UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-24037

Investment Company Act file number

NB Asset-Based Credit Fund

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, NY 10104

(Address of principal executive offices) (Zip code)

Dean Winick

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

(212) 476-8800

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Annual Report NB Asset-Based Credit Fund Commencement of Operations (August 20, 2025) through December 31, 2025

NB Asset-Based Credit Fund

Management’s Discussion of Fund Performance (Unaudited)

Fund Overview

The NB Asset-Based Credit Fund’s (the “Fund”) investment objective is to seek to provide a high level of current income. The Fund seeks to invest in an actively-managed portfolio focused on short-duration, asset-based credit assets, which derive returns from interest incomes, recurring revenues, fees or other types of cash flows of underlying financial and physical assets. This includes directly originated debt assets, including loans and other debt securities, that are privately negotiated with borrowers. The Fund also invests a portion of its assets in a portfolio of cash and cash equivalents and liquid fixed-income securities to maintain a degree of liquidity.

Neuberger Berman Investment Advisers LLC serves as the Fund’s investment adviser (“Investment Adviser”). The Investment Adviser has engaged NB Alternatives Advisers LLC as sub-adviser (“Sub-Adviser” and, together with the Investment Adviser, the “Adviser”) to assist with investment decisions. The Fund’s strategy is to invest across a diversified set of asset-based credit segments, including consumer and small business loans and receivables, corporate asset-based lending secured by real estate, equipment, inventory or intellectual property, royalty and receivable-backed financings, loans and leases backed by physical assets (such as equipment, transportation, and infrastructure), and select liquid securitized credit including Asset-Based Securities (“ABS”), Residential Mortgage-Backed Securities (“RMBS”), Commercial Mortgage-Backed Securities (“CMBS”), and Collateralized Loan Obligations (“CLO”) tranches. Investments may be directly originated, privately negotiated, or acquired from specialty finance originators and marketplace lending platforms, allowing the Adviser to tailor structures, covenants, and credit enhancement to prioritize downside protection and risk-adjusted returns. The Fund employs a relative value framework, analyzing opportunities across geographies, sectors, and risk expressions. Sector allocation decisions are guided by a comprehensive view of the credit cycle, combined with other relative value and duration factors.

Asset-Based Credit Update

Since the Fund commenced operations in August 2025, the macroeconomic environment remained mixed, marked by moderating growth, persistent inflation pressures, and early signs of labor market softening. Rising unemployment, slower income growth, and weaker consumer confidence led to pockets of stress in select consumer and small business segments, though overall credit performance remained contained. Importantly, delinquencies across core products such as credit cards stayed well below prior-cycle peaks, underscoring continued consumer resilience despite headline volatility. As the year closed, markets increasingly focused on improving forward-looking catalysts, including anticipated rate cuts and supportive fiscal measures expected to gain traction in 2026.

Capital markets remained healthy and well-functioning throughout the fourth quarter, with strong investor demand for high-quality structured credit. ABS spreads were largely stable to modestly tighter across most sectors, supported by strong demand for high-quality securitized credit and confidence in asset-level performance. Prime consumer, credit card, equipment, and esoteric ABS remained range-bound, while auto ABS, particularly subprime and lower-rated tranches, experienced modest widening late in the fourth quarter following negative consumer headlines and idiosyncratic events. Importantly, underlying funding conditions were relatively unchanged, with stable advance rates, haircuts, and financing spreads, reinforcing the view that volatility reflected asset-level differentiation rather than systemic dislocation.

Against this backdrop, origination activity favored discipline over growth. Lenders tightened credit boxes, reduced advance rates, and emphasized secured, shorter-duration structures with stronger covenants and enhanced credit protection. Volume growth slowed in unsecured consumer lending, while secured and higher-quality segments proved more resilient. Ongoing bank retrenchment and balance sheet constraints continued to create opportunities for private capital across receivables finance, consumer and small business debt, and hard-asset-backed strategies. Overall, the period was characterized by a cautious but constructive tone, with markets rewarding quality, conservative structuring, and downside protection as investors positioned for an uncertain but potentially improving 2026 outlook.

Asset-Based Credit Outlook for 2026

Over the next year, we believe macro conditions are likely to be shaped by continued policy intervention, most notably through the U.S. Treasury’s directive enabling Fannie Mae and Freddie Mac to purchase approximately $200 billion of mortgage-backed securities. For asset-based credit markets, this dynamic makes public ABS spreads more expensive and pushes relative value toward private, bespoke, and smaller scale opportunities—areas where the strategy can negotiate stronger structures and capture higher premium.

Consumer fundamentals remain constructive, though modestly weaker than peak levels. Debt service ratios sit near multi-decade lows, borrower FICO and income data are stable, and delinquencies remain well below stress periods seen in 2021. On the other hand, we recognize that we are potentially nearing the end of a peak cycle. Additionally, originators of consumer debt have gradually increased originations and loosened underwriting standards over the past couple of years and that has now accumulated to a level that we think warrants some scrutiny. For the strategy, this backdrop supports ongoing allocations to consumer linked exposures, but only to a shorter list of best-in-class originators particularly where originators retain meaningful first loss capital and agree to tight collateral performance covenants.

Regulatory noise – such as proposals to cap credit card rates – may create short term volatility for banks or card issuers, but these measures are viewed by markets as unlikely to materialize without congressional action. Any direct impact on the asset-based finance market should remain minimal, as private bilateral deals are priced off underlying economics, not regulatory rate caps. Overall, the macro environment is expected to remain supportive of the strategy’s ability to find pockets of relative value, lean into private markets where spreads remain attractive, and benefit from structural protections that insulate portfolios from transitory regulatory or political developments.

Performance Discussion

The Fund commenced investment operations in August 2025 and as of December 31, 2025, has deployed capital into 10 active investments1 diversified across structure types including whole loans (34%), credit facilities (48%), ABS (16%) and equity (2%). The Fund is also diversified across sectors, including point of sale, consumer unsecured, small business loans, art finance, litigation finance and financial services. Our primary focus remains on credit facilities where we are finding more opportunities with significant downside protection. Originator partners continue to uphold tight underwriting standards, and our priority is to ensure they maintain rigorous discipline in origination practices.

The Fund’s Institutional Share Class generated a 3.54% total return for the period from August 20, 2025 (commencement of operations) through December 31, 2025. The top three contributors to performance included two senior secured loans backed by consumer assets and a credit facility backed by mass tort and personal injury legal claims. Given the young age of the portfolio, there were no negative drivers of the fund performance.

1. Includes all ABS positions as a single investment. The portfolio composition, industries and holdings of the Fund are subject to change without notice. The opinions are as of the date of this report and are subject to change without notice.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of NB Asset-Based Credit Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of NB Asset-Based Credit Fund (the “Fund”), including the consolidated schedule of investments, as of December 31, 2025, and the related consolidated statements of operations, changes in net assets and cash flows for the period from August 20, 2025 (commencement of operations) through December 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund at December 31, 2025, and the consolidated results of its operations, changes in its net assets and its cash flows for the period from August 20, 2025 (commencement of operations) through December 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.

Boston, MA

February 26, 2026

NB Asset-Based Credit Fund

Consolidated Statement of Assets and Liabilities

(expressed in U.S. Dollars)

As of December 31, 2025

ASSETS:
Investments, at fair value(1)	$	115,177,026
Unrealized appreciation on risk share contracts		200,357
Cash		362,414
Interest receivable		1,008,276
Deferred debt issuance costs		509,315
Principal paydowns receivable		169,892
Due from Investment Adviser (See Note 4)		126,471
Dividends receivable		50,959
Other assets		104
Total assets		117,604,814

LIABILITIES:
Line of credit payable	$	28,500,000
Reverse repurchase agreements		11,228,446
Payable for investment securities purchased		4,054,732
Incentive fee payable (See Note 4)		292,128
Interest payable		183,250
Accrued expenses and other liabilities		711,722
Total liabilities		44,970,278
Total net assets	$	72,634,536

NET ASSETS CONSIST OF:
Net capital	$	73,359,611
Total distributable loss		(725,075)
Total net assets	$	72,634,536

Institutional Class (“ Class I” )
Net assets	$	72,634,536
Capital shares outstanding, unlimited shares authorized		7,296,427
Net asset value, offering and redemption price per share	$	9.95
(1) Cost of Investments	$	116,608,229

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements

NB Asset-Based Credit Fund

Consolidated Statement of Operations

(expressed in U.S. Dollars)

Commencement of Operations (August 20, 2025) through December 31, 2025

INVESTMENT INCOME:
Interest income	$	5,106,448
Dividend income		50,959
Total investment income		5,157,407

EXPENSES
Interest expense and debt issuance costs		616,600
Incentive fee expense (See Note 4)		376,145
Audit and tax expenses		352,589
Trustees fees and expenses (See Note 4)		258,818
Management fees (See Note 4)		230,278
Fund accounting and administration fees (See Note 5)		116,375
Interest expense on reverse repurchase agreements		197,864
Loan servicing fees		118,198
Technology and data service fees		101,600
Legal expenses		72,884
Valuation agent fees		45,929
Transfer agency fees and expenses		43,225
Custody fees		38,637
Other expenses		61,251
Total expenses before Adviser waiver		2,630,393
Management fees waiver(1) (See Note 4)		(115,139)
Expenses reimbursed by Investment Adviser subject to recoupment (See Note 4)		(753,842)
Total net expenses		1,761,412
Net investment income		3,395,995
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments		(7,324)
Risk share contracts		57,594
Net change in unrealized appreciation (depreciation) on:
Investments		(1,431,203)
Risk share contracts		200,357
Net realized and unrealized (loss)		(1,180,576)
Net increase in net assets resulting from operations	$	2,215,419

(1)	The Adviser has agreed to reduce the advisory fee by 50% during the first year of operations, not subject to recoupment.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

Consolidated Statement of Changes in Net Assets

(expressed in U.S. Dollars)

Commencement of Operations (August 20, 2025) through December 31, 2025

OPERATIONS:
Net investment income	$	3,395,995
Net realized gain (loss) on:
Investments		(7,324)
Risk share contracts		57,594
Net change in unrealized appreciation (depreciation) on:
Investments		(1,431,203)
Risk share contracts		200,357
Net increase in net assets resulting from operations		2,215,419

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Class I		(2,940,883)
Total distributions		(2,940,883)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Class I		73,260,000
Net increase in net assets from capital share transactions		73,260,000
Total increase in net assets		72,534,536

NET ASSETS:
Beginning of period		100,000
End of period	$	72,634,536

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

Consolidated Statement of Cash Flows

(expressed in U.S. Dollars)

Commencement of Operations (August 20, 2025) through December 31, 2025

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$2,215,419
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized depreciation on investments	1,431,203
Net realized loss on investments	7,324
Net change in unrealized apreciation on risk share contracts	(200,357)
Net realized gain on risk share contracts	(57,594)
Proceeds from principal paydowns and sale of investments	20,908,451
Purchases of investments	(128,665,104)
Net purchases and sales of short-term investments	(8,830,614)
Amortization and accretion of premium and discount	29,308
Changes in assets and liabilities:
Due from Adviser	(126,471)
Principal paydowns receivable	(169,892)
Deferred debt issuance costs	(509,315)
Dividends receivable	(50,959)
Interest receivable	(1,008,276)
Other assets	(104)
Payable for investment securities purchased	4,054,732
Interest payable	183,250
Incentive fee payable	292,128
Other accrued expenses and liabilities	711,722

Net cash used in operating activities	(109,785,149)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	73,260,000
Drawdowns on line of credit	28,500,000
Borrowings on reverse repurchase agreements	11,228,446
Distributions to shareholders	(2,940,883)

Net cash provided by financing activities	110,047,563

Net increase in cash	262,414

Cash, beginning of year	100,000

Cash, end of year	$362,414

SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION
Cash paid for interest on line of credit payable and reverse repurchase agreements	$557,068

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

Whole Loans - 49.7% (l)	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
Consumer Loans - 24.0%
United States - 24.0%
340792099, 35.99%, 11/17/2025(a)(b)(c)(j)	Uplift	08/29/2025	$144	$148	$35
340811465, 35.99%, 02/17/2026(a)(b)	Uplift	08/29/2025	240	247	238
340817235, 35.99%, 02/17/2026(a)(b)	Uplift	08/29/2025	679	698	674
340923298, 35.99%, 02/17/2026(a)(b)	Uplift	08/29/2025	192	197	190
340946124, 14.99%, 02/17/2026(a)(b)	Uplift	08/29/2025	66	67	65
340956653, 35.99%, 05/17/2026(a)(b)	Uplift	08/29/2025	272	280	269
340965715, 35.99%, 02/17/2026(a)(b)	Uplift	08/29/2025	94	96	93
340966943, 35.99%, 02/17/2026(a)(b)	Uplift	08/29/2025	79	81	79
340974369, 35.99%, 02/17/2026(a)(b)	Uplift	08/29/2025	131	135	130
340981306, 23.99%, 07/17/2026(a)(b)	Uplift	08/29/2025	783	805	774
340982678, 23.99%, 02/17/2026(a)(b)	Uplift	08/29/2025	68	70	67
340983250, 12.99%, 02/17/2026(a)(b)	Uplift	08/29/2025	390	401	388
340989042, 21.99%, 05/17/2026(a)(b)	Uplift	08/29/2025	380	391	376
340993394, 35.99%, 02/18/2026(a)(b)	Uplift	08/29/2025	73	75	72
340993770, 35.99%, 05/18/2026(a)(b)	Uplift	08/29/2025	284	292	281
340997242, 35.99%, 02/18/2026(a)(b)	Uplift	08/29/2025	60	62	60
341000609, 19.99%, 08/18/2027(a)(b)	Uplift	08/29/2025	1,847	1,899	1,818
341002215, 16.99%, 02/18/2026(a)(b)	Uplift	08/29/2025	106	109	106
341004128, 35.99%, 07/18/2026(a)(b)	Uplift	08/29/2025	689	709	680
341004827, 27.99%, 07/18/2026(a)(b)	Uplift	08/29/2025	1,142	1,174	1,128
341007501, 29.99%, 05/18/2026(a)(b)	Uplift	08/29/2025	716	737	711
341008907, 21.99%, 05/18/2026(a)(b)	Uplift	08/29/2025	234	240	231
341008916, 35.99%, 02/18/2026(a)(b)	Uplift	08/29/2025	65	67	64
341011110, 0.00%, 02/18/2026(a)(b)	Uplift	08/29/2025	313	289	298
341014111, 24.99%, 07/18/2026(a)(b)(c)	Uplift	08/29/2025	1,097	1,127	512
341021016, 21.99%, 02/18/2026(a)(b)	Uplift	08/29/2025	105	108	104
341076198, 35.99%, 02/18/2026(a)(b)(c)	Uplift	08/29/2025	307	316	26
341076976, 19.99%, 07/18/2026(a)(b)	Uplift	08/29/2025	1,193	1,227	1,179
341078354, 24.99%, 02/18/2026(a)(b)	Uplift	08/29/2025	54	56	54
341083019, 21.99%, 05/18/2026(a)(b)	Uplift	08/29/2025	232	239	230
341089027, 35.99%, 05/18/2026(a)(b)	Uplift	08/29/2025	177	182	175
341091788, 19.99%, 02/18/2026(a)(b)	Uplift	08/29/2025	320	329	318
341093340, 24.99%, 02/18/2026(a)(b)	Uplift	08/29/2025	30	31	30
341099046, 23.99%, 07/18/2026(a)(b)	Uplift	08/29/2025	1,584	1,628	1,565
341108389, 19.99%, 05/18/2026(a)(b)	Uplift	08/29/2025	218	224	216
341110409, 24.99%, 02/18/2026(a)(b)	Uplift	08/29/2025	217	223	216
341111920, 0.00%, 05/18/2026(a)(b)	Uplift	08/29/2025	509	471	476
341113555, 35.99%, 07/18/2026(a)(b)	Uplift	08/29/2025	1,376	1,414	1,358
341114169, 35.99%, 05/18/2026(a)(b)	Uplift	08/29/2025	173	177	171
341114686, 29.99%, 07/18/2026(a)(b)	Uplift	08/29/2025	1,374	1,413	1,365
341115205, 16.99%, 07/18/2026(a)(b)	Uplift	08/29/2025	1,424	1,464	1,408
341118402, 0.00%, 02/18/2026(a)(b)	Uplift	08/29/2025	750	700	708
341119075, 35.99%, 02/18/2026(a)(b)	Uplift	08/29/2025	75	77	74
341121410, 19.99%, 02/18/2026(a)(b)	Uplift	08/29/2025	72	74	71
341125506, 18.99%, 05/18/2026(a)(b)	Uplift	08/29/2025	342	352	339
341129503, 29.99%, 05/18/2026(a)(b)	Uplift	08/29/2025	278	286	275
341132023, 29.99%, 02/18/2026(a)(b)	Uplift	08/29/2025	194	199	195
341132379, 35.99%, 02/18/2026(a)(b)	Uplift	08/29/2025	172	177	171
341138018, 35.99%, 05/18/2026 (a)(b)	Uplift	08/29/2025	323	332	319
341142728, 35.99%, 07/18/2026 (a)(b)	Uplift	08/29/2025	1,298	1,334	1,288
341143334, 0.00%, 07/18/2026 (a)(b)	Uplift	08/29/2025	907	844	836
341144483, 33.99%, 07/18/2026 (a)(b)	Uplift	08/29/2025	883	907	871
341144716, 0.00%, 07/18/2026 (a)(b)	Uplift	08/29/2025	1,483	1,390	1,374
341145362, 21.99%, 02/18/2026 (a)(b)	Uplift	08/29/2025	248	255	247
341147222, 0.00%, 02/18/2026 (a)(b)	Uplift	08/29/2025	208	190	198

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341149941, 0.00%, 02/18/2026 (a)(b)	Uplift	08/29/2025	$333	$308	$317
341150278, 35.99%, 02/18/2026 (a)(b)	Uplift	08/29/2025	659	678	654
341151270, 19.99%, 05/18/2026 (a)(b)	Uplift	08/29/2025	270	277	267
341151299, 35.99%, 02/18/2026 (a)(b)	Uplift	08/29/2025	50	52	50
341151869, 35.99%, 05/18/2026 (a)(b)	Uplift	08/29/2025	232	238	229
341152795, 0.00%, 02/18/2026 (a)(b)	Uplift	08/29/2025	1,642	1,529	1,560
341155361, 16.99%, 02/18/2026 (a)(b)	Uplift	08/29/2025	170	175	169
341158273, 23.99%, 02/18/2026 (a)(b)	Uplift	08/29/2025	63	64	62
341158874, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	443	455	440
341160334, 19.99%, 07/18/2026 (a)(b)	Uplift	08/29/2025	744	765	735
341161457, 19.99%, 05/18/2026 (a)(b)	Uplift	08/29/2025	394	405	390
341163496, 35.99%, 02/18/2026 (a)(b)	Uplift	08/29/2025	67	69	66
341163979, 35.99%, 02/18/2026 (a)(b)	Uplift	08/29/2025	123	127	123
341164676, 0.00%, 07/18/2026 (a)(b)	Uplift	08/29/2025	3,034	2,860	2,837
341169857, 23.99%, 02/18/2026 (a)(b)	Uplift	08/29/2025	74	76	73
341171594, 35.99%, 05/18/2026 (a)(b)	Uplift	08/29/2025	294	302	291
341173837, 29.99%, 02/18/2026 (a)(b)	Uplift	08/29/2025	52	54	52
341181536, 0.00%, 07/18/2026 (a)(b)	Uplift	08/29/2025	1,163	1,087	1,081
341182512, 0.00%, 02/18/2026 (a)(b)	Uplift	08/29/2025	223	203	212
341183433, 35.99%, 02/18/2026 (a)(b)	Uplift	08/29/2025	108	111	107
341186433, 35.99%, 02/18/2026 (a)(b)	Uplift	08/29/2025	45	46	44
341186615, 35.99%, 02/18/2026 (a)(b)	Uplift	08/29/2025	91	93	90
341186905, 35.99%, 05/18/2026 (a)(b)	Uplift	08/29/2025	182	187	180
341187737, 0.00%, 07/18/2026 (a)(b)	Uplift	08/29/2025	1,180	1,103	1,091
341191164, 29.99%, 07/18/2026 (a)(b)	Uplift	08/29/2025	750	771	740
341191444, 35.99%, 11/18/2025 (a)(b)(c)(j)	Uplift	08/29/2025	247	254	58
341191570, 0.00%, 07/18/2026 (a)(b)	Uplift	08/29/2025	1,792	1,683	1,663
341192673, 24.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	70	72	69
341193277, 0.00%, 07/18/2026 (a)(b)	Uplift	08/29/2025	1,055	984	974
341194698, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	921	947	910
341195792, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	142	146	141
341195980, 16.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	540	555	535
341196121, 35.99%, 11/18/2025 (a)(b)(c)(j)	Uplift	08/29/2025	336	345	59
341197085, 35.99%, 02/18/2026 (a)(b)	Uplift	08/29/2025	246	253	245
341197525, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	225	232	223
341198390, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	137	141	136
341198433, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	145	138	140
341201073, 16.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	582	598	580
341201644, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	269	277	267
341202329, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	84	87	84
341202649, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	208	213	206
341203241, 35.99%, 11/19/2025 (a)(b)(c)(j)	Uplift	08/29/2025	120	123	18
341203380, 0.00%, 05/19/2026 (a)(b)	Uplift	08/29/2025	916	854	858
341204879, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	719	669	673
341205670, 33.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	305	314	303
341206095, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	353	363	352
341206235, 35.99%, 02/19/2027 (a)(b)	Uplift	08/29/2025	1,517	1,559	1,492
341206277, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	400	367	378
341206760, 33.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	87	90	87
341207230, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	122	125	122
341207268, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	227	233	224
341207841, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,088	1,118	1,074
341207968, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	59	61	58
341208838, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	273	280	272
341209201, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	121	124	120
341209960, 35.99%, 05/19/2026 (a)(b)(c)	Uplift	08/29/2025	681	701	176
341210064, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	65	67	65

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341212435, 21.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	$1,430	$1,470	$1,413
341213505, 35.99%, 02/19/2026 (a)(b)(c)	Uplift	08/29/2025	592	609	133
341213562, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	99	102	99
341214731, 24.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	765	787	756
341215169, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	39	40	38
341215455, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	352	362	348
341215918, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	272	279	270
341216092, 21.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	800	822	790
341216390, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	145	134	141
341216783, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,284	1,201	1,188
341219208, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	260	268	262
341219758, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	99	101	98
341220366, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	43	44	42
341220550, 33.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,544	1,587	1,533
341220598, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	90	93	89
341220610, 0.00%, 05/19/2026 (a)(b)	Uplift	08/29/2025	612	564	562
341224065, 27.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	392	403	390
341224240, 21.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	229	235	227
341225830, 35.99%, 02/19/2026 (a)(b)(c)	Uplift	08/29/2025	486	500	209
341226033, 19.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	202	207	200
341226115, 29.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,130	1,162	1,116
341226592, 24.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	200	206	198
341226859, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	127	130	126
341227649, 21.99%, 11/19/2025 (a)(b)(j)	Uplift	08/29/2025	20	20	20
341231988, 35.99%, 12/03/2025 (a)(b)(j)	Uplift	08/29/2025	8	8	8
341233013, 24.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	348	357	345
341235060, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	59	60	58
341246041, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	81	83	80
341255692, 35.99%, 11/19/2025 (a)(b)(c)(j)	Uplift	08/29/2025	622	640	22
341265451, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	288	296	285
341269552, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	81	83	80
341269575, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	175	180	173
341269696, 33.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	457	470	453
341269950, 24.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	539	555	534
341270444, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	189	194	187
341270791, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	70	72	69
341271564, 29.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	96	98	95
341272183, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	837	861	827
341272184, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	266	274	265
341272907, 18.99%, 08/19/2027 (a)(b)	Uplift	08/29/2025	9,073	9,328	8,935
341273065, 18.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	598	615	596
341273182, 29.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	264	271	261
341274235, 23.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	394	406	393
341274407, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,002	933	929
341274787, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	798	820	788
341276994, 23.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	285	293	282
341277124, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	260	267	258
341277164, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	160	165	158
341277175, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	264	271	262
341277387, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	882	907	871
341277754, 29.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	433	445	431
341278071, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	41	42	41
341278417, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	227	233	225
341278706, 23.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	203	209	201
341278808, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	57	58	56
341279562, 23.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	617	634	611
341279987, 23.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	423	435	419

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341280179, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	$394	$405	$390
341280258, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	171	176	169
341280566, 12.99%, 02/19/2027 (a)(b)	Uplift	08/29/2025	1,904	1,957	1,876
341280757, 35.99%, 11/19/2025 (a)(b)(c)(j)	Uplift	08/29/2025	212	218	35
341281030, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	32	33	32
341281073, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	49	50	49
341282529, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	176	181	174
341282705, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	613	630	605
341282719, 29.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	216	222	214
341282956, 16.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,041	1,071	1,029
341284394, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	216	222	215
341284595, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	177	182	175
341284716, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	209	215	208
341284937, 33.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	394	405	391
341285327, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	273	251	259
341285495, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	158	163	157
341285654, 19.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	296	304	293
341285712, 35.99%, 02/15/2026 (a)(b)	Uplift	08/29/2025	40	41	39
341286153, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	32	30	31
341286598, 19.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	238	244	235
341286633, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	379	389	375
341287156, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	988	1,016	976
341287209, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,035	1,064	1,022
341287227, 29.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	79	81	79
341288388, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	89	92	89
341289431, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	196	201	194
341289726, 18.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	516	531	514
341289997, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	862	801	798
341290346, 29.99%, 07/19/2026 (a)(b)(c)	Uplift	08/29/2025	1,335	1,373	349
341290888, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	225	231	223
341291015, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	107	110	106
341291236, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	104	107	103
341293035, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	895	920	884
341293370, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	43	44	43
341294238, 24.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	93	96	93
341297470, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	66	68	65
341297604, 21.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	87	89	88
341297634, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	55	56	54
341298175, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	194	199	193
341299999, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	237	244	235
341300845, 19.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,437	1,478	1,421
341301019, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	91	94	90
341301431, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	196	202	194
341302041, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	256	263	253
341302072, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	279	287	277
341302082, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	51	53	51
341302594, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	300	277	286
341303324, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	291	300	288
341303330, 14.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	545	561	540
341304140, 35.99%, 11/19/2025 (a)(b)(c)(j)	Uplift	08/29/2025	202	208	37
341304264, 19.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	500	514	495
341304280, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	236	242	233
341304460, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	670	689	662
341304726, 24.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	293	301	290
341305159, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	333	343	332
341306331, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	241	248	239
341306337, 16.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	293	301	290

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341306894, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	$222	$229	$221
341307765, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	345	355	342
341308083, 19.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	231	237	228
341308283, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	257	264	254
341308758, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	470	483	465
341308979, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	136	140	135
341308989, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	93	95	92
341309295, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	698	718	693
341309304, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	67	69	66
341309465, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	179	184	179
341310761, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	222	228	220
341310778, 21.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	57	59	57
341310836, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	100	103	99
341311005, 19.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	2,265	2,329	2,244
341311115, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	863	887	853
341311129, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	185	190	184
341311749, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	213	219	210
341312068, 23.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	864	888	854
341312179, 33.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	314	322	311
341312300, 25.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	945	971	935
341312386, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	73	75	73
341312715, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	394	406	392
341312726, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	91	93	90
341312784, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	317	326	315
341313375, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,056	1,086	1,043
341313855, 23.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	257	264	254
341313979, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	737	758	728
341314192, 24.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	184	190	184
341314517, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	484	497	480
341314896, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	792	815	783
341318013, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	69	71	68
341318668, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,386	1,298	1,283
341318679, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	154	158	153
341319260, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	76	78	75
341319582, 16.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	44	45	44
341319747, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	316	325	314
341319812, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	108	111	107
341320201, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	204	210	203
341320253, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	83	86	83
341320356, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	164	169	163
341321021, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	112	115	111
341321226, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	511	526	506
341321342, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	106	109	105
341321365, 21.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	866	890	860
341323134, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	59	60	58
341323607, 35.99%, 08/19/2027 (a)(b)	Uplift	08/29/2025	1,873	1,926	1,841
341323915, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	295	304	292
341324505, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	237	244	235
341324847, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	130	134	129
341325072, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	62	64	61
341325469, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	525	539	519
341325820, 27.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	469	482	464
341325951, 24.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	40	41	40
341326251, 23.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	390	401	386
341326362, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	47	49	47
341329176, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	121	124	120
341329199, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	120	124	119

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341329715, 14.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	$563	$579	$558
341329808, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	175	180	173
341330030, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	94	97	93
341330225, 33.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	63	65	63
341330257, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,970	1,851	1,839
341330458, 24.99%, 02/19/2027 (a)(b)	Uplift	08/29/2025	1,592	1,637	1,567
341331355, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	221	227	220
341331395, 29.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	735	756	730
341332058, 0.00%, 02/19/2026 (a)(b)(c)	Uplift	08/29/2025	1,201	1,120	395
341332290, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	63	65	63
341332552, 29.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	95	98	95
341332593, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	499	513	494
341333339, 29.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	141	145	140
341333470, 29.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	226	233	224
341333871, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	317	326	314
341333894, 35.99%, 07/31/2026 (a)(b)(c)	Uplift	08/29/2025	973	998	461
341334708, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	46	47	46
341334733, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	240	247	237
341336141, 27.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	305	313	303
341336274, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	131	119	124
341336288, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	199	205	197
341336367, 24.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	97	99	96
341336725, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	227	234	226
341336934, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	229	236	227
341337404, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	206	212	205
341338158, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	1,139	1,171	1,128
341338173, 29.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	275	282	272
341338713, 16.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	95	98	95
341339093, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,595	1,640	1,581
341339134, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	104	107	103
341339853, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	280	288	278
341339869, 23.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	408	419	404
341339881, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	108	111	107
341340357, 18.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	313	321	310
341340800, 29.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	373	384	371
341341086, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	277	285	274
341341315, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	727	675	673
341341477, 29.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	39	41	39
341341498, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	2,383	2,243	2,226
341341623, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	348	357	344
341341700, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	113	116	113
341341917, 16.99%, 08/19/2027 (a)(b)	Uplift	08/29/2025	8,859	9,108	8,766
341342130, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	127	120	122
341342188, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	297	305	294
341342323, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	176	181	175
341342544, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	139	143	138
341342917, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	167	152	159
341343335, 29.99%, 02/19/2027 (a)(b)	Uplift	08/29/2025	4,094	4,209	4,028
341343416, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	532	547	527
341343445, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	668	687	660
341343521, 35.99%, 02/19/2026 (a)(b)(c)	Uplift	08/29/2025	592	608	47
341344930, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	51	53	51
341345485, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	265	243	252
341345547, 29.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	263	270	260
341345827, 0.00%, 05/19/2026 (a)(b)	Uplift	08/29/2025	555	512	514
341346074, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	219	225	217
341346218, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	413	424	410

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341346674, 33.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	$192	$197	$190
341346753, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	147	151	146
341346935, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	174	163	169
341347200, 24.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	371	382	369
341347331, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	895	920	884
341347860, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	61	63	61
341348169, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	405	417	401
341348812, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	218	224	217
341348821, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	845	785	778
341348986, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	110	104	106
341349671, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	261	240	248
341349967, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	35	36	34
341350368, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	110	113	109
341351047, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	242	231	233
341351095, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	919	945	908
341351125, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	428	440	423
341353053, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	87	90	87
341353149, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,092	1,123	1,079
341353218, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	193	199	192
341353257, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	60	62	60
341353415, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	193	199	192
341353862, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	231	237	229
341353984, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	258	265	255
341354022, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	110	104	106
341354092, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	195	201	194
341354150, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	325	296	309
341354697, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	1,169	1,102	1,122
341356089, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	181	186	179
341356104, 24.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	427	439	425
341356241, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	261	268	258
341356408, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	259	237	246
341356740, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	77	79	76
341356848, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	976	909	905
341357084, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	42	43	42
341357243, 12.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	590	607	587
341357896, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	67	69	67
341357959, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	61	63	61
341358035, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,204	1,125	1,113
341358938, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	237	243	235
341358968, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	207	213	206
341359087, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	80	82	80
341359399, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	105	108	105
341359512, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	724	742	717
341359604, 35.99%, 08/19/2026 (a)(b)	Uplift	08/29/2025	1,010	1,039	997
341359760, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	206	212	204
341359885, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	116	110	112
341359923, 0.00%, 02/19/2027 (a)(b)	Uplift	08/29/2025	1,590	1,486	1,447
341360117, 0.00%, 02/19/2027 (a)(b)	Uplift	08/29/2025	1,461	1,364	1,328
341362162, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	217	223	216
341363107, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	77	79	77
341364237, 33.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	307	316	304
341364257, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	90	92	90
341364303, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	27	28	27
341364436, 23.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	400	411	396
341364450, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	384	395	380
341364661, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	41	42	40
341364694, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	38	39	37

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341364715, 35.99%, 02/19/2026 (a)(b)(c)	Uplift	08/29/2025	$177	$182	$37
341364796, 21.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	81	83	80
341364955, 35.99%, 02/19/2026 (a)(b)(c)	Uplift	08/29/2025	106	109	23
341365361, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	73	75	72
341365439, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,167	1,200	1,153
341365555, 35.99%, 11/19/2025 (a)(b)(c)(j)	Uplift	08/29/2025	132	136	20
341365592, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	304	280	289
341366393, 29.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	954	981	948
341367182, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	135	139	134
341367214, 35.99%, 02/19/2027 (a)(b)	Uplift	08/29/2025	1,224	1,258	1,207
341367567, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	258	265	256
341367753, 0.00%, 05/19/2026 (a)(b)	Uplift	08/29/2025	1,423	1,336	1,338
341368017, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	37	35	36
341368049, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	970	997	963
341368106, 21.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	101	104	100
341368157, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	108	111	108
341368350, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	267	245	254
341368464, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	782	734	749
341368558, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	400	411	396
341369015, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,087	1,014	1,004
341369027, 25.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	73	75	72
341369070, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	720	667	661
341369490, 18.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	154	158	153
341369926, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	169	153	159
341370169, 23.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	431	443	426
341370660, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	123	127	122
341371022, 19.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	381	392	377
341371180, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	145	149	144
341372333, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	99	101	98
341372335, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	29	30	29
341372458, 19.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	730	751	722
341372568, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	324	334	323
341372595, 14.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	67	69	67
341372837, 33.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	128	131	127
341373032, 35.99%, 07/19/2026 (a)(b)(c)	Uplift	08/29/2025	822	845	198
341373120, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	320	291	298
341373343, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	247	254	245
341373951, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	724	670	669
341374043, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	83	79	80
341374178, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	98	101	98
341374335, 16.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	199	205	198
341374393, 35.99%, 05/19/2026 (a)(b)(c)	Uplift	08/29/2025	462	475	200
341374577, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	429	441	426
341374821, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	905	842	838
341375125, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	590	552	564
341375656, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	264	242	251
341375709, 19.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	268	276	266
341375873, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	97	99	96
341375892, 21.99%, 08/19/2027 (a)(b)	Uplift	08/29/2025	2,217	2,279	2,193
341375994, 33.99%, 02/12/2026 (a)(b)	Uplift	08/29/2025	99	102	98
341376085, 29.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	507	522	502
341376773, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	131	135	130
341376867, 0.00%, 07/19/2026 (a)(b)(c)	Uplift	08/29/2025	1,155	1,071	376
341377347, 0.00%, 05/19/2026 (a)(b)	Uplift	08/29/2025	1,796	1,689	1,683
341377609, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	197	203	196
341377670, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	110	113	109
341377719, 29.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	87	90	87

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341378316, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	$70	$72	$70
341378514, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,176	1,209	1,161
341378770, 23.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	51	53	51
341378835, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	88	90	87
341378965, 24.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	60	61	59
341378992, 14.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	92	95	92
341379216, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	53	54	52
341379267, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	178	183	176
341379407, 35.99%, 07/19/2026 (a)(b)	Uplift	08/29/2025	981	1,009	969
341379416, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	161	153	155
341379560, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	160	165	159
341379660, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	341	351	339
341379672, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,114	1,040	1,034
341380155, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	171	176	170
341380432, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	464	477	459
341380688, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	241	225	234
341380895, 0.00%, 07/19/2026 (a)(b)	Uplift	08/29/2025	1,321	1,238	1,235
341381214, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	540	555	537
341381413, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	391	402	388
341381565, 35.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	501	515	496
341381878, 19.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	293	301	291
341381936, 23.99%, 05/19/2026 (a)(b)	Uplift	08/29/2025	295	304	292
341382168, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	92	94	91
341382260, 19.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,122	1,154	1,110
341382385, 33.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	218	224	216
341382483, 16.99%, 08/19/2026 (a)(b)	Uplift	08/29/2025	9,161	9,419	9,051
341382619, 35.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	350	360	347
341382623, 14.99%, 02/19/2026 (a)(b)	Uplift	08/29/2025	119	122	118
341383394, 24.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	29	30	29
341383776, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,068	996	986
341383868, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	228	234	225
341383982, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	4,868	4,595	4,523
341384030, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	183	188	182
341384043, 35.99%, 03/04/2026 (a)(b)	Uplift	08/29/2025	202	207	199
341384064, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	70	72	69
341384618, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	593	549	550
341384736, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	499	513	494
341384852, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	333	342	330
341385047, 19.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	172	177	171
341385336, 35.99%, 05/20/2026 (a)(b)(c)	Uplift	08/29/2025	456	469	35
341386073, 14.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	930	956	925
341386187, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	276	284	274
341386291, 0.00%, 08/03/2026 (a)(b)	Uplift	08/29/2025	864	803	803
341386304, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	348	322	331
341386785, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	336	346	333
341386788, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	410	421	405
341386884, 35.99%, 05/20/2026 (a)(b)(c)	Uplift	08/29/2025	355	365	142
341386922, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	817	760	764
341387048, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	409	380	390
341387071, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	205	211	204
341387130, 21.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	349	359	347
341387358, 23.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,319	1,356	1,311
341387467, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	503	463	465
341387859, 21.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	2,923	3,005	2,877
341387875, 19.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	238	244	235
341387942, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	591	552	567
341388015, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	531	546	526

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341388086, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	$77	$79	$77
341388096, 33.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	2,356	2,422	2,366
341388107, 21.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	542	557	536
341388172, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	914	940	903
341388244, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	192	198	190
341388436, 19.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	318	327	315
341388509, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	262	269	39
341388515, 21.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	784	806	775
341388880, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	422	434	418
341388905, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	68	70	68
341388977, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	286	294	283
341389323, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	203	209	201
341389388, 24.99%, 11/20/2025 (a)(b)(j)	Uplift	08/29/2025	5	5	5
341389413, 19.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	318	327	314
341389612, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	30	31	29
341389725, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	903	928	906
341389884, 35.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	1,707	1,755	1,679
341389886, 29.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	2,363	2,430	2,325
341389959, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	107	99	104
341390307, 35.99%, 08/30/2026 (a)(b)	Uplift	08/29/2025	787	809	781
341390445, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	106	109	105
341390653, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	63	65	63
341390832, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	805	827	795
341390840, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,394	1,305	1,293
341390854, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	129	132	128
341391090, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	706	653	648
341391268, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	828	773	789
341391296, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	279	257	265
341391321, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	120	123	15
341391355, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	103	106	14
341391442, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	194	199	41
341391467, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	275	253	261
341391592, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	490	503	487
341391633, 24.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	186	191	185
341391642, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	178	183	62
341391772, 18.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	197	203	196
341392072, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	826	775	792
341392125, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	310	319	307
341392168, 16.99%, 08/20/2026 (a)(b)	Uplift	08/29/2025	2,737	2,814	2,704
341392275, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	461	430	443
341392395, 19.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	976	1,004	965
341392448, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	51	52	50
341392630, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	217	223	216
341392854, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	453	466	448
341393036, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	225	205	213
341393092, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	781	803	771
341393154, 18.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	873	898	865
341393181, 35.99%, 11/20/2025 (a)(b)(j)	Uplift	08/29/2025	13	14	13
341393579, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	725	680	694
341393683, 19.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	1,820	1,872	1,793
341393739, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	176	162	169
341393778, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	593	610	587
341393820, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	310	318	306
341393839, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	100	103	100
341393950, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,336	1,250	1,237
341394028, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	400	411	399
341394053, 16.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	174	179	173

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341394096, 0.00%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	$991	$930	$163
341394197, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	1,036	968	971
341394223, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	886	911	880
341394296, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	171	176	172
341394593, 16.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	266	273	263
341394678, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	148	152	147
341394698, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	518	533	515
341394699, 16.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	200	205	198
341394712, 33.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	381	392	377
341394845, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	139	143	138
341394952, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	64	66	64
341395199, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	346	356	344
341395222, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,552	1,455	1,438
341395255, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	84	86	83
341395281, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	373	345	356
341395401, 33.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	41	42	40
341395409, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	241	248	238
341395476, 16.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	576	593	573
341395599, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	348	358	344
341395695, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	19	20	19
341395912, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,049	978	968
341396184, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	176	181	21
341396232, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	585	602	579
341396276, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	173	178	172
341396367, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	237	243	235
341396498, 35.99%, 05/20/2026 (a)(b)(c)	Uplift	08/29/2025	242	249	54
341396499, 19.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	233	240	231
341396563, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	421	433	142
341396576, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	476	443	454
341396596, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	428	440	423
341396912, 35.99%, 07/20/2026 (a)(b)(c)	Uplift	08/29/2025	1,269	1,304	571
341397013, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	344	354	341
341397186, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	118	122	118
341397373, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	345	355	344
341397651, 33.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	796	818	790
341397822, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	95	98	94
341397827, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	185	190	184
341397946, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	233	239	230
341397994, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,319	1,356	1,305
341398031, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	198	204	11
341398093, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	263	271	261
341398380, 33.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	208	214	206
341398611, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,000	934	932
341398687, 14.99%, 08/20/2026 (a)(b)	Uplift	08/29/2025	1,282	1,318	1,267
341398713, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	248	255	246
341398790, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	1,004	942	957
341398995, 35.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	572	588	568
341399141, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	673	692	665
341399164, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	408	419	405
341399242, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	167	154	162
341399386, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	137	141	136
341399477, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	370	380	366
341399532, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	80	82	80
341399679, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	448	461	444
341399694, 24.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	67	69	67
341399756, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	58	60	58
341399799, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	176	181	174

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341399972, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	$535	$550	$529
341399989, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	448	461	444
341400016, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	264	272	39
341400154, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	214	220	212
341400277, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	367	377	363
341400318, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	394	368	379
341400587, 0.00%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	802	736	156
341400699, 19.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	920	946	910
341400712, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	84	87	17
341401100, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	144	148	143
341401864, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,010	1,038	999
341401895, 35.99%, 05/20/2026 (a)(b)(c)	Uplift	08/29/2025	219	225	77
341402296, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	71	73	71
341402299, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,172	1,095	1,089
341402319, 16.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	342	351	338
341402366, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	197	178	186
341402411, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,081	1,008	1,003
341402413, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	109	112	108
341402436, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,467	1,508	1,455
341402626, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	343	317	327
341402722, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	94	96	93
341402751, 16.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	77	79	76
341403020, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	81	83	80
341403395, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	299	276	284
341403418, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	159	151	153
341403475, 19.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	228	234	226
341403624, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	80	82	80
341403704, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	66	68	66
341403744, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	488	502	485
341403751, 21.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	206	212	204
341403848, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	276	284	273
341403855, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	112	115	111
341403936, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	574	536	549
341404031, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	202	207	67
341404135, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	262	270	260
341404266, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	63	65	62
341404285, 24.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	73	75	72
341404449, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	442	454	437
341404500, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	35	36	34
341404837, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	639	657	632
341405260, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	192	197	191
341405600, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	312	321	310
341405778, 16.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,105	1,136	1,093
341405821, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	606	623	602
341405823, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	102	105	101
341405851, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	518	533	513
341405884, 21.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	304	312	301
341406646, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	543	559	538
341406780, 23.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	791	813	782
341406867, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	264	272	261
341406970, 35.99%, 05/20/2026 (a)(b)(c)	Uplift	08/29/2025	277	284	110
341407014, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	241	248	239
341407034, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	426	438	425
341407076, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	486	499	482
341407283, 19.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	471	484	466
341407296, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	215	221	217
341407325, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	64	65	63

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341407691, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	$253	$260	$250
341407741, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	546	561	540
341407747, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	366	376	365
341407853, 12.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	1,365	1,404	1,353
341407999, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	108	111	108
341408018, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	218	203	212
341408084, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	171	175	169
341408108, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	487	501	482
341408436, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	260	268	258
341408481, 33.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	195	200	193
341408672, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	407	419	403
341408738, 24.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	186	191	184
341408757, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	90	81	86
341408940, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	765	786	755
341409159, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	998	929	921
341409171, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	93	96	93
341409228, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	420	432	417
341409295, 27.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	97	99	96
341409305, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	171	175	170
341409388, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	281	289	278
341409447, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	35	36	35
341409542, 19.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	567	583	562
341409602, 23.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	1,667	1,714	1,641
341409729, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	122	125	121
341409785, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	104	107	104
341409990, 16.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	313	322	310
341410453, 16.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	459	472	455
341410463, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	568	524	526
341410518, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	90	93	11
341410857, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	103	106	103
341411037, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	395	406	391
341411199, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	353	326	337
341411248, 23.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	802	824	792
341411263, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	735	756	727
341411277, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	519	478	480
341411352, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	111	114	110
341411575, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	99	102	99
341412325, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	369	379	365
341413170, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	116	110	112
341413311, 14.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	2,612	2,686	2,574
341413408, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	107	111	107
341413488, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	201	206	199
341413610, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	69	71	68
341413629, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	80	82	80
341413880, 27.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	2,050	2,107	2,029
341413884, 35.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	2,634	2,708	2,590
341414023, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	190	195	188
341415102, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	94	97	94
341415197, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	131	135	130
341416625, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,060	1,090	1,051
341417139, 35.99%, 05/31/2026 (a)(b)	Uplift	08/29/2025	215	221	214
341417437, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	205	210	202
341418350, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	317	326	18
341418561, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	218	224	216
341419257, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	286	294	283
341419357, 33.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	140	144	139
341420581, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	263	270	261

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341421001, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	$37	$38	$37
341421089, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	110	113	109
341423213, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	86	88	85
341424620, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	215	221	213
341424627, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	835	858	825
341425091, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	67	69	67
341425325, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	375	385	372
341425607, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	217	197	206
341425810, 19.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	1,333	1,370	1,320
341425826, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	320	329	322
341426707, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,690	1,738	1,669
341427578, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	284	292	282
341428504, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	1,076	1,106	1,083
341429354, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	234	240	231
341430199, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	61	63	61
341430631, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	343	352	338
341431015, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	52	53	52
341431817, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	100	103	99
341432359, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	55	57	55
341432360, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	347	321	331
341432427, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	487	450	461
341432900, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	888	828	827
341433016, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	193	199	192
341433888, 18.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	286	294	284
341435057, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	76	78	76
341436557, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,271	1,307	1,256
341436721, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	556	572	550
341437939, 14.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	222	228	220
341438427, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	223	230	221
341438510, 21.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	2,161	2,221	2,127
341438515, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	218	225	217
341438659, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	302	311	304
341438960, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	140	144	11
341439174, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	407	418	402
341439348, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	46	47	46
341439369, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	395	406	391
341439637, 21.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	258	265	256
341439733, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	46	48	46
341439864, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	80	82	79
341440006, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	79	81	79
341440138, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,702	1,597	1,587
341440531, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	180	185	179
341440566, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	431	443	159
341440755, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	262	269	260
341440932, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	923	858	850
341441463, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	41	43	41
341441505, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	566	526	534
341442070, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	917	943	908
341442375, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	154	159	23
341442376, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	101	104	100
341442774, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	239	246	238
341442990, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	63	65	63
341443416, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	472	485	467
341443457, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	200	206	198
341443651, 16.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	388	399	386
341443702, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	233	213	221
341443776, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	145	131	138

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341443901, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	$585	$601	$578
341444249, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	102	104	101
341444794, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	97	92	93
341444801, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	518	532	512
341444831, 21.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	289	297	286
341444865, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	127	131	127
341446202, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,220	1,143	1,145
341446260, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	80	82	80
341446429, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	365	338	349
341446547, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	43	45	43
341446816, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	210	191	198
341446837, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	125	128	124
341446846, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	219	199	207
341447003, 18.99%, 05/20/2026 (a)(b)(c)	Uplift	08/29/2025	768	790	415
341447089, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	97	100	97
341447162, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	122	126	122
341447342, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	215	196	203
341447443, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	723	678	692
341447547, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	128	131	127
341447592, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	226	233	224
341447820, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	94	97	94
341448192, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	363	374	362
341448622, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,154	1,078	1,067
341448877, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	804	827	795
341448948, 14.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	56	58	56
341449123, 27.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	108	112	108
341449146, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	108	111	107
341449188, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	226	233	224
341449549, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	29	30	29
341449584, 14.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	70	72	70
341449665, 14.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,053	1,083	1,047
341449705, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	207	213	206
341449785, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	76	78	75
341452273, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	226	233	225
341452280, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	488	502	490
341452442, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,294	1,330	1,279
341452617, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	45	46	45
341452997, 35.99%, 02/13/2026 (a)(b)	Uplift	08/29/2025	112	115	111
341453006, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	39	40	39
341453023, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,051	981	976
341453288, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	164	169	163
341453335, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	101	104	101
341453337, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	54	55	12
341453343, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	200	206	199
341453405, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	212	218	80
341453763, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,571	1,615	1,552
341454005, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	22	22	3
341454033, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	322	331	318
341454055, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	258	265	255
341454524, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	702	722	694
341454528, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	432	444	429
341454548, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	211	216	209
341455028, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	376	387	374
341455047, 16.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	94	97	93
341455255, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	156	160	154
341455592, 24.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	71	73	70
341455808, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	81	83	81

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341455814, 35.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	$388	$399	$384
341455973, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	269	277	270
341456541, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	62	64	62
341456602, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	218	225	40
341456694, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	979	1,007	967
341456808, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	833	856	826
341456843, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	1,050	1,080	1,057
341456962, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	637	637	629
341457144, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	214	220	211
341457180, 35.99%, 02/28/2026 (a)(b)	Uplift	08/29/2025	90	93	91
341457289, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	3,033	3,118	3,012
341457301, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	547	505	506
341457594, 35.99%, 02/13/2026 (a)(b)	Uplift	08/29/2025	524	538	519
341457682, 21.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	176	181	175
341458079, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	63	64	62
341458228, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	44	45	44
341458232, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	951	977	944
341458403, 19.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	229	235	29
341458488, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	141	145	140
341458503, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	363	373	360
341458558, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	45	46	45
341458755, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	940	941	925
341458935, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	989	921	917
341458943, 35.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	2,017	2,074	1,983
341458948, 16.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	600	616	596
341458961, 19.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	817	840	813
341461447, 14.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	241	247	239
341461467, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	75	71	72
341461517, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	179	162	169
341461521, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	307	316	305
341461708, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	674	693	666
341462101, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	71	73	71
341462357, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	43	45	43
341462675, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	60	62	60
341462745, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	801	743	740
341462843, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	375	385	373
341462927, 14.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	216	222	214
341462959, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	76	78	76
341463028, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	245	252	243
341463121, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	49	51	49
341463300, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	139	143	138
341463347, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	85	87	7
341463365, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	321	296	306
341463474, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	259	266	256
341463618, 18.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	54	55	53
341464648, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	294	302	291
341464788, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	73	76	73
341465068, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	272	280	271
341465437, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	70	72	70
341465652, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	789	811	794
341465717, 21.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	5,697	5,857	5,617
341465757, 19.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	1,502	1,544	1,479
341466460, 24.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	146	150	144
341466549, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	266	244	252
341466694, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	1,240	1,168	1,189
341466698, 24.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	188	193	186
341466928, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	506	520	501

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341467117, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	$1,255	$1,173	$1,167
341467154, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	630	647	634
341467566, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	627	587	600
341467582, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	619	570	574
341467598, 16.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	255	262	252
341468425, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	181	186	179
341468529, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	37	39	37
341468590, 24.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	1,005	1,033	989
341468677, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	46	47	46
341468768, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	271	278	269
341469095, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	458	471	455
341469245, 16.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	304	312	301
341469386, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	308	317	305
341469528, 0.00%, 02/28/2026 (a)(b)	Uplift	08/29/2025	974	911	914
341469574, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	40	41	39
341469773, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	206	212	205
341469791, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	302	310	298
341470041, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	100	91	97
341470144, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	288	296	286
341470146, 27.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	291	299	289
341470354, 21.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	350	359	346
341470567, 19.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	280	288	277
341471258, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	276	284	275
341471263, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	111	114	110
341471357, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	106	109	106
341471426, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	409	420	405
341471481, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	104	107	103
341471518, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	238	245	236
341472058, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	73	75	72
341472191, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,609	1,654	1,588
341472281, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	904	843	843
341472340, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	1,121	1,122	1,107
341472474, 24.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	369	380	367
341472522, 24.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,208	1,242	1,194
341474777, 35.99%, 08/20/2026 (a)(b)	Uplift	08/29/2025	3,518	3,617	3,473
341474962, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	898	923	887
341475132, 16.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	568	584	563
341475134, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,130	1,055	1,050
341475206, 33.99%, 05/20/2026 (a)(b)(c)	Uplift	08/29/2025	328	337	148
341475249, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	632	650	626
341475456, 16.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	1,661	1,708	1,647
341475686, 21.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	4,201	4,319	4,136
341476049, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	480	493	475
341476108, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	267	274	265
341476229, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	194	200	194
341476278, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	86	88	85
341476281, 14.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	249	256	247
341476487, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	793	815	783
341476728, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	50	51	50
341477006, 35.99%, 05/20/2026 (a)(b)(c)	Uplift	08/29/2025	566	582	125
341477011, 33.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	42	43	42
341477089, 33.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	52	53	52
341477168, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	400	412	396
341477254, 18.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	276	284	273
341477355, 16.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	174	179	173
341477393, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	99	102	98
341477397, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	179	184	177

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341478073, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	$414	$425	$413
341478116, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	115	109	111
341478668, 29.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,139	1,171	1,132
341479001, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	229	235	227
341479074, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	238	245	236
341479178, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	326	301	310
341479244, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	53	51	51
341479639, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,030	960	955
341479722, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	796	739	735
341479786, 16.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	48	50	48
341480764, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	122	125	121
341480796, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	356	366	120
341480849, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	34	35	34
341480856, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	157	162	156
341480901, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	106	109	106
341481406, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	230	210	218
341481845, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	94	97	93
341483295, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	1,563	1,471	1,483
341483385, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	1,056	1,057	1,039
341483417, 23.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	911	936	901
341483494, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	948	882	879
341483538, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	544	559	538
341483656, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	132	135	131
341484061, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	84	80	81
341484580, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	564	521	523
341484697, 27.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	315	324	317
341484834, 35.99%, 05/30/2026 (a)(b)	Uplift	08/29/2025	176	181	175
341485130, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	205	211	204
341485157, 16.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	181	186	179
341485274, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	238	245	237
341485654, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	71	73	70
341485696, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	63	65	63
341485701, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	78	80	77
341485714, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	649	650	639
341486151, 24.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	263	271	262
341486274, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	152	157	152
341486482, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	316	325	313
341486508, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	53	55	53
341486510, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	59	60	58
341486851, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	73	67	70
341487062, 21.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,535	1,579	1,518
341487112, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	635	653	628
341487258, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	80	83	80
341487282, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	522	522	515
341487332, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	987	919	910
341487386, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	478	491	474
341487426, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	57	58	56
341487716, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	71	73	70
341488102, 18.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	699	719	695
341488110, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,088	1,118	1,075
341488189, 12.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	908	933	898
341488313, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	779	801	770
341488329, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	226	232	224
341488418, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,000	932	923
341488611, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	777	799	772
341488761, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	818	841	65
341488814, 16.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	82	84	81

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341489147, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	$193	$175	$182
341489241, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,070	998	988
341490059, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	357	367	354
341490255, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	37	38	37
341490469, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	66	63	63
341490577, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,735	1,628	1,609
341490745, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	46	47	46
341490931, 0.00%, 02/20/2027 (a)(b)	Uplift	08/29/2025	1,563	1,461	1,418
341491076, 35.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	2,190	2,252	2,154
341491104, 0.00%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	931	867	442
341491201, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	89	92	89
341491220, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	87	90	87
341491289, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	116	119	115
341491295, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	53	55	53
341491327, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	896	833	825
341491543, 0.00%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	149	142	72
341492054, 21.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	64	66	64
341492210, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	347	357	28
341492329, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	288	296	290
341492429, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	433	403	413
341492498, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	213	219	211
341492628, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	229	235	226
341492762, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	209	190	198
341492775, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	85	87	84
341492970, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	418	430	415
341493147, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	62	63	61
341493260, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	261	268	258
341493572, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	220	227	218
341493573, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	402	413	399
341493791, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	173	178	172
341493970, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	149	153	148
341494377, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	302	310	299
341494399, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	143	147	143
341494459, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	17	17	17
341495043, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	335	309	320
341495047, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	110	113	109
341495173, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	107	102	103
341495273, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	43	41	42
341495481, 35.99%, 11/20/2025 (a)(b)(j)	Uplift	08/29/2025	8	8	8
341495612, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	1,080	1,013	1,023
341495618, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	344	354	340
341495668, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	249	228	237
341495733, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	44	45	43
341495745, 35.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	2,167	2,228	2,144
341495957, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	36	36	35
341495981, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	349	359	52
341496586, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	70	72	70
341496704, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	175	180	174
341497098, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	315	324	311
341497117, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,548	1,592	1,530
341497129, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	93	96	93
341497322, 29.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,763	1,813	1,742
341497961, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	245	252	243
341498246, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	656	674	37
341498326, 16.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	527	542	522
341498413, 12.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	943	969	934
341498420, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	368	378	370

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341498578, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	$823	$846	$114
341498829, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	182	177	177
341498902, 21.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	398	409	394
341498981, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	264	271	262
341499263, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	2,288	2,152	2,126
341499270, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	502	517	497
341499479, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	160	165	159
341499616, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,003	934	930
341499621, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	347	357	345
341499873, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	26	27	26
341499894, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	270	278	268
341499975, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	78	80	77
341500107, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	227	234	225
341500192, 0.00%, 02/28/2026 (a)(b)	Uplift	08/29/2025	556	519	530
341500917, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	76	78	75
341501130, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	173	156	164
341501364, 23.99%, 11/20/2025 (a)(b)(j)	Uplift	08/29/2025	24	25	24
341501397, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,366	1,276	1,259
341501849, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	409	420	406
341502393, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	284	292	282
341502533, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	863	888	853
341502597, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	78	80	16
341502600, 16.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	79	81	78
341502608, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	778	800	769
341502978, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	196	202	196
341503086, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	233	213	221
341503249, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	254	261	252
341503269, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	105	108	104
341503440, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	62	63	61
341503450, 35.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	1,717	1,765	1,717
341503451, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	72	74	71
341503629, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	34	35	34
341503832, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	39	40	38
341504038, 21.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	100	103	99
341504376, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	705	652	647
341504634, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,313	1,350	1,297
341504965, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	538	554	533
341505015, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	151	155	150
341505055, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	98	101	97
341505148, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	2,088	2,147	2,067
341505977, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	433	445	428
341505987, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	225	231	223
341506036, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	98	101	98
341506225, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	294	302	291
341506265, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	327	302	312
341506358, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	378	388	148
341506583, 24.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	54	56	54
341506695, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	191	197	189
341506719, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	32	33	31
341507241, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	60	54	58
341507300, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	142	146	141
341507828, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	273	281	271
341507872, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	70	72	70
341508122, 19.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	200	206	198
341508200, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	193	198	191
341508243, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	659	617	633
341508891, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	66	68	65

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341509384, 19.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	$1,062	$1,092	$1,050
341509519, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	187	192	185
341509938, 18.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	266	273	264
341510357, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	94	97	94
341510425, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	128	131	127
341510637, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,243	1,162	1,150
341510903, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	390	401	386
341511053, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	74	76	73
341511093, 21.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	309	318	306
341511135, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	57	59	57
341511249, 21.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	2,089	2,148	2,057
341511261, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	71	73	70
341511523, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	607	566	564
341511526, 27.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	107	110	106
341511779, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	262	240	248
341511943, 29.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	2,542	2,613	2,513
341511953, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	131	135	130
341512160, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	969	902	898
341512514, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,232	1,158	1,171
341512701, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	95	97	94
341512782, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	948	975	937
341512807, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	112	115	111
341512867, 0.00%, 03/02/2026 (a)(b)	Uplift	08/29/2025	844	845	828
341513004, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	319	328	317
341513010, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	175	180	173
341513053, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	101	104	100
341513169, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	3,370	3,465	3,339
341513256, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	152	156	151
341513485, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	703	723	695
341513593, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	196	178	185
341514513, 12.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	613	630	607
341514642, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	292	301	289
341514664, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,041	970	961
341514666, 16.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	153	157	152
341514866, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	778	800	768
341515015, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	79	82	79
341515076, 14.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	81	84	81
341515264, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	356	366	352
341515565, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	79	81	78
341516237, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	76	78	76
341516246, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	287	295	285
341516304, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	781	803	771
341516401, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	110	113	109
341516403, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	185	190	183
341516561, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,004	940	946
341516888, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	607	625	601
341516940, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	263	270	260
341517041, 35.99%, 07/20/2026 (a)(b)(c)	Uplift	08/29/2025	1,021	1,049	526
341517078, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	96	99	96
341517551, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	37	38	37
341517639, 14.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	155	159	154
341517845, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	91	94	91
341518064, 19.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	982	1,010	971
341518310, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	100	103	100
341518323, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	190	196	190
341518749, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	591	550	558
341518784, 27.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	512	526	507

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341518921, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	$1,745	$1,640	$1,634
341519111, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	330	339	327
341519188, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,260	1,178	1,166
341519222, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	146	150	145
341519261, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	32	33	32
341519300, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	58	60	58
341519369, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,458	1,499	1,441
341519448, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	367	378	364
341519471, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	91	94	90
341519862, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	177	182	31
341519963, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	521	535	515
341519971, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	81	84	81
341520546, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	38	40	38
341520721, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	655	656	645
341520881, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	41	42	41
341520925, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	322	332	319
341520929, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	485	498	481
341521099, 19.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	255	262	252
341521171, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	616	634	613
341521317, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	29	30	5
341521365, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	773	719	719
341521657, 16.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	174	179	173
341521704, 21.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	571	587	565
341521905, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	83	86	83
341521916, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	42	43	42
341522103, 35.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	392	403	386
341522111, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	410	422	406
341522235, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	69	71	69
341522263, 21.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	68	70	67
341522436, 35.99%, 05/20/2026 (a)(b)(c)	Uplift	08/29/2025	285	293	60
341522496, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	1,599	1,502	1,497
341522514, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	165	157	159
341522803, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	556	513	517
341522842, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	480	493	477
341522923, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	233	240	232
341522963, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	102	105	101
341522976, 21.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	388	399	385
341522985, 21.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	68	69	67
341523011, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	38	39	38
341523088, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	496	510	491
341523271, 0.00%, 02/20/2027 (a)(b)	Uplift	08/29/2025	2,245	2,106	2,060
341523279, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	105	108	105
341523319, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	360	370	356
341523395, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	377	387	373
341523526, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,812	1,702	1,689
341523856, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	112	115	111
341523925, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	433	446	435
341524003, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	239	219	227
341524017, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	209	215	207
341524020, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	196	202	195
341524149, 19.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	387	398	383
341524309, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	196	202	195
341524340, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	72	74	72
341524517, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	60	62	61
341524617, 16.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	81	84	81
341524810, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	66	68	65
341525193, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	449	462	445

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341525306, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	$82	$84	$14
341525384, 16.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	218	224	216
341525443, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	207	213	205
341525811, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	136	129	131
341525917, 35.99%, 02/28/2026 (a)(b)	Uplift	08/29/2025	123	127	124
341526096, 14.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	310	318	307
341526175, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	80	82	80
341526341, 33.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	345	355	343
341526758, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	244	251	242
341526850, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	479	447	458
341526914, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	209	215	208
341526933, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	153	157	152
341526988, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	128	131	127
341527073, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	896	922	886
341527975, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	2,918	2,749	2,715
341528054, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	236	243	234
341528104, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	149	141	144
341528117, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	28	29	28
341528120, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	641	659	634
341528586, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	230	214	223
341528829, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	82	84	81
341528850, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	291	300	288
341528908, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	86	88	85
341528925, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	102	105	21
341528977, 19.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,004	1,032	993
341528987, 33.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	203	209	204
341529055, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	379	347	357
341529089, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	76	78	76
341529334, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	230	237	229
341529400, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	164	168	163
341529937, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	88	90	87
341530056, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	566	525	532
341530409, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	157	161	156
341530480, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	823	766	766
341530876, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	62	64	61
341530911, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,068	996	986
341531281, 19.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	231	238	229
341531534, 29.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	3,669	3,773	3,611
341531967, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	81	83	81
341532048,23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	291	299	35
341532051, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	185	190	184
341532319, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	99	102	98
341532452, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	53	54	52
341532876, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,345	1,259	1,252
341532977, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,010	1,038	1,001
341533067, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	105	108	104
341533211, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	291	291	287
341533213, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	807	749	746
341533283, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	163	168	39
341533290, 35.99%, 02/10/2026 (a)(b)	Uplift	08/29/2025	187	193	185
341533454, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	378	329	349
341533811, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	142	146	141
341533927, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,333	1,247	1,240
341534041, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	392	403	388
341534064, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	530	545	524
341534240, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	112	107	108
341534714, 0.00%, 02/20/2027 (a)(b)	Uplift	08/29/2025	8,577	8,101	7,918

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341534806, 12.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	$2,807	$2,886	$2,776
341534827, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,397	1,436	1,386
341535303, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	501	515	496
341535468, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	2,052	1,926	1,899
341535652, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	70	72	70
341535715, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	44	46	44
341535760, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	146	139	140
341535830, 21.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	478	491	118
341535959, 25.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	5,175	5,320	5,095
341536062, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	231	238	230
341536304, 35.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	3,789	3,896	3,726
341536419, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,438	1,347	1,339
341536576, 14.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	121	125	120
341536750, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	290	298	287
341536858, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	803	825	793
341536910, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,276	1,312	1,261
341537002, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	43	44	5
341537108, 29.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	843	867	833
341537246, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	149	154	148
341537264, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	446	459	448
341537504, 35.99%, 08/20/2026 (a)(b)	Uplift	08/29/2025	1,354	1,392	1,336
341537552, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	113	117	113
341537979, 21.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	2,093	2,152	2,060
341539266, 35.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	4,072	4,186	4,004
341539639, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	78	81	4
341539655, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	70	71	69
341539908, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,202	1,236	1,188
341540135, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	3,262	3,075	3,036
341540242, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	93	89	90
341540465, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	2,098	1,971	1,957
341540607, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	147	151	146
341540807, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	26	27	26
341540943, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	46	47	46
341541103, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	864	812	828
341541360, 23.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,367	1,406	1,351
341541527, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	213	219	212
341541647, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	193	199	192
341541830, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	29	30	29
341541906, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	53	54	52
341542003, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	67	69	66
341542033, 29.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	749	770	740
341542228, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	371	381	367
341542371, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	996	937	955
341542609, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	211	217	210
341542644, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	972	905	897
341543310, 12.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	1,800	1,851	1,774
341543369, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	79	81	78
341543674, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	281	264	276
341544102, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	90	93	90
341544105, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,040	970	960
341544143, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	61	63	61
341544389, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	184	189	182
341544532, 27.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	746	767	741
341544559, 14.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	335	344	332
341544997, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	892	917	887
341545079, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,168	1,091	1,080
341545259, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	335	345	332

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341545354, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	$210	$216	$208
341545643, 25.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	3,804	3,910	3,742
341545777, 0.00%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	590	535	116
341546042, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,896	1,780	1,759
341546101, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	657	658	648
341546233, 21.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	320	329	317
341546315, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	2,437	2,293	2,277
341546367, 27.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	365	375	363
341546380, 25.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	114	117	113
341546407, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,030	960	955
341546497, 35.99%, 05/20/2026 (a)(b)(c)	Uplift	08/29/2025	532	547	41
341546537, 18.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,149	1,181	1,136
341546718, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	216	197	204
341546773, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	138	142	138
341547071, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	295	304	293
341547079, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	363	374	360
341547087, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	306	315	303
341547127, 35.99%, 05/31/2026 (a)(b)	Uplift	08/29/2025	285	293	283
341547264, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	419	430	416
341547452, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	384	395	380
341547572, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	117	111	113
341547646, 21.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	276	284	274
341547653, 29.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	1,760	1,810	1,732
341547804, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	388	399	384
341548111, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	118	122	118
341548277, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	133	137	132
341548317, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	633	592	605
341548975, 0.00%, 02/28/2026 (a)(b)	Uplift	08/29/2025	1,191	1,122	1,143
341549005, 19.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	319	328	316
341549026, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	134	138	133
341549077, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	78	80	78
341549122, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	82	84	82
341549177, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	402	413	97
341549224, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	420	432	99
341549269, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	43	44	43
341549311, 18.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	281	289	279
341549502, 23.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	2,164	2,225	2,131
341549580, 21.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	2,392	2,459	2,358
341549599, 14.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	74	76	74
341549762, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	115	119	114
341550060, 35.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	3,562	3,662	3,501
341550292, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	301	310	100
341550337, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	68	70	68
341550468, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	184	189	182
341550473, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	1,305	1,226	1,234
341550493, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,268	1,185	1,179
341550508, 27.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	2,596	2,670	2,554
341550615, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	649	650	639
341550810, 29.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,837	1,889	1,815
341550946, 0.00%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	655	605	273
341550985, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	409	380	390
341550988, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	668	687	664
341551144, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	254	261	251
341551161, 19.99%, 02/20/2027 (a)(b)	Uplift	08/29/2025	3,021	3,105	2,975
341551163, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	388	399	385
341551384, 19.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	284	292	281
341551461, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	1,278	1,314	1,267

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341551504, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	$113	$116	$113
341551732, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	221	227	219
341551791, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	271	279	269
341551993, 35.99%, 12/20/2026 (a)(b)	Uplift	08/29/2025	1,218	1,253	1,199
341552007, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,094	1,125	1,081
341552043, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	288	296	285
341552115, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	296	304	293
341552200, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	266	274	263
341552245, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	58	60	58
341552434, 14.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,101	1,132	1,088
341552577, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	2,266	2,129	2,122
341552876, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	69	71	68
341552881, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	855	794	787
341552952, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	299	307	297
341553104, 29.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	1,773	1,823	1,744
341553230, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	75	77	75
341553305, 0.00%, 07/29/2026 (a)(b)	Uplift	08/29/2025	2,860	2,694	2,657
341553378, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	363	332	339
341553530, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	133	126	128
341553557, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	125	129	125
341553754, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	803	825	793
341554082, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	500	459	473
341554496, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	131	134	130
341554536, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,065	993	989
341554788, 21.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	427	439	423
341555062, 35.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	1,543	1,586	1,518
341555147, 24.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,029	1,058	1,034
341555189, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,924	1,807	1,785
341555271, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	101	104	100
341555279, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	971	904	896
341555437, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	33	34	33
341555636, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	89	91	88
341555693, 24.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	235	241	233
341556081, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	88	90	87
341556171, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	146	150	144
341556402, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	37	38	37
341556575, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	73	75	73
341556629, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	550	566	546
341556739, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	102	105	101
341557011, 35.99%, 07/28/2026 (a)(b)	Uplift	08/29/2025	941	967	932
341557032, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	330	340	327
341557148, 29.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	175	180	173
341557229, 21.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	723	744	719
341557314, 0.00%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	330	307	47
341557380, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	2,515	2,377	2,409
341557414, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	502	516	497
341557528, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	23	24	23
341557720, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,817	1,706	1,686
341557979, 0.00%, 07/20/2026 (a)(b)	Uplift	08/29/2025	840	780	773
341558109, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	938	878	887
341558138, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	293	301	289
341558423, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	113	116	113
341558434, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	321	330	319
341558470, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	376	386	372
341558535, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	49	50	49
341558562, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	524	539	519
341558632, 35.99%, 11/20/2025 (a)(b)(c)(j)	Uplift	08/29/2025	25	26	5

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341560624, 16.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	$185	$190	$183
341560869, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	280	257	267
341561200, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	97	100	97
341561226, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	1,510	1,424	1,455
341561461, 0.00%, 05/20/2026 (a)(b)	Uplift	08/29/2025	685	638	644
341561950, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	157	162	13
341562391, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	41	42	41
341562532, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	87	89	86
341562678, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	123	126	122
341562816, 35.99%, 02/05/2026 (a)(b)	Uplift	08/29/2025	194	199	191
341563002, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	89	91	88
341563051, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	175	180	174
341563117, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	166	171	165
341563182, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	49	51	49
341563251, 35.99%, 02/20/2026 (a)(b)(c)	Uplift	08/29/2025	289	297	110
341563281, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	700	720	697
341563298, 35.99%, 02/17/2026 (a)(b)	Uplift	08/29/2025	66	68	65
341563395, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	226	207	215
341563697, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	207	212	205
341563774, 16.99%, 08/20/2027 (a)(b)	Uplift	08/29/2025	2,062	2,120	2,064
341563829, 21.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	826	850	817
341563938, 23.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	107	110	106
341564145, 33.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	30	31	30
341564165, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	384	395	138
341564198, 24.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	239	246	238
341564305, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	1,079	1,109	1,066
341564616, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	390	362	372
341564631, 18.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	127	131	127
341564701, 0.00%, 02/20/2027 (a)(b)	Uplift	08/29/2025	1,257	1,173	1,153
341564763, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	255	230	236
341564942, 35.99%, 07/20/2026 (a)(b)	Uplift	08/29/2025	766	788	757
341565344, 23.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	241	248	240
341565410, 27.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	313	321	310
341565465, 35.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	71	73	70
341565600, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	390	401	386
341565748, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	260	267	257
341565841, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	279	257	266
341566562, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	68	70	67
341566638, 21.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	177	182	175
341566816, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	451	464	448
341567061, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	388	399	384
341567371, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	147	151	148
341567421, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	326	335	324
341567450, 29.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,549	1,593	1,537
341567451, 19.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	830	853	821
341567639, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	539	503	515
341567712, 35.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	1,762	1,812	1,734
341567730, 29.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	838	862	831
341567875, 29.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	104	107	104
341567878, 33.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	167	172	166
341568091, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	555	569	552
341568368, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	293	301	290
341568393, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	96	91	92
341568510, 35.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	1,320	1,358	1,301
341568618, 25.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	239	246	237
341568726, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	215	221	214
341568791, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	249	228	236

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341568885, 35.99%, 05/20/2026 (a)(b)	Uplift	08/29/2025	$428	$440	$424
341568887, 21.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	881	906	871
341568930, 19.99%, 02/20/2026 (a)(b)	Uplift	08/29/2025	188	194	187
341568989, 0.00%, 02/20/2026 (a)(b)	Uplift	08/29/2025	99	94	96
341569963, 35.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	218	224	83
341569983, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	57	58	57
341570011, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	447	412	419
341570021, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	260	268	258
341570288, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	473	437	444
341570343, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	347	338	339
341570382, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	340	350	337
341570491, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	450	462	448
341570511, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	1,565	1,609	1,549
341570599, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	406	377	387
341570752, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	456	469	453
341570788, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	102	104	101
341571244, 21.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	801	823	791
341571277, 18.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	331	340	330
341571289, 29.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	2,792	2,870	2,760
341571359, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	71	73	71
341571364, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	681	630	628
341571401, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	924	859	852
341571417, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	132	136	130
341571435, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	122	125	121
341571628, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	169	174	168
341571864, 35.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	2,278	2,343	2,241
341572595, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	147	151	146
341572668, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	169	173	167
341572981, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	174	179	173
341572987, 21.99%, 02/15/2027 (a)(b)	Uplift	08/29/2025	1,735	1,784	1,708
341573160, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	229	235	227
341573322, 0.00%, 07/21/2026 (a)(b)(c)	Uplift	08/29/2025	915	849	485
341573360, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,158	1,190	1,148
341573412, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	342	352	340
341573465, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	71	73	71
341573491, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	485	452	463
341573830, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	139	132	134
341573866, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	478	478	473
341573926, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	510	524	507
341574018, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	31	29	30
341574041, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	65	67	65
341574208, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	727	675	677
341574220, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	2,244	2,308	2,227
341574360, 35.99%, 05/21/2026 (a)(b)(c)	Uplift	08/29/2025	3,358	3,452	256
341574408, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	34	35	34
341574463, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	310	318	307
341574516, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	2,734	2,574	2,543
341574681, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,699	1,746	1,679
341574688, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	519	484	496
341574696, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	123	126	122
341574802, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	482	449	460
341574851, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	1,370	1,371	1,348
341574955, 25.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	805	828	801
341575080, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	335	344	333
341575127, 21.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	121	124	120
341575262, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	146	150	145
341575336, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	148	152	147

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341575372, 16.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	$212	$218	$210
341575577, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	78	80	77
341575660, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	171	175	169
341575681, 16.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	86	89	86
341575724, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,629	1,527	1,510
341575755, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	371	381	368
341575934, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	134	138	134
341575950, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	988	1,016	976
341575982, 33.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	258	266	257
341576169, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	90	92	89
341576316, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	386	397	385
341576490, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	393	404	389
341576612, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	58	60	58
341576702, 12.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	811	834	806
341576710, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,058	1,088	1,045
341576726, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	323	332	38
341576727, 16.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	974	1,001	963
341576811, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	842	865	831
341576888, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	534	549	536
341576978, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	271	279	59
341576997, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	392	403	388
341577080, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	828	851	818
341578162, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	203	208	50
341578207, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	347	357	345
341578226, 19.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,514	1,556	1,497
341578255, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	563	520	522
341578328, 35.99%, 05/21/2026 (a)(b)(c)	Uplift	08/29/2025	238	245	53
341578412, 23.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,007	1,035	995
341578429, 16.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	230	237	228
341578434, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	818	759	753
341578496, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	627	587	600
341578706, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	309	318	307
341578813, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	221	227	219
341578838, 14.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	473	486	469
341578878, 24.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	366	376	362
341579068, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	421	432	418
341579124, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	290	298	287
341579293, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	181	186	179
341579314, 19.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	754	776	746
341579418, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	801	823	791
341579465, 14.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	230	236	228
341579482, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	83	85	82
341579610, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	311	287	296
341579627, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	852	853	838
341579696, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	678	697	673
341579736, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	160	164	159
341579740, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	230	224	224
341579844, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	356	366	352
341579895, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	355	365	353
341580029, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	94	96	93
341580038, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	267	275	264
341580041, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	537	552	534
341580081, 35.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	1,522	1,565	1,498
341580227, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	125	129	124
341580245, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	52	54	53
341580313, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	149	137	144
341580503, 0.00%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	1,611	1,507	532

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341580534, 21.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	$766	$787	$761
341580535, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,083	1,113	1,069
341580716, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,010	1,038	998
341581065, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	234	240	231
341581081, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	826	766	760
341581141, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	345	354	340
341581191, 16.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	1,574	1,618	1,551
341581347, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	78	81	78
341581385, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	339	349	337
341581421, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	300	308	45
341581455, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	75	71	72
341581626, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	544	559	538
341582138, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	601	618	600
341582231, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	191	196	190
341582260, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	882	906	884
341582355, 14.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	300	309	299
341582420, 24.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	277	285	276
341582667, 19.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,212	1,246	1,199
341582739, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	372	383	368
341582767, 21.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,445	1,486	1,429
341582927, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	84	86	83
341583287, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,056	1,085	1,043
341583335, 14.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	608	625	604
341583344, 24.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	349	358	348
341583352, 18.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	2,790	2,869	2,778
341583364, 23.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	293	302	290
341583501, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	158	162	157
341583858, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	50	52	50
341584029, 35.99%, 05/21/2026 (a)(b)(c)	Uplift	08/29/2025	356	366	153
341584412, 21.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,112	1,143	1,099
341584418, 29.99%, 11/21/2025 (a)(b)(j)	Uplift	08/29/2025	8	8	8
341584462, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	845	785	785
341584595, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	260	234	240
341584713, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	116	119	115
341584715, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	492	506	487
341584742, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	176	181	174
341585181, 21.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	280	288	277
341585208, 35.99%, 05/21/2026 (a)(b)(c)	Uplift	08/29/2025	560	575	43
341585385, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	310	319	308
341585387, 16.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	90	93	90
341585394, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	68	70	67
341585519, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	702	721	697
341585803, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	244	251	242
341586082, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,579	1,480	1,464
341586105, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	4,047	3,818	3,789
341586174, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	2,052	2,109	2,038
341586339, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	3,632	3,422	3,371
341586368, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	51	52	51
341586422, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	590	606	586
341586523, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	749	693	688
341586525, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	133	136	132
341586578, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	487	500	482
341586729, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	311	320	311
341586748, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	193	174	182
341586882, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	227	234	226
341586953, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	62	64	62
341587025, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	187	192	188

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341587056, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	$103	$106	$102
341587158, 21.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,058	1,088	1,046
341587160, 21.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	365	375	361
341587223, 12.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	2,547	2,619	2,511
341587257, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	337	347	336
341587495, 16.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	97	100	97
341587614, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,467	1,374	1,359
341587660, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	267	275	266
341587731, 29.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	171	176	43
341587753, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	105	108	104
341587791, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	230	237	230
341587819, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	2,758	2,835	2,725
341587897, 35.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	2,945	3,028	2,897
341587962, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	40	41	39
341588363, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	98	101	97
341588422, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	54	56	54
341588633, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	218	224	217
341588636, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	56	57	55
341588666, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	196	201	195
341588767, 0.00%, 02/21/2027 (a)(b)	Uplift	08/29/2025	2,786	2,618	2,547
341588787, 25.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	537	553	534
341588874, 35.99%, 05/21/2026 (a)(b)(c)	Uplift	08/29/2025	304	312	128
341588875, 35.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	1,876	1,928	1,853
341588899, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	416	428	414
341588955, 21.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	181	186	179
341588969, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	336	345	334
341588986, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	74	76	73
341589015, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	115	118	114
341589055, 24.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	170	175	169
341589066, 23.99%, 05/21/2026 (a)(b)(c)	Uplift	08/29/2025	670	689	333
341589080, 33.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	84	86	83
341589272, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,209	1,243	1,199
341589323, 16.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	352	362	350
341589335, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	344	353	341
341589529, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	274	282	16
341589599, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	217	198	205
341589625, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	317	326	315
341589793, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	139	143	138
341589950, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	103	106	102
341590167, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	752	773	743
341590245, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	96	98	95
341590313, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	39	41	39
341590821, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	314	323	311
341590850, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	186	191	184
341590856, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	73	75	72
341590863, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	628	646	622
341590887, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	519	533	514
341590943, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	218	224	218
341590953, 24.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	89	92	89
341591032, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	1,113	1,145	63
341591087, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	50	52	50
341591092, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	211	217	209
341591143, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	167	172	166
341591153, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	108	111	107
341591158, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	63	65	63
341591183, 12.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,207	1,241	1,194
341591424, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	203	208	201

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341591437, 21.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	$3,570	$3,671	$3,516
341591442, 35.99%, 05/21/2026 (a)(b)(c)	Uplift	08/29/2025	554	569	42
341591704, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	126	129	125
341591816, 0.00%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	1,030	952	203
341591842, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	261	268	258
341591928, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	260	267	257
341591936, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	288	296	285
341591950, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	259	266	257
341591968, 25.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	2,983	3,067	2,948
341592113, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	684	703	676
341592144, 35.99%, 11/21/2025 (a)(b)(j)	Uplift	08/29/2025	10	10	10
341592223, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	245	252	242
341592237, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	188	194	187
341592276, 19.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	891	916	881
341592319, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	181	186	179
341592332, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	251	258	247
341592374, 35.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	154	158	31
341592528, 0.00%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	1,307	1,223	552
341592529, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	145	149	144
341592555, 35.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	263	270	54
341592568, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	78	80	77
341592614, 24.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	152	156	151
341592636, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	554	570	553
341592806, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	304	280	289
341592848, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	103	106	102
341592958, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	59	60	58
341593246, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	92	94	18
341593295, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	262	269	259
341593429, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	404	416	400
341593433, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	54	56	54
341593476, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	291	299	288
341593617, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	422	434	418
341593628, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	288	296	285
341593634, 14.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	79	81	78
341593649, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	193	198	192
341593671, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	122	126	122
341593715, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	567	583	561
341593940, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	118	122	118
341594353, 16.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	246	253	244
341594401, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	134	137	133
341594405, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	62	64	62
341594433, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	395	406	392
341594527, 35.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	1,429	1,469	1,406
341594577, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	67	69	67
341594587, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	361	334	344
341594873, 21.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	631	648	627
341594911, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	557	558	548
341594990, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	235	241	233
341594997, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	230	211	219
341595271, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	91	93	90
341595309, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,180	1,213	1,165
341595347, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	657	675	653
341595401, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	50	52	50
341596456, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	2,600	2,447	2,430
341596493, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	665	684	661
341596556, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	182	187	181
341596655, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	205	210	204

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341596679, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	$81	$83	$12
341596956, 24.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	360	370	357
341596966, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	496	510	492
341597108, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,054	1,084	1,042
341597138, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	98	100	97
341597176, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	402	414	400
341597240, 35.99%, 07/21/2026 (a)(b)(c)	Uplift	08/29/2025	1,301	1,337	269
341597366, 14.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	32	33	32
341597626, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	455	467	457
341597677, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	74	77	75
341597744, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	582	599	579
341597776, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	456	468	451
341598231, 18.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	2,873	2,954	2,830
341598345, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	243	222	231
341598370, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	261	268	259
341598510, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	397	408	393
341598530, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	94	96	93
341598783, 21.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	377	387	376
341598927, 27.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,904	1,957	1,881
341599344, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	429	441	426
341599371, 27.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	142	146	141
341599408, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	407	418	403
341599703, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	182	187	7
341599743, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	68	70	68
341600204, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	53	54	52
341600388, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	494	508	492
341600487, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	555	556	546
341600523, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	114	117	114
341600611, 18.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	226	233	225
341600773, 21.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	1,437	1,477	1,415
341600867, 29.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	788	810	778
341600881, 14.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	322	332	320
341601009, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	174	179	173
341601061, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	229	235	228
341601064, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	73	75	73
341601273, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	343	352	340
341601339, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	37	38	37
341601405, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	189	195	188
341601483, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	366	376	362
341601525, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	91	94	91
341601622, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	327	337	325
341601957, 33.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	874	899	588
341601981, 24.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	914	940	918
341602192, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	223	229	221
341602265, 33.99%, 08/21/2026 (a)(b)	Uplift	08/29/2025	6,802	6,994	6,751
341602361, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	412	424	408
341602588, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	98	100	97
341602992, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,129	1,053	1,049
341603059, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	161	166	160
341603103, 35.99%, 11/21/2025 (a)(b)(j)	Uplift	08/29/2025	5	6	5
341603611, 35.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	3,315	3,409	3,261
341603685, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	301	310	298
341603687, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	279	257	265
341603751, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	240	247	238
341603828, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	133	126	128
341604068, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	191	197	189
341604843, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	219	225	217

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341604871, 12.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	$618	$635	$612
341604999, 24.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	21	22	21
341605501, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	58	60	58
341605882, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	580	597	579
341606093, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	150	154	149
341606659, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	133	137	132
341606801, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	85	87	5
341608353, 16.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	712	732	711
341615373, 16.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	187	192	185
341617769, 21.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	33	34	33
341621364, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	241	248	239
341621972, 35.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	2,548	2,619	2,506
341632660, 23.99%, 05/31/2026 (a)(b)	Uplift	08/29/2025	166	171	165
341635301, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	145	149	144
341636032, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	128	132	128
341639249, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	99	102	99
341643378, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	154	158	153
341645356, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	63	60	61
341646356, 33.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	143	147	142
341647957, 18.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	9,432	9,698	9,290
341648937, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,010	1,038	998
341649133, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	93	95	92
341649889, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	36	37	36
341649902, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	474	487	469
341654102, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	291	300	40
341659635, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	104	107	103
341660527, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	985	1,012	973
341660575, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,630	1,676	1,611
341660672, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	453	465	448
341661116, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	190	196	188
341663456, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	550	565	544
341663834, 21.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	2,086	2,145	2,053
341664639, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	32	33	32
341664680, 24.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	41	42	41
341665065, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	793	816	784
341665770, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	296	304	294
341666259, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	85	88	85
341666823, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,755	1,805	1,734
341668344, 0.00%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,694	1,584	1,542
341668411, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	315	290	300
341669656, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	83	85	83
341670540, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	143	147	143
341671308, 29.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	297	306	294
341672754, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	27	28	27
341673072, 21.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	396	407	392
341673779, 14.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	117	121	117
341673796, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	81	84	81
341673863, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	627	583	588
341675817, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	192	198	190
341676384, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	232	238	229
341677811, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	233	240	232
341679031, 0.00%, 02/21/2027 (a)(b)	Uplift	08/29/2025	2,783	2,615	2,544
341680725, 21.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	467	480	466
341680967, 18.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,759	1,808	1,742
341681332, 16.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	807	830	799
341682640, 14.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	292	300	290
341682851, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	224	230	221

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341683308, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	$109	$112	$108
341683683, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	124	127	123
341683896, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	73	75	72
341684679, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	180	162	169
341685994, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	86	88	85
341687981, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	162	166	161
341688465, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,582	1,480	1,460
341690475, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	221	227	220
341690906, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	186	191	185
341692319, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	102	105	101
341692513, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	169	174	167
341693538, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	80	76	77
341693853, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	405	416	401
341694322, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,493	1,398	1,390
341694988, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	153	145	148
341695345, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	25	26	25
341695884, 14.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	190	195	189
341696003, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	577	539	552
341697027, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	199	205	198
341698122, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	221	228	220
341698656, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	101	104	101
341698956, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	105	108	104
341700586, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	111	114	111
341701092, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	877	817	821
341702999, 35.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	90	92	20
341703261, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	1,311	1,229	1,232
341703693, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	500	457	472
341703732, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	47	48	47
341705339, 33.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	40	42	40
341706691, 29.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	5,113	5,256	5,116
341707526, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	511	526	506
341707905, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	240	247	239
341710125, 21.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	2,611	2,684	2,570
341713103, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	63	65	63
341714946, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	497	511	492
341715482, 18.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	3,484	3,582	3,433
341715693, 35.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	1,482	1,524	1,458
341715721, 24.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	181	186	180
341716027, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	353	362	350
341716302, 29.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	793	816	784
341716403, 18.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,161	1,193	1,151
341717181, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	112	106	108
341717612, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	63	65	63
341717686, 35.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	3,467	3,564	3,424
341717747, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	969	996	115
341718069, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	209	215	207
341718344, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	125	129	125
341718838, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	92	95	92
341719068, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	410	421	407
341719643, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	325	334	321
341719665, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	165	170	164
341720029, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	305	314	302
341720475, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	78	80	77
341720582, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	111	114	110
341720887, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	555	570	549
341720919, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	119	122	16
341721241, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	679	698	671

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341721571, 12.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	$1,571	$1,615	$1,554
341721583, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	114	117	113
341721654, 21.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	3,521	3,620	3,497
341721681, 33.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	205	210	203
341722231, 33.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	319	328	317
341722541, 33.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	268	276	267
341722601, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,106	1,137	1,093
341722607, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	313	305	304
341722752, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	793	815	783
341722970, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	42	43	42
341723426, 24.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	181	187	180
341724147, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	298	307	297
341725891, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	184	189	183
341726036, 35.99%, 05/21/2026 (a)(b)(c)	Uplift	08/29/2025	314	323	24
341726667, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	284	292	281
341726751, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	98	101	98
341727109, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	733	753	724
341727200, 19.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	2,074	2,133	2,044
341728561, 19.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,292	1,328	1,284
341728569, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	350	360	348
341731373, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,327	1,241	1,234
341731647, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	110	113	109
341731648, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	203	185	192
341731852, 35.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	2,054	2,112	2,020
341733509, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	837	777	775
341736717, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	137	141	137
341737536, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	676	695	668
341737567, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	124	127	123
341737698, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	773	716	714
341738095, 27.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	137	141	138
341738227, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	119	123	118
341739294, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	93	96	93
341740221, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	63	65	63
341740697, 16.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	500	514	497
341741452, 0.00%, 02/21/2027 (a)(b)	Uplift	08/29/2025	3,181	2,992	2,926
341741457, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	132	135	131
341741675, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	198	203	197
341741930, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	45	46	45
341742513, 21.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	530	545	525
341742676, 35.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	453	466	447
341742682, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,887	1,772	1,752
341742686, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	76	78	76
341743418, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	261	268	260
341744923, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	173	178	172
341745405, 12.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	861	885	852
341745468, 12.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,341	1,379	1,327
341745480, 27.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	143	147	142
341745535, 14.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	450	462	446
341745600, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	14	15	14
341745631, 29.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	813	836	803
341745915, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	196	178	185
341746145, 21.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	256	263	253
341746312, 21.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	2,442	2,511	2,405
341746341, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	413	425	409
341746344, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	71	73	11
341746462, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	361	372	358
341746476, 33.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	47	48	47

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341747225, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	$131	$134	$130
341747302, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	68	70	68
341747361, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	2,036	1,912	1,890
341747509, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	2,967	2,969	2,931
341747756, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	421	433	417
341750033, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	216	222	215
341750104, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	59	61	59
341751055, 0.00%, 05/21/2026 (a)(b)(c)	Uplift	08/29/2025	1,410	1,314	484
341751331, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	69	71	69
341751881, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,273	1,190	1,177
341752232, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	239	245	237
341752426, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	449	462	444
341752606, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	269	277	268
341752752, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	55	56	55
341752938, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	93	95	92
341753308, 16.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	287	295	284
341753589, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	49	50	49
341754808, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,179	1,212	1,165
341754870, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	179	184	178
341754994, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	280	288	278
341755335, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	2,336	2,401	2,315
341756552, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	503	462	465
341756649, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	120	123	119
341756809, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	188	170	177
341756881, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	274	282	273
341757097, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	142	146	142
341757782, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	110	113	109
341758060, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	76	78	75
341760681, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	214	220	213
341760690, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	364	375	361
341760792, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	187	192	186
341760802, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,326	1,240	1,234
341760983, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	218	224	215
341761578, 23.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	302	311	299
341761850, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	99	101	98
341762032, 24.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	238	245	238
341762066, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	364	375	361
341762231, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	332	342	332
341762917, 14.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	131	135	131
341763216, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,012	941	929
341763440, 23.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	742	763	733
341764598, 33.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	206	212	205
341764903, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	996	1,024	988
341764948, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	173	156	163
341765237, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	54	55	53
341765475, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	194	199	193
341765601, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,409	1,448	1,392
341766267, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	134	138	133
341766570, 35.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	181	186	75
341766582, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	48	49	47
341766782, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	70	72	70
341767053, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	75	78	75
341767072, 18.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	328	337	325
341767103, 19.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	182	187	87
341767303, 35.99%, 05/31/2026 (a)(b)	Uplift	08/29/2025	483	497	481
341767330, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	74	76	73
341767366, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	522	537	521

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341767797, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	$678	$697	$674
341768342, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	265	272	262
341768359, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	200	206	199
341768560, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,016	1,045	1,004
341769640, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	763	785	754
341769959, 33.99%, 02/14/2027 (a)(b)	Uplift	08/29/2025	3,486	3,584	3,422
341770363, 18.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	3,693	3,797	3,652
341771067, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	315	324	315
341771117, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	50	51	50
341771122, 18.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	322	331	319
341771135, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	76	78	75
341771683, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	504	464	466
341771840, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	436	405	416
341772062, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	2,361	2,220	2,205
341772861, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	255	262	254
341772898, 21.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	293	301	290
341773656, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	54	56	54
341773958, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	250	257	249
341774490, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	299	307	296
341774947, 19.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,070	1,100	1,058
341774977, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	191	197	190
341775852, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	417	429	413
341775923, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	134	138	134
341776134, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	2,740	2,580	2,561
341776294, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	159	163	158
341776762, 35.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	62	63	7
341777016, 33.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,223	1,257	1,208
341778864, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	171	176	171
341779173, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	1,265	1,300	1,252
341779878, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	64	66	64
341779888, 29.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,342	1,379	1,333
341780548, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	941	968	931
341780638, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	78	81	78
341781504, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	92	94	91
341782143, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	79	81	78
341782290, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	295	304	294
341783018, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	185	190	183
341783249, 35.99%, 07/21/2026 (a)(b)(c)	Uplift	08/29/2025	1,390	1,429	325
341783284, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	290	299	288
341783600, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	133	126	128
341784797, 16.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	203	208	201
341785434, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	243	250	241
341786223, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	95	98	20
341786469, 33.99%, 08/21/2026 (a)(b)	Uplift	08/29/2025	1,049	1,078	1,035
341787337, 12.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,236	1,270	1,228
341787589, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	78	80	78
341787688, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	136	140	137
341787729, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	99	102	98
341788357, 24.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	328	337	325
341788489, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,468	1,509	1,451
341788582, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	719	665	660
341788927, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	265	272	263
341789510, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	752	774	743
341789580, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	82	84	81
341789788, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,268	1,185	1,179
341790333, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	749	770	740
341790465, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	95	97	94

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341790650, 33.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	$507	$521	$501
341791336, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	70	72	70
341791480, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	60	62	60
341791764, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	889	914	878
341791832, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	369	380	366
341791853, 29.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	2,573	2,646	2,532
341792039, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	316	324	313
341792282, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	705	652	647
341792332, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	241	248	240
341792782, 35.99%, 07/21/2026 (a)(b)(c)	Uplift	08/29/2025	2,448	2,517	485
341792895, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	250	257	49
341793220, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	177	182	175
341793305, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	70	72	70
341793354, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	380	390	376
341793383, 35.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	971	998	381
341793419, 23.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	246	252	243
341794363, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	205	211	204
341794384, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,412	1,320	1,302
341795029, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	496	510	491
341795099, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	351	361	348
341795106, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	82	84	81
341795169, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	453	466	449
341795180, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	84	87	84
341796702, 0.00%, 05/21/2026 (a)(b)(c)	Uplift	08/29/2025	2,624	2,467	1,416
341796708, 14.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	329	338	327
341796856, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	375	385	377
341797292, 23.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	180	185	178
341797293, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	170	153	160
341797404, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	700	647	642
341797623, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	538	538	529
341798346, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	202	208	202
341798364, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	226	233	225
341800274, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	400	371	381
341801323, 0.00%, 12/21/2026 (a)(b)	Uplift	08/29/2025	1,632	1,557	1,516
341801590, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	56	58	56
341802019, 0.00%, 08/21/2026 (a)(b)	Uplift	08/29/2025	1,661	1,611	1,584
341802262, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	105	108	104
341802499, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,252	1,288	1,237
341802529, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	123	127	123
341802604, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	133	137	133
341803267, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	65	67	65
341803268, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	204	210	202
341803691, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	267	274	265
341803799, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	218	224	216
341804191, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	49	50	49
341804297, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,803	1,692	1,673
341804580, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	305	313	302
341804621, 35.99%, 05/12/2026 (a)(b)	Uplift	08/29/2025	429	441	424
341805268, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	737	682	680
341805334, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	371	382	370
341805369, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	202	207	200
341805509, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	869	894	866
341805756, 16.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	2,660	2,734	2,621
341805764, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	153	157	152
341806357, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	263	271	264
341806443, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	318	290	296
341806733, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	286	294	284

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341807180, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	$84	$86	$83
341808789, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	56	57	56
341810716, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	1,254	1,289	1,242
341810743, 0.00%, 02/21/2027 (a)(b)	Uplift	08/29/2025	1,969	1,845	1,796
341810798, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	254	261	251
341810802, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	196	178	185
341814027, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	302	310	304
341814148, 33.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	34	35	33
341814522, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	1,206	1,128	1,132
341816711, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	51	53	51
341816970, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	101	104	101
341817622, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	547	563	542
341819667, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	209	215	208
341821711, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	67	63	64
341822169, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	157	161	157
341825024, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	71	73	70
341825819, 33.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,165	1,198	1,151
341828318, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	180	185	179
341828418, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	895	832	824
341828456, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	5,295	5,444	5,252
341828528, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	851	799	815
341828704, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	67	69	67
341828773, 35.99%, 12/21/2026 (a)(b)	Uplift	08/29/2025	2,057	2,115	2,025
341828817, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	221	227	219
341830048, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	241	248	239
341830566, 0.00%, 02/21/2027 (a)(b)	Uplift	08/29/2025	1,776	1,662	1,618
341830826, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	2,326	2,190	2,192
341830845, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	238	245	238
341830898, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,117	1,040	1,027
341831059, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	668	616	621
341831579, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	276	284	273
341831848, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	1,049	1,079	60
341831891, 24.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	94	97	93
341831968, 24.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	155	159	69
341832551, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	209	215	207
341832825, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	452	465	448
341832887, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	219	225	217
341832897, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	51	53	51
341833336, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	231	238	230
341833387, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	273	281	270
341833496, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	760	705	703
341833602, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	243	250	240
341833902, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	809	751	745
341834475, 24.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	221	227	219
341834540, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,094	1,020	1,015
341834580, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	221	228	220
341834797, 14.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	107	110	106
341834907, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	25	26	5
341834938, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	54	55	53
341835450, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	243	250	241
341835531, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	182	164	171
341835536, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	64	66	64
341835626, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	403	415	399
341835995, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	252	259	250
341836647, 33.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	223	230	222
341836847, 35.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	2,084	2,143	2,053
341836852, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	116	119	115

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341836954, 35.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	$6,208	$6,382	$6,107
341836966, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	186	191	185
341837207, 35.99%, 02/28/2026 (a)(b)	Uplift	08/29/2025	302	310	300
341837526, 21.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	73	75	73
341837771, 16.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	497	511	492
341838921, 23.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	1,383	1,422	1,362
341839137, 27.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	209	214	207
341839240, 16.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	117	120	116
341839663, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	201	207	200
341839725, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	60	62	60
341840097, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	78	80	77
341840270, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	126	129	125
341840312, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	929	929	917
341840919, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	2,845	2,677	2,637
341841432, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	259	266	257
341841534, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	2,865	2,945	2,845
341842031, 0.00%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	714	659	141
341842189, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	42	43	42
341842343, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	1,560	1,467	1,479
341842543, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	612	629	606
341842937, 12.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	734	755	726
341843285, 14.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	80	82	80
341843408, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	958	891	883
341843923, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	39	40	39
341844161, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	94	97	94
341844357, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	69	71	69
341844439, 27.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	71	73	70
341845214, 35.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	197	202	39
341845248, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	192	197	191
341845541, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	78	80	77
341845546, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	206	212	204
341845784, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	891	828	825
341845788, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,063	1,093	1,051
341845858, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	112	115	112
341846959, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,021	951	942
341848025, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	253	261	252
341848795, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	528	486	488
341849235, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	41	42	8
341849624, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	113	116	112
341849860, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	364	375	361
341850294, 35.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	147	151	12
341850445, 0.00%, 08/21/2026 (a)(b)	Uplift	08/29/2025	2,319	2,238	2,201
341850627, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	560	576	555
341851181, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	140	133	135
341851843, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	507	521	509
341854007, 33.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,183	1,216	1,168
341854867, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,865	1,748	1,738
341855814, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	281	288	278
341855890, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	34	35	34
341856521, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	326	336	324
341857520, 14.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	92	95	92
341857538, 16.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	99	102	99
341857618, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	89	92	89
341857987, 21.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	107	110	106
341858490, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	133	122	129
341858696, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	163	167	162
341858982, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	103	106	102

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341858985, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	$411	$422	$408
341860027, 24.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	59	61	59
341860123, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,313	1,228	1,215
341861526, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	396	407	392
341861623, 35.99%, 02/06/2026 (a)(b)	Uplift	08/29/2025	58	59	57
341861976, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,119	1,044	1,033
341862020, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	289	297	287
341862217, 14.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	8,465	8,703	8,339
341862392, 16.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	4,704	4,836	4,660
341863020, 35.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	184	189	67
341863296, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	282	290	280
341863560, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	145	149	144
341863571, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	67	69	67
341863787, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	260	268	259
341864745, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	55	56	54
341864766, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	350	360	348
341864798, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	357	367	354
341864860, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	76	78	75
341866153, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	137	140	136
341866280, 33.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	69	71	69
341866508, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	41	42	40
341866775, 24.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	341	350	337
341867243, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	63	65	63
341867278, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	182	187	180
341867630, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	126	130	126
341867699, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	243	250	241
341867782, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	507	521	502
341867877, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	241	248	240
341868293, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,275	1,191	1,185
341868896, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	143	147	142
341869897, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	516	530	510
341869902, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	194	199	193
341869927, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	65	66	64
341869938, 29.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	779	801	769
341870025, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	296	304	17
341870582, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	381	353	364
341870968, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	50	51	49
341872208, 35.99%, 05/21/2026 (a)(b)(c)	Uplift	08/29/2025	511	526	117
341872232, 29.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	7,142	7,343	7,059
341872667, 16.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	90	93	90
341872758, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	351	361	349
341872968, 16.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	310	319	308
341873275, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	772	794	763
341873581, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	53	55	53
341873704, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	211	217	210
341874102, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	705	725	698
341874695, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	945	971	933
341875238, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	914	850	842
341875624, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	113	117	113
341875764, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	468	436	446
341875996, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	110	113	110
341876249, 19.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	5,097	5,240	5,040
341877324, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	477	439	449
341877518, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	87	89	86
341877987, 12.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	3,471	3,569	3,421
341878144, 18.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	304	313	301
341878521, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	316	325	315

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341878977, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	$400	$376	$390
341879689, 14.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	251	258	249
341879784, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	116	119	115
341880195, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	166	157	160
341880631, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	764	707	706
341881808, 33.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	792	814	787
341882049, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,429	1,338	1,331
341882105, 33.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	193	198	192
341882536, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	329	338	327
341882710, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	517	532	512
341883022, 18.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	144	148	144
341883030, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	516	531	511
341883067, 23.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,292	1,328	1,284
341883123, 18.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	57	58	56
341883244, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	574	590	568
341883568, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	268	275	265
341883735, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	579	535	537
341884008, 35.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	349	359	120
341885356, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	717	737	714
341885361, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	46	47	45
341885417, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	180	185	37
341885422, 12.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,056	1,086	1,045
341885511, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	548	564	545
341886285, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	522	481	485
341887036, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	101	104	101
341887299, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	212	218	213
341887873, 33.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	316	325	313
341888009, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	733	754	729
341888081, 33.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	197	202	196
341888422, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,137	1,061	1,056
341888454, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	303	311	300
341888764, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	138	142	138
341889537, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	312	320	308
341890276, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	4,007	3,778	3,721
341890786, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	833	856	823
341891358, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	483	496	478
341891427, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	54	56	54
341891722, 18.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	99	102	99
341892911, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	78	80	77
341893589, 35.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	230	236	52
341894185, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	187	169	177
341894753, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	269	276	266
341896039, 33.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	140	144	139
341896117, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	123	126	122
341896196, 24.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	176	181	174
341896286, 24.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	55	56	54
341896872, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	188	194	187
341897418, 29.99%, 05/21/2026 (a)(b)(c)	Uplift	08/29/2025	500	514	49
341897519, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	203	208	200
341897524, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	258	265	256
341898570, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	206	212	204
341898669, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	383	393	380
341899135, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	257	265	256
341899195, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	1,434	1,345	1,342
341899218, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	96	99	96
341899258, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	74	76	73
341899387, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,554	1,598	1,536

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341900073, 16.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	$102	$105	$102
341900211, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	107	110	106
341900248, 35.99%, 02/21/2027 (a)(b)	Uplift	08/29/2025	1,700	1,748	1,672
341900369, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	1,310	1,347	74
341900955, 12.99%, 12/21/2026 (a)(b)	Uplift	08/29/2025	4,509	4,636	4,447
341901015, 0.00%, 02/21/2027 (a)(b)	Uplift	08/29/2025	2,658	2,497	2,430
341901538, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	255	263	253
341901897, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	705	660	677
341903686, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	35	36	35
341903956, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	203	209	201
341903967, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	130	134	129
341905215, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	67	68	66
341905233, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	110	113	109
341905708, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	292	300	290
341905894, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	295	303	294
341906723, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	560	576	555
341906767, 14.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	201	206	199
341906923, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	847	871	836
341907781, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	409	421	405
341908533, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	55	57	55
341908623, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	100	103	100
341909273, 35.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	3,310	3,403	3,255
341909279, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	407	419	403
341910198, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	238	245	236
341910604, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	77	80	77
341910733, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	997	1,025	985
341910817, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	168	172	167
341911182, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	85	87	84
341911295, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	124	128	123
341912071, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	472	472	465
341912219, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	957	984	949
341913731, 19.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	233	239	231
341914141, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,308	1,223	1,211
341914309, 35.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	159	163	60
341914442, 21.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	2,429	2,497	2,401
341914864, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	533	548	532
341915074, 33.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	258	265	257
341915919, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	296	304	293
341915986, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	187	169	177
341917596, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	66	68	66
341918405, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	419	431	417
341918615, 23.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	183	189	182
341918638, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	253	261	251
341919385, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	52	54	53
341919915, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	535	495	507
341920056, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	307	316	304
341920557, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	916	942	905
341920664, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	77	73	75
341921494, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	289	297	286
341922207, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	74	76	74
341922431, 33.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	896	921	888
341922618, 35.99%, 07/21/2026 (a)(b)(c)	Uplift	08/29/2025	1,179	1,212	532
341923527, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	173	156	163
341923697, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	589	606	583
341924558, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	775	796	766
341924741, 29.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	213	219	210
341927084, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	41	42	41

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341927572, 16.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	$402	$413	$399
341928198, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	40	41	40
341928377, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	430	442	425
341928963, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	619	573	576
341929044, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	175	180	173
341929188, 33.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	340	350	337
341929600, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	925	951	920
341929601, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	52	53	52
341929839, 12.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	717	737	709
341931154, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	335	344	333
341931186, 23.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	914	939	903
341931342, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	72	74	72
341932120, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	184	189	182
341932255, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,187	1,108	1,097
341932377, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	66	68	66
341932611, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	207	188	196
341932865, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	82	84	82
341933213, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	213	219	211
341933554, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	66	68	66
341933615, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,909	1,745	1,742
341933729, 35.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	2,509	2,580	2,508
341933778, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	270	278	268
341933947, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	312	320	308
341934388, 16.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	80	82	79
341934482, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	280	288	277
341934553, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,340	1,378	1,324
341934621, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	536	494	498
341934682, 33.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	126	129	127
341934913, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	91	93	90
341934948, 35.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	753	774	744
341935274, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	121	124	120
341935288, 12.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	1,172	1,205	1,162
341935342, 29.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	1,468	1,509	1,444
341935812, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	192	198	191
341935842, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	70	72	70
341935937, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	575	531	535
341935944, 0.00%, 05/21/2026 (a)(b)	Uplift	08/29/2025	1,343	1,259	1,256
341936030, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	74	76	73
341936037, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	243	250	240
341936420, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,632	1,530	1,513
341936524, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	83	85	82
341936660, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	304	312	302
341936713, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	176	181	175
341937367, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	73	68	71
341937383, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	277	285	275
341937406, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	200	182	187
341937438, 18.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	225	231	222
341937482, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	154	159	153
341937747, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,469	1,375	1,360
341938703, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	232	239	230
341938766, 19.99%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	208	214	31
341938916, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	186	191	184
341939065, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	2,123	1,995	1,982
341939173, 33.99%, 05/21/2026 (a)(b)(c)	Uplift	08/29/2025	874	898	415
341939336, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	109	112	108
341939936, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	460	473	459
341940108, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	133	136	132

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341940338, 29.99%, 07/21/2026 (a)(b)	Uplift	08/29/2025	$838	$862	$828
341940573, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	100	103	100
341940669, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	70	72	70
341940687, 16.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	524	538	519
341940716, 33.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	5,709	5,870	5,616
341941544, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	389	400	385
341941552, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	152	157	151
341941581, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	61	63	61
341941898, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	113	117	113
341941925, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	262	269	259
341942636, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	74	76	74
341942781, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	120	124	120
341942900, 29.99%, 08/21/2027 (a)(b)	Uplift	08/29/2025	2,205	2,267	2,169
341943141, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	136	140	135
341943570, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	128	132	127
341944391, 19.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	255	262	253
341944758, 27.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	725	745	720
341944862, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	171	176	170
341944931, 23.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	207	213	206
341945455, 0.00%, 02/21/2026 (a)(b)(c)	Uplift	08/29/2025	158	150	53
341945583, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	85	87	84
341945807, 21.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	488	501	486
341945981, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	205	211	12
341946014, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	391	381	380
341946748, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	365	376	362
341946779, 0.00%, 07/21/2026 (a)(b)	Uplift	08/29/2025	1,429	1,337	1,330
341946982, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	75	71	72
341948395, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	300	276	285
341948845, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	173	173	171
341948957, 14.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	129	133	128
341948965, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	153	157	152
341949540, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,224	1,143	1,132
341950004, 35.99%, 11/21/2025 (a)(b)(c)(j)	Uplift	08/29/2025	400	411	98
341950052, 0.00%, 02/28/2026 (a)(b)	Uplift	08/29/2025	407	377	386
341951448, 14.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	175	180	174
341951504, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	851	875	846
341951761, 0.00%, 02/21/2026 (a)(b)	Uplift	08/29/2025	251	230	239
341951898, 14.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	196	201	195
341951920, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	451	464	450
341952328, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	467	481	465
341952403, 29.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	71	73	71
341953318, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	120	123	119
341953446, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	4,240	4,360	4,189
341953481, 12.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	609	626	604
341953599, 0.00%, 05/22/2026 (a)(b)	Uplift	08/29/2025	500	460	462
341953744, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	124	128	123
341953896, 35.99%, 02/21/2026 (a)(b)	Uplift	08/29/2025	50	52	50
341954199, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	194	200	193
341954290, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	406	417	402
341954398, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	65	67	65
341954442, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,067	994	990
341954462, 19.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	160	165	159
341954483, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	205	211	204
341954486, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	227	233	50
341954679, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	337	347	334
341955259, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	484	450	463
341955266, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	145	149	145

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341955326, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	$898	$924	$893
341955444, 0.00%, 02/22/2027 (a)(b)	Uplift	08/29/2025	4,367	4,114	4,024
341955533, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	857	881	852
341955549, 24.99%, 02/14/2026 (a)(b)	Uplift	08/29/2025	485	499	481
341955595, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	279	287	277
341955672, 16.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	49	50	49
341955809, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	231	238	229
341956285, 27.99%, 07/31/2026 (a)(b)	Uplift	08/29/2025	924	950	916
341956287, 21.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	316	324	313
341956563, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	57	59	57
341956595, 16.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	358	368	355
341956718, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	147	152	147
341956772, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	382	355	366
341957044, 35.99%, 05/21/2026 (a)(b)	Uplift	08/29/2025	458	471	453
341957265, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	269	276	266
341957267, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	32	33	32
341957319, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	34	35	34
341957618, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	902	838	831
341957681, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,723	1,616	1,607
341957824, 14.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	34	35	34
341958117, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	2,150	2,020	1,998
341958190, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	118	121	39
341958250, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	563	579	557
341958366, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	550	513	525
341958369, 19.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	490	503	484
341958391, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	224	230	221
341958434, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	255	262	88
341958605, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	85	88	85
341958621, 16.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	1,998	2,055	326
341958657, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	296	304	293
341958689, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	52	53	51
341958752, 21.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	91	94	91
341958770, 14.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	99	101	98
341958829, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	440	452	437
341958882, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	349	359	347
341959343, 0.00%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	312	296	134
341959478, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	310	285	294
341959518, 21.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	324	333	324
341959526, 0.00%, 05/22/2026 (a)(b)	Uplift	08/29/2025	1,013	946	945
341959627, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	252	260	251
341959675, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	2,263	2,327	2,237
341959767, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	45	46	44
341959863, 21.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	87	90	87
341959903, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	420	390	402
341959936, 33.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	352	362	348
341960080, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,081	1,008	1,004
341960270, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	94	97	93
341960513, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,206	1,129	1,130
341960725, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	287	296	285
341960806, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	142	146	141
341960910, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	268	276	267
341961089, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	59	60	58
341961122, 14.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	60	62	60
341961284, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	293	302	293
341961314, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	86	89	86
341961379, 29.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,010	1,038	1,013
341961401, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	80	77	78

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341961587, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	$318	$327	$316
341961665, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	543	559	540
341962003, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	344	353	340
341962054, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	120	123	119
341962090, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	70	72	70
341962164, 29.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	1,662	1,709	1,636
341962346, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	108	111	41
341962411, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	270	277	269
341962419, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	175	180	173
341962517, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	95	97	94
341962539, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	1,055	1,084	61
341962816, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	120	124	119
341963007, 12.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,078	1,108	1,066
341963109, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	1,132	1,065	1,085
341963218, 19.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	401	412	397
341963268, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	80	82	79
341963271, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	274	282	274
341963391, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	393	404	392
341963449, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	63	64	62
341963512, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	131	134	130
341963528, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	246	253	243
341963529, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	207	213	206
341963618, 19.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	499	513	495
341963647, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	226	233	224
341963656, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	129	132	128
341963676, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	527	542	526
341963787, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	179	184	178
341963802, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	388	399	22
341963819, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	183	188	182
341963942, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	59	61	59
341964029, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	365	375	361
341964109, 19.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,013	1,041	1,017
341964304, 16.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	968	995	958
341964445, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	189	195	189
341964458, 12.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	3,274	3,367	3,240
341964596, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	1,733	1,734	1,706
341964653, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	289	265	275
341964765, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	129	133	129
341965062, 23.99%, 08/22/2026 (a)(b)	Uplift	08/29/2025	1,254	1,290	1,246
341965229, 33.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	228	235	226
341965368, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	348	358	346
341965444, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	111	115	111
341965619, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	196	177	185
341965741, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	41	42	7
341965755, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	67	69	66
341965978, 14.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	234	241	233
341966048, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	283	291	281
341966086, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	652	670	643
341966165, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	32	33	32
341966186, 21.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	473	486	470
341966191, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	64	65	63
341966276, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	572	588	569
341966290, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	657	675	654
341966317, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	379	390	377
341966333, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	281	289	278
341966528, 27.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	417	429	413
341966563, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	114	117	114

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341966691, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	$981	$913	$910
341966799, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	753	706	720
341966912, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	171	153	161
341966967, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	87	90	87
341966980, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	447	459	442
341967053, 21.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	299	307	296
341967144, 0.00%, 05/22/2026 (a)(b)	Uplift	08/29/2025	540	498	500
341967187, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	114	117	114
341967197, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,342	1,380	1,326
341967198, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	359	369	357
341967234, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	38	39	38
341967288, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	437	450	433
341967298, 14.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	315	324	314
341967544, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,553	1,596	1,535
341967556, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	474	488	96
341967601, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	643	661	636
341967616, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	287	295	285
341967862, 0.00%, 07/27/2026 (a)(b)	Uplift	08/29/2025	700	650	652
341967868, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	21	22	21
341967982, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	216	196	204
341968031, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	96	98	95
341968043, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	498	512	495
341968119, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	2,049	1,923	1,917
341968141, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	405	417	401
341968184, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	173	178	171
341968247, 19.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	446	459	442
341968758, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	357	328	337
341968771, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	127	121	122
341968829, 21.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	739	760	733
341969214, 35.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	1,677	1,724	1,678
341969308, 35.99%, 08/22/2027 (a)(b)	Uplift	08/29/2025	3,366	3,461	3,310
341969324, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	780	802	773
341969419, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,656	1,552	1,535
341969459, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	925	951	919
341969591, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	94	96	93
341969603, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	24	25	24
341969605, 24.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	549	565	544
341969678, 19.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,004	1,032	993
341969853, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	193	174	182
341969861, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	285	293	282
341969890, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	449	461	444
341969898, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	159	163	158
341969924, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	205	210	203
341969998, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	331	340	329
341970033, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	323	333	320
341970132, 23.99%, 06/01/2026 (a)(b)	Uplift	08/29/2025	351	360	345
341970698, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	28	29	28
341970741, 35.99%, 08/22/2027 (a)(b)	Uplift	08/29/2025	1,222	1,256	1,206
341970971, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	504	518	499
341970993, 35.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	3,516	3,615	3,460
341971002, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,015	945	941
341971020, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	197	202	195
341971083, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	918	944	912
341971122, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	48	50	48
341971298, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	529	543	525
341971335, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	151	143	145
341971419, 0.00%, 05/22/2026 (a)(b)	Uplift	08/29/2025	601	574	570

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341971700, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	$277	$285	$275
341971783, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	431	443	429
341972114, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	46	48	46
341972132, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	737	758	729
341972243, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	53	54	53
341972350, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	143	147	143
341972359, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	67	69	67
341972370, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	541	557	536
341972375, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	1,329	1,367	1,338
341972592, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	60	62	60
341972623, 18.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	741	762	733
341972703, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	91	94	91
341972719, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	95	98	95
341972753, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	208	214	87
341972808, 16.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	53	54	52
341972821, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	282	290	279
341972899, 18.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	3,174	3,263	3,127
341973243, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	442	455	439
341973269, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,731	1,623	1,614
341973365, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	64	65	63
341973368, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	165	154	160
341973414, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	207	212	205
341973482, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,970	2,025	1,946
341973494, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	338	348	334
341973506, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	795	737	731
341973577, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	283	260	269
341973818, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	167	150	157
341973829, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	464	477	460
341974081, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	440	453	436
341974167, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	608	625	254
341974175, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	205	211	204
341974255, 16.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	185	190	184
341974303, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	166	171	165
341974469, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	159	163	159
341974800, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	104	107	104
341974811, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	209	190	198
341974841, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	71	73	70
341974948, 18.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	78	80	77
341974958, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	15	16	15
341975134, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	484	498	481
341975172, 29.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	1,885	1,938	1,855
341975433, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	88	90	87
341975521, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	100	95	96
341975631, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	75	77	74
341975652, 21.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	118	121	117
341975832, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	73	75	72
341975873, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	91	94	91
341975908, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	381	392	379
341975931, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	704	650	646
341975992, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	446	458	441
341976024, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	43	44	42
341976029, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	29	30	29
341976191, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	248	227	235
341976205, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	786	808	776
341976347, 23.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	147	151	145
341976358, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	70	72	69
341976448, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	3,088	3,175	3,052

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341976505, 21.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	$63	$64	$63
341976578, 18.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	70	72	70
341976581, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	40	41	40
341976610, 24.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	209	215	207
341976631, 16.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	272	279	269
341976703, 33.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	901	926	904
341976872, 29.99%, 12/22/2026 (a)(b)	Uplift	08/29/2025	2,065	2,123	2,034
341976954, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	1,157	1,157	1,143
341977169, 18.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	269	276	266
341977173, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	320	329	318
341977178, 19.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	456	468	451
341977180, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	341	351	340
341977189, 14.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	229	236	107
341977503, 23.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	763	785	755
341977571, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	96	99	95
341977599, 25.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	432	444	428
341977623, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	112	115	111
341977636, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	92	95	92
341977784, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	435	447	432
341977804, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	113	117	113
341977810, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	114	118	27
341977878, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	807	829	802
341977936, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	57	58	57
341977978, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,812	1,863	1,791
341978141, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	167	172	166
341978147, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	38	39	38
341978170, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	177	182	176
341978334, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	198	204	196
341978395, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	67	69	67
341978447, 0.00%, 02/28/2026 (a)(b)(c)	Uplift	08/29/2025	625	573	200
341979059, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	197	202	195
341979108, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,157	1,190	1,143
341979465, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	102	105	102
341979758, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	71	73	71
341979869, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	153	157	152
341979896, 14.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	218	224	216
341980116, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	85	88	85
341980174, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	313	320	25
341980323, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	187	193	186
341980643, 35.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	2,113	2,173	2,079
341980698, 19.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	506	520	502
341980789, 0.00%, 05/22/2026 (a)(b)(c)	Uplift	08/29/2025	98	94	14
341980854, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	425	437	421
341980880, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	69	71	68
341981141, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	413	424	416
341981272, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	335	310	319
341981353, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	176	181	175
341981521, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,236	1,271	1,226
341981617, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	202	208	200
341981691, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	188	193	187
341981820, 33.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	299	307	296
341981872, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	203	209	201
341981882, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	367	340	349
341981907, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	93	95	92
341982052, 18.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	89	92	89
341982373, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	303	312	300
341982531, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	167	172	166

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
341982863, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	$1,887	$1,940	$1,871
341982930, 18.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	94	97	94
341983028, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	95	98	94
341983049, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	62	64	62
341983071, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	217	223	216
341983214, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	208	214	208
341983320, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	547	563	542
341983651, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	219	225	218
341983676, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	188	193	187
341983686, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	79	81	79
341983734, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	2,237	2,299	2,210
341983771, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	303	279	288
341983863, 16.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	551	566	548
341983927, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	134	138	133
341984193, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	300	308	297
341984247, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,123	1,047	1,042
341985557, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	568	584	87
341987304, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	42	43	42
341988414, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	71	73	71
341990731, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	418	429	413
341991065, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	77	79	76
341993058, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	57	59	57
341994198, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	846	869	835
341994493, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	178	183	176
341995139, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	238	244	236
341996431, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	248	255	248
341996588, 18.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	223	230	222
342006094, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	557	573	554
342006120, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	312	320	12
342009466, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	93	95	93
342012776, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	747	768	743
342017049, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	292	300	289
342019396, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	147	139	141
342021643, 27.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	477	490	474
342023067, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,959	1,840	1,819
342023107, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	2,492	2,350	2,377
342024685, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	76	78	75
342025904, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	107	110	107
342026767, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	236	242	233
342029068, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	45	43	43
342030271, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	308	317	306
342033750, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	705	660	674
342034692, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	384	352	358
342036577, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	86	88	85
342036646, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	60	57	58
342038492, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	268	256	260
342040710, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	289	297	286
342041471, 23.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	894	919	883
342044215, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	173	155	163
342045003, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	69	71	69
342046389, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	956	983	945
342046756, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	439	452	435
342047081, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	244	251	241
342049178, 24.99%, 08/22/2027 (a)(b)	Uplift	08/29/2025	4,451	4,577	4,382
342050634, 33.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	356	367	355
342052435, 35.99%, 12/31/2026 (a)(b)	Uplift	08/29/2025	1,259	1,294	1,245
342053466, 21.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,191	1,225	1,197

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342053518, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	$1,327	$1,244	$1,245
342054302, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	168	173	167
342054392, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	41	43	41
342054408, 0.00%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	760	700	247
342055415, 35.99%, 08/22/2027 (a)(b)	Uplift	08/29/2025	2,673	2,748	2,629
342055479, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	148	152	51
342056704, 21.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	4,468	4,594	4,402
342058916, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	294	302	292
342059234, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	271	249	257
342059790, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	291	299	289
342059806, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	215	196	203
342060790, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	712	732	707
342060823, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	395	406	391
342060840, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	225	231	222
342060914, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	661	680	657
342060947, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	196	202	195
342061015, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	156	161	155
342061206, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	446	459	442
342062618, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	109	112	108
342062735, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	231	211	219
342063676, 21.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	197	202	195
342063719, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	227	234	225
342063979, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	411	422	137
342064617, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	161	166	160
342064654, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	603	620	600
342064750, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,221	1,140	1,134
342065112, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	175	180	174
342065437, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	374	385	371
342065444, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	778	800	768
342065455, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	62	64	62
342065475, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	61	63	61
342067076, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	107	110	106
342067689, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	47	48	47
342068376, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	470	483	465
342068420, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,010	1,038	1,000
342068734, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	224	231	223
342069250, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	896	832	825
342069538, 0.00%, 05/22/2026 (a)(b)	Uplift	08/29/2025	814	760	768
342069663, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	126	130	125
342069737, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	59	61	59
342070246, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	63	65	14
342070331, 0.00%, 05/22/2026 (a)(b)	Uplift	08/29/2025	240	221	230
342071012, 18.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	505	519	502
342071033, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	675	694	667
342071262, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	263	271	260
342071299, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	377	388	374
342072242, 29.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	892	917	882
342072253, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	386	397	384
342073146, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	419	431	416
342074326, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	113	117	113
342075737, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,143	1,066	1,062
342075760, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	200	181	189
342076629, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	101	104	101
342076838, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	741	762	732
342076852, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	116	119	115
342077056, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	538	553	536
342077455, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	242	221	230

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342077706, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	$125	$128	$25
342078061, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	33	34	33
342078139, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	871	872	858
342079539, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	187	192	15
342079605, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	118	122	118
342080018, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	35	36	35
342080234, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	41	42	41
342080319, 0.00%, 05/22/2026 (a)(b)	Uplift	08/29/2025	989	923	922
342080609, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	385	356	368
342080743, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,017	947	943
342081951, 29.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	1,694	1,741	1,667
342082550, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	49	50	49
342082594, 0.00%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	671	620	316
342082798, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	80	82	79
342084337, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	347	357	344
342084479, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	96	98	95
342084498, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	183	188	182
342084558, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	253	260	251
342085190, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	85	87	84
342085353, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	212	218	210
342085719, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	207	213	205
342086124, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	199	180	188
342086138, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	974	906	903
342086155, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	415	385	396
342086217, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	43	44	43
342087011, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	65	67	65
342087076, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	245	251	243
342087142, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	507	521	505
342087683, 16.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	30	31	30
342088222, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	108	111	108
342088557, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	69	71	69
342089225, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	243	250	241
342090072, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	194	199	193
342090114, 21.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	629	646	623
342090152, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	232	239	231
342090253, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	454	418	429
342090478, 35.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	2,158	2,219	2,124
342090864, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	557	572	550
342091065, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	110	113	109
342091074, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,606	1,651	1,586
342091295, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	215	221	213
342091532, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	110	113	110
342091982, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	643	661	636
342092036, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	180	185	178
342092053, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	606	623	602
342092734, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	76	78	76
342092786, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	86	89	86
342092895, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	91	94	91
342093000, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	314	323	311
342093018, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	1,488	1,398	1,410
342093456, 35.99%, 07/22/2026 (a)(b)(c)	Uplift	08/29/2025	272	280	56
342093507, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	801	742	740
342093864, 21.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	866	890	869
342093878, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	857	881	847
342094797, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	158	162	157
342094810, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	168	173	167
342095299, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	541	556	125

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342095375, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	$99	$94	$95
342095706, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	58	59	14
342096473, 12.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	3,194	3,283	3,160
342096545, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	73	75	72
342096633, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	249	256	247
342096963, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	251	258	249
342097260, 35.99%, 02/28/2026 (a)(b)	Uplift	08/29/2025	99	102	99
342097531, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	167	150	157
342097825, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	367	378	364
342097999, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	175	179	174
342098805, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	105	108	104
342098938, 21.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,468	1,509	1,451
342099000, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	127	130	126
342099602, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	135	138	134
342100057, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	88	91	88
342100324, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	32	33	32
342100436, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	77	80	77
342100583, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	502	516	499
342100748, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	186	191	185
342101346, 19.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	488	502	483
342101460, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	259	237	246
342101474, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	357	367	354
342101935, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	190	196	190
342102016, 33.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	4,816	4,951	4,839
342102186, 21.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	155	159	154
342102269, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	479	439	453
342104110, 14.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	191	197	190
342104287, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	79	81	78
342104353, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	530	545	529
342104428, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	839	862	834
342106265, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	246	253	243
342106430, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	218	224	216
342108442, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	175	180	173
342109583, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	299	275	285
342110122, 23.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	922	948	911
342110148, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	539	554	534
342110175, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	2,694	2,533	2,496
342110224, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	719	665	660
342110267, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	151	143	145
342110286, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	220	227	218
342110519, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	2,069	2,128	2,059
342110948, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	452	465	448
342111145, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	389	361	371
342111167, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	45	46	45
342111463, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	180	185	36
342112118, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	282	259	268
342112132, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	45	43	44
342112438, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	424	436	422
342112599, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	187	192	186
342112957, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	254	261	252
342113105, 24.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	717	737	709
342113143, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	146	150	145
342113935, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	455	467	450
342114172, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	65	67	65
342114396, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	53	54	53
342114692, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	46	47	46
342114890, 29.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	774	796	769

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342114953, 35.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	$1,758	$1,808	$1,740
342115037, 18.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	952	979	948
342115702, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	915	851	843
342116487, 35.99%, 07/22/2026 (a)(b)(c)	Uplift	08/29/2025	4,216	4,335	816
342117941, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	265	273	263
342118856, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	437	406	417
342119795, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	89	80	85
342119970, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	61	63	61
342119984, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	36	37	36
342120020, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	368	379	366
342120838, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	55	56	54
342120859, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	946	973	939
342120943, 0.00%, 05/22/2026 (a)(b)	Uplift	08/29/2025	1,294	1,212	1,210
342121218, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	103	106	103
342122273, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	200	206	198
342122476, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	822	763	760
342122644, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	67	69	67
342123055, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	595	611	591
342123532, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	358	368	354
342123748, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	49	51	49
342124014, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	357	367	355
342124122, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	293	301	291
342124260, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	708	654	653
342124275, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	218	224	217
342125018, 29.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,055	1,085	1,043
342125049, 19.99%, 08/22/2027 (a)(b)	Uplift	08/29/2025	2,661	2,736	2,621
342125110, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	191	196	190
342125243, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	138	142	137
342125470, 0.00%, 05/22/2026 (a)(b)	Uplift	08/29/2025	594	549	551
342126156, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	147	151	146
342126211, 0.00%, 02/22/2027 (a)(b)	Uplift	08/29/2025	2,182	2,046	1,992
342126242, 33.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	859	883	849
342126349, 16.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	30	31	30
342126891, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	36	37	35
342126918, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	34	35	34
342127943, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	179	184	178
342127993, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	455	468	452
342128034, 35.99%, 05/22/2026 (a)(b)(c)	Uplift	08/29/2025	288	296	124
342128097, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	308	317	306
342128102, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	92	83	89
342128453, 0.00%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	350	332	74
342129205, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	97	99	96
342129266, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	57	59	57
342129273, 29.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,269	1,305	1,261
342129412, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	844	792	810
342129459, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,264	1,299	1,268
342130964, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,138	1,170	1,128
342131176, 16.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	730	751	726
342132996, 18.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	290	298	288
342133954, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	365	375	364
342134752, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	143	147	142
342135911, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	97	100	97
342136251, 35.99%, 02/28/2026 (a)(b)	Uplift	08/29/2025	400	411	400
342136957, 21.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	343	353	341
342136987, 35.99%, 08/22/2027 (a)(b)	Uplift	08/29/2025	5,253	5,401	5,167
342137016, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	70	72	70
342137208, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	211	216	208

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342137380, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	$128	$131	$127
342137530, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	350	359	348
342137979, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,017	947	943
342138261, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	153	145	147
342139307, 19.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	171	176	170
342139352, 27.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	203	208	201
342139791, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	45	46	44
342140312, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	176	181	175
342140851, 0.00%, 02/22/2027 (a)(b)	Uplift	08/29/2025	1,803	1,687	1,643
342140866, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	267	275	266
342140932, 0.00%, 05/22/2026 (a)(b)	Uplift	08/29/2025	743	710	704
342141562, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	189	194	188
342141883, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	736	757	727
342142097, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	90	93	90
342142117, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	3,319	3,412	3,287
342142761, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	197	202	195
342142954, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	30	31	5
342142998, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	250	257	251
342143173, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	595	612	592
342143252, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	40	41	40
342143800, 0.00%, 05/22/2026 (a)(b)	Uplift	08/29/2025	542	500	504
342143808, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	130	123	125
342143950, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	49	50	48
342144400, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	2,202	2,264	2,176
342144474, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	295	303	292
342144499, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	39	40	39
342144819, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	106	109	105
342144946, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	740	760	743
342145277, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	158	162	156
342145579, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	41	42	41
342145632, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	458	471	454
342145799, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	274	282	272
342145948, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	108	111	107
342146088, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	946	879	876
342146112, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	84	87	84
342146711, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	35	36	34
342147266, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,337	1,375	1,328
342147718, 35.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	3,552	3,652	3,495
342148676, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	283	291	282
342148978, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	596	612	592
342149255, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	400	371	381
342149634, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	85	88	85
342149663, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	183	189	182
342149715, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	141	145	140
342150649, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	282	290	279
342150710, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	382	392	379
342150757, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	306	314	304
342150835, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	279	256	265
342150912, 19.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	905	930	895
342150983, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	404	416	401
342151537, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	661	612	612
342151627, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	109	112	108
342151632, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	835	772	772
342151645, 29.99%, 11/22/2025 (a)(b)(j)	Uplift	08/29/2025	6	6	6
342151793, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	61	63	61
342151816, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	895	920	890
342152491, 0.00%, 02/22/2027 (a)(b)	Uplift	08/29/2025	7,158	6,756	6,605

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342152531, 0.00%, 05/22/2026 (a)(b)	Uplift	08/29/2025	$576	$531	$536
342152710, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	105	108	104
342152728, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	89	91	88
342153494, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	77	79	76
342153516, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	75	77	75
342153538, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	465	478	462
342153586, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,168	1,201	1,155
342153593, 24.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	281	289	279
342153756, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	161	165	6
342155301, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	260	267	257
342155575, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	95	97	94
342156183, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	91	94	91
342157245, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	62	63	61
342157450, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	789	812	783
342157474, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	160	152	154
342157530, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	179	161	169
342158222, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	82	84	81
342158393, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	175	180	174
342158466, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	399	411	397
342159188, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	309	318	114
342159259, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	264	272	262
342160512, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	192	197	191
342160741, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	67	69	67
342161298, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	903	928	892
342161639, 35.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	4,078	4,193	4,012
342161940, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	223	230	222
342162122, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	786	733	741
342162195, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	45	46	45
342162518, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	1,237	1,238	1,218
342162668, 35.99%, 07/22/2026 (a)(b)(c)	Uplift	08/29/2025	1,452	1,493	337
342162708, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	406	418	402
342163064, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	317	326	316
342163166, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	177	182	176
342163278, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	448	461	444
342163506, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	202	207	200
342163794, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	92	95	91
342163960, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	171	175	6
342164070, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	389	360	372
342164182, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	684	703	676
342164864, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	197	202	196
342165191, 0.00%, 05/22/2026 (a)(b)	Uplift	08/29/2025	3,651	3,442	3,449
342165828, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	168	173	167
342166315, 21.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	180	185	179
342166700, 29.99%, 08/22/2027 (a)(b)	Uplift	08/29/2025	3,876	3,985	3,815
342166749, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	235	215	223
342166794, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	390	401	387
342167383, 18.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	237	244	235
342167410, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	363	332	342
342167921, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	2,029	1,906	1,884
342169096, 23.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	934	960	929
342169238, 29.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	2,815	2,895	2,771
342169408, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,105	1,029	1,027
342170714, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,031	1,060	1,019
342171683, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	288	296	285
342173353, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	823	846	818
342174676, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	219	208	209
342175394, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,502	1,544	1,484

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342175471, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	$385	$396	$63
342175517, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	203	209	202
342175694, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	88	91	88
342177304, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	46	47	46
342178085, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	161	166	160
342178209, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	397	408	393
342179079, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	97	100	96
342179350, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	50	51	50
342180975, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	348	358	344
342181378, 27.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	2,014	2,070	1,994
342181845, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	110	113	109
342183568, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	237	243	236
342183724, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	285	293	284
342183725, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	3,238	3,329	3,201
342183770, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	67	68	66
342184168, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	101	104	100
342184504, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,175	1,208	1,166
342185401, 27.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	931	957	921
342185581, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	787	809	778
342186018, 0.00%, 02/22/2027 (a)(b)	Uplift	08/29/2025	4,161	3,919	3,833
342187719, 19.99%, 08/22/2027 (a)(b)	Uplift	08/29/2025	4,445	4,570	4,378
342187775, 35.99%, 05/22/2026 (a)(b)(c)	Uplift	08/29/2025	299	307	67
342188586, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	1,153	1,084	1,109
342189491, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	252	259	250
342189799, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	318	327	315
342191021, 24.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	201	206	199
342191060, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	28	28	27
342191609, 0.00%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	2,006	1,879	416
342191760, 12.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	2,376	2,442	2,355
342192762, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	123	127	122
342192898, 25.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,689	1,736	1,669
342192974, 12.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	3,107	3,195	3,074
342193848, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	810	833	801
342193956, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	244	251	242
342193969, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	702	722	694
342194099, 29.99%, 08/22/2027 (a)(b)	Uplift	08/29/2025	4,993	5,134	4,914
342194368, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,954	2,009	1,932
342194414, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	36	37	36
342195219, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	476	489	472
342196262, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	520	535	517
342196307, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	58	60	58
342196359, 0.00%, 05/22/2026 (a)(b)	Uplift	08/29/2025	1,768	1,661	1,656
342196982, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	157	149	151
342197035, 35.99%, 05/28/2026 (a)(b)	Uplift	08/29/2025	238	245	237
342197065, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	535	550	530
342197219, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	188	194	187
342197231, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	89	91	11
342197677, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	209	215	210
342197718, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	93	96	93
342198079, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	695	715	687
342198267, 35.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	1,400	1,439	1,377
342198430, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	154	159	154
342198761, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	286	294	284
342198844, 35.99%, 05/22/2026 (a)(b)(c)	Uplift	08/29/2025	520	535	265
342199079, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	53	55	53
342199083, 14.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	231	238	229
342199344, 29.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	991	1,019	995

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342199542, 19.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	$305	$314	$303
342199708, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	217	223	215
342199784, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	457	470	452
342199943, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	187	192	185
342199997, 14.99%, 08/15/2027 (a)(b)	Uplift	08/29/2025	2,916	2,998	2,863
342200531, 35.99%, 02/28/2026 (a)(b)	Uplift	08/29/2025	578	594	575
342200898, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	286	294	283
342201037, 23.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	2,996	3,080	2,963
342201205, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	178	183	177
342202133, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	547	563	544
342202320, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	852	791	785
342202470, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	129	133	128
342202662, 21.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,116	1,147	1,110
342202741, 35.99%, 06/06/2026 (a)(b)	Uplift	08/29/2025	251	258	250
342202800, 14.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	116	119	115
342202826, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	257	265	255
342202856, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	80	76	77
342202888, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	359	367	357
342203144, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	125	128	124
342203495, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	123	126	122
342203517, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	278	286	276
342203628, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	47	48	46
342203847, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	295	271	281
342204587, 0.00%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	1,523	1,429	652
342204992, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	109	112	109
342205006, 35.99%, 02/28/2026 (a)(b)	Uplift	08/29/2025	87	90	87
342205024, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	87	89	86
342205144, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	559	517	530
342205220, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	146	138	140
342205403, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	166	171	165
342206552, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	167	172	166
342206570, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	488	489	481
342207075, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	59	60	58
342207186, 29.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	1,681	1,729	1,655
342207208, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	327	336	323
342207512, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	63	64	62
342207631, 21.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	183	188	183
342208233, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	76	79	76
342208536, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	887	912	877
342209134, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	70	72	69
342209275, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	329	338	327
342209368, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	261	268	21
342209736, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	45	46	45
342210353, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	35	36	4
342210741, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	303	311	301
342210785, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	171	175	170
342210837, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	84	86	83
342210933, 33.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	816	839	806
342211125, 16.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	91	94	91
342211156, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	819	760	756
342211932, 33.99%, 08/22/2027 (a)(b)	Uplift	08/29/2025	7,448	7,657	7,327
342211994, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	848	791	809
342212026, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	175	180	174
342212062, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	271	279	270
342212083, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	379	351	361
342212323, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	128	132	127
342212340, 33.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	61	62	60

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342212689, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	$302	$311	$300
342212739, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	497	511	492
342212847, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	212	218	210
342213409, 16.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	40	41	40
342213463, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	86	88	85
342213708, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	773	716	714
342213843, 29.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	360	370	355
342213987, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	66	68	66
342214195, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	157	149	151
342216027, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	60	61	59
342216556, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	213	194	201
342216592, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	234	240	232
342216857, 14.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	323	332	321
342217025, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	155	159	154
342217139, 33.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	225	232	223
342217371, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	72	74	72
342217495, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	332	341	330
342217951, 27.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	213	219	212
342217955, 21.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	176	181	176
342219438, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	191	196	189
342219940, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	79	81	79
342220048, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	69	71	69
342220304, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	701	721	697
342220549, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	267	275	265
342220629, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,125	1,156	1,112
342222139, 24.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	950	977	940
342222929, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	227	234	225
342223765, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	92	95	92
342224761, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	310	319	310
342225070, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	262	269	259
342225188, 14.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	125	129	125
342225299, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	727	747	718
342227767, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	87	90	87
342228008, 0.00%, 08/06/2026 (a)(b)	Uplift	08/29/2025	1,087	1,011	1,004
342228636, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	279	287	276
342228975, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	518	533	515
342229450, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	34	35	34
342229479, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	809	750	745
342229691, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	350	359	351
342229718, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	345	314	324
342229845, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	361	371	359
342229940, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	101	104	100
342230175, 14.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	268	275	266
342230506, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	189	194	188
342230934, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	3,435	3,532	3,402
342231074, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,326	1,242	1,237
342231418, 21.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	380	391	377
342231640, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	275	283	272
342231965, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	267	275	266
342232007, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	84	87	84
342232127, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	770	713	708
342233198, 19.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	61	63	15
342233491, 29.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	110	113	25
342234159, 0.00%, 02/22/2027 (a)(b)	Uplift	08/29/2025	6,191	5,841	5,711
342234364, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,167	1,200	1,153
342234870, 21.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	456	469	452
342235632, 29.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	2,983	3,067	2,936

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342235786, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	$55	$57	$55
342235911, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	171	176	170
342236577, 16.99%, 05/22/2026 (a)(b)(c)	Uplift	08/29/2025	507	521	269
342237118, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	818	841	808
342237397, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	93	88	89
342237458, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	79	81	79
342237498, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	492	506	487
342237727, 21.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	292	301	290
342237910, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	152	156	150
342238064, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	62	64	62
342238476, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	217	223	81
342238486, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	285	293	283
342238862, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,518	1,422	1,407
342239379, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	425	437	423
342239425, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	44	45	44
342239591, 24.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	406	418	403
342239930, 21.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	240	247	238
342240468, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	381	392	380
342242736, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	54	55	53
342243122, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	713	733	705
342244016, 35.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	2,148	2,208	2,113
342244269, 14.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	419	431	417
342244330, 0.00%, 02/22/2027 (a)(b)	Uplift	08/29/2025	1,482	1,383	1,354
342244955, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	59	61	59
342244971, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	86	89	9
342245631, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	637	655	630
342245970, 14.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	539	555	537
342246022, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,364	1,278	1,275
342246088, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	286	294	283
342247577, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,677	1,573	1,555
342247701, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	146	138	139
342247823, 35.99%, 07/22/2026 (a)(b)(c)	Uplift	08/29/2025	1,166	1,198	225
342248975, 0.00%, 02/22/2027 (a)(b)	Uplift	08/29/2025	1,943	1,819	1,771
342249058, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	281	258	267
342249092, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	251	230	238
342250283, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	93	88	89
342251058, 16.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	4,093	4,208	4,033
342251205, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	314	323	311
342251955, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,075	1,002	993
342252345, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	783	805	773
342252740, 0.00%, 02/22/2027 (a)(b)	Uplift	08/29/2025	2,003	1,877	1,827
342253070, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,365	1,403	1,354
342253240, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	203	209	205
342253981, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	881	905	870
342254559, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	347	357	344
342255749, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	324	333	321
342256274, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	183	165	173
342256400, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	470	483	465
342257623, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,145	1,069	1,058
342257964, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	76	78	75
342259419, 19.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	1,964	2,019	1,968
342260047, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	232	238	229
342261128, 16.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	262	269	260
342261539, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	106	109	105
342261811, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	367	377	26
342262107, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	268	275	265
342263371, 23.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	45	46	45

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342263554, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	$63	$64	$62
342263610, 21.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	445	458	441
342263639, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	2,161	2,222	2,135
342263869, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,340	1,377	1,328
342264468, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,010	1,038	999
342264546, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	137	123	130
342264683, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,192	1,226	1,178
342265979, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	192	198	190
342266133, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	781	724	718
342266580, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	220	227	74
342266689, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	42	43	41
342266743, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	155	159	153
342266916, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	88	90	87
342267063, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	217	198	205
342267227, 23.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	280	288	277
342267517, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	46	47	46
342267746, 24.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	234	241	232
342267772, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	243	222	231
342268129, 21.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	838	861	833
342268490, 29.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	558	574	553
342268533, 35.99%, 05/22/2026 (a)(b)(c)	Uplift	08/29/2025	672	691	292
342268636, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	152	140	145
342270661, 35.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	85	87	17
342270927, 21.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	297	305	294
342271346, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,011	1,039	999
342271378, 35.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,138	1,170	1,125
342271504, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	133	137	50
342271535, 33.99%, 11/22/2025 (a)(b)(c)(j)	Uplift	08/29/2025	322	331	76
342272066, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	303	311	301
342272120, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	45	46	45
342272223, 16.99%, 08/22/2026 (a)(b)	Uplift	08/29/2025	931	957	920
342272306, 29.99%, 07/22/2026 (a)(b)	Uplift	08/29/2025	366	376	361
342272368, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,401	1,310	1,304
342272380, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	468	481	465
342272666, 35.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	116	119	44
342273135, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	77	79	77
342273960, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	98	100	97
342274244, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,012	942	934
342274586, 19.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	436	449	434
342274777, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	102	105	102
342274923, 23.99%, 02/22/2027 (a)(b)	Uplift	08/29/2025	2,252	2,315	2,218
342275355, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	126	129	125
342275626, 29.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	50	52	50
342275827, 21.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	135	139	135
342276944, 29.99%, 02/22/2026 (a)(b)(c)	Uplift	08/29/2025	934	960	100
342277511, 27.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	176	181	175
342277558, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	2,748	2,586	2,555
342277596, 0.00%, 07/22/2026 (a)(b)	Uplift	08/29/2025	1,263	1,180	1,174
342277608, 0.00%, 02/22/2026 (a)(b)	Uplift	08/29/2025	429	399	409
342277622, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	253	260	251
342278473, 35.99%, 05/22/2026 (a)(b)	Uplift	08/29/2025	236	243	234
342279334, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	67	69	67
342279838, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	631	648	627
342280040, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	37	38	37
342280209, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	228	234	229
342280246, 29.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	1,993	2,049	1,968
342280274, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	482	495	477

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342280294, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	$899	$835	$832
342280384, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	272	279	269
342280438, 24.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	388	399	165
342280845, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	133	126	128
342280882, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	790	737	747
342281114, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	569	585	563
342281117, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,582	1,482	1,466
342281124, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	603	557	559
342281133, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	67	69	67
342281143, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	260	267	258
342281157, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	1,504	1,546	1,494
342281309, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	367	339	350
342281323, 24.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	743	764	735
342281350, 14.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	96	99	96
342281842, 35.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	106	109	106
342281905, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	204	210	203
342281913, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	540	503	517
342281957, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	177	159	167
342282001, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	74	76	73
342282031, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	126	130	127
342282089, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	506	520	112
342282256, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	2,275	2,138	2,113
342282373, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	363	373	361
342282433, 29.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	814	836	804
342282795, 19.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	269	276	266
342282829, 21.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	446	459	442
342282880, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	615	633	614
342282944, 0.00%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	755	699	357
342282992, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	2,991	2,816	2,797
342283012, 33.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	86	89	86
342283052, 21.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	214	220	212
342283163, 35.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,264	1,299	1,244
342283217, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	24	25	24
342283283, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	289	297	286
342283472, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,443	1,350	1,344
342283556, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	328	337	325
342284548, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	90	92	89
342284553, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	263	270	261
342284707, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	123	127	123
342284918, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	58	59	57
342284941, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	255	262	252
342285190, 0.00%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,424	2,274	2,226
342285222, 29.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,908	2,989	2,863
342285312, 35.99%, 05/23/2026 (a)(b)(c)	Uplift	08/29/2025	284	292	126
342285380, 23.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,453	1,494	1,432
342285414, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	334	343	330
342285485, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	253	232	240
342285496, 6.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	450	462	425
342285513, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	80	82	80
342285597, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	1,035	973	992
342285832, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	159	164	158
342285860, 12.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,424	1,464	1,409
342286204, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	907	932	897
342286328, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	500	442	464
342286335, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	841	865	832
342286454, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	70	71	69
342286577, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	94	97	94

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342286958, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	$1,197	$1,118	$1,106
342287154, 12.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	984	1,011	973
342287510, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,666	1,712	1,646
342287592, 33.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	4,152	4,268	4,085
342287621, 29.99%, 11/30/2025 (a)(b)(j)	Uplift	08/29/2025	13	13	13
342287654, 19.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,477	1,519	1,456
342287749, 0.00%, 02/23/2027 (a)(b)	Uplift	08/29/2025	5,549	5,232	5,090
342287768, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	361	371	359
342287865, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	67	69	67
342287946, 35.99%, 05/23/2026 (a)(b)(c)	Uplift	08/29/2025	311	319	69
342287989, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	333	307	317
342288037, 24.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	355	365	352
342288098, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	347	320	330
342288116, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	293	269	279
342288117, 21.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	367	378	364
342288423, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	461	474	456
342288722, 24.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	409	420	405
342288835, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	213	219	212
342289098, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	230	236	229
342289106, 24.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	38	39	38
342289115, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	207	212	205
342289123, 24.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	86	88	86
342289226, 24.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	159	164	159
342289266, 35.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,458	1,499	1,436
342289268, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	58	60	58
342289270, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	67	69	67
342289441, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,061	988	979
342289450, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	501	462	466
342289457, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	323	332	108
342289482, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	97	90	94
342289695, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	225	231	224
342289705, 35.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	114	117	27
342289849, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	65	67	65
342289851, 25.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	870	894	865
342289934, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	150	154	17
342289936, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	76	78	76
342290112, 33.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	8	8	8
342290149, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	506	465	469
342290158, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,716	1,608	1,599
342290159, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	795	817	786
342290163, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	737	682	680
342290202, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	532	490	495
342290386, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	70	72	70
342290421, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	202	208	200
342290536, 24.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	117	120	116
342290675, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	73	75	72
342290712, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	94	97	94
342290784, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	304	312	302
342290795, 14.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	956	983	952
342290833, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	146	150	146
342290932, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	764	707	705
342290987, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	295	271	280
342291023, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	826	849	816
342291044, 23.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	1,891	1,945	1,862
342291064, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	71	73	72
342291076, 21.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	183	188	182
342291155, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	84	87	84

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342291177, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	$682	$701	$676
342291193, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	112	115	112
342291319, 35.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	242	249	35
342291329, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	62	64	62
342291516, 29.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	118	121	117
342291576, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	207	212	205
342291640, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	521	479	484
342291643, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	333	342	332
342291692, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	69	71	69
342291852, 19.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	504	518	500
342291963, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	67	69	66
342291965, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	221	227	219
342292078, 35.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	58	60	7
342292108, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	280	288	281
342292132, 16.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	872	897	863
342292225, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	389	400	385
342292250, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	59	61	59
342292282, 29.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	440	453	436
342292450, 19.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	279	287	277
342292557, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	280	288	277
342292677, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	352	362	349
342292795, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	622	639	617
342292866, 21.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	538	554	533
342292893, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	483	497	479
342293123, 16.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	771	792	762
342293160, 19.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	251	258	249
342293296, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	181	186	180
342293302, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	711	657	653
342293354, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	245	252	244
342293369, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	254	261	252
342293463, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	97	100	97
342293509, 35.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,046	2,103	2,013
342293651, 16.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	326	335	323
342293760, 19.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	418	430	416
342293999, 0.00%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	893	831	377
342294019, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	764	786	756
342294147, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	803	825	793
342294178, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	461	474	457
342294269, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	158	163	157
342294437, 21.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	125	129	125
342294520, 29.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	191	197	42
342294610, 0.00%, 03/02/2026 (a)(b)	Uplift	08/29/2025	119	113	114
342294627, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	634	651	629
342294659, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	296	305	295
342294793, 16.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,680	1,727	1,655
342294794, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	43	45	43
342294897, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	69	71	69
342294949, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	136	140	135
342294976, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	100	103	99
342294982, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	83	86	83
342295108, 33.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	407	418	403
342295174, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	137	140	136
342295226, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	254	261	251
342295242, 19.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	466	479	462
342295248, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	130	133	129
342295311, 29.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,618	1,663	1,599
342295354, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,243	1,161	1,156

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342295441, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	$429	$398	$409
342295518, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	76	78	76
342295606, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	401	413	398
342295647, 24.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	248	255	247
342295687, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,156	1,188	1,143
342295695, 18.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	350	360	347
342295727, 21.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	105	108	105
342295765, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	137	141	137
342295838, 35.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	201	207	12
342295858, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	48	50	48
342296019, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	328	337	326
342296085, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	98	101	98
342296132, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	175	180	173
342296241, 33.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	98	101	98
342296248, 33.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,308	2,373	2,272
342296612, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	101	104	101
342296725, 19.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	191	196	190
342296747, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	802	746	750
342296805, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	86	89	86
342296829, 16.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	258	266	256
342296858, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	39	40	39
342296872, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	156	161	157
342296894, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	118	122	118
342297038, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	152	156	151
342297043, 35.99%, 07/12/2026 (a)(b)	Uplift	08/29/2025	2,101	2,160	1,483
342297044, 33.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	171	175	170
342297152, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	1,454	1,494	1,464
342297198, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	52	53	52
342297399, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	139	143	138
342297494, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	150	154	149
342297542, 33.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	101	104	100
342297671, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	575	591	572
342297705, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	78	80	78
342297745, 35.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	2,404	2,472	2,364
342297781, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	51	52	51
342297858, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	120	124	120
342297919, 0.00%, 08/23/2026 (a)(b)(c)	Uplift	08/29/2025	2,615	2,535	1,376
342298278, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	75	77	74
342298369, 35.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	415	427	60
342298380, 16.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	154	158	153
342298578, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	69	70	68
342298625, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	53	55	53
342298650, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	98	100	97
342298672, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	52	54	52
342298916, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	84	87	84
342298977, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	79	81	79
342299002, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	467	480	465
342299021, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	319	328	318
342299047, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	324	333	323
342299097, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	836	859	826
342299138, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	126	130	126
342299178, 14.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	204	210	203
342299252, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	264	271	261
342299318, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	39	40	39
342299334, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	488	502	483
342299412, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	225	231	223
342299499, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	551	508	512

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342299538, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	$514	$528	$511
342299613, 29.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	320	329	317
342299614, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	156	160	155
342299757, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,252	1,170	1,158
342299764, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	43	44	43
342299767, 14.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	203	209	201
342300025, 35.99%, 02/28/2026 (a)(b)	Uplift	08/29/2025	348	358	347
342300042, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	53	54	52
342300126, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	158	163	158
342300363, 18.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	292	301	290
342300493, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	814	754	753
342300507, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	49	50	49
342300643, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	48	49	47
342300669, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	178	183	177
342300672, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	235	242	234
342300699, 19.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,362	1,400	1,349
342300703, 24.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	70	72	70
342300905, 24.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	109	110	22
342300981, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	100	102	99
342301000, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	144	148	143
342301087, 29.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	751	772	755
342301106, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	78	80	79
342301144, 21.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	1,243	1,278	1,235
342301345, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	35	36	35
342301358, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	229	208	217
342301408, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	59	60	58
342301471, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	67	69	67
342301523, 35.99%, 05/23/2026 (a)(b)(c)	Uplift	08/29/2025	217	223	86
342301655, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	119	122	118
342301685, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	147	151	146
342301801, 35.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	61	63	15
342301849, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	399	410	395
342302117, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	332	342	330
342302238, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	58	59	58
342302279, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	128	132	49
342302494, 19.99%, 05/23/2026 (a)(b)(c)	Uplift	08/29/2025	473	486	244
342302496, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	805	755	770
342302650, 24.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	248	255	246
342303074, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	179	184	178
342303078, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	92	95	92
342303105, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	363	373	362
342303341, 16.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	343	352	340
342303426, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	313	322	311
342303491, 16.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	298	306	296
342303602, 24.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	448	460	446
342303741, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	450	463	446
342304027, 21.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	229	235	227
342304144, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	56	57	55
342304276, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	382	393	385
342304394, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	62	64	62
342304456, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,249	1,284	1,239
342304507, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	275	283	274
342304527, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	103	106	102
342304682, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	254	262	252
342305134, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	444	457	442
342305175, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	464	431	442
342305238, 33.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	433	445	431

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342306175, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	$291	$299	$288
342306394, 14.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	229	235	228
342306481, 27.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	247	254	245
342307385, 16.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	356	366	353
342308155, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	185	180	180
342309413, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	240	247	238
342309529, 24.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	167	171	18
342310648, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	96	99	96
342310875, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	95	97	94
342314567, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	195	201	194
342314786, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	107	110	107
342318633, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	238	244	235
342331480, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	104	107	103
342333715, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	98	101	98
342335730, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	391	402	387
342337031, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	248	255	247
342339635, 35.99%, 05/23/2026 (a)(b)(c)	Uplift	08/29/2025	330	339	155
342340945, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	121	124	120
342348238, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	522	481	485
342349702, 19.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	3,094	3,181	3,047
342356525, 14.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	41	42	40
342360973, 35.99%, 05/23/2026 (a)(b)(c)	Uplift	08/29/2025	453	465	110
342363632, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	94	97	34
342366882, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	288	296	288
342370514, 35.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	116	120	28
342372409, 16.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,806	2,885	2,766
342374127, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	415	427	413
342378696, 21.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	430	442	428
342380036, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	758	710	725
342380630, 23.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	425	437	57
342383482, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	200	206	199
342385690, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	181	186	180
342387423, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	222	228	220
342389086, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,133	1,056	1,046
342389091, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	67	69	67
342391729, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	65	67	65
342392482, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	154	159	154
342393822, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	516	474	479
342394076, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	521	486	497
342394431, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	112	115	112
342395400, 24.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	52	53	52
342395507, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	514	478	492
342395509, 19.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	5,812	5,976	5,823
342396252, 18.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	541	557	539
342396393, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	193	199	191
342398544, 25.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	298	307	296
342399802, 35.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	103	105	13
342400449, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	259	237	246
342401447, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	29	30	29
342402326, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	86	89	86
342402635, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	512	527	507
342405571, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	622	639	618
342405718, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	32	32	31
342406576, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	68	70	68
342407936, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	504	519	500
342408763, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	147	151	30
342409604, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	268	276	267

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342410599, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	$106	$109	$106
342412628, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	602	575	573
342413196, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	190	196	22
342413304, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	361	334	343
342413804, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	228	234	227
342413921, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	199	180	188
342414199, 21.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,171	1,204	1,158
342414375, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	98	101	98
342414389, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	50	52	50
342414550, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	80	82	80
342414622, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	206	211	204
342414816, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	81	84	81
342416169, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	233	239	231
342417462, 19.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	376	386	372
342417982, 24.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	874	898	864
342418924, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	323	332	320
342419310, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	110	113	109
342419653, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,081	1,007	1,003
342419978, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	58	59	57
342421048, 35.99%, 05/15/2026 (a)(b)	Uplift	08/29/2025	223	229	220
342421777, 35.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	220	226	33
342424027, 18.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	516	530	511
342424037, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	249	257	248
342424632, 24.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	78	80	77
342425320, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	94	96	94
342426943, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	139	132	134
342427187, 23.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	47	49	47
342428519, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	377	388	375
342429091, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	274	281	271
342430138, 35.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	3,611	3,712	3,553
342431329, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	171	153	161
342431562, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	629	601	599
342432612, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	892	829	826
342434036, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	418	430	417
342434156, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	34	35	34
342435854, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	555	570	552
342436259, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	238	217	225
342436546, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,121	1,046	1,041
342436721, 33.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	105	108	105
342437968, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	228	234	226
342438340, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	982	914	909
342438553, 19.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	330	340	327
342438744, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	189	194	188
342440076, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	84	86	83
342440581, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	166	171	165
342440917, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	138	142	137
342441283, 35.99%, 05/31/2026 (a)(b)	Uplift	08/29/2025	270	278	268
342441393, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	899	924	895
342441791, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	998	928	922
342442407, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	37	38	36
342443767, 24.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	79	81	79
342444283, 24.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	345	355	344
342444478, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	610	628	608
342444712, 18.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	2,124	2,183	2,092
342444767, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	40	41	40
342445934, 35.99%, 07/23/2026 (a)(b)(c)	Uplift	08/29/2025	431	443	190
342446099, 35.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	3,349	3,443	3,291

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342446213, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	$119	$123	$119
342447091, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,224	1,143	1,132
342447101, 29.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,474	1,515	1,451
342447105, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	80	83	80
342447159, 16.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	276	284	274
342447324, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	775	797	766
342447433, 0.00%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,697	2,533	2,466
342448050, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	253	232	240
342448166, 33.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	2,266	2,330	2,244
342448320, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	157	161	156
342448381, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	250	257	247
342448382, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	224	230	221
342448854, 18.99%, 02/28/2027 (a)(b)	Uplift	08/29/2025	5,998	6,166	5,963
342449290, 24.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	183	188	181
342449333, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	198	203	196
342449569, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	389	361	370
342449810, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	103	105	102
342449937, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	57	58	56
342451056, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	110	113	109
342451293, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	123	127	122
342451966, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	155	159	154
342451991, 33.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	794	816	789
342452075, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	688	707	682
342452230, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	55	57	55
342452234, 29.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	3,165	3,254	3,115
342452494, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	178	183	177
342452697, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	818	767	783
342453437, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	1,991	1,870	1,864
342453984, 35.99%, 07/12/2026 (a)(b)	Uplift	08/29/2025	4,016	4,129	3,948
342454008, 0.00%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	1,612	1,511	682
342455052, 24.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	853	877	849
342455097, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,095	1,126	1,082
342455321, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	34	35	34
342455706, 35.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	137	140	30
342456599, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	700	700	689
342456852, 35.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,500	2,570	2,500
342457053, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	378	389	376
342457082, 29.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	89	92	36
342457149, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	70	72	70
342457212, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,255	1,172	1,167
342457338, 21.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	766	788	762
342457572, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	278	285	275
342457902, 19.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	181	186	179
342458342, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	388	399	384
342458948, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	177	182	176
342459319, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,011	941	937
342459647, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,129	1,160	1,121
342459849, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	173	178	173
342460945, 0.00%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,590	1,485	1,447
342460973, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	79	81	78
342461183, 18.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	379	390	377
342461362, 0.00%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,097	1,965	1,913
342462452, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	104	107	103
342462523, 29.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	182	187	180
342462633, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	66	68	66
342462977, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,646	1,543	1,534
342463120, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	108	111	107

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342463282, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	$170	$175	$169
342463346, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	453	464	448
342463847, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	237	244	237
342464346, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	94	97	94
342464540, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	96	98	95
342465074, 21.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	178	183	177
342465118, 24.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	699	719	692
342465513, 35.99%, 02/23/2027 (a)(b)(c)	Uplift	08/29/2025	3,280	3,372	225
342465668, 21.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	967	994	962
342466137, 24.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	157	162	157
342466758, 0.00%, 02/28/2026 (a)(b)(c)	Uplift	08/29/2025	1,226	1,171	528
342467102, 16.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	306	315	303
342467468, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	84	87	84
342469879, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	211	217	210
342471143, 24.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	286	294	283
342471288, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	104	107	103
342471914, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	310	319	308
342472143, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	65	66	64
342472380, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	175	180	72
342472444, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	165	156	159
342472781, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	1,082	1,112	1,072
342473314, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,544	1,446	1,431
342473636, 27.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	122	125	121
342473789, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	329	339	326
342473870, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	554	511	513
342473886, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	72	74	72
342474415, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	334	344	337
342474514, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	17	17	17
342475266, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	200	181	188
342475290, 35.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	129	132	29
342475303, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	299	275	284
342475434, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	48	49	48
342475536, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,210	1,130	1,119
342475548, 23.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,513	1,556	1,520
342475836, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	243	250	242
342475979, 21.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	678	697	677
342476226, 14.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	412	424	409
342476262, 29.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	625	642	619
342476490, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	232	238	229
342476612, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	571	527	531
342476858, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	274	251	260
342476895, 0.00%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,970	2,791	2,717
342477089, 33.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	102	105	101
342477824, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	394	405	391
342477830, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,065	992	989
342478376, 35.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	4,277	4,397	4,274
342479103, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	126	120	121
342479213, 35.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	1,948	2,002	1,946
342480060, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,558	1,459	1,451
342480390, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	195	200	193
342480460, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	786	736	752
342480754, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	439	452	436
342481097, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	85	88	85
342483588, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	125	129	124
342484202, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	42	43	41
342484229, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	93	85	90
342486194, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	138	142	137

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342486422, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	$136	$139	$135
342486722, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	843	789	803
342486764, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,221	1,139	1,134
342486888, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	833	856	828
342487204, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	795	817	65
342487741, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	297	305	295
342488516, 33.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,553	1,596	1,527
342488656, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	197	203	196
342490332, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	211	217	209
342490395, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	216	222	214
342491188, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	62	63	61
342491531, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	121	125	121
342491809, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	599	553	555
342491878, 35.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	776	798	97
342492531, 14.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	38	39	37
342492704, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	679	699	676
342492713, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	75	71	71
342492786, 18.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	5,323	5,473	5,265
342493030, 16.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	123	126	122
342493155, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	415	426	410
342493466, 27.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	220	226	218
342494234, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	327	336	323
342496649, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	560	576	558
342496942, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	96	99	96
342498724, 33.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	417	429	415
342498828, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	571	527	531
342499169, 0.00%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	2,067	1,937	735
342499271, 29.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	641	659	635
342499503, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	112	116	112
342499586, 23.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	736	757	727
342500402, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	74	76	73
342501807, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	306	314	304
342502628, 29.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	776	798	767
342502630, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,306	1,220	1,208
342503163, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	2,666	2,449	2,440
342503381, 18.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	110	113	109
342503501, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,112	1,143	1,099
342504032, 23.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,661	2,735	2,622
342504771, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	442	454	439
342505191, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	137	141	136
342505319, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,323	1,360	1,307
342506317, 19.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,184	1,218	1,172
342506537, 14.99%, 02/23/2027 (a)(b)(c)	Uplift	08/29/2025	3,512	3,611	533
342507411, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	120	124	40
342507739, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	103	105	102
342507995, 24.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	88	90	87
342508266, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	50	52	50
342508320, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	181	187	180
342508480, 19.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	241	248	239
342509044, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	692	645	654
342510376, 23.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	207	213	87
342510516, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	395	406	164
342510979, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	137	130	132
342511165, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	155	159	154
342511271, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	85	87	85
342511819, 14.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	450	462	448
342511987, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,010	1,038	1,001

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342512243, 35.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	$7,067	$7,266	$6,993
342512425, 35.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	2,635	2,709	2,592
342512709, 23.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	273	281	270
342512937, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	38	39	38
342512951, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	133	137	132
342512964, 27.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	219	225	218
342513093, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	141	145	140
342513250, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	468	482	464
342513444, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	306	292	295
342513769, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	72	74	71
342513954, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	202	208	201
342514042, 18.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	103	106	103
342514389, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,977	2,032	1,957
342514546, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	304	280	289
342514750, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	70	66	67
342515197, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	990	921	918
342516048, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	2,210	2,272	2,189
342516227, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	86	88	85
342516469, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	312	287	296
342517316, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	609	563	564
342517969, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	116	119	117
342518379, 35.99%, 05/23/2026 (a)(b)(c)	Uplift	08/29/2025	418	429	49
342518499, 19.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	978	1,006	968
342518935, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	240	246	238
342519213, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	373	383	369
342519436, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	325	334	324
342520077, 21.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,272	2,336	2,252
342520536, 12.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	878	903	869
342520762, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	110	100	106
342521285, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	51	53	51
342521748, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	1,182	1,112	1,133
342521917, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	101	104	100
342522224, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	128	131	127
342523688, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	330	339	328
342524783, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,742	1,633	1,615
342525310, 35.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	375	380	57
342525655, 35.99%, 11/23/2025 (a)(b)(c)(j)	Uplift	08/29/2025	41	43	9
342527019, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	184	188	21
342527725, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	2,218	2,090	2,126
342527786, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	287	296	285
342527852, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,198	1,118	1,113
342528062, 0.00%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	366	332	152
342528150, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	289	297	287
342529157, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	107	110	107
342529247, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	536	551	46
342529283, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	1,893	1,894	1,864
342529373, 33.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,672	2,747	2,630
342529853, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	334	343	331
342529947, 35.99%, 08/23/2027 (a)(b)(c)	Uplift	08/29/2025	2,335	2,400	720
342530249, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	619	620	610
342530925, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	735	755	733
342531404, 33.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,148	1,180	1,140
342531478, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	939	966	935
342532043, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	93	96	93
342532535, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	93	88	89
342532615, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	788	730	724
342532836, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	107	110	107

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342532928, 12.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	$3,618	$3,720	$3,567
342533239, 12.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	5,065	5,207	4,992
342533408, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	332	341	330
342533618, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	779	801	770
342534196, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	200	206	199
342534361, 29.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,610	1,655	1,591
342535441, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	813	754	752
342535834, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	123	126	122
342536105, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,298	1,335	1,283
342536429, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	102	105	101
342537967, 21.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	5,169	5,314	5,114
342538134, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	310	319	307
342538469, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	46	47	46
342538793, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	101	104	101
342538848, 12.99%, 08/23/2026 (a)(b)	Uplift	08/29/2025	1,426	1,466	1,410
342539001, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	720	666	661
342539082, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	114	117	113
342539157, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	59	61	59
342539985, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	196	201	194
342540201, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	170	175	169
342540339, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	303	312	303
342542138, 35.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,455	1,496	1,440
342542410, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	276	284	274
342542465, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	180	185	179
342543003, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	114	118	114
342543458, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	280	288	278
342543677, 29.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	174	179	173
342544367, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	276	253	262
342544634, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	134	138	133
342544761, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	112	115	111
342545014, 19.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	245	252	243
342545113, 16.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	205	211	203
342545281, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	120	124	46
342545992, 16.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	34	35	34
342546300, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	648	667	645
342546637, 27.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	270	277	267
342546849, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	214	220	214
342547176, 24.99%, 02/22/2026 (a)(b)	Uplift	08/29/2025	189	195	188
342547740, 21.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	66	68	65
342547963, 24.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	388	399	386
342548461, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	72	74	72
342548568, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	748	692	687
342548917, 24.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,341	1,379	1,326
342549191, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,704	1,597	1,589
342549735, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	469	436	447
342549803, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	132	136	131
342549821, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	56	58	56
342550131, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	218	224	217
342551090, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	596	612	592
342551391, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	104	107	104
342551464, 14.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	94	97	94
342552302, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,689	1,583	1,574
342552309, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	346	355	343
342552342, 0.00%, 03/07/2026 (a)(b)	Uplift	08/29/2025	204	193	196
342552716, 23.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	288	296	38
342552725, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	249	256	247
342552964, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	712	667	681

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342553905, 16.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	$205	$211	$203
342554062, 21.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	3,764	3,870	3,723
342554775, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	763	784	761
342554949, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	338	348	338
342555118, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	46	47	46
342556138, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	687	706	683
342556328, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	360	333	343
342556395, 18.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,660	1,706	1,642
342556641, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	74	76	74
342556850, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	835	859	826
342556875, 29.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	381	392	377
342557344, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	571	532	547
342557388, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	46	47	46
342557510, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	210	216	209
342557602, 0.00%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,503	1,402	1,374
342557735, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	126	129	126
342558391, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	247	254	246
342558577, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,232	1,151	1,139
342558897, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	313	322	315
342559619, 16.99%, 05/23/2026 (a)(b)(c)	Uplift	08/29/2025	696	716	108
342560466, 35.99%, 06/07/2026 (a)(b)	Uplift	08/29/2025	429	441	423
342561080, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	804	748	748
342563933, 16.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	501	515	496
342563980, 24.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	85	87	84
342564159, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	270	277	267
342564288, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	111	115	111
342564613, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	102	105	102
342564884, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	776	719	714
342565055, 0.00%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,495	1,395	1,359
342565682, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	199	205	197
342567053, 16.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	50	52	50
342567101, 33.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	323	332	325
342567983, 29.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	191	196	190
342568042, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	275	283	277
342568161, 35.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	2,535	2,606	2,494
342568675, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	179	184	177
342569135, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	39	40	39
342569874, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	164	155	157
342569963, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	146	150	145
342570371, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	233	212	221
342571175, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	193	198	191
342571482, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	102	105	102
342571826, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	78	80	78
342572935, 21.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	50	51	50
342573181, 35.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,133	2,193	2,101
342573293, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	163	154	157
342574560, 29.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	785	807	776
342575089, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	850	874	840
342575576, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	521	534	518
342576236, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	47	48	46
342577024, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	200	205	198
342577530, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	72	74	72
342577631, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	84	87	84
342577768, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	32	33	32
342578447, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	238	245	236
342579466, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	389	400	391
342580004, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	79	82	79

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342580150, 23.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	$997	$1,025	$991
342580184, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	182	187	181
342580575, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	820	760	758
342580666, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	153	145	147
342581251, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	2,004	2,060	1,988
342581307, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	206	212	204
342581486, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	548	564	543
342581752, 18.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,667	1,714	1,645
342582476, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	226	232	223
342584006, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	57	59	57
342585123, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,550	1,453	1,446
342586107, 35.99%, 06/07/2026 (a)(b)	Uplift	08/29/2025	382	392	381
342587396, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	420	432	416
342587561, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	1,470	1,471	1,447
342588164, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	551	513	528
342588455, 0.00%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,570	1,466	1,436
342588739, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	41	42	41
342588873, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	75	77	76
342589108, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	55	56	54
342590402, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	225	232	224
342590454, 33.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	1,975	2,031	1,943
342590595, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,126	1,050	1,040
342590851, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	79	81	79
342591533, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	148	152	147
342591555, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	90	92	89
342591728, 33.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	189	194	187
342592017, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	139	143	138
342592179, 27.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,730	1,778	1,706
342592317, 12.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,883	2,964	2,848
342592406, 0.00%, 02/28/2026 (a)(b)	Uplift	08/29/2025	449	418	426
342593105, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	170	175	169
342593705, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,226	1,146	1,139
342593907, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	124	128	123
342594539, 16.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	400	411	396
342594938, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	313	289	297
342594939, 21.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	5,264	5,412	5,186
342595375, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	284	292	283
342595671, 21.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	300	308	297
342595744, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	443	456	441
342595783, 0.00%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,405	1,311	1,283
342596148, 14.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	3,136	3,224	3,090
342597182, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,106	1,031	1,021
342597256, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	2,841	2,921	2,807
342597337, 35.99%, 02/28/2026 (a)(b)	Uplift	08/29/2025	157	162	157
342597445, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,196	1,119	1,117
342597860, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	211	217	210
342597965, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	152	157	152
342599628, 0.00%, 08/23/2026 (a)(b)	Uplift	08/29/2025	848	822	812
342599760, 29.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	498	512	493
342599999, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	472	485	468
342600798, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	223	229	221
342600954, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	249	257	248
342601252, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	302	282	293
342601924, 33.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,582	1,627	1,572
342602193, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	923	923	912
342602748, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	523	487	500
342602842, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	252	259	249

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342604630, 16.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	$901	$926	$896
342604631, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	216	222	214
342605934, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	73	75	73
342606114, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	391	362	372
342606161, 23.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,103	1,134	1,091
342606345, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	753	701	710
342607478, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	91	86	87
342607792, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	127	130	11
342608897, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	56	58	56
342609114, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	126	129	125
342609654, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	160	152	154
342610311, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	92	94	91
342611212, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	294	302	291
342611391, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	350	360	348
342612286, 27.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	422	434	418
342612367, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	49	50	49
342612387, 0.00%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	154	143	30
342613028, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	137	141	136
342613205, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	90	93	90
342613435, 0.00%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,142	2,007	1,955
342614237, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,423	1,331	1,325
342615059, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	143	135	138
342615110, 35.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	3,217	3,307	3,164
342615278, 19.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	256	264	255
342615708, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	826	768	773
342615711, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	724	744	715
342615967, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	57	59	57
342617081, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	1,862	1,750	1,753
342617102, 29.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,128	1,160	1,121
342617272, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	855	879	845
342617298, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	133	137	132
342617500, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	94	87	92
342617684, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	187	193	189
342617986, 33.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	111	114	110
342618288, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	429	398	409
342618888, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	597	597	590
342619039, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	2,142	2,012	1,989
342619755, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	392	403	390
342619873, 16.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	96	98	95
342619963, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	810	753	754
342620433, 21.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	2,841	2,921	2,811
342620528, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,021	1,050	1,009
342621423, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	191	197	190
342621464, 33.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	348	358	346
342621524, 0.00%, 02/23/2027 (a)(b)	Uplift	08/29/2025	2,000	1,876	1,843
342621696, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	209	214	207
342621735, 35.99%, 12/07/2025 (a)(b)(j)	Uplift	08/29/2025	265	273	60
342621744, 27.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	6,068	6,238	5,974
342621826, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	223	203	211
342621844, 23.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	929	955	920
342621927, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	68	70	68
342621954, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	245	252	243
342622322, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	229	208	217
342622457, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	751	703	721
342623561, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	1,333	1,232	1,264
342624365, 35.99%, 05/23/2026 (a)(b)(c)	Uplift	08/29/2025	168	173	72
342624420, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	132	136	132

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342624484, 16.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	$1,009	$1,037	$998
342625172, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	1,260	1,182	1,193
342625586, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	231	238	230
342627039, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,415	1,324	1,317
342627134, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	107	110	106
342627342, 16.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	96	98	95
342627853, 29.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	100	103	101
342627935, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	74	76	74
342628175, 35.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	839	862	833
342628499, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	103	106	102
342628584, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,348	1,260	1,247
342629227, 0.00%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,348	1,261	1,255
342629446, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	87	90	87
342629601, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	230	236	228
342629837, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	41	42	41
342629958, 23.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	230	236	228
342630276, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	33	34	33
342630577, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	332	341	328
342630707, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	205	211	204
342631093, 35.99%, 02/23/2026 (a)(b)(c)	Uplift	08/29/2025	150	154	58
342631145, 21.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	3,283	3,375	3,233
342631354, 24.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	1,867	1,920	1,839
342632000, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	576	592	572
342632092, 35.99%, 08/23/2027 (a)(b)	Uplift	08/29/2025	1,783	1,833	1,763
342632207, 29.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	267	274	264
342632276, 14.99%, 02/23/2027 (a)(b)	Uplift	08/29/2025	3,200	3,290	3,156
342632687, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	186	192	185
342632699, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	363	374	360
342633152, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	165	170	165
342633455, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	78	80	77
342633527, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	291	278	280
342633689, 24.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	504	518	500
342634648, 19.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	95	98	94
342634819, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	387	358	369
342634866, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	117	120	116
342635163, 23.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	96	99	96
342635349, 19.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	347	356	344
342636061, 29.99%, 07/23/2026 (a)(b)	Uplift	08/29/2025	1,173	1,206	1,159
342636649, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	101	104	100
342637000, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	170	175	170
342637267, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	92	94	91
342637321, 24.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	232	238	231
342637379, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	67	69	66
342637672, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	293	301	291
342638588, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	1,643	1,544	1,557
342640402, 35.99%, 05/23/2026 (a)(b)	Uplift	08/29/2025	288	296	285
342640877, 0.00%, 05/23/2026 (a)(b)	Uplift	08/29/2025	1,304	1,221	1,219
342641509, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	57	59	57
342641767, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	195	200	193
342641782, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	369	380	372
342641900, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	482	495	477
342641907, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	253	261	252
342642182, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	323	293	300
342642228, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	73	76	73
342642229, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	775	717	712
342642243, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	80	82	80
342642247, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	213	219	211

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342642274, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	$147	$151	$146
342642331, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	809	831	799
342642372, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	188	193	186
342642504, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	155	159	155
342642610, 35.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	2,583	2,656	2,542
342642635, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	105	108	104
342642751, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	382	393	380
342642779, 18.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	126	130	126
342642998, 35.99%, 02/23/2026 (a)(b)	Uplift	08/29/2025	208	214	207
342643039, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	860	800	801
342643105, 0.00%, 02/23/2026 (a)(b)	Uplift	08/29/2025	246	225	229
342643300, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	2,402	2,258	2,244
342643587, 21.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	65	66	64
342643726, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	139	132	134
342643919, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	72	74	72
342643956, 35.99%, 11/24/2025 (a)(b)(c)(j)	Uplift	08/29/2025	176	181	36
342644094, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	684	703	677
342644111, 35.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	410	421	403
342644288, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	795	740	743
342644315, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	247	253	244
342644419, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	153	157	153
342644443, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	376	387	373
342644456, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	302	310	299
342644487, 19.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	356	366	352
342644533, 0.00%, 02/28/2026 (a)(b)	Uplift	08/29/2025	776	727	741
342644655, 14.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	244	251	243
342644657, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	381	391	377
342644661, 21.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	3,023	3,108	2,981
342644673, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	683	702	675
342644674, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	293	269	278
342644682, 21.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	736	756	725
342644851, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,075	1,001	992
342645136, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	70	72	70
342645189, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	221	228	219
342645337, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	813	754	752
342645379, 35.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	1,557	1,601	1,533
342645450, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,063	1,093	1,051
342645564, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	546	502	507
342645569, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	801	824	807
342645719, 35.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	184	189	62
342645756, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	40	41	40
342645786, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	356	366	353
342645987, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	265	242	252
342646067, 35.99%, 05/24/2026 (a)(b)(c)	Uplift	08/29/2025	861	885	100
342646205, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	58	59	57
342646225, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	473	486	469
342646270, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,255	1,290	1,259
342646359, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	85	87	84
342646809, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	126	129	125
342646887, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	135	139	136
342647064, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	390	401	388
342647108, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	259	267	257
342647158, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	1,335	1,250	1,248
342647417, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	199	180	188
342647580, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	128	132	128
342647605, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	44	45	44
342647617, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,752	1,801	1,732

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342647726, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	$132	$135	$131
342647755, 27.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	339	349	336
342647764, 23.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	2,094	2,152	2,062
342647891, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	212	218	211
342647994, 21.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	935	961	925
342648018, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	848	794	785
342648069, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	609	626	605
342648103, 35.99%, 07/28/2026 (a)(b)	Uplift	08/29/2025	1,349	1,387	1,336
342648169, 27.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	159	164	158
342648176, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	453	441	438
342648197, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	534	549	531
342648229, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	231	238	229
342648288, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	274	281	271
342648426, 35.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	442	454	99
342648615, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	53	54	52
342648622, 14.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	2,315	2,380	2,282
342648658, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	171	176	170
342648670, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	450	463	446
342648718, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	117	120	116
342648732, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	310	318	307
342648823, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	193	188	188
342648975, 12.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	926	952	916
342649008, 14.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	164	168	163
342649009, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	82	84	82
342649017, 21.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	419	431	415
342649102, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	83	86	83
342649118, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	373	384	370
342649276, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	189	194	188
342649304, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	77	79	77
342649406, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,284	1,199	1,194
342649433, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	42	43	42
342649471, 24.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	499	513	496
342649557, 21.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	2,024	2,081	2,006
342649565, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	82	85	82
342649804, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	148	152	148
342649833, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	227	234	226
342649935, 16.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	2,163	2,224	2,142
342650095, 27.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	2,153	2,214	2,120
342650255, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	114	117	113
342650309, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	156	160	155
342650328, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	51	52	50
342650366, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	313	321	310
342650453, 35.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	4,908	5,046	4,828
342650537, 16.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	365	375	363
342650613, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	436	401	407
342650637, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	140	144	139
342650651, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	216	223	215
342650843, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	283	291	280
342650962, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	860	884	855
342650986, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	50	51	49
342651017, 35.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	1,700	1,748	1,671
342651137, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	80	82	79
342651169, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	390	401	392
342651312, 29.99%, 05/24/2026 (a)(b)(c)	Uplift	08/29/2025	349	358	185
342651323, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	184	189	182
342651522, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	391	402	388
342651524, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	360	335	345

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342651682, 24.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	$620	$637	$614
342651967, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	486	499	481
342652030, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	75	77	74
342652185, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	133	126	127
342652358, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	491	505	495
342652461, 23.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	979	1,007	969
342652547, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	741	686	683
342652567, 35.99%, 05/24/2026 (a)(b)(c)	Uplift	08/29/2025	421	433	182
342652689, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	1,206	1,240	1,204
342652711, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	94	96	94
342652822, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	2,115	2,174	2,091
342652860, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	169	174	169
342652896, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	153	146	148
342652917, 35.99%, 11/24/2025 (a)(b)(j)	Uplift	08/29/2025	5	6	5
342652946, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	921	856	849
342652950, 29.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	804	826	795
342653019, 21.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	113	117	113
342653102, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	213	193	201
342653191, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	224	230	223
342653242, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	810	810	800
342653250, 18.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	10,203	10,489	10,212
342653485, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	319	328	316
342653508, 21.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	174	179	173
342653546, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	149	153	148
342653564, 33.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	3,019	3,103	2,975
342653668, 29.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,559	1,603	1,541
342653698, 35.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	2,601	2,675	2,559
342653887, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	62	64	62
342653897, 23.99%, 11/24/2025 (a)(b)(c)(j)	Uplift	08/29/2025	67	69	17
342653990, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	48	49	48
342653996, 35.99%, 03/01/2026 (a)(b)	Uplift	08/29/2025	456	469	454
342654027, 21.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	34	35	34
342654163, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	71	73	71
342654164, 29.99%, 05/24/2026 (a)(b)(c)	Uplift	08/29/2025	827	851	83
342654181, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	704	654	663
342654220, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	281	289	280
342654223, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	132	136	131
342654305, 35.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	2,753	2,831	2,710
342654338, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	134	137	133
342654376, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	63	65	63
342654504, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	191	196	189
342654525, 18.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	6,131	6,304	6,137
342654638, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,094	1,125	1,082
342654666, 33.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	1,962	2,017	1,931
342654851, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	517	532	514
342655236, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	207	212	206
342655371, 29.99%, 12/24/2026 (a)(b)	Uplift	08/29/2025	893	918	886
342655395, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	97	100	97
342655689, 35.99%, 07/24/2026 (a)(b)(c)	Uplift	08/29/2025	1,254	1,289	95
342655737, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	126	129	126
342655872, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	95	98	95
342655929, 35.99%, 07/24/2026 (a)(b)(c)	Uplift	08/29/2025	1,718	1,766	130
342656016, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	127	130	126
342656325, 35.99%, 11/24/2025 (a)(b)(c)(j)	Uplift	08/29/2025	75	77	15
342656547, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	52	53	51
342656710, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	355	365	354
342656725, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	45	46	45

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342656809, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	$262	$270	$260
342656888, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	297	305	294
342656902, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	132	136	132
342657091, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	66	67	65
342657146, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	35	36	35
342657164, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	98	101	98
342657179, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	219	226	217
342657219, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	93	96	93
342657337, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	175	180	173
342657368, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,192	1,226	1,179
342657385, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	504	463	466
342657409, 35.99%, 11/24/2025 (a)(b)(c)(j)	Uplift	08/29/2025	225	231	53
342657530, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	243	249	240
342657571, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	204	210	203
342657622, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	59	61	60
342657640, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	129	133	129
342657712, 35.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	2,308	2,372	2,306
342657764, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	878	903	868
342657825, 14.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	69	71	68
342658004, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	210	216	209
342658045, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	446	458	443
342658182, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	62	64	62
342658251, 35.99%, 06/01/2026 (a)(b)	Uplift	08/29/2025	281	289	277
342658489, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	75	77	74
342658512, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	531	546	526
342658586, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	199	204	197
342658620, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	109	112	109
342658689, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	124	128	124
342658744, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	332	341	330
342659099, 35.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	1,105	1,136	1,088
342659220, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	498	512	493
342659326, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	124	127	123
342659367, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	407	419	407
342659387, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	265	272	262
342659591, 35.99%, 03/08/2026 (a)(b)	Uplift	08/29/2025	1,165	1,197	667
342659647, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	358	368	357
342659920, 14.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	492	506	488
342659978, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	708	656	657
342660102, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	157	161	156
342660448, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	239	246	237
342660460, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	823	765	766
342660598, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	129	132	128
342660613, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	69	71	68
342660648, 12.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	3,310	3,403	3,262
342660724, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	4,056	4,170	4,010
342660850, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	574	591	569
342660919, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	1,094	1,125	1,092
342661380, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	128	117	124
342661619, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	522	480	485
342661714, 29.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	224	230	221
342661742, 16.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	535	550	531
342661799, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	240	247	238
342661920, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	111	114	111
342662100, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	224	230	223
342662233, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	332	341	329
342662610, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	226	232	224
342662997, 27.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	731	751	727

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342663504, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	$205	$211	$204
342663605, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	497	511	495
342663609, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	279	287	277
342663621, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	146	150	146
342663810, 23.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	4,895	5,032	4,822
342663912, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	170	175	169
342663957, 23.99%, 05/16/2026 (a)(b)	Uplift	08/29/2025	141	145	139
342663971, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	71	73	70
342664010, 27.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	68	70	67
342664489, 35.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	246	253	93
342664633, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	152	156	151
342664658, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	991	922	914
342664669, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	2,132	2,000	1,995
342664743, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	56	57	55
342665538, 29.99%, 05/24/2026 (a)(b)(c)	Uplift	08/29/2025	398	410	96
342667167, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	86	89	86
342672218, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	717	738	722
342672321, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	470	484	474
342674053, 24.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	90	92	89
342676377, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	123	126	122
342677716, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	303	312	301
342681633, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	945	972	935
342685710, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	224	230	223
342689146, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	90	92	89
342689569, 21.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	296	304	293
342691401, 24.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	365	376	364
342696182, 35.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	598	615	49
342697814, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	413	425	411
342697845, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	278	255	263
342698895, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	134	137	133
342702571, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	883	822	822
342703760, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	35	36	35
342706641, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	527	485	489
342707932, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	582	537	542
342709156, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	229	235	227
342711182, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	160	165	159
342711658, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	59	54	57
342713571, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,759	1,649	1,640
342714031, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	59	61	59
342715284, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	381	352	362
342715307, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	68	64	65
342716168, 24.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	498	512	494
342716532, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	40	41	39
342717165, 24.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	355	364	352
342717886, 33.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	2,975	3,059	2,941
342717902, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	147	151	146
342718873, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	76	78	76
342718910, 29.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	772	794	767
342719429, 0.00%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	1,200	1,120	506
342721557, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	276	284	274
342721808, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	557	520	526
342722563, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	55	57	55
342722596, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	43	44	43
342723229, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	396	407	394
342723519, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	206	211	205
342723888, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	948	880	876
342724453, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	199	205	197

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342725286, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	$1,798	$1,688	$1,681
342726277, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	318	326	314
342726332, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	73	75	72
342729742, 27.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	112	115	113
342729918, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	225	231	223
342730656, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	353	363	350
342730797, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	123	126	123
342730825, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	130	134	130
342730987, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	143	147	142
342731436, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	88	90	87
342731746, 24.99%, 02/15/2026 (a)(b)	Uplift	08/29/2025	253	260	251
342731787, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,039	1,068	1,027
342731999, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	53	55	53
342732621, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	377	388	375
342732869, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	291	299	289
342732954, 18.99%, 08/01/2026 (a)(b)	Uplift	08/29/2025	1,004	1,032	982
342733175, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	350	323	333
342733819, 21.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	506	520	505
342734046, 33.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	563	579	558
342734347, 35.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	242	249	73
342734427, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	889	914	879
342734449, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	531	545	529
342734485, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	624	584	598
342734619, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	176	181	175
342734748, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,347	1,385	1,331
342734946, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	145	149	145
342735174, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	354	364	351
342735272, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	272	279	269
342735433, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	170	175	169
342735497, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	426	438	422
342735556, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	477	491	474
342737152, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	66	68	66
342737696, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	537	496	504
342738333, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	412	424	410
342739281, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	430	430	423
342739430, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	67	69	66
342739658, 29.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	2,739	2,816	2,696
342740060, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	52	54	52
342740785, 35.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	1,760	1,810	1,732
342740977, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	49	50	48
342742136, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	227	234	226
342742875, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	123	127	122
342743079, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	313	321	311
342743136, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	643	661	639
342743528, 35.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	3,308	3,401	3,254
342743599, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	356	366	354
342743643, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	587	547	562
342743814, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,226	1,142	1,141
342744029, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	155	160	155
342744194, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	148	152	147
342744503, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	500	459	462
342745721, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	575	591	570
342745830, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	93	96	92
342745963, 35.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	190	196	(23)
342746702, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,543	1,445	1,437
342746924, 0.00%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	372	352	44
342747010, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	219	199	207

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342747024, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	$47	$48	$46
342747437, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	465	478	461
342747680, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	108	111	107
342747954, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	658	615	629
342748144, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	245	252	243
342748858, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,030	958	955
342749502, 24.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	390	401	387
342749515, 24.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	528	543	145
342750207, 12.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,002	1,030	992
342750540, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	801	742	741
342750648, 29.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	3,595	3,696	3,554
342751047, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	553	569	557
342751276, 16.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	5,020	5,162	4,946
342752070, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	228	234	226
342752315, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	311	320	310
342753154, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,224	1,143	1,132
342753186, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	520	478	481
342753716, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	157	162	156
342754118, 16.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	3,501	3,600	3,450
342754209, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	728	673	668
342754342, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	305	313	302
342754374, 21.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	719	740	716
342754548, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	49	51	49
342754820, 0.00%, 02/28/2026 (a)(b)	Uplift	08/29/2025	326	300	305
342755084, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	939	873	870
342755211, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	218	224	217
342756013, 23.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	1,758	1,808	1,732
342756229, 21.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	48	50	48
342756328, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	120	123	119
342756413, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	157	162	156
342756786, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	49	51	49
342756880, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	42	44	42
342757111, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	71	73	70
342757148, 21.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	2,556	2,628	2,527
342757198, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	57	59	57
342757204, 0.00%, 03/08/2026 (a)(b)	Uplift	08/29/2025	401	367	379
342757267, 27.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	201	207	199
342757323, 21.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	167	172	167
342757379, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	871	896	866
342757735, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	228	235	226
342757797, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	892	852	845
342757905, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	361	371	358
342757937, 35.99%, 11/24/2025 (a)(b)(c)(j)	Uplift	08/29/2025	157	161	9
342758037, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	146	150	145
342758245, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	499	514	495
342758351, 24.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	368	378	365
342758834, 16.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	3,771	3,877	3,717
342758889, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	105	108	104
342759072, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	85	81	82
342759152, 19.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	993	1,021	982
342759581, 21.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	53	54	52
342759696, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	56	58	56
342759707, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	230	237	229
342759855, 24.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	87	90	87
342759858, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	258	265	255
342759902, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	70	72	69
342760463, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	175	180	176

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342760712, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	$159	$163	$158
342760761, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	205	210	204
342760794, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	78	80	77
342761522, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	125	129	125
342762901, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	46	47	46
342763087, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	444	457	440
342763432, 27.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	295	304	294
342763831, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	184	189	182
342764092, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	615	574	588
342764284, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	86	89	87
342764586, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,136	1,168	1,124
342764720, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,246	1,281	1,236
342764856, 29.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	1,870	1,922	1,849
342764989, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	146	150	145
342765132, 35.99%, 11/24/2025 (a)(b)(c)(j)	Uplift	08/29/2025	413	424	24
342765169, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,061	989	980
342765313, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	237	243	234
342765353, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	434	446	430
342765382, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	98	100	97
342765951, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	40	42	40
342766192, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	119	123	119
342766212, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	178	183	178
342766791, 35.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	593	610	221
342766991, 0.00%, 02/24/2027 (a)(b)	Uplift	08/29/2025	3,442	3,238	3,151
342768146, 33.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	2,611	2,684	2,611
342769236, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	837	778	783
342769449, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	203	209	201
342769724, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	659	610	611
342770439, 24.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	42	43	42
342770690, 24.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	105	108	104
342771004, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	394	405	391
342771293, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	122	125	121
342771539, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	117	120	116
342771541, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	164	169	163
342771687, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	248	255	247
342772221, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,222	1,140	1,130
342772243, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	163	167	162
342772481, 35.99%, 11/24/2025 (a)(b)(j)	Uplift	08/29/2025	6	6	6
342772500, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	92	95	91
342773044, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	955	887	885
342773410, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	42	43	42
342773752, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	303	311	300
342773947, 35.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	2,971	3,054	2,936
342774341, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	55	56	54
342774866, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	129	123	124
342775649, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	114	117	113
342775654, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	344	354	341
342775720, 24.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	133	137	133
342776821, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	124	127	123
342776878, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	155	159	154
342776892, 33.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	765	787	761
342777217, 14.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	184	189	183
342777387, 29.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	1,504	1,546	1,480
342777532, 23.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,776	1,826	1,757
342777635, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	305	312	307
342777830, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	110	113	109
342778514, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	521	536	516

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342778682, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	$196	$201	$194
342779009, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	984	1,012	977
342779132, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	37	38	37
342779758, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	182	187	181
342779980, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	37	38	37
342780092, 24.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	187	193	186
342780214, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	212	218	210
342780853, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	170	175	169
342781178, 29.99%, 05/24/2026 (a)(b)(c)	Uplift	08/29/2025	473	486	47
342781186, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	314	323	311
342781205, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	142	146	141
342781377, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	74	76	74
342781948, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	64	61	62
342782095, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	45	42	44
342782795, 0.00%, 02/24/2027 (a)(b)	Uplift	08/29/2025	2,056	1,926	1,876
342783072, 14.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	497	511	493
342783204, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	873	898	869
342783292, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	468	481	464
342783448, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	187	192	185
342783679, 35.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	3,046	3,132	2,993
342784133, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	376	387	373
342784143, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	132	136	131
342784176, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	193	198	191
342784415, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	194	200	193
342785081, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,570	1,470	1,462
342785229, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	890	915	880
342786605, 24.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	484	498	482
342786835, 21.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	912	938	908
342787629, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	158	162	157
342787823, 23.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	2,673	2,748	2,633
342787830, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,664	1,588	1,571
342787967, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	576	592	575
342788669, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	459	472	455
342789824, 14.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	139	143	138
342789833, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	446	414	425
342790128, 19.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	765	786	756
342790222, 14.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	71	73	71
342790286, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	104	107	104
342790470, 0.00%, 02/24/2027 (a)(b)	Uplift	08/29/2025	1,603	1,501	1,483
342790861, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	736	757	735
342791602, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	1,161	1,085	1,090
342791630, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	200	189	190
342791907, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,168	1,090	1,080
342793070, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	302	310	299
342793360, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	857	795	793
342793477, 21.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	4,054	4,168	4,010
342793586, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	359	331	342
342793707, 14.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	57	59	57
342794021, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	452	464	449
342794220, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	127	131	127
342794264, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	98	101	98
342794931, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,119	1,043	1,033
342795431, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	799	740	739
342795525, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	267	274	264
342795640, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	2,086	1,991	1,970
342795759, 35.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	2,054	2,112	2,022
342796334, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,034	1,063	1,022

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342796696, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	$218	$224	$216
342796834, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	358	368	359
342797512, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	544	559	542
342797551, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	263	270	262
342797687, 16.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	901	926	892
342797717, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	284	292	283
342798191, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	50	52	50
342798542, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	96	99	96
342798574, 27.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	42	44	42
342798964, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,516	1,419	1,404
342799034, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	284	292	282
342799729, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	49	50	48
342801254, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	2,149	2,020	2,014
342801471, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	310	285	294
342801691, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	76	78	75
342801716, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	203	209	202
342801881, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	944	971	933
342802027, 23.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	981	1,009	976
342802087, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	429	398	410
342802799, 23.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	4,036	4,150	3,976
342802828, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	172	177	170
342803199, 23.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	999	1,027	988
342803504, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	92	94	91
342803663, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	673	629	645
342804102, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	29	30	29
342805339, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	340	350	337
342805520, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	107	101	102
342805778, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	371	382	368
342806164, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	2,724	2,562	2,546
342806524, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	2,575	2,419	2,385
342806740, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	354	364	352
342809195, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	51	52	51
342809262, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	353	363	349
342809781, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	209	215	208
342809896, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	223	229	222
342810004, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,389	1,299	1,293
342810230, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	3,265	3,074	3,053
342810319, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	966	898	891
342810492, 23.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	797	820	789
342810722, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	70	72	70
342810799, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	280	288	279
342810885, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	49	50	48
342811496, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	52	53	52
342811570, 35.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	260	267	21
342813405, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	133	137	133
342813448, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	150	154	149
342813548, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	223	229	221
342813593, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	518	477	479
342813677, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	1,088	1,108	1,079
342814077, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,914	1,796	1,786
342814111, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	444	457	440
342814197, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	90	93	90
342814292, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	218	224	217
342814515, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	204	210	202
342814521, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	60	61	59
342814672, 35.99%, 08/24/2026 (a)(b)	Uplift	08/29/2025	2,212	2,274	2,184
342814982, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	658	617	634

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342815001, 16.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	$601	$618	$596
342815420, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	212	218	210
342815521, 12.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	4,409	4,533	4,347
342815793, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	299	307	297
342816182, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	559	515	520
342816312, 0.00%, 02/24/2027 (a)(b)	Uplift	08/29/2025	4,167	3,924	3,819
342816544, 33.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	220	227	218
342816992, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	4,025	3,792	3,780
342817434, 33.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	470	483	465
342817564, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	222	228	220
342817711, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	430	442	432
342818380, 21.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	212	218	211
342818880, 35.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	126	129	43
342819244, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	481	447	459
342819720, 24.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,193	1,226	1,180
342819821, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	177	182	175
342820091, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	98	100	97
342820273, 23.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,813	1,864	1,793
342820281, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	273	281	271
342820452, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	530	545	525
342821168, 29.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	814	836	804
342821658, 35.99%, 11/24/2025 (a)(b)(c)(j)	Uplift	08/29/2025	376	387	64
342821686, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	115	118	114
342822731, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	149	154	149
342822751, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	237	216	224
342822955, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	91	94	90
342823286, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	247	254	245
342823737, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	303	311	302
342823898, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	449	461	444
342824766, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	384	394	381
342824800, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	89	92	89
342824869, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	442	410	421
342825035, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	108	111	107
342825689, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	553	569	548
342826529, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	133	137	132
342826866, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	237	243	238
342827359, 16.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,295	1,331	1,301
342827581, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	133	126	128
342827814, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,087	1,118	1,075
342827835, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	377	387	375
342828270, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	1,647	1,547	1,562
342828875, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	212	218	210
342828940, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,346	1,258	1,246
342829069, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	86	81	83
342829072, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	278	255	263
342829090, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	861	807	824
342829451, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	129	122	124
342829542, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,409	1,317	1,311
342830166, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	220	226	218
342830194, 21.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	6,666	6,853	6,567
342830693, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	328	302	311
342830948, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	251	258	250
342831734, 35.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	121	124	51
342832100, 23.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	1,460	1,501	1,438
342832440, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	255	262	254
342832503, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	138	142	137
342832505, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	181	186	179

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342832574, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	$427	$439	$425
342832586, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	749	692	688
342832662, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	219	225	217
342833883, 16.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	376	386	373
342833978, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	204	210	203
342834662, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	452	465	448
342835328, 14.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	319	328	318
342835678, 24.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	315	324	312
342836388, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	48	49	48
342836615, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	62	63	61
342836768, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	191	196	190
342836820, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	135	139	134
342836940, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	278	286	275
342837291, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	82	85	82
342837771, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	182	187	181
342837857, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	113	107	109
342837930, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	111	114	111
342838178, 18.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	253	260	251
342838388, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	90	93	90
342838496, 16.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	5,759	5,921	5,680
342838784, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,164	1,086	1,076
342838984, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	319	319	315
342839070, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	561	523	536
342839256, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	33	34	33
342839459, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	174	179	173
342839693, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	414	426	411
342839782, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	113	116	113
342840875, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	459	471	456
342841098, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	60	62	60
342841451, 33.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,002	1,031	996
342841700, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	117	120	116
342841710, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	805	828	796
342841892, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	213	219	211
342842151, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	288	296	290
342842938, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	486	499	483
342843697, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	221	227	219
342843699, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	532	547	527
342844379, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,042	971	962
342844515, 12.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,241	1,275	1,228
342844731, 21.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	442	454	438
342844898, 19.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,026	1,055	1,015
342844915, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,377	1,295	1,315
342845011, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	701	720	697
342845244, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	160	164	158
342845946, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,943	1,821	1,797
342846338, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	4,416	4,164	4,103
342846936, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,084	1,114	1,072
342846973, 27.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	47	48	47
342847636, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	150	155	149
342848653, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	99	102	99
342848759, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	269	277	268
342848793, 35.99%, 07/24/2026 (a)(b)(c)	Uplift	08/29/2025	2,668	2,743	1,268
342849109, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	204	209	202
342849426, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,424	1,332	1,326
342849485, 21.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	287	295	286
342850599, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	126	129	125
342850931, 0.00%, 08/01/2026 (a)(b)	Uplift	08/29/2025	979	908	914

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342850953, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	$245	$252	$242
342851191, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	2,559	2,409	2,400
342852344, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	218	224	216
342852351, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,220	1,254	1,206
342852823, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	264	271	262
342852911, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,403	1,312	1,306
342853080, 19.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	3,650	3,752	3,595
342853807, 16.99%, 07/30/2026 (a)(b)	Uplift	08/29/2025	781	803	779
342853854, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	134	138	133
342853902, 27.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	237	243	235
342853918, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	176	181	175
342854198, 24.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	362	372	359
342854296, 23.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	926	952	916
342855922, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	149	153	148
342856619, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	278	255	263
342857433, 16.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	1,728	1,776	1,702
342857571, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	363	374	360
342857572, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	315	324	314
342857654, 18.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	3,021	3,106	2,976
342857822, 24.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	244	251	242
342858097, 21.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	203	209	202
342858120, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	135	138	134
342858377, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	107	110	106
342858429, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,268	1,184	1,179
342859382, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	267	274	264
342859392, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	264	271	262
342859396, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	44	45	44
342860091, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	411	423	407
342860647, 16.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	3,276	3,369	3,229
342861073, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	486	499	481
342861866, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	407	418	403
342862017, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	405	416	403
342862329, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	114	117	113
342862883, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,107	1,032	1,028
342863349, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	208	214	206
342863472, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	223	202	211
342864207, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	200	181	188
342864343, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	132	136	131
342865062, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	655	603	608
342865867, 27.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	316	324	315
342866068, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	21	21	21
342866309, 19.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	426	438	422
342866582, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	72	74	71
342866814, 27.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	127	130	126
342866845, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	414	426	417
342867118, 24.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	133	137	133
342867371, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	2,169	2,037	2,014
342868376, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	2,137	2,007	1,995
342869094, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	138	131	133
342869446, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	941	968	937
342869488, 33.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	299	307	296
342869580, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	237	244	239
342869950, 24.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	287	295	284
342870325, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	204	210	203
342871654, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	910	845	835
342872579, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	53	54	52
342873336, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	284	292	284

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342874939, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	$210	$216	$209
342874972, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	454	422	433
342875180, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	522	534	519
342875443, 35.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	1,699	1,747	1,671
342875671, 0.00%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	1,676	1,567	555
342875825, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	804	747	748
342876385, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	102	105	102
342877434, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	493	459	470
342878349, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	688	707	682
342879270, 12.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	712	732	709
342880622, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	849	793	786
342880624, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	246	253	245
342880916, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	446	414	425
342881006, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	775	717	712
342882488, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	124	128	124
342882582, 0.00%, 02/24/2027 (a)(b)	Uplift	08/29/2025	1,990	1,863	1,824
342882758, 0.00%, 02/28/2026 (a)(b)	Uplift	08/29/2025	133	126	127
342883329, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	60	61	59
342883485, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	448	461	444
342884005, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	394	405	392
342884370, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,844	1,730	1,720
342884910, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	40	41	39
342885148, 35.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	687	706	57
342885296, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	841	865	836
342885624, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	500	463	472
342885827, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	86	88	85
342886041, 21.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	2,404	2,472	2,377
342886104, 27.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	130	134	129
342886262, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	267	275	264
342886397, 12.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,169	1,201	1,157
342886406, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	470	483	466
342886570, 35.99%, 11/24/2025 (a)(b)(c)(j)	Uplift	08/29/2025	506	520	30
342886936, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	69	71	69
342887056, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	233	239	231
342887188, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	78	80	78
342887349, 0.00%, 02/28/2026 (a)(b)	Uplift	08/29/2025	1,331	1,252	1,262
342887433, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	214	220	214
342887498, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	257	265	255
342887592, 27.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	704	724	703
342887731, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	141	145	140
342887972, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	71	73	71
342887982, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	321	330	319
342888004, 0.00%, 05/24/2026 (a)(b)	Uplift	08/29/2025	1,189	1,111	1,110
342888022, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	270	278	268
342888111, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	201	207	200
342888183, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	452	465	450
342888770, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	555	571	550
342889092, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	479	446	457
342889105, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	77	79	76
342889875, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	69	71	69
342890043, 21.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	200	206	199
342890090, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,236	1,154	1,143
342890202, 35.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	118	121	49
342890499, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	906	931	895
342890508, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	454	467	450
342890785, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	170	175	169
342890788, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	184	189	182

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342891928, 12.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	$3,889	$3,998	$3,851
342892053, 0.00%, 02/24/2027 (a)(b)	Uplift	08/29/2025	7,264	6,856	6,669
342892070, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,000	934	930
342892189, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	726	746	718
342892263, 0.00%, 02/28/2026 (a)(b)	Uplift	08/29/2025	559	521	527
342892491, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	100	103	100
342892753, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	68	70	68
342892771, 23.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	1,720	1,768	1,694
342893227, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,318	1,229	1,214
342894379, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,017	946	943
342894725, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	2,971	2,796	2,777
342894800, 35.99%, 02/28/2026 (a)(b)	Uplift	08/29/2025	130	134	130
342894821, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	152	157	152
342894949, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	227	233	225
342896054, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	148	152	147
342896452, 23.99%, 11/24/2025 (a)(b)(c)(j)	Uplift	08/29/2025	299	307	37
342896614, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,078	1,004	995
342896621, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	295	303	294
342896681, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	764	785	754
342896703, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	299	307	297
342897211, 29.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	879	903	869
342897392, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	438	450	435
342897732, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	823	846	814
342898082, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	40	41	39
342898197, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,462	1,368	1,354
342898428, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	2,713	2,552	2,523
342898495, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	240	247	242
342898504, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	598	615	592
342898678, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	60	62	60
342898699, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,144	1,067	1,063
342899221, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	183	188	182
342899441, 35.99%, 02/24/2027 (a)(b)	Uplift	08/29/2025	1,041	1,070	1,028
342899464, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	102	105	101
342899546, 19.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	860	884	850
342899554, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	56	57	55
342899727, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	78	80	78
342900019, 21.99%, 11/24/2025 (a)(b)(c)(j)	Uplift	08/29/2025	1,388	1,427	164
342900099, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	98	100	97
342900301, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	2,971	2,796	2,777
342900372, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,921	1,802	1,792
342900425, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	105	108	104
342900554, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	80	83	80
342900612, 0.00%, 02/24/2027 (a)(b)	Uplift	08/29/2025	1,736	1,623	1,581
342900826, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	258	265	256
342901200, 12.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	92	94	91
342901204, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	818	841	812
342901954, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	189	194	112
342902069, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,426	1,466	1,410
342902073, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	293	269	279
342902131, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	301	310	302
342902564, 35.99%, 06/01/2026 (a)(b)	Uplift	08/29/2025	519	534	511
342902907, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	73	75	72
342903356, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	296	304	294
342904399, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	323	332	320
342905675, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	78	80	78
342906077, 35.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	205	211	17
342906306, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	195	201	194

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342906433, 35.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	$3,072	$3,158	$3,022
342906490, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	223	229	221
342906779, 16.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	143	147	142
342907786, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	856	880	846
342908043, 35.99%, 11/24/2025 (a)(b)(c)(j)	Uplift	08/29/2025	562	578	87
342908361, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	82	84	81
342908623, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	125	128	-
342909024, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	108	111	108
342909202, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	329	303	313
342909283, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	82	84	81
342909681, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	170	174	169
342909792, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	224	230	223
342910019, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	170	174	169
342910620, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,115	1,039	1,035
342911534, 12.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	765	787	757
342911617, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	408	419	404
342911730, 21.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	2,067	2,125	2,049
342912114, 16.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	788	810	780
342912181, 29.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,232	1,266	1,217
342912357, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	82	84	82
342912387, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	1,101	1,034	1,058
342912602, 33.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	426	438	425
342912637, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	51	53	51
342912669, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	99	102	99
342913124, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	2,582	2,654	2,551
342913173, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	40	41	40
342913249, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	523	487	501
342914104, 35.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	723	743	715
342914237, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	613	630	609
342914278, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	50	52	50
342914453, 29.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	203	208	201
342914801, 19.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	70	72	70
342915027, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	1,233	1,233	1,218
342915036, 35.99%, 02/24/2026 (a)(b)(c)	Uplift	08/29/2025	1,031	1,060	346
342915762, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	990	921	918
342916115, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	451	464	447
342916350, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	160	152	154
342916374, 24.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	41	42	41
342916405, 12.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,094	1,125	1,084
342916656, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	440	452	435
342916774, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	794	736	734
342917922, 35.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	394	406	391
342917957, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	816	756	750
342918110, 33.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	276	284	273
342918443, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	142	129	135
342918667, 24.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	856	880	852
342918702, 0.00%, 02/24/2026 (a)(b)	Uplift	08/29/2025	521	481	495
342919125, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,446	1,487	1,431
342919303, 0.00%, 07/24/2026 (a)(b)	Uplift	08/29/2025	1,980	1,855	1,851
342919316, 29.99%, 07/24/2026 (a)(b)	Uplift	08/29/2025	778	800	769
342919665, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	530	545	527
342920129, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	631	649	628
342920432, 14.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	256	263	256
342920437, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,357	1,268	1,256
342920542, 29.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	226	232	224
342920762, 12.99%, 08/24/2027 (a)(b)	Uplift	08/29/2025	5,865	6,030	5,781
342920778, 16.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	21	21	21

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342921022, 33.99%, 02/28/2026 (a)(b)	Uplift	08/29/2025	$165	$169	$165
342921172, 23.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	116	119	115
342921439, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	203	189	193
342921488, 35.99%, 02/24/2026 (a)(b)	Uplift	08/29/2025	75	77	75
342921997, 12.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	2,716	2,792	2,677
342922068, 29.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	850	874	841
342922223, 19.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	200	205	198
342922344, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	98	101	97
342922378, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	334	343	330
342922424, 18.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	1,847	1,899	1,820
342922458, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	555	570	33
342922465, 29.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,239	1,274	1,225
342922466, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,715	1,607	1,590
342923066, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	216	196	204
342923171, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	634	592	605
342923201, 14.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	347	357	343
342923330, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	465	478	461
342923344, 12.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	2,526	2,597	2,490
342923356, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	184	190	183
342923406, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	295	271	280
342923510, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,251	1,168	1,157
342923680, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	784	735	755
342923692, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	935	961	924
342923712, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	28	29	28
342923755, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	92	94	91
342923759, 24.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,838	1,890	1,810
342923762, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	58	60	58
342923867, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	183	188	182
342924010, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	357	367	357
342924095, 33.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	90	93	90
342924096, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	103	106	103
342924124, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	521	536	516
342924157, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,663	1,709	1,644
342924166, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	157	162	157
342924233, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	141	145	140
342924275, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	382	393	379
342924405, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	74	76	73
342924494, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	196	202	44
342924729, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	808	830	803
342924768, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,927	1,982	1,905
342924811, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	425	437	421
342924820, 35.99%, 05/30/2026 (a)(b)	Uplift	08/29/2025	552	568	549
342924863, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	333	342	330
342924870, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	629	647	623
342924897, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,022	1,051	1,011
342924953, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	311	286	296
342924977, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	277	254	263
342925115, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	304	273	284
342925204, 0.00%, 08/02/2026 (a)(b)	Uplift	08/29/2025	1,201	1,118	1,124
342925235, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	460	473	458
342925347, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	85	87	84
342925570, 33.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	206	211	205
342925663, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	767	788	770
342925666, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,224	1,258	1,210
342925744, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	348	321	330
342925828, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	205	211	204
342925856, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	1,074	1,074	1,061

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342925935, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	$1,277	$1,192	$1,181
342926047, 14.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	562	578	557
342926175, 35.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	2,847	2,927	2,800
342926179, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	214	220	213
342926195, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	246	253	245
342926227, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,099	1,130	1,092
342926373, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	474	487	472
342926395, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	557	573	554
342926397, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	83	85	82
342926480, 0.00%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	619	565	200
342926499, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	158	163	158
342926530, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	1,212	1,139	1,161
342926609, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	160	164	159
342926646, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	114	117	38
342926836, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,025	953	950
342926891, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	636	653	629
342926962, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	274	282	272
342927077, 21.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	282	290	280
342927141, 35.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	3,990	4,102	3,949
342927242, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	275	252	261
342927368, 21.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	2,240	2,303	2,206
342927453, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	297	306	295
342927494, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	320	295	304
342927545, 19.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	767	789	759
342927622, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	449	417	428
342927688, 14.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	317	326	314
342927725, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	297	274	283
342927767, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	30	31	30
342927996, 24.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	401	412	397
342928031, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	45	46	45
342928192, 21.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	50	51	50
342928369, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	157	162	157
342928379, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	768	790	764
342928507, 24.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	460	473	456
342928519, 35.99%, 11/25/2025 (a)(b)(j)	Uplift	08/29/2025	11	11	11
342928662, 29.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	4,049	4,163	3,984
342928687, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	559	574	130
342928968, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	287	295	286
342929004, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	65	67	65
342929030, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	199	180	188
342929054, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	413	424	34
342929133, 35.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	2,376	2,443	2,376
342929222, 35.99%, 07/30/2026 (a)(b)	Uplift	08/29/2025	3,148	3,236	3,121
342929230, 0.00%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	2,600	2,436	538
342929384, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	51	53	51
342929395, 21.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	105	108	105
342929457, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	372	383	369
342929474, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	65	67	65
342929536, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	371	382	374
342929550, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	740	761	729
342929600, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	459	472	461
342929604, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	162	166	160
342929627, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	819	842	813
342930710, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	85	88	85
342930792, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	100	103	100
342930843, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	217	223	215
342930884, 0.00%, 08/25/2026 (a)(b)	Uplift	08/29/2025	1,909	1,851	1,810

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342930908, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	$786	$736	$751
342930994, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	130	134	129
342931045, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	468	481	466
342931069, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	79	82	79
342931073, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	164	168	163
342931137, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	883	908	873
342931201, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	216	222	214
342931219, 12.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,606	1,651	1,583
342931223, 18.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	3,025	3,111	2,994
342931267, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	44	46	44
342931350, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	74	76	74
342931390, 14.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	79	81	20
342931392, 16.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	403	414	400
342931493, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	495	509	490
342931548, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	364	339	351
342931579, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	55	57	55
342931943, 16.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	400	411	397
342931959, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	101	104	101
342931967, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	449	462	446
342932048, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	284	292	283
342932212, 33.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	73	75	73
342932255, 14.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,199	1,233	1,187
342932352, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	102	105	102
342932392, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	843	781	779
342932398, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	90	85	86
342932441, 18.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	330	340	328
342932517, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	125	129	125
342932687, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	318	293	302
342932701, 12.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	2,835	2,915	2,811
342932764, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	363	373	29
342932774, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	369	379	366
342932906, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,187	1,220	1,174
342932907, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	36	38	36
342933010, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	121	125	121
342933012, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	636	654	633
342933021, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	684	703	58
342933043, 24.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	260	267	258
342933319, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	73	69	70
342933450, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	37	34	36
342933658, 35.99%, 03/02/2026 (a)(b)	Uplift	08/29/2025	159	164	157
342933663, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	51	53	51
342933664, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	47	49	47
342933762, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,181	1,214	1,185
342933782, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	325	334	322
342933980, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	122	126	122
342934165, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	88	91	88
342934179, 29.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,012	1,041	1,001
342934186, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,656	1,552	1,540
342934254, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	504	469	480
342934282, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	368	379	367
342934297, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	929	929	915
342934301, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	168	172	167
342934359, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	408	420	405
342934621, 21.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	255	262	253
342934706, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	359	369	356
342934926, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	896	829	820
342934980, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	613	630	609

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342935034, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	$908	$934	$898
342935140, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	667	685	659
342935143, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	64	65	63
342935156, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	958	985	947
342935159, 14.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	393	404	389
342935161, 18.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	3,878	3,987	3,821
342935167, 21.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	832	856	823
342935228, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	64	66	63
342935388, 21.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	578	595	573
342935581, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	247	254	245
342935594, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	90	93	89
342935713, 29.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,859	1,911	1,830
342935730, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	219	225	217
342935805, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	277	285	276
342935859, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	264	272	262
342935879, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	411	423	409
342935919, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	722	742	169
342935921, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	74	76	73
342935924, 29.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,030	1,059	1,018
342935932, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	673	692	670
342935946, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	223	230	222
342936057, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	124	128	124
342936060, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	55	56	55
342936248, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	10	10	10
342936274, 19.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	3,432	3,528	3,382
342936326, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	1,263	1,299	1,256
342936331, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	82	84	81
342936386, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	858	796	790
342936457, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	354	364	353
342936481, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	294	302	291
342936484, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	247	253	245
342936522, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	288	296	290
342936739, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	280	288	277
342936812, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	56	58	56
342936847, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	93	95	92
342937027, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	342	352	339
342937062, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	599	599	592
342937139, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	97	100	97
342937146, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	158	162	157
342937150, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	344	354	341
342937152, 23.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,588	1,632	1,571
342937377, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	822	762	760
342937405, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	301	309	298
342937582, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	757	779	749
342937597, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	186	191	185
342937704, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	241	248	239
342937724, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	75	77	74
342937779, 21.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	2,593	2,666	2,554
342937859, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	772	716	717
342937865, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	30	30	29
342937934, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	114	118	114
342937945, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	326	336	325
342937983, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	64	66	64
342938131, 35.99%, 07/25/2026 (a)(b)(c)	Uplift	08/29/2025	1,018	1,047	78
342938183, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	377	388	375
342938225, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	282	289	280
342938303, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	124	127	123

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342938315, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	$40	$41	$39
342938320, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	70	72	69
342938325, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,110	1,035	1,025
342938349, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	784	806	778
342938351, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	152	144	146
342938374, 27.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	66	68	15
342938383, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	716	736	708
342938441, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	162	166	161
342938442, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	440	404	411
342938452, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	57	58	56
342938487, 18.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	864	888	860
342938538, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	214	220	212
342938630, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	442	454	441
342938667, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	322	331	319
342938685, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	359	369	356
342938755, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	140	144	140
342938795, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	290	266	275
342938913, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	107	110	107
342938974, 18.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	154	158	153
342939045, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	165	156	159
342939056, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	649	667	646
342939061, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	286	294	284
342939193, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	84	86	84
342939195, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	132	136	131
342939484, 27.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	2,064	2,122	2,033
342939585, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	170	175	169
342939760, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	264	272	262
342939801, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	334	343	332
342939809, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	316	325	313
342939860, 25.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,803	1,853	1,775
342939880, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	302	310	299
342939899, 12.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	642	660	637
342939916, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	126	130	126
342940013, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	554	570	552
342940047, 35.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,408	1,448	1,386
342940122, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	120	123	120
342940148, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	313	322	311
342940206, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	188	193	187
342940244, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	224	230	222
342940555, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	296	304	296
342940761, 14.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	323	332	320
342940773, 24.99%, 07/25/2026 (a)(b)(c)	Uplift	08/29/2025	1,212	1,246	582
342940803, 21.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,101	1,132	1,090
342940829, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	446	458	442
342941123, 24.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	490	504	486
342941165, 21.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	272	279	270
342941240, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	42	43	42
342941396, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	324	333	320
342941398, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,056	1,085	1,044
342941401, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	23	24	23
342941481, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	183	189	182
342941482, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	145	150	145
342941552, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	216	196	204
342941604, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	84	86	84
342941742, 35.99%, 07/31/2026 (a)(b)(c)	Uplift	08/29/2025	1,319	1,356	255
342941907, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	949	975	938
342941909, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	494	508	489

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342941976, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	$109	$112	$108
342941977, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	756	777	749
342942104, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	84	86	84
342942115, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	90	93	90
342942266, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	157	162	157
342942291, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	56	58	56
342942411, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	26	26	25
342942589, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	225	231	224
342942920, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	229	209	216
342942963, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	196	202	195
342942985, 0.00%, 03/09/2026 (a)(b)	Uplift	08/29/2025	688	639	663
342943115, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	306	315	304
342943141, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	294	302	292
342943365, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	99	91	96
342943452, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	53	54	53
342943464, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	567	567	560
342943529, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	43	44	43
342943582, 29.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,596	1,640	1,571
342943595, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	221	227	220
342943603, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	315	324	313
342943758, 21.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	249	256	248
342943885, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	200	206	199
342944072, 33.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,121	2,180	2,096
342944122, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	870	815	835
342944222, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	139	132	134
342944234, 25.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	333	342	331
342944315, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	168	173	167
342944354, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	260	267	257
342944366, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	164	168	163
342944432, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	536	551	531
342944508, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	203	208	202
342944671, 33.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	273	281	271
342944725, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	588	605	583
342944950, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	556	572	551
342945055, 12.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,646	1,693	1,630
342945056, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	48	49	47
342945103, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	159	163	27
342945125, 27.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	4,351	4,473	4,285
342945241, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	254	261	252
342945276, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	465	478	460
342945651, 18.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	961	988	957
342945666, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	75	77	74
342945865, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	116	119	117
342946081, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	215	195	203
342946285, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	158	162	156
342946300, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	90	93	90
342946315, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,585	1,483	1,476
342946375, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	484	498	480
342946547, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	1,000	1,028	999
342946722, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	279	287	278
342946743, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	221	228	220
342947075, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	252	259	250
342947087, 35.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,917	1,971	1,887
342947105, 21.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	418	430	414
342947150, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	858	799	801
342947262, 24.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	544	559	539
342947265, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	62	64	62

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342947358, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	$198	$204	$198
342947796, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	883	908	872
342948357, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	242	249	241
342950689, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	273	281	271
342951876, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	175	180	174
342952524, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	58	59	57
342953336, 18.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	124	128	124
342953965, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	225	232	224
342953984, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	67	69	67
342954286, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	170	174	168
342954836, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	484	449	463
342955016, 27.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	844	868	840
342957483, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,259	1,175	1,164
342958522, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	263	270	260
342960780, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	176	181	174
342960912, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	436	448	432
342962236, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	207	212	205
342963472, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	72	74	71
342963814, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	205	211	204
342963963, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	67	63	64
342965906, 21.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	320	329	317
342967484, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	236	242	235
342967862, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	197	203	45
342967874, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	119	122	118
342967969, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	141	145	140
342968005, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	493	507	252
342968161, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	228	234	226
342968302, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	305	314	303
342969415, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	66	67	65
342969457, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	240	247	238
342969650, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	692	711	263
342969981, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	1,112	1,039	1,043
342970061, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,811	1,861	1,799
342970066, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	133	137	132
342970092, 0.00%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,248	1,163	1,146
342970191, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	251	229	238
342970246, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	94	89	90
342970338, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	304	312	306
342970500, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	223	229	222
342970819, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	132	135	131
342971197, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	179	184	36
342971208, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,495	1,399	1,385
342971729, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	235	241	232
342972111, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	245	252	244
342972118, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	60	62	60
342972127, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	105	108	105
342972349, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	250	257	248
342972628, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	140	144	139
342972640, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	75	77	74
342973114, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	427	439	423
342973444, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	267	275	265
342973596, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	64	66	63
342974062, 27.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	3,014	3,098	3,015
342974125, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	254	261	252
342974132, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	496	510	493
342975278, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	259	266	257
342975306, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	133	136	133

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342975327, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	$363	$372	$363
342975458, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	28	28	27
342975602, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	407	418	405
342976080, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	3,744	3,528	3,485
342976142, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	841	864	834
342976300, 0.00%, 02/28/2026 (a)(b)	Uplift	08/29/2025	583	544	547
342976549, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	298	306	296
342976626, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	398	368	379
342976791, 16.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,477	1,518	1,455
342976866, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	253	260	84
342976904, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	32	30	31
342976911, 21.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	114	117	113
342976951, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	218	225	217
342977077, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	209	215	43
342977428, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	101	104	100
342977511, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	44	46	7
342977542, 29.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	828	851	822
342977681, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	730	697	689
342977723, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	107	110	106
342978059, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	134	127	128
342978232, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	202	208	200
342978318, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	269	276	271
342978443, 35.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	3,257	3,349	3,205
342978606, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	556	572	551
342978736, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	40	41	40
342978739, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,044	1,074	1,032
342978819, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	64	61	61
342978821, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	4,545	4,546	4,475
342979166, 0.00%, 02/25/2027 (a)(b)	Uplift	08/29/2025	3,228	3,034	2,954
342979267, 0.00%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	1,429	1,337	607
342979552, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	168	173	167
342980099, 0.00%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,730	1,617	1,575
342980362, 27.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,213	1,247	1,199
342980605, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	127	131	126
342980647, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	774	716	711
342980799, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	227	207	215
342980996, 21.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	88	90	87
342981137, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	125	129	125
342981326, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	243	221	230
342981637, 35.99%, 06/09/2026 (a)(b)	Uplift	08/29/2025	328	337	323
342981685, 24.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	9,948	10,228	9,796
342981876, 23.99%, 02/28/2026 (a)(b)	Uplift	08/29/2025	58	60	58
342981998, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	160	151	154
342982008, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	65	67	8
342982159, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	319	294	303
342982469, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	234	241	233
342982755, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	402	413	92
342982829, 35.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,522	1,565	1,498
342983154, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	53	55	53
342983199, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	241	248	243
342983371, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	95	98	95
342983424, 19.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	1,278	1,314	1,259
342983501, 35.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	2,756	2,833	2,711
342983555, 19.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	339	349	336
342983563, 29.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	1,805	1,855	1,777
342983604, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	123	126	122
342983660, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	126	129	125

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
342983901, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	$94	$97	$94
342984076, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	261	268	259
342984522, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	94	96	93
342984844, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	233	210	217
342985044, 21.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	830	853	825
342985175, 33.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,550	1,594	1,526
342985332, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	118	122	118
342985758, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	213	193	201
342985959, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	846	870	837
342987016, 18.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,871	1,924	1,852
342987217, 35.99%, 11/25/2025 (a)(b)(j)	Uplift	08/29/2025	6	6	6
342987435, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	692	712	689
342987956, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	47	48	47
342987965, 33.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	800	822	795
342988094, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	55	56	55
342988120, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	267	274	264
342988210, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	64	61	61
342988858, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	951	888	898
342988963, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	121	125	121
342989076, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	486	500	482
342989232, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	313	322	316
342989282, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	175	180	173
342989370, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	274	282	273
342989516, 23.99%, 05/24/2026 (a)(b)	Uplift	08/29/2025	391	402	387
342989547, 23.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	860	884	851
342989609, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	98	101	98
342989784, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	169	152	159
342990520, 35.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	4,090	4,205	4,025
342990731, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	225	232	224
342990858, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	216	196	204
342991075, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	54	55	54
342991684, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	179	184	178
342991724, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	542	557	537
342991999, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	263	270	261
342993304, 29.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,418	1,458	1,404
342993493, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	223	229	222
342993887, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	173	178	172
342994187, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	312	321	311
342994267, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	156	160	154
342996553, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	66	68	66
342996578, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	126	130	126
342997224, 23.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	860	884	851
342997244, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,323	2,182	2,158
342997289, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	162	166	161
342997627, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	171	176	169
342998841, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	88	91	88
342999012, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	11	11	11
342999057, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	60	62	60
342999261, 24.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	514	528	509
342999374, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	49	50	49
343001445, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	256	263	254
343001496, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	123	127	123
343001726, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	144	148	143
343001810, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	37	38	37
343002446, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	163	167	162
343002887, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	119	122	119
343003015, 14.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	4,559	4,687	4,493

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343003400, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	$174	$156	$163
343003705, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,140	2,009	1,987
343003708, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	176	181	175
343004214, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	239	217	226
343004908, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	208	214	206
343005206, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	957	897	919
343005374, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	173	178	172
343005926, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	150	154	149
343006219, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	418	429	414
343006616, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	752	696	695
343007164, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	281	257	266
343007342, 23.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	729	750	721
343007699, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	127	120	122
343007713, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	93	95	92
343008391, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	99	101	98
343008527, 27.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	134	138	134
343008644, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	245	252	243
343008825, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	71	73	70
343008972, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	35	36	35
343009420, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	127	130	126
343009561, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	438	450	194
343009581, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	47	48	47
343009775, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	30	30	29
343010148, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	422	433	418
343010813, 14.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	517	532	513
343011040, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	221	227	220
343011318, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	255	262	253
343011442, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	176	181	174
343011470, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	504	518	500
343011573, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	62	64	62
343011646, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	62	63	61
343011805, 14.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	3,310	3,403	3,276
343012035, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	191	196	190
343012175, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	153	157	151
343012536, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	161	166	161
343013160, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	37	38	37
343013227, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	182	187	181
343013271, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	180	185	178
343013444, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	320	329	319
343013631, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	281	289	279
343014508, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	478	491	474
343014904, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,015	1,043	1,006
343015028, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	182	187	180
343015427, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	121	124	120
343015491, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	472	485	475
343016096, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	19	20	19
343016270, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,034	1,063	1,022
343016376, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	287	296	285
343016947, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	1,527	1,431	1,436
343017083, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	121	125	121
343017509, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,835	1,721	1,711
343017577, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	3,806	3,913	3,762
343017675, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,032	1,061	1,023
343017918, 24.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	252	259	76
343018204, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	83	85	82
343018376, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,153	1,075	1,071
343019046, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	966	993	960

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343019050, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	$318	$327	$25
343019106, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	108	111	107
343019276, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	464	477	460
343019697, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	52	54	52
343019840, 35.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,621	1,667	1,595
343019933, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	167	149	157
343020782, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	257	264	255
343020880, 16.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,589	1,634	1,567
343020888, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	409	421	407
343021534, 16.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	364	374	361
343021589, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	114	117	113
343022372, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	607	625	600
343022601, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	568	584	563
343022734, 0.00%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	293	278	142
343022819, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	46	48	46
343024076, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	225	231	226
343024226, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	648	667	247
343024259, 33.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	176	181	178
343024585, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	46	47	46
343024623, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	78	80	78
343024731, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,038	1,067	1,026
343024871, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	77	79	77
343024954, 18.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	298	307	297
343024969, 29.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	882	907	872
343025948, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	215	221	214
343026277, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,263	1,299	1,248
343026299, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	134	137	133
343026316, 0.00%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,407	1,312	1,278
343026583, 12.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,411	1,450	1,391
343026906, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	175	179	174
343027224, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	814	837	381
343027696, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	86	88	85
343027758, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	67	68	66
343027921, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	325	300	309
343028098, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	426	438	178
343028508, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	60	61	59
343028527, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	411	380	392
343028621, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	236	242	235
343028638, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	95	98	95
343029231, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	369	341	352
343029343, 27.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	2,259	2,323	2,225
343029400, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,839	2,919	2,806
343029791, 16.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	190	196	189
343030099, 16.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	185	190	183
343030416, 35.99%, 08/25/2026 (a)(b)	Uplift	08/29/2025	2,576	2,648	2,545
343031119, 21.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	365	375	363
343031336, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	207	212	205
343031402, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	70	72	69
343032340, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	37	38	37
343032368, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	67	69	66
343032511, 35.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	1,847	1,899	1,826
343032680, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,448	1,489	1,437
343033002, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,273	1,188	1,177
343033337, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	272	279	269
343033827, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	52	53	51
343033872, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	560	575	554
343034204, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	99	102	99

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343034307, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	$87	$89	$87
343034377, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	265	243	251
343034698, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	58	59	58
343034726, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	255	263	107
343034934, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	98	101	98
343035193, 27.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	546	561	543
343035703, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	941	874	871
343035736, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	56	58	56
343035743, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	22	23	22
343036048, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	160	164	160
343036200, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	303	312	25
343036675, 21.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,051	1,081	1,040
343036696, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	516	474	479
343036709, 16.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	897	923	888
343037065, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	239	246	237
343037083, 21.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	9,014	9,268	8,882
343037369, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	785	807	780
343037469, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	51	53	51
343037692, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,169	1,202	1,160
343037916, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	125	128	124
343038153, 27.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	256	264	254
343038171, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,162	2,030	2,008
343038854, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	156	161	156
343038882, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	331	341	328
343039188, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	295	303	293
343039601, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	1,149	1,182	1,147
343039720, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	92	95	92
343040329, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	62	63	61
343040455, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	361	371	363
343040610, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	111	114	111
343041089, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	76	78	76
343041332, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,753	1,642	1,634
343041339, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	210	216	209
343041744, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	153	157	152
343041747, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	55	56	55
343041755, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	398	410	396
343041859, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	75	78	75
343042153, 33.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	32	33	32
343042178, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	213	219	212
343042586, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	54	55	54
343042657, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,058	985	981
343042860, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	52	53	51
343042865, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	59	60	59
343042988, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	97	100	96
343043150, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	406	417	402
343043379, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	252	230	239
343043397, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	452	464	449
343043428, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	151	155	151
343043431, 19.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	179	184	177
343043658, 33.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	227	233	225
343043743, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	82	84	82
343043755, 18.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	133	137	132
343044565, 35.99%, 03/01/2026 (a)(b)	Uplift	08/29/2025	152	156	151
343045498, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	230	236	229
343045681, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	249	256	251
343046009, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	1,150	1,182	438
343046089, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,607	1,505	1,490

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343046149, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	$248	$255	$249
343046295, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	331	340	328
343046296, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	280	288	277
343046322, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	275	282	272
343046955, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	62	64	62
343047178, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	506	521	502
343047188, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	116	119	115
343047329, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	359	369	356
343047420, 18.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	824	847	815
343047743, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	78	81	78
343047781, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	99	102	99
343047954, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	191	196	189
343048062, 27.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	398	409	396
343048180, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	304	312	301
343048285, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	190	196	189
343048341, 0.00%, 02/28/2026 (a)(b)	Uplift	08/29/2025	395	366	371
343048368, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	94	97	93
343048488, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	221	227	221
343048626, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,048	1,922	1,901
343048639, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	269	277	21
343048930, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	68	70	67
343048947, 0.00%, 02/25/2027 (a)(b)	Uplift	08/29/2025	2,441	2,289	2,241
343049079, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	14	14	14
343049217, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,312	1,223	1,222
343049301, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	675	694	667
343049326, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	280	267	270
343049827, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	85	87	84
343049905, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	295	271	280
343049957, 21.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	4,249	4,369	4,185
343050200, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	62	64	62
343050320, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,193	1,226	1,180
343050335, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	389	355	362
343050366, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	836	775	769
343050596, 29.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	321	330	150
343050857, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	78	80	78
343050910, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	180	185	180
343051148, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,693	1,586	1,570
343051158, 16.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	448	461	441
343051331, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	234	240	232
343051340, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	513	527	510
343052620, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	75	78	75
343052639, 33.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	156	161	155
343052706, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	47	48	46
343052788, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	166	171	63
343053588, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	397	408	393
343053788, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	232	239	234
343053838, 29.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	786	808	777
343053932, 0.00%, 08/01/2026 (a)(b)	Uplift	08/29/2025	937	869	874
343054054, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	1,588	1,632	1,575
343054080, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	181	186	179
343054160, 35.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	5,113	5,257	5,055
343054256, 35.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,124	1,156	1,107
343054395, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	243	221	230
343054400, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	51	53	51
343054423, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,659	1,705	1,640
343054626, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	897	833	831
343054637, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,145	1,068	1,058

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343054690, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	$219	$225	$217
343054789, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	195	176	184
343054845, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	751	772	743
343054943, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	113	116	112
343054944, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	802	803	793
343055188, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	46	48	46
343055239, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	162	167	162
343055353, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,053	1,082	1,044
343055428, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	487	500	482
343055475, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,731	1,779	1,711
343055590, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	975	1,003	972
343055706, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	231	210	219
343055711, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	223	229	220
343055761, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	198	204	197
343055807, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	76	78	76
343055860, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,076	2,134	2,050
343056198, 16.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	872	896	863
343056213, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	136	140	135
343056285, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	428	440	424
343056418, 21.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	204	210	203
343056805, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	429	398	409
343056829, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	139	143	138
343056848, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	58	59	57
343056939, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	403	414	399
343057746, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	1,259	1,178	1,177
343057834, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	155	159	153
343057885, 0.00%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	659	600	129
343057935, 24.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,069	1,099	1,057
343058044, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	58	59	57
343058160, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	300	308	297
343058342, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	98	101	98
343058504, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	177	182	176
343058509, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,432	1,339	1,326
343058571, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	116	119	115
343058601, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	174	179	172
343058606, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	85	88	85
343058640, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	48	49	48
343059734, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	737	681	680
343059766, 21.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	729	750	721
343059898, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	36	37	35
343059973, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	59	61	59
343060805, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	85	87	84
343060982, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	723	668	667
343061015, 27.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	41	42	41
343061332, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	64	66	64
343061377, 33.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	573	589	571
343061457, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,608	2,450	2,423
343061626, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	507	484	490
343061631, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	71	73	71
343061716, 21.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	371	381	367
343061738, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	556	512	517
343061740, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	252	259	251
343061814, 23.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	2,175	2,236	2,142
343061825, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	154	158	153
343062011, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	1,733	1,782	1,721
343062144, 27.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	617	635	612
343062151, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	157	161	156

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343062290, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	$405	$416	$403
343062385, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	63	65	63
343062432, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	69	71	69
343062892, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	136	140	28
343062899, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	73	75	72
343062959, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	597	551	555
343063175, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	93	95	19
343063200, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	85	87	84
343063252, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	44	46	44
343063531, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,256	2,118	2,095
343063713, 24.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	391	402	388
343063756, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	519	534	106
343063950, 29.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	457	470	39
343064191, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	748	692	687
343064234, 21.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	141	145	140
343064259, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	812	835	808
343064403, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	401	412	397
343064548, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	178	183	177
343064747, 12.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	2,172	2,233	2,147
343064845, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	37	38	37
343064888, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	57	59	57
343064972, 16.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	5,585	5,742	5,504
343065134, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	7,470	7,053	7,001
343065186, 0.00%, 02/25/2027 (a)(b)	Uplift	08/29/2025	3,660	3,443	3,370
343065317, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	53	55	53
343065931, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,986	1,863	1,843
343065994, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	411	422	407
343066238, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	157	161	156
343066246, 0.00%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	1,603	1,494	326
343066263, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	470	483	87
343066285, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	65	67	65
343066391, 33.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	322	331	319
343066411, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	53	54	53
343066491, 35.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	6,176	6,349	6,078
343066648, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	478	492	476
343066723, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	77	79	77
343066744, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,899	1,782	1,770
343066793, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	54	55	54
343066873, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	600	617	264
343066935, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	291	300	290
343066986, 18.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	53	54	53
343067047, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	792	815	784
343067092, 19.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,944	1,999	1,948
343067101, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	190	196	39
343067145, 14.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	272	280	270
343067300, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	265	243	251
343067307, 21.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	475	489	471
343067477, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	125	128	124
343067512, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	540	556	536
343067647, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	249	256	248
343067800, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	722	667	666
343068076, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	305	313	303
343068176, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	186	191	184
343068215, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	122	126	122
343068288, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	119	123	119
343068366, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	170	175	171
343068376, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	136	140	136

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343068644, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	$62	$63	$61
343068680, 19.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,066	2,124	2,045
343068781, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	371	382	368
343069018, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	47	48	46
343069023, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	314	322	311
343069046, 21.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,732	1,781	1,713
343069088, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	234	213	221
343069111, 0.00%, 07/31/2026 (a)(b)	Uplift	08/29/2025	1,219	1,138	1,136
343069158, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	83	85	82
343069399, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	702	721	694
343069448, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	582	599	577
343069451, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	100	103	100
343069499, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	518	532	87
343069810, 16.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	641	659	632
343069843, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	124	128	124
343069918, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	107	101	103
343070128, 29.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	2,400	2,467	2,379
343070358, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	247	254	245
343070370, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	229	236	51
343070407, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	339	348	336
343070606, 19.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,071	1,101	1,059
343070650, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	387	398	184
343070725, 19.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,764	2,841	2,738
343070764, 35.99%, 05/31/2026 (a)(b)	Uplift	08/29/2025	452	465	448
343070802, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,527	1,429	1,415
343070880, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	249	228	236
343070923, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	432	444	428
343071245, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	407	419	192
343071519, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	107	110	107
343071597, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	27	28	27
343071696, 35.99%, 03/09/2026 (a)(b)	Uplift	08/29/2025	713	733	711
343071768, 27.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	511	526	507
343071925, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	110	114	110
343072058, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	81	83	81
343072138, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	511	525	506
343072259, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	305	313	302
343072263, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	183	165	172
343072298, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	288	296	286
343072353, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	67	69	67
343072414, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	205	211	204
343072456, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	204	210	202
343072485, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	141	145	140
343072660, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	169	152	159
343072719, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,591	1,490	1,482
343072724, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	59	61	59
343072898, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	1,518	1,423	1,420
343073045, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	718	663	659
343073090, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	81	83	80
343073198, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	30	31	30
343073341, 21.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	254	261	252
343073515, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	48	50	48
343073909, 0.00%, 02/25/2027 (a)(b)	Uplift	08/29/2025	2,168	2,031	1,989
343073961, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	312	321	310
343073965, 19.99%, 03/02/2026 (a)(b)	Uplift	08/29/2025	115	118	114
343073966, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	119	122	16
343074183, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	56	57	56
343074247, 29.99%, 06/02/2026 (a)(b)	Uplift	08/29/2025	288	296	282

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343074274, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	$58	$59	$58
343074319, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	192	198	191
343074332, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	156	148	150
343074620, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	2,060	2,118	2,048
343074658, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	221	227	219
343074750, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	419	431	181
343074831, 24.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	295	304	293
343074984, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	125	128	124
343075001, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	79	81	79
343075053, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	244	250	242
343075130, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	62	63	61
343075161, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	87	89	86
343075285, 23.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,738	1,786	1,719
343075354, 0.00%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,787	1,671	1,628
343075377, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	523	538	521
343075524, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	162	167	162
343075554, 35.99%, 06/05/2026 (a)(b)	Uplift	08/29/2025	209	215	206
343075555, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	260	268	258
343075708, 33.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	344	354	341
343075859, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	933	960	928
343075867, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	194	199	192
343075889, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	205	210	203
343075922, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	521	536	518
343075942, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	46	47	46
343076042, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	299	267	278
343076048, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	70	72	69
343076132, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	109	112	109
343076178, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	71	73	71
343076289, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	523	538	521
343076764, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	309	318	306
343076869, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	65	67	65
343076910, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	93	95	92
343077065, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	596	556	569
343077234, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	118	121	26
343077262, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	148	152	147
343077272, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	332	342	331
343077541, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	757	779	749
343077568, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	248	255	246
343077701, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	212	218	210
343077776, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	116	119	115
343077863, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	404	415	401
343078087, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	643	588	599
343078117, 27.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	334	344	331
343078149, 35.99%, 06/04/2026 (a)(b)	Uplift	08/29/2025	558	574	550
343078197, 35.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,136	1,168	1,118
343078270, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	215	221	46
343078494, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	210	192	200
343078576, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	459	427	437
343078730, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	352	362	350
343078750, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	86	88	17
343078897, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	176	181	174
343079051, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	432	444	428
343079178, 0.00%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,619	1,512	1,474
343079211, 21.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	181	186	180
343079273, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	60	61	59
343079288, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,174	1,095	1,085
343079709, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	338	347	337

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343080040, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	$247	$225	$234
343080256, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	137	141	136
343080333, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	395	406	391
343080384, 33.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,754	2,832	2,722
343080417, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	64	61	61
343081427, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	482	496	478
343081438, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	87	90	87
343081590, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	229	236	227
343081729, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	82	84	81
343081933, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	95	97	94
343082341, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	577	593	572
343082472, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	1,637	1,536	1,540
343083520, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	2,638	2,712	2,621
343083531, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	149	153	148
343083756, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	223	230	222
343083828, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	471	484	466
343083926, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	310	319	308
343084038, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	279	256	265
343084230, 23.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	548	564	540
343084372, 35.99%, 02/15/2026 (a)(b)	Uplift	08/29/2025	73	75	72
343084383, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	22	22	21
343084524, 29.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	4,740	4,874	4,666
343084566, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	370	380	368
343084671, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	149	141	143
343084794, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	499	513	497
343085018, 21.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	154	158	153
343085302, 29.99%, 08/09/2026 (a)(b)	Uplift	08/29/2025	1,110	1,141	772
343085473, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	179	161	168
343085521, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	289	297	287
343085950, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	728	673	668
343086031, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	137	140	136
343086290, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	934	867	865
343086356, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	206	212	205
343086366, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	507	521	502
343086401, 33.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	352	362	348
343087492, 35.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	2,193	2,255	2,159
343087544, 0.00%, 02/28/2026 (a)(b)(c)	Uplift	08/29/2025	1,031	961	433
343087589, 27.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	465	478	461
343088100, 27.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	416	428	414
343088427, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	523	487	499
343088769, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	19	20	19
343089497, 33.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	790	812	442
343089548, 29.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	491	505	122
343089557, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	73	75	73
343089641, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,821	1,873	1,801
343089644, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	272	280	271
343090259, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	608	625	605
343090864, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	96	98	95
343090941, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	241	248	239
343091095, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	208	214	208
343092243, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	420	432	418
343092588, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	81	83	80
343092597, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	211	191	199
343093033, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	63	60	61
343093414, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	239	245	236
343093618, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	47	48	47
343093962, 23.99%, 07/25/2026 (a)(b)(c)	Uplift	08/29/2025	1,338	1,376	427

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343094043, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	$236	$243	$235
343094653, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	45	46	45
343094945, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	126	129	125
343095029, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	97	100	96
343095275, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	81	84	17
343095647, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	761	704	699
343095843, 0.00%, 08/25/2026 (a)(b)	Uplift	08/29/2025	1,433	1,382	1,374
343096109, 23.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	832	855	823
343096572, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	269	277	267
343096731, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	335	345	332
343096755, 27.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	330	339	327
343096780, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	79	81	78
343096906, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	384	395	382
343097174, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	283	291	285
343097293, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	33	34	33
343097505, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	322	331	323
343097532, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	152	156	151
343097560, 0.00%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	1,298	1,207	266
343098392, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	1,390	1,302	1,300
343098746, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,282	1,318	1,274
343098818, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	157	162	18
343099345, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	396	367	377
343099552, 21.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	313	322	311
343100136, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	82	84	82
343101629, 27.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	128	132	32
343101783, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	512	526	115
343102125, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,408	1,317	1,311
343102288, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	395	406	391
343103518, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	429	398	409
343104281, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	212	218	211
343104763, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	584	584	575
343104853, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	92	87	88
343104919, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	996	925	914
343105805, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,438	1,372	1,358
343105866, 16.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	307	316	305
343106045, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	93	96	93
343106636, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	1,339	1,376	1,335
343107199, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	251	258	249
343107517, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	98	100	97
343107614, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	77	79	76
343107726, 35.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,410	1,450	1,388
343107900, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	59	60	58
343108026, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	932	959	55
343108336, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	252	259	251
343110889, 0.00%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	800	735	265
343111015, 14.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	296	304	295
343111264, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	384	395	381
343111487, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	244	251	242
343111803, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,191	2,253	2,167
343112102, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	61	63	61
343113982, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	676	695	671
343114285, 21.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	78	80	78
343115173, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,068	1,098	1,055
343115307, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,549	1,450	1,443
343115578, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	271	278	268
343116324, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	3,388	3,188	3,179
343116688, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	961	893	891

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343116963, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	$431	$396	$403
343117400, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	154	158	155
343117599, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	548	505	507
343117878, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	272	280	270
343117926, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	354	364	351
343118285, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	208	214	207
343118405, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	37	37	36
343118415, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	498	512	493
343118799, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	33	34	33
343119395, 33.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,350	1,388	1,334
343119793, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	500	455	470
343119855, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	63	65	63
343120056, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	539	502	514
343120081, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	497	511	493
343120250, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	92	95	92
343120385, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	88	91	88
343121011, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	294	302	291
343121313, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	138	142	137
343122030, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	853	877	849
343122392, 0.00%, 07/25/2026 (a)(b)(c)	Uplift	08/29/2025	1,534	1,427	307
343122690, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	403	414	174
343123310, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	695	714	144
343123461, 19.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	338	348	335
343123509, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,907	2,735	2,718
343123613, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	191	196	189
343123796, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	42	43	42
343124084, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	417	429	414
343124340, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	977	909	901
343124429, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	140	133	135
343124628, 29.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	2,803	2,882	2,759
343124642, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	739	759	745
343124738, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	121	124	120
343124761, 29.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	2,758	2,835	2,717
343125093, 29.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	797	820	788
343125293, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	223	229	221
343125332, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	33	34	33
343125670, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	128	132	127
343125735, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	186	191	185
343125837, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	566	582	561
343125857, 18.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	573	589	570
343126002, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	98	101	97
343126113, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	625	583	599
343126120, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	290	298	288
343126188, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	237	243	20
343126489, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	382	392	160
343127080, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	167	149	157
343127333, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	310	318	308
343127484, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,713	1,762	1,694
343127570, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	775	720	721
343128374, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	117	120	116
343128777, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	228	234	225
343128854, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	242	226	232
343128916, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	173	178	172
343128930, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,500	2,350	2,335
343129195, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	152	156	151
343129580, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	510	524	508
343129749, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	67	69	67

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343129928, 29.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	$894	$919	$888
343130056, 27.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	107	110	107
343130470, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	58	59	58
343130540, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	513	528	510
343131268, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	53	51	51
343131366, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	420	431	416
343132715, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	307	316	305
343133051, 23.99%, 02/15/2026 (a)(b)	Uplift	08/29/2025	88	91	87
343133553, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	1,454	1,454	1,437
343133894, 35.99%, 02/28/2026 (a)(b)	Uplift	08/29/2025	929	956	926
343134276, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	264	271	263
343134627, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	267	275	264
343135059, 35.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	2,315	2,380	2,278
343135262, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	283	259	269
343135290, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	587	603	47
343136753, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	91	94	91
343137534, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	42	43	42
343137691, 0.00%, 02/25/2027 (a)(b)	Uplift	08/29/2025	2,389	2,241	2,182
343137922, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	97	100	97
343138012, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	226	232	223
343138762, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	69	71	68
343138867, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	716	671	689
343138944, 12.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	933	959	923
343139267, 0.00%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,986	1,860	1,812
343139368, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	190	195	188
343139530, 33.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	263	270	24
343139574, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	192	197	190
343139596, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	793	815	784
343139676, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	61	63	61
343139946, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	182	187	181
343140144, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	52	53	51
343140246, 16.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	822	846	814
343140845, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,201	2,067	2,054
343140944, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	304	313	301
343141590, 0.00%, 02/28/2026 (a)(b)	Uplift	08/29/2025	65	58	62
343141888, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	107	110	107
343143584, 35.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	788	810	779
343143967, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	209	215	207
343144068, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,227	2,093	2,075
343144131, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	60	61	60
343144334, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	353	363	349
343144496, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	510	469	471
343144583, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,203	1,122	1,112
343145086, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	131	124	126
343145400, 14.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	1,272	1,308	1,255
343145839, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	437	406	417
343145886, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	82	84	82
343146341, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,414	1,453	1,418
343147657, 14.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	38	39	38
343147703, 33.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	216	222	214
343147750, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	58	60	58
343147832, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	226	232	223
343147840, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	225	231	224
343148250, 27.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	123	126	14
343148385, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	430	399	409
343149138, 33.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	1,202	1,236	1,190
343149831, 23.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	861	885	851

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343150001, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	$215	$222	$213
343150527, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	449	461	446
343150528, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	241	248	239
343150829, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	627	644	623
343151290, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	53	54	52
343151509, 16.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	3,244	3,335	3,197
343151859, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	970	902	894
343152185, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	1,794	1,794	1,766
343152204, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	156	160	155
343152257, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	829	852	176
343152647, 35.99%, 02/25/2026 (a)(b)(c)	Uplift	08/29/2025	253	260	61
343153197, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	927	861	858
343153617, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	862	799	797
343153846, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	872	896	862
343153891, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	272	279	271
343154015, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,137	2,007	1,995
343154512, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	604	558	560
343154589, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	317	326	314
343154624, 16.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	232	239	230
343154838, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	325	334	322
343154847, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	353	363	351
343154886, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	938	872	864
343154890, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	139	143	139
343154923, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	546	502	507
343155043, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	1,173	1,097	1,096
343156730, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	366	376	362
343157336, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,655	1,550	1,542
343157691, 16.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	402	413	398
343157783, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	124	127	123
343158174, 24.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	3,161	3,250	3,114
343158379, 35.99%, 11/25/2025 (a)(b)(c)(j)	Uplift	08/29/2025	88	91	18
343158466, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	217	223	216
343159121, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	176	181	175
343159140, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	128	131	127
343159293, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	350	323	332
343159305, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	670	622	636
343159603, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	579	596	576
343159736, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	232	239	231
343159835, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	153	158	153
343159940, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,382	2,243	2,245
343160127, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	192	198	190
343160151, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	390	401	386
343160258, 23.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	502	516	498
343160336, 29.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	954	981	948
343160356, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	260	267	257
343160589, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	60	61	59
343160732, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	647	665	640
343161241, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	451	418	431
343162234, 33.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	521	536	518
343162909, 24.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	258	265	256
343163161, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	858	796	790
343163352, 14.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	310	318	308
343163372, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	84	87	84
343163380, 0.00%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	850	785	466
343163438, 12.99%, 02/25/2027 (a)(b)	Uplift	08/29/2025	4,465	4,591	4,403
343163486, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	802	765	762
343163508, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,766	1,655	1,646

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343163642, 27.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	$1,237	$1,272	$1,242
343164072, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	135	139	134
343164185, 35.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	1,924	1,978	1,892
343164225, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	204	210	206
343164239, 23.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	72	74	71
343164290, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,265	2,128	2,104
343164346, 35.99%, 05/25/2026 (a)(b)(c)	Uplift	08/29/2025	355	365	28
343164576, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	757	701	699
343164963, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	84	86	83
343165449, 29.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	289	298	287
343166023, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	117	120	117
343166032, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	94	96	93
343166837, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	839	863	836
343166854, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	2,683	2,523	2,507
343166950, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	110	104	106
343167116, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	179	161	168
343167383, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	879	824	841
343167449, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	851	875	847
343167531, 14.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	554	570	550
343167563, 0.00%, 05/25/2026 (a)(b)	Uplift	08/29/2025	1,250	1,172	1,180
343167675, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	49	50	49
343168002, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	403	373	385
343168440, 29.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	932	959	922
343168517, 14.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,719	1,767	1,701
343168663, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	253	260	250
343168819, 19.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	1,422	1,462	1,414
343168960, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	690	640	641
343169029, 0.00%, 07/25/2026 (a)(b)	Uplift	08/29/2025	270	249	256
343169153, 16.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	810	833	807
343169213, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	88	91	88
343169462, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	263	240	250
343169600, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	271	278	269
343169668, 35.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	414	426	412
343169761, 24.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	725	745	721
343171204, 14.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	557	573	552
343171209, 35.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	2,878	2,959	2,846
343171479, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	253	261	251
343171712, 19.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	223	229	222
343172031, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	238	217	225
343172594, 0.00%, 02/25/2026 (a)(b)	Uplift	08/29/2025	65	62	63
343172649, 35.99%, 08/25/2027 (a)(b)	Uplift	08/29/2025	2,740	2,817	2,695
343173251, 29.99%, 02/25/2026 (a)(b)	Uplift	08/29/2025	60	62	60
343173327, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	267	274	265
343173364, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	140	144	140
343173375, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	181	187	181
343173985, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	74	76	74
343174015, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	491	505	488
343174030, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	419	431	417
343174044, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	386	397	386
343174251, 35.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	8,726	8,972	8,586
343174312, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,274	1,187	1,186
343174322, 35.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	6,432	6,613	6,359
343174395, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	57	59	57
343174554, 35.99%, 07/25/2026 (a)(b)	Uplift	08/29/2025	797	819	788
343174881, 14.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	115	119	115
343174948, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	93	95	92
343175008, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	2,738	2,578	2,574

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343175027, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	$1,179	$1,212	$1,165
343175058, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	59	60	59
343175240, 23.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,365	1,404	1,351
343175331, 21.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	686	705	679
343175879, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	265	273	263
343175911, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	283	291	43
343175978, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	146	139	140
343175992, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	211	217	209
343176000, 0.00%, 02/26/2027 (a)(b)	Uplift	08/29/2025	2,389	2,241	2,182
343176027, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	212	218	210
343176113, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	63	65	63
343176114, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	114	117	114
343176129, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	467	481	463
343176139, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	53	55	53
343176202, 14.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	307	315	306
343176252, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	964	899	899
343176273, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,108	1,139	1,099
343176347, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	478	492	474
343176381, 24.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	195	201	194
343176834, 35.99%, 11/26/2025 (a)(b)(j)	Uplift	08/29/2025	9	9	9
343176997, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	177	182	175
343177210, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	69	71	69
343177332, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	418	430	25
343177420, 18.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	989	1,017	994
343177425, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	364	375	363
343177430, 25.99%, 07/26/2026 (a)(b)(c)	Uplift	08/29/2025	2,086	2,145	237
343177515, 35.99%, 05/25/2026 (a)(b)	Uplift	08/29/2025	499	513	496
343178711, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	76	79	76
343178717, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	2,237	2,101	2,078
343178741, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,105	1,029	1,020
343178778, 27.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	443	456	440
343178960, 16.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	188	193	186
343179038, 33.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,549	1,592	1,525
343179058, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	443	456	439
343179106, 27.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	81	83	80
343179125, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	84	86	83
343179148, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	977	908	904
343179150, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	66	62	63
343179187, 33.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	9,783	10,058	9,627
343179329, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	721	666	662
343179355, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	226	232	225
343179380, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	96	99	96
343179385, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	903	839	834
343179393, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	325	334	324
343179455, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	57	59	58
343179485, 35.99%, 05/31/2026 (a)(b)	Uplift	08/29/2025	108	111	107
343179552, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	570	586	567
343179561, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	58	60	2
343180570, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	328	337	325
343180595, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	978	913	923
343180670, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	162	167	161
343180678, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,272	1,307	1,261
343180697, 35.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	2,709	2,785	2,667
343180742, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	250	257	248
343180818, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	138	142	139
343181022, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	946	946	939
343181108, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	83	85	83

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343181158, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	$568	$584	$565
343181186, 14.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	259	267	258
343181195, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	89	92	89
343181231, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	369	379	367
343181254, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	346	356	343
343181319, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	183	189	183
343181345, 23.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	841	864	832
343181422, 35.99%, 02/17/2026 (a)(b)	Uplift	08/29/2025	255	262	253
343181505, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	368	379	365
343181620, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	110	105	106
343181658, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,115	1,039	1,035
343181752, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	324	333	323
343181757, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	181	186	179
343181911, 0.00%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	560	509	180
343181963, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	706	674	669
343181974, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	220	226	219
343182719, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	231	210	219
343182869, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	193	174	182
343182910, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	800	750	767
343182977, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	157	161	156
343183057, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,096	1,021	1,012
343183197, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	134	137	133
343183216, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	234	240	20
343183222, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	72	74	72
343183299, 14.99%, 07/11/2026 (a)(b)	Uplift	08/29/2025	712	732	701
343183307, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	530	545	528
343183317, 21.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	311	320	311
343183367, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	466	479	462
343183522, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	322	296	305
343183556, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	409	420	406
343183706, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	174	179	172
343183805, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	206	211	205
343183819, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	728	748	722
343183849, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	129	132	27
343183951, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	203	209	202
343184032, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	186	191	185
343184109, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	51	52	50
343184135, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	960	987	950
343184178, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	260	268	262
343184236, 0.00%, 02/26/2027 (a)(b)	Uplift	08/29/2025	2,104	1,971	1,920
343184268, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	68	70	67
343184288, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	377	387	380
343184318, 21.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	500	514	498
343184387, 21.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	532	547	535
343184411, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	105	108	105
343184433, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	281	289	280
343184435, 0.00%, 02/19/2026 (a)(b)	Uplift	08/29/2025	433	401	415
343184503, 35.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	3,808	3,916	3,747
343184553, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	134	138	133
343184575, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	306	314	303
343184652, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	269	276	267
343184698, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	38	39	38
343184894, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	754	776	746
343184948, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	383	354	365
343185009, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	478	440	452
343185059, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	319	328	316
343185060, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	224	231	226

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343185078, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	$324	$333	$321
343185175, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,118	1,149	1,105
343185219, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	682	702	675
343185258, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	69	71	69
343185324, 29.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	2,552	2,624	2,512
343185330, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	74	77	74
343185345, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	69	71	69
343185408, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	177	182	177
343185431, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	177	159	166
343185534, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	65	67	65
343185590, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	152	156	151
343185591, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	1,493	1,535	1,480
343185668, 12.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	909	934	906
343185762, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	80	82	79
343185765, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	114	118	20
343185801, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	120	123	120
343185869, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	813	836	809
343185896, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	64	61	61
343185938, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	7,495	7,685	7,440
343185947, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	353	363	351
343185957, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	193	198	191
343186011, 21.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	2,540	2,611	2,503
343186072, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	95	98	95
343186148, 21.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	131	134	130
343186410, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	208	214	206
343186431, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	163	168	26
343186464, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,252	1,169	1,158
343186554, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	288	264	274
343186559, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	47	49	47
343186568, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	387	398	384
343186593, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	80	82	80
343186623, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	216	196	204
343186655, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	113	116	112
343186735, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	186	192	186
343186742, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	270	277	267
343186746, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	261	269	258
343186852, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	597	597	591
343186869, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	525	540	524
343186915, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	222	228	222
343187057, 21.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,500	1,542	1,484
343187141, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	68	70	68
343187149, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	846	792	809
343187208, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	485	498	481
343187242, 23.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	3,098	3,185	3,064
343187267, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	764	764	752
343187275, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	955	982	947
343187403, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	267	274	264
343187428, 35.99%, 05/31/2026 (a)(b)	Uplift	08/29/2025	379	389	376
343187481, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,751	1,641	1,633
343187538, 35.99%, 11/30/2025 (a)(b)(c)(j)	Uplift	08/29/2025	717	737	112
343187610, 21.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,525	1,568	1,509
343187622, 24.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,730	1,779	1,705
343187710, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	538	554	534
343187793, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,329	1,363	1,315
343187795, 33.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,314	1,351	1,297
343187801, 24.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	5,921	6,088	5,831
343187956, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	208	214	208

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343187981, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	$405	$416	$401
343188055, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	174	179	173
343188074, 33.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	914	940	906
343188287, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	293	302	291
343188297, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	139	143	139
343188300, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	996	1,025	985
343188308, 14.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	401	412	398
343188527, 35.99%, 05/26/2026 (a)(b)(c)	Uplift	08/29/2025	261	269	116
343188614, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	441	410	422
343188621, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	435	447	431
343188624, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	95	98	95
343188677, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	206	211	50
343188734, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	44	45	43
343188861, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	99	102	99
343188882, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	237	243	235
343188913, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	556	572	551
343188986, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	217	223	217
343189053, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	714	734	709
343189064, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	495	509	492
343189077, 35.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	5,582	5,739	5,498
343189098, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	556	572	554
343189111, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	797	738	732
343189133, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,804	1,694	1,690
343189177, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,573	1,472	1,458
343189217, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,252	1,170	1,160
343189288, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	545	545	538
343189310, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	41	42	41
343189313, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	119	123	119
343189447, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	619	637	614
343189499, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,730	1,621	1,612
343189527, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	209	215	208
343189531, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	127	131	126
343189609, 16.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	233	240	231
343189697, 24.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	257	265	255
343189738, 0.00%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,643	1,534	1,503
343189865, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	57	59	57
343189899, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	110	113	110
343189918, 24.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	67	69	67
343190067, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	80	82	80
343190167, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	34	35	33
343190245, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	974	905	902
343190282, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	272	280	269
343190329, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	963	990	956
343190351, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,117	1,148	1,105
343190394, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	1,206	1,142	1,132
343190404, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	76	78	77
343190409, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	764	786	756
343190524, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	357	367	357
343190603, 25.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	457	470	461
343190607, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	210	216	208
343190614, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	198	204	197
343190642, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	423	435	420
343190696, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	1,576	1,484	1,511
343190759, 23.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	810	833	802
343190776, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	73	75	73
343190788, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	618	635	612
343190879, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	128	132	128

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343190921, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	$59	$61	$59
343190961, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	759	780	64
343191001, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	82	84	81
343191011, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	493	507	490
343191225, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	37	39	37
343191253, 35.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	2,803	2,877	2,771
343191454, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	222	228	221
343191487, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	98	101	98
343191577, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	1,237	1,271	1,231
343191673, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	60	61	59
343191694, 14.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	192	198	191
343191749, 16.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	385	395	381
343192838, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	110	113	109
343192844, 35.99%, 05/26/2026 (a)(b)(c)	Uplift	08/29/2025	399	411	96
343192952, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	233	240	14
343193093, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	185	175	176
343193132, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	89	91	89
343193257, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,018	956	977
343193344, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	438	451	436
343193369, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	48	49	48
343193515, 24.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	163	167	161
343193592, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	133	126	128
343193726, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	967	899	896
343193771, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	139	143	139
343193816, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	185	190	184
343193842, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	311	320	308
343193893, 21.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	194	200	193
343193917, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	194	199	194
343193975, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	235	242	234
343193991, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,378	1,288	1,276
343194026, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	822	845	813
343194105, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	879	823	844
343194137, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	82	84	82
343194316, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	80	76	77
343194370, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	56	57	55
343194410, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	174	179	173
343194432, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	450	463	449
343194447, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	176	181	176
343194458, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	445	458	442
343194506, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	87	90	18
343194672, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	354	364	353
343194698, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	327	337	324
343194765, 27.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	2,217	2,279	2,182
343194798, 18.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	100	103	100
343195067, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	30	31	30
343195296, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	398	410	398
343195309, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	37	38	37
343195408, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	151	144	146
343195548, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	176	181	175
343195564, 27.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	2,245	2,308	2,225
343195595, 19.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	2,954	3,038	2,912
343195644, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	287	295	48
343195875, 21.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	33	34	33
343195943, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	170	175	169
343195956, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	241	247	239
343196035, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	77	79	77
343196050, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	588	543	545

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343196189, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	$178	$183	$176
343196251, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	116	120	116
343196308, 23.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	4,438	4,562	4,372
343196389, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	319	328	316
343196438, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	525	540	527
343196514, 29.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	854	878	845
343196583, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	202	208	201
343196734, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	979	915	926
343196764, 23.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	448	461	444
343196823, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	66	67	65
343196842, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,062	1,092	1,050
343196912, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	881	906	880
343196968, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	307	287	299
343197019, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	405	417	403
343197076, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	36	37	35
343197120, 0.00%, 02/26/2027 (a)(b)	Uplift	08/29/2025	2,721	2,554	2,501
343197132, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	153	158	153
343197263, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,597	1,495	1,488
343197399, 29.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	836	859	826
343197439, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	798	821	789
343197599, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	267	274	264
343197713, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	339	312	323
343197771, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	176	158	165
343197787, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	147	151	146
343197812, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	454	466	449
343197831, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,393	1,302	1,290
343197833, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	165	169	164
343197835, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,328	1,365	1,313
343197850, 14.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	216	223	215
343197877, 19.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,042	1,071	1,031
343197886, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	115	119	115
343197919, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	111	114	110
343197984, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	112	115	111
343198052, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	190	195	189
343198077, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	87	90	87
343198082, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	182	187	181
343198088, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	213	193	201
343198214, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	296	304	298
343198391, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	81	84	81
343198496, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	850	874	841
343198652, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	550	566	143
343198680, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	303	312	300
343198746, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	668	687	665
343198940, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	386	396	385
343198994, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	80	82	80
343199121, 18.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	190	195	188
343199162, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	97	100	97
343199291, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	555	571	123
343199412, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	163	167	162
343199475, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	38	39	37
343199573, 35.99%, 05/26/2026 (a)(b)(c)	Uplift	08/29/2025	338	347	39
343199583, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	384	395	381
343199597, 21.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	89	91	88
343199599, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	85	88	85
343199626, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	265	272	263
343199675, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	273	281	271
343199687, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	480	494	476

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343199717, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	$151	$155	$150
343199767, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	207	213	206
343199951, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	626	584	597
343199993, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	45	46	5
343200048, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	164	169	163
343200073, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	466	479	462
343200150, 16.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	243	250	241
343200153, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	90	93	90
343200233, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	420	432	416
343200248, 14.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	63	65	63
343200406, 14.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	282	290	280
343200433, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	204	210	31
343200514, 35.99%, 05/26/2026 (a)(b)(c)	Uplift	08/29/2025	753	774	87
343200518, 33.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,030	1,059	1,018
343200654, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	111	115	112
343200658, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	77	79	76
343200683, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	198	203	197
343200686, 35.99%, 05/26/2026 (a)(b)(c)	Uplift	08/29/2025	2,357	2,423	273
343200745, 18.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	117	120	116
343200749, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,289	1,325	1,274
343200769, 27.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	264	271	262
343200818, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	144	148	143
343200834, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	358	368	355
343200835, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	106	109	105
343200979, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	731	752	723
343201089, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	115	119	115
343201114, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	411	422	409
343201131, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	63	64	62
343201152, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,086	1,116	1,074
343201178, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	346	355	343
343201220, 24.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	143	147	142
343201233, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	461	474	457
343201353, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	67	68	66
343201370, 14.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	4,452	4,578	4,390
343201375, 19.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	453	466	98
343201464, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	218	224	216
343201479, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	175	180	173
343201553, 14.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	73	75	73
343201637, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	477	490	475
343201732, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	128	132	127
343201747, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	257	264	256
343201757, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	64	66	64
343201838, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	243	250	242
343202064, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	144	148	143
343202079, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	63	65	63
343202109, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	596	613	592
343202116, 14.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	27	28	27
343202154, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	692	712	689
343202183, 24.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	357	367	356
343202239, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	133	137	133
343202288, 24.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	184	190	184
343202309, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	280	257	265
343202326, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	46	47	46
343202374, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	190	195	189
343202375, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	233	240	231
343202511, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	175	179	174
343202748, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	76	78	76

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343202775, 27.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	$189	$194	$187
343202853, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	351	361	348
343202905, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	143	147	143
343202961, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	50	52	50
343202965, 35.99%, 06/02/2026 (a)(b)	Uplift	08/29/2025	473	486	465
343203020, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	228	207	215
343203079, 29.99%, 12/26/2026 (a)(b)	Uplift	08/29/2025	1,669	1,716	1,643
343203143, 33.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	837	861	828
343203148, 16.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	260	268	258
343203222, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	121	125	121
343203253, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	87	89	86
343203315, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	192	197	191
343203333, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	216	222	214
343203360, 35.99%, 06/01/2026 (a)(b)	Uplift	08/29/2025	270	277	265
343203387, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	702	722	698
343203506, 21.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	192	198	194
343203602, 18.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	2,670	2,745	2,630
343203634, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	220	226	219
343204236, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	137	140	136
343204305, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	104	107	104
343204338, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	226	205	213
343204373, 12.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	930	956	920
343204425, 23.99%, 02/11/2026 (a)(b)	Uplift	08/29/2025	67	69	67
343204516, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	448	412	420
343204591, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	142	146	141
343204606, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	300	309	298
343204630, 25.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	942	969	932
343204715, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	90	92	89
343204747, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	554	569	550
343204748, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	260	238	246
343204792, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	224	230	222
343205289, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	934	867	865
343205461, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	162	167	162
343205551, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	115	119	115
343205554, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	111	114	110
343205645, 27.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	371	381	44
343206198, 33.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	8,523	8,763	8,425
343206231, 33.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	222	228	220
343206298, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	203	184	191
343206366, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	841	865	838
343206479, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	95	97	94
343206526, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	350	360	353
343207376, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	57	58	56
343207570, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	171	176	170
343207598, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	365	333	340
343207625, 14.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	778	800	770
343210159, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	248	255	247
343212566, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	790	813	782
343212746, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	130	134	23
343217368, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	34	34	33
343220849, 35.99%, 05/26/2026 (a)(b)(c)	Uplift	08/29/2025	320	329	152
343221249, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	257	264	259
343224063, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,313	1,227	1,215
343224339, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,670	1,565	1,548
343224676, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	24	25	6
343225371, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	889	914	895
343226765, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	179	184	178

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343227437, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	$253	$260	$251
343228427, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,022	953	953
343228822, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	141	135	136
343229938, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	510	524	507
343230255, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	147	151	147
343231344, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	129	133	26
343231480, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,263	1,179	1,174
343232059, 29.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	4,053	4,167	4,054
343234998, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	281	289	278
343235056, 29.99%, 12/26/2026 (a)(b)	Uplift	08/29/2025	2,151	2,211	2,120
343240380, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	205	211	204
343243986, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	28	29	28
343245463, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	28	29	28
343247028, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,125	1,050	1,044
343247090, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	115	118	114
343248816, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	184	189	182
343251740, 35.99%, 05/26/2026 (a)(b)(c)	Uplift	08/29/2025	538	554	140
343252074, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	381	391	379
343252912, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,006	1,034	995
343254436, 33.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	3,099	3,186	3,064
343254824, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	149	153	149
343254933, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	61	63	61
343255508, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	43	45	43
343257271, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	207	212	206
343257373, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	188	194	187
343257447, 23.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	7,411	7,619	7,299
343265279, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	50	51	50
343266532, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	966	898	891
343269070, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	158	162	157
343269477, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	446	458	442
343269965, 18.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,374	1,412	1,354
343272740, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	974	905	902
343272741, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	180	185	178
343273486, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	486	500	484
343273581, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	833	833	820
343273894, 19.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,675	1,722	1,651
343274046, 16.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	259	267	257
343274142, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	174	179	173
343274436, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	281	289	280
343274956, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	87	89	87
343275307, 33.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	194	199	192
343276860, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	1,858	1,910	1,843
343279453, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	299	308	298
343279645, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	59	61	59
343279726, 35.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	2,808	2,886	2,762
343279947, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	2,729	2,564	2,557
343280246, 24.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,581	1,625	1,557
343280518, 27.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	221	227	219
343282354, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	460	472	457
343283675, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	445	458	443
343284205, 35.99%, 03/05/2027 (a)(b)	Uplift	08/29/2025	1,902	1,956	1,884
343285241, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	613	613	606
343285580, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	150	154	149
343286074, 21.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	959	986	949
343286745, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	467	480	463
343288030, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	296	305	294
343288572, 18.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	33	34	33

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343289433, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	$219	$209	$211
343289761, 0.00%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	2,638	2,477	879
343290184, 35.99%, 08/26/2026 (a)(b)	Uplift	08/29/2025	1,217	1,251	1,220
343290204, 12.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	615	632	610
343290540, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	272	280	23
343291299, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	749	693	688
343291843, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	178	183	177
343291845, 24.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	91	94	91
343291869, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,494	1,397	1,391
343292044, 19.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	876	901	867
343292837, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	235	242	234
343293865, 35.99%, 08/31/2027 (a)(b)	Uplift	08/29/2025	4,160	4,277	4,101
343293952, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	325	334	323
343294000, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	169	173	168
343294575, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	92	94	91
343295428, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	205	211	204
343295845, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	116	119	116
343296398, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	190	171	179
343296468, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	12	12	11
343296611, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	83	86	83
343296803, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	257	234	244
343297171, 35.99%, 07/26/2026 (a)(b)(c)	Uplift	08/29/2025	1,240	1,275	525
343298728, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	83	85	83
343299319, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	459	472	455
343299387, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	226	233	224
343300058, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	2,158	2,159	2,136
343300311, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	62	64	62
343300467, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,144	1,066	1,062
343301824, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	51	52	51
343302377, 21.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	3,555	3,655	3,530
343302392, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	83	86	83
343302711, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	429	442	425
343302887, 19.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	769	790	761
343302999, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	551	566	546
343303075, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	556	512	516
343303295, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	271	278	269
343303867, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,002	932	929
343303960, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	911	937	907
343304106, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	127	131	127
343304269, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	498	512	493
343304590, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	452	465	448
343305321, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	934	961	924
343305340, 18.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	45	46	45
343305803, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	92	95	92
343305949, 27.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	2,510	2,580	2,471
343307203, 24.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	101	104	101
343307344, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	488	502	483
343307928, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	432	444	429
343307977, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	372	382	368
343308866, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	307	315	305
343308965, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	168	173	167
343309090, 35.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	2,169	2,230	2,136
343309427, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	111	105	106
343309670, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	751	694	690
343309751, 24.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	11,177	11,491	11,007
343311692, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	98	101	97
343312482, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	309	280	286

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343313781, 12.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	$693	$712	$690
343313886, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	191	196	190
343315789, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	170	175	168
343316104, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	395	406	392
343316162, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	993	927	938
343316413, 27.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	267	275	265
343316424, 33.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	899	924	892
343316806, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	974	905	902
343318136, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	58	60	58
343319964, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	990	1,018	979
343320095, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	4,323	4,075	4,026
343321055, 35.99%, 05/31/2026 (a)(b)	Uplift	08/29/2025	373	384	371
343321633, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	62	59	60
343322884, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	145	149	30
343323533, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	93	85	90
343324007, 16.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	220	227	219
343324416, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	42	43	42
343324837, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	556	512	516
343324920, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	275	283	274
343325478, 29.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	609	626	603
343325713, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	450	463	452
343326270, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	338	348	339
343327976, 0.00%, 07/26/2026 (a)(b)(c)	Uplift	08/29/2025	1,024	945	333
343328315, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	279	287	277
343328630, 25.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	2,265	2,329	2,241
343328886, 24.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,124	1,155	1,112
343329178, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	89	92	89
343329357, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	46	47	46
343329426, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	1,499	1,404	1,402
343329731, 21.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	206	212	204
343329902, 24.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	3,957	4,068	3,898
343330809, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	140	144	139
343330855, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	85	87	85
343331404, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	114	117	113
343331811, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	122	125	121
343332049, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,845	1,730	1,711
343332142, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	147	151	148
343332516, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	338	323	326
343332641, 24.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	366	377	363
343332714, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	507	521	502
343332727, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	112	116	112
343332846, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	59	61	59
343332960, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	268	276	100
343335112, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	352	362	351
343336558, 23.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	990	1,018	976
343337867, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	382	393	378
343337944, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	334	307	318
343338590, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	1,438	1,371	1,361
343338618, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	235	242	234
343338696, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	477	491	475
343339463, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,002	932	929
343339576, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	293	301	290
343339824, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	91	94	91
343340362, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	287	295	284
343340880, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,034	1,064	1,023
343341035, 23.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	435	448	92
343341269, 0.00%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	544	529	92

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343341431, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	$100	$103	$100
343342216, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	862	886	853
343342568, 24.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	509	523	512
343342840, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	88	91	88
343343609, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	357	367	354
343343776, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,145	1,068	1,058
343343927, 24.99%, 08/26/2026 (a)(b)	Uplift	08/29/2025	3,102	3,189	3,070
343344652, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,058	985	981
343344798, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	816	839	813
343345183, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	393	404	390
343345398, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	310	318	307
343345440, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	59	61	59
343345948, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	667	623	639
343346880, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	841	864	837
343347330, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	288	297	287
343347335, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	307	316	304
343348393, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	882	907	875
343348424, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	83	85	83
343348644, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	334	307	318
343348951, 21.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	170	175	169
343349147, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	215	221	214
343349923, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	216	222	214
343351446, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	333	306	317
343352244, 35.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,108	1,139	1,099
343352352, 21.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	117	120	118
343353645, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	192	198	191
343354518, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	115	118	114
343354555, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	204	209	201
343355777, 29.99%, 05/26/2026 (a)(b)(c)	Uplift	08/29/2025	354	364	37
343356259, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	247	254	245
343356463, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	204	210	203
343357207, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	593	610	588
343357705, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	6,974	7,170	6,913
343358709, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	252	259	251
343359192, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	1,011	945	954
343359201, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	441	453	439
343359819, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	608	625	605
343360106, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	73	75	22
343360111, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	474	436	444
343360860, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	57	59	57
343362241, 35.99%, 07/30/2026 (a)(b)	Uplift	08/29/2025	580	596	577
343362510, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	219	225	217
343362867, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,098	1,023	1,019
343362900, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	791	813	787
343362984, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	840	783	788
343363342, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	323	332	320
343363396, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	316	324	317
343363442, 0.00%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	207	196	84
343363455, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	511	525	134
343363833, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	173	155	163
343363925, 0.00%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,765	1,650	1,608
343364384, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	191	173	180
343365193, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	49	51	49
343366044, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,914	1,968	1,892
343367379, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	407	418	403
343367713, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	1,715	1,763	1,699
343367916, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	922	946	914

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343368107, 29.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	$758	$780	$750
343368149, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	136	128	130
343368303, 16.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	294	302	291
343368324, 35.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	3,119	3,207	3,067
343368972, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	272	279	270
343369173, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	68	70	68
343370858, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	242	249	240
343372432, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	541	556	536
343372651, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	383	394	383
343372887, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	118	122	118
343373053, 21.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	76	78	75
343373244, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	231	238	230
343374031, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,516	1,418	1,404
343374213, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	217	223	216
343374464, 35.99%, 07/26/2026 (a)(b)(c)	Uplift	08/29/2025	868	893	384
343375243, 35.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,666	1,713	1,640
343375664, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	242	249	243
343376321, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	58	60	58
343376428, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	61	63	61
343377075, 21.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	3,076	3,163	3,030
343377753, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	199	205	198
343377967, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	161	166	161
343377986, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	248	226	235
343378726, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	183	188	182
343379078, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	890	826	824
343379478, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	122	126	122
343379600, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	178	183	177
343379960, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	47	49	10
343380592, 12.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	440	452	438
343381322, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	66	67	65
343382035, 0.00%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,962	1,836	1,799
343382166, 0.00%, 02/26/2027 (a)(b)	Uplift	08/29/2025	958	898	914
343382239, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	142	146	23
343382432, 21.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	705	725	698
343382645, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	151	155	23
343382693, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	207	213	205
343382896, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	100	103	100
343383015, 27.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	4,397	4,520	4,349
343383055, 23.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	3,135	3,223	3,087
343383199, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	79	81	78
343383530, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	3,644	3,625	3,578
343384582, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,078	1,001	990
343384625, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	598	552	554
343386182, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	804	747	748
343386192, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,204	1,123	1,113
343386844, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	259	266	256
343386927, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	709	655	655
343387032, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	918	853	846
343389211, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	121	124	121
343389235, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	155	160	154
343389622, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	106	109	105
343392223, 24.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	5,365	5,516	5,283
343392564, 18.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,173	1,206	1,161
343392614, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	586	602	583
343392926, 21.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	255	263	254
343393074, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	132	136	132
343393243, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	15	16	15

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343393444, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	$161	$165	$160
343394032, 29.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	1,815	1,866	1,786
343394806, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	149	153	148
343395359, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	141	145	141
343396333, 23.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	24	24	6
343396912, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,255	1,173	1,167
343397187, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,786	1,674	1,665
343397571, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	1,033	964	964
343397593, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	172	177	171
343397797, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	591	607	588
343397811, 35.99%, 07/26/2026 (a)(b)(c)	Uplift	08/29/2025	1,351	1,389	287
343397900, 14.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	446	459	444
343398150, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,185	1,105	1,101
343398151, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	28	28	28
343398192, 24.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	858	883	849
343399125, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	47	48	47
343399419, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,073	999	996
343400118, 21.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	337	346	335
343400582, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	239	245	237
343400925, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	97	100	97
343401114, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	51	53	51
343401845, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	165	170	164
343401957, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	99	102	99
343401966, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	171	176	170
343402176, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	178	183	176
343402706, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	778	728	743
343402712, 23.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,128	1,160	1,119
343402856, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	630	630	620
343403199, 21.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	693	712	682
343403453, 21.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	108	111	107
343403627, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	155	159	13
343404689, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	87	89	87
343405606, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	262	269	260
343405793, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	52	53	51
343406388, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	909	853	873
343406477, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	199	205	198
343406754, 18.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	109	112	108
343406806, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	125	128	124
343406871, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,329	1,240	1,238
343406981, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	36	36	35
343407061, 35.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	2,352	2,418	2,314
343407860, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	156	147	149
343407864, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	278	251	257
343408317, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	1,076	1,010	1,030
343408420, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	89	92	89
343408598, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	83	79	80
343409646, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	364	374	362
343409977, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	1,414	1,453	539
343410238, 18.99%, 12/26/2026 (a)(b)	Uplift	08/29/2025	1,323	1,360	1,305
343410366, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	212	218	211
343410471, 29.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	947	974	936
343410886, 29.99%, 07/30/2026 (a)(b)	Uplift	08/29/2025	813	836	810
343412243, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	68	70	68
343412247, 33.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	68	70	68
343412961, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	291	267	276
343413017, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	236	243	238
343413117, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,474	1,378	1,365

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343413995, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	$2,472	$2,326	$2,330
343414594, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	544	559	542
343414757, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	52	54	52
343415113, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	677	624	623
343415480, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	2,914	2,996	2,882
343415798, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,261	1,296	1,247
343416185, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	145	149	144
343416276, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	599	554	563
343416708, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	128	131	127
343416937, 23.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	251	258	249
343417370, 35.99%, 11/26/2025 (a)(b)(j)	Uplift	08/29/2025	8	9	8
343417789, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	89	85	86
343418127, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	1,010	982	982
343418235, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	319	294	303
343418671, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	49	51	49
343418800, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	723	670	672
343419194, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	625	642	619
343419300, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	953	886	883
343420149, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	79	81	78
343420193, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	253	260	251
343420419, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	101	104	100
343421224, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	142	135	137
343421502, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	95	98	95
343421874, 18.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,991	2,047	1,968
343422151, 35.99%, 06/10/2026 (a)(b)	Uplift	08/29/2025	409	421	402
343422399, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	141	145	141
343422501, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	756	699	694
343423814, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	272	280	44
343424045, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,179	1,104	1,113
343424153, 35.99%, 02/28/2027 (a)(b)	Uplift	08/29/2025	2,141	2,201	2,113
343424228, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	644	597	605
343424349, 19.99%, 12/26/2026 (a)(b)	Uplift	08/29/2025	4,264	4,384	4,205
343424411, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	135	138	134
343424417, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	258	265	255
343424566, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	250	257	15
343424683, 18.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,506	1,548	1,490
343425333, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	502	516	497
343426299, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	197	202	196
343426376, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	171	176	169
343426563, 16.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	475	489	471
343427457, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	330	339	327
343427893, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	48	49	48
343427951, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	610	563	565
343428489, 29.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	850	874	841
343429911, 21.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	36	37	36
343430039, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	220	200	207
343430680, 33.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	905	931	909
343430747, 24.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	42	44	42
343430937, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	101	104	100
343431705, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	190	195	189
343432939, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	722	743	715
343432977, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	3,510	3,306	3,284
343433570, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	98	101	98
343434936, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	589	549	562
343435167, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	239	218	226
343436252, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	392	403	390
343436338, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	164	168	162

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343436625, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	$796	$796	$784
343437823, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,040	1,069	1,028
343437912, 0.00%, 05/26/2026 (a)(b)	Uplift	08/29/2025	1,114	1,038	1,044
343438556, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	1,050	1,080	1,048
343438625, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	173	155	163
343438761, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	137	141	137
343439051, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	41	42	40
343439762, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	66	68	66
343441009, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	786	727	726
343441275, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	426	438	422
343441363, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	444	408	415
343441425, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	278	286	277
343441588, 24.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	96	99	96
343442001, 14.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	93	95	92
343442227, 21.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	720	741	713
343442832, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	43	44	43
343444213, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	61	63	61
343444924, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	103	106	103
343445023, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	290	298	289
343445119, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	801	823	67
343445301, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	376	387	15
343445525, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	229	235	227
343445656, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,444	1,484	1,432
343446412, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	325	334	46
343446593, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	293	302	292
343447634, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	140	133	134
343448169, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	243	221	230
343450041, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	254	261	252
343451042, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	931	873	891
343451507, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	83	86	83
343451611, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	2,377	2,444	2,358
343451971, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	304	312	301
343452084, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,132	1,080	1,069
343452383, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	45	47	45
343452425, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	105	108	104
343452639, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	230	236	229
343453079, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	225	204	213
343453328, 35.99%, 08/30/2027 (a)(b)	Uplift	08/29/2025	2,544	2,616	2,521
343453570, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	478	492	473
343453763, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	50	51	49
343454215, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	65	67	65
343454506, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	91	93	91
343455899, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	69	71	68
343457042, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,346	1,383	1,334
343457268, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	480	493	476
343458336, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	613	630	610
343458798, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	337	346	334
343459038, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	35	36	35
343459150, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	464	477	462
343459801, 24.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	201	206	200
343461109, 29.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	2,847	2,927	2,803
343461553, 33.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	461	474	458
343462159, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,106	1,030	1,021
343462926, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,055	982	974
343464250, 25.99%, 07/31/2026 (a)(b)	Uplift	08/29/2025	91	93	91
343464296, 0.00%, 07/26/2026 (a)(b)	Uplift	08/29/2025	2,057	1,931	1,910
343465133, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	358	368	354

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343465474, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	$1,441	$1,482	$1,452
343466545, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	473	486	471
343466992, 33.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	971	998	960
343469695, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	39	41	39
343470420, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	2,139	2,200	2,121
343470605, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	110	113	109
343470659, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	593	609	591
343470881, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	219	225	217
343471402, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	459	472	455
343471662, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	57	58	57
343471735, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	181	186	32
343473388, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	527	542	522
343473433, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	55	57	55
343473624, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	132	136	132
343473663, 12.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	5,092	5,236	5,020
343474733, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	382	393	51
343475099, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	537	552	534
343475262, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	211	217	210
343476100, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	418	430	416
343477395, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	83	85	83
343477651, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	247	254	245
343479203, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	99	102	24
343479549, 21.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	221	227	219
343481945, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	296	304	294
343482073, 19.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	953	979	943
343483096, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	58	60	58
343483463, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	252	259	250
343484613, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	76	78	9
343484925, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	89	91	89
343486349, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	871	896	861
343487842, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	328	337	330
343488970, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	1,542	1,542	1,518
343489934, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	201	207	200
343489994, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	380	391	380
343490011, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	70	72	70
343490696, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	782	804	773
343490943, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	46	48	46
343491132, 29.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,535	1,578	1,510
343491724, 24.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	88	90	(4)
343491952, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	57	59	57
343491965, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	216	222	215
343492374, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	90	92	14
343492380, 19.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,144	1,176	1,132
343493625, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	72	75	72
343493676, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	347	356	344
343494556, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	265	273	263
343494830, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	56	57	55
343495240, 16.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	2,309	2,374	2,277
343495675, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	67	69	67
343495870, 29.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	2,704	2,780	2,664
343495912, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	273	280	270
343496622, 14.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	359	369	356
343497141, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	136	140	135
343497300, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	175	179	173
343497496, 24.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	260	268	258
343499241, 14.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	51	53	51
343499850, 35.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	2,167	2,228	2,168

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343501251, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	$876	$901	$872
343502079, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	782	803	770
343502413, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	259	266	256
343502913, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	98	101	98
343502943, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	63	65	63
343503015, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,271	1,306	1,275
343503073, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	608	626	603
343503241, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	208	214	207
343503536, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	46	47	45
343503543, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	114	118	114
343503674, 24.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	2,796	2,875	2,770
343503772, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	46	47	46
343504566, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	829	853	826
343504789, 16.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	2,013	2,070	1,985
343504801, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	438	450	435
343505833, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	235	242	234
343506473, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	147	152	147
343506864, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	1,050	1,079	1,041
343506892, 19.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	206	212	204
343507663, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	182	187	180
343507845, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	244	251	242
343509251, 14.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	236	242	234
343510876, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	271	279	268
343511928, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	264	272	262
343512078, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	379	390	376
343512870, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	245	252	243
343513436, 29.99%, 02/15/2026 (a)(b)	Uplift	08/29/2025	236	242	233
343513482, 35.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,200	1,234	1,188
343514576, 35.99%, 05/26/2026 (a)(b)(c)	Uplift	08/29/2025	266	274	136
343515220, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	501	515	169
343515301, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	151	156	150
343515963, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	114	117	113
343516723, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	342	352	344
343517933, 35.99%, 05/26/2026 (a)(b)(c)	Uplift	08/29/2025	390	401	172
343518430, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	39	40	39
343518975, 21.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	306	315	305
343519051, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	796	818	787
343519482, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	112	115	112
343520143, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	106	109	106
343520367, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	60	61	59
343520677, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	540	555	535
343520751, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	47	49	48
343521390, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	356	366	147
343521494, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	62	63	61
343521667, 35.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	2,995	3,079	2,948
343521669, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,010	1,038	1,000
343521713, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	148	152	147
343523842, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	376	386	374
343523855, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	239	245	236
343526035, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	185	190	184
343526257, 21.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	424	436	420
343526267, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	75	78	75
343526577, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	243	250	242
343527015, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	151	156	151
343527539, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	307	316	306
343528258, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	209	215	208
343528333, 12.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	4,859	4,996	4,792

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343528432, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	$421	$433	$420
343528450, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	2,233	2,234	2,199
343528484, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	194	199	192
343529030, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	883	883	869
343529079, 33.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,007	1,035	991
343530411, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	42	43	42
343531621, 21.99%, 12/26/2026 (a)(b)	Uplift	08/29/2025	4,706	4,838	4,640
343531965, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	70	72	70
343532722, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	66	67	65
343532809, 12.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	4,388	4,512	4,327
343534006, 12.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	853	877	845
343535192, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	68	70	8
343535438, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	538	554	536
343535456, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	298	306	295
343535764, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	129	132	128
343535931, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	208	214	206
343536336, 21.99%, 12/26/2026 (a)(b)	Uplift	08/29/2025	3,161	3,249	3,117
343536362, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	212	218	214
343537221, 35.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	2,635	2,709	2,593
343537371, 12.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	833	856	824
343537530, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	266	274	266
343538687, 18.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	133	137	133
343540447, 23.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	793	815	784
343541116, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	308	316	307
343541394, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	167	172	166
343541416, 14.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	266	273	264
343541665, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	93	96	93
343542335, 29.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	270	277	268
343542982, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	585	602	583
343543511, 35.99%, 05/26/2026 (a)(b)(c)	Uplift	08/29/2025	341	350	147
343545215, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	493	507	492
343545819, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	282	290	280
343545821, 19.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	298	307	296
343546754, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	137	141	136
343547982, 21.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	241	248	239
343548440, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	174	179	173
343548605, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	230	237	229
343549329, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	222	228	220
343550079, 16.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	92	95	92
343551091, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	217	223	215
343551101, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	217	223	216
343552147, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	168	173	168
343552492, 35.99%, 11/26/2025 (a)(b)(c)(j)	Uplift	08/29/2025	87	90	3
343552611, 12.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	706	726	704
343552683, 23.99%, 02/26/2027 (a)(b)	Uplift	08/29/2025	1,705	1,753	1,680
343553509, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	300	308	297
343554415, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	1,419	1,458	594
343554845, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,008	1,037	997
343554846, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	502	516	498
343555335, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	162	166	161
343555461, 35.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	5,185	5,331	5,183
343556584, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	251	258	250
343557399, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	2,120	2,179	2,101
343560080, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	332	342	330
343560525, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	93	96	93
343561723, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	144	148	143
343561845, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	46	47	46

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343561981, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	$173	$178	$172
343562008, 21.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	339	349	338
343562164, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	245	252	242
343562785, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	407	418	405
343562995, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	234	240	231
343563098, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	85	81	83
343563489, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	280	288	278
343564137, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	212	218	211
343564816, 35.99%, 05/26/2026 (a)(b)(c)	Uplift	08/29/2025	450	463	117
343565125, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	440	452	439
343565208, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	81	83	80
343565617, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	341	351	338
343567650, 0.00%, 08/26/2026 (a)(b)	Uplift	08/29/2025	2,050	1,977	1,939
343568243, 18.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,235	1,270	1,222
343569412, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	223	229	222
343569995, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	327	312	316
343570655, 29.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	1,178	1,211	1,175
343571702, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	42	43	42
343571770, 33.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	233	239	231
343572351, 0.00%, 02/26/2026 (a)(b)	Uplift	08/29/2025	148	148	146
343572974, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	246	253	243
343575501, 14.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	130	134	130
343577125, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	222	228	220
343578261, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	111	115	27
343578517, 35.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,914	1,968	1,893
343579787, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	121	125	121
343579802, 33.99%, 08/26/2027 (a)(b)	Uplift	08/29/2025	3,282	3,374	3,230
343580387, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	270	277	269
343580421, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	1,751	1,800	1,735
343580440, 29.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	270	277	267
343580499, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	30	31	30
343580974, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	311	320	310
343580992, 19.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	60	61	59
343581429, 35.99%, 02/26/2026 (a)(b)(c)	Uplift	08/29/2025	181	186	74
343581711, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	128	132	128
343581914, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	53	54	52
343583033, 23.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	322	331	321
343583654, 21.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	1,142	1,174	1,130
343584001, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	162	167	162
343584604, 35.99%, 05/26/2026 (a)(b)	Uplift	08/29/2025	221	227	219
343584721, 33.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	739	760	735
343585408, 23.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	51	53	51
343586279, 21.99%, 07/26/2026 (a)(b)	Uplift	08/29/2025	1,331	1,369	1,319
343586443, 35.99%, 11/27/2025 (a)(b)(c)(j)	Uplift	08/29/2025	110	113	23
343586467, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	33	34	33
343586759, 23.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	268	276	267
343586936, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	97	100	97
343587260, 35.99%, 02/26/2026 (a)(b)	Uplift	08/29/2025	76	78	75
343587745, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	240	247	240
343588748, 19.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	310	319	307
343589593, 35.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	277	285	274
343590041, 0.00%, 02/27/2026 (a)(b)	Uplift	08/29/2025	740	740	729
343590261, 29.99%, 08/27/2027 (a)(b)	Uplift	08/29/2025	2,849	2,929	2,804
343590416, 23.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	149	153	148
343590518, 29.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	388	399	386
343590641, 18.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	318	326	316
343590831, 0.00%, 02/27/2026 (a)(b)	Uplift	08/29/2025	553	553	545

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343591624, 35.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	$480	$494	$483
343591963, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	45	47	45
343592052, 35.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	251	258	248
343592070, 16.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	185	190	184
343592430, 35.99%, 11/27/2025 (a)(b)(c)(j)	Uplift	08/29/2025	22	22	4
343592535, 29.99%, 02/17/2026 (a)(b)	Uplift	08/29/2025	797	820	790
343592907, 23.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	960	987	957
343592935, 35.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	376	386	371
343593101, 24.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	65	67	65
343593428, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	258	265	257
343593678, 35.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	575	591	573
343594361, 16.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	237	244	235
343594585, 19.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	120	123	119
343594771, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	95	97	94
343595199, 35.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	707	727	704
343596037, 29.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	92	95	92
343596936, 35.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	248	255	246
343597086, 35.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	744	765	736
343597200, 19.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	65	66	64
343597524, 35.99%, 11/27/2025 (a)(b)(c)(j)	Uplift	08/29/2025	70	72	10
343597775, 35.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	353	363	351
343597817, 35.99%, 11/27/2025 (a)(b)(j)	Uplift	08/29/2025	9	10	9
343597987, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	110	113	110
343598409, 35.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	271	278	268
343599036, 35.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	192	197	190
343599216, 14.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	97	99	96
343600110, 33.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	171	176	170
343600362, 29.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	35	36	35
343600373, 35.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	280	288	277
343600445, 12.99%, 02/27/2027 (a)(b)	Uplift	08/29/2025	3,583	3,684	3,533
343600880, 12.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	1,105	1,136	1,094
343601379, 35.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	1,091	1,121	1,079
343601850, 24.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	334	344	333
343602690, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	60	61	59
343602841, 19.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	409	420	405
343602937, 19.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	1,248	1,284	1,242
343603060, 0.00%, 02/27/2026 (a)(b)	Uplift	08/29/2025	917	917	903
343603076, 35.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	720	740	712
343603246, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	272	280	271
343603298, 0.00%, 02/27/2026 (a)(b)	Uplift	08/29/2025	414	395	399
343603419, 29.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	462	475	460
343603492, 0.00%, 02/27/2026 (a)(b)	Uplift	08/29/2025	612	612	605
343603615, 29.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	222	228	221
343603738, 23.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	522	537	518
343604388, 0.00%, 07/27/2026 (a)(b)(c)	Uplift	08/29/2025	2,796	2,667	927
343604593, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	189	194	188
343604732, 33.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	679	698	676
343605298, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	68	70	67
343605410, 35.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	224	230	221
343605630, 24.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	316	325	314
343605791, 16.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	548	563	544
343605863, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	166	171	165
343606306, 16.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	65	67	64
343606500, 12.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	1,017	1,046	1,007
343607001, 33.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	669	687	661
343608796, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	49	51	49
343609169, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	255	262	255

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
343610275, 33.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	$206	$211	$205
343610834, 23.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	102	105	103
343611082, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	536	551	533
343611231, 29.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	319	328	318
343611357, 35.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	767	788	771
343611851, 23.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	42	43	41
343612766, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	342	352	341
343612853, 35.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	300	308	297
343614789, 23.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	204	209	202
343617002, 29.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	368	379	367
343624835, 0.00%, 02/27/2026 (a)(b)	Uplift	08/29/2025	850	850	837
343669236, 35.99%, 02/28/2026 (a)(b)	Uplift	08/29/2025	431	443	429
343669708, 35.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	301	310	299
343671838, 19.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	77	79	77
343673036, 35.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	952	979	942
343686933, 29.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	139	143	139
343698487, 35.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	940	967	930
343703057, 35.99%, 02/27/2027 (a)(b)	Uplift	08/29/2025	1,414	1,451	1,392
343714912, 12.99%, 08/27/2027 (a)(b)	Uplift	08/29/2025	1,983	2,039	1,955
343727379, 29.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	2,197	2,259	2,177
343728707, 35.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	4,867	5,004	4,814
343738010, 35.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	607	624	610
343751522, 24.99%, 08/27/2027 (a)(b)	Uplift	08/29/2025	2,535	2,606	2,497
343753580, 0.00%, 02/27/2026 (a)(b)(c)	Uplift	08/29/2025	620	592	129
343755609, 29.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	681	700	676
343760394, 35.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	959	986	949
343763659, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	101	103	100
343770444, 23.99%, 05/27/2026 (a)(b)	Uplift	08/29/2025	260	267	257
343771770, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	83	86	83
343795266, 33.99%, 02/27/2027 (a)(b)	Uplift	08/29/2025	3,785	3,891	3,744
343796574, 35.99%, 02/27/2026 (a)(b)	Uplift	08/29/2025	314	323	312
343808959, 35.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	1,062	1,091	1,050
343811869, 35.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	1,176	1,209	1,163
343812415, 32.99%, 07/27/2026 (a)(b)	Uplift	08/29/2025	1,171	1,204	1,158
CBM5853872, 32.14%, 08/25/2030 (a)(b)	Upstart	08/25/2025	11,762	11,803	12,329
CBM5857378, 30.10%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,717	3,717	3,132
CBM5857625, 14.47%, 08/22/2030 (a)(b)	Upstart	08/22/2025	12,205	12,247	11,453
CBM5857892, 32.32%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,331	3,331	2,897
CBM5857981, 29.84%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,261	1,261	1,275
CBM5858071, 27.85%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,118	2,118	2,074
CBM5858083, 27.39%, 08/22/2028 (a)(b)	Upstart	08/22/2025	4,494	4,494	4,525
CBM5858128, 31.17%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,293	2,293	2,350
CBM5858140, 28.66%, 08/22/2030 (a)(b)	Upstart	08/22/2025	16,349	16,349	16,195
CBM5858148, 24.81%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,219	2,219	2,189
CBM5858155, 32.22%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	8,679	8,679	1,956
CBM5858180, 30.66%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,414	2,414	2,400
CBM5858189, 29.07%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,647	1,647	1,646
CBM5858202, 30.63%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,358	1,358	1,390
CBM5858203, 28.61%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,592	9,592	9,521
CBM5858284, 21.45%, 08/22/2030 (a)(b)	Upstart	08/22/2025	43,450	43,450	42,439
CBM5858293, 29.24%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,271	1,271	1,057
CBM5858300, 28.86%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,131	2,131	2,124
CBM5858319, 31.30%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,972	4,972	5,133
CBM5858355, 26.79%, 08/22/2030 (a)(b)	Upstart	08/22/2025	20,225	20,225	19,487
CBM5858357, 29.72%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,327	2,327	2,349
CBM5858367, 27.33%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,289	3,289	3,202
CBM5858391, 28.79%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,453	1,453	1,446

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
CBM5858394, 29.10%, 08/22/2028 (a)(b)(c)	Upstart	08/22/2025	$9,116	$9,116	$2,262
CBM5858397, 28.60%, 08/22/2030 (a)(b)	Upstart	08/22/2025	16,458	16,458	16,296
CBM5858418, 28.97%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,232	5,232	5,504
CBM5858437, 25.24%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,062	1,062	1,001
CBM5858459, 29.97%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,804	2,804	2,811
CBM5858463, 30.44%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,649	1,649	1,683
CBM5858563, 28.68%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,872	2,872	2,799
CBM5858593, 30.97%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,005	1,005	1,027
CBM5858611, 30.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,261	1,261	1,278
CBM5858665, 30.03%, 08/22/2030 (a)(b)	Upstart	08/22/2025	17,606	17,668	17,820
CBM5858680, 31.04%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,456	1,456	1,499
CBM5858700, 32.33%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,997	6,997	7,342
CBM5858738, 29.89%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,134	2,134	2,105
CBM5858739, 28.28%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,550	2,550	2,511
CBM5858765, 29.54%, 08/22/2028 (a)(b)	Upstart	08/22/2025	6,120	6,120	6,017
CBM5858776, 25.05%, 08/22/2028 (a)(b)	Upstart	08/22/2025	6,732	6,732	6,678
CBM5858777, 29.83%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,081	5,081	5,121
CBM5858791, 30.23%, 08/22/2028 (a)(b)	Upstart	08/22/2025	8,197	8,197	8,114
CBM5858802, 28.68%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,905	2,905	2,886
CBM5858814, 30.27%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,529	5,529	5,627
CBM5858815, 30.44%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,813	2,813	2,871
CBM5858832, 28.59%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,324	2,324	2,307
CBM5858860, 26.17%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,285	3,285	3,142
CBM5858882, 30.86%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,928	3,928	3,899
CBM5858906, 32.22%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,436	3,436	3,586
CBM5858913, 29.94%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,645	2,645	2,658
CBM5858921, 26.09%, 08/22/2030 (a)(b)	Upstart	08/22/2025	20,776	20,776	19,843
CBM5858970, 28.83%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,315	2,315	2,301
CBM5858979, 23.36%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,221	3,221	3,301
CBM5859018, 31.26%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,681	1,681	1,448
CBM5859078, 19.04%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,051	1,051	985
CBM5859142, 32.32%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,426	4,442	4,635
CBM5859166, 25.31%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,158	1,158	1,093
CBM5859178, 28.81%, 08/22/2030 (a)(b)	Upstart	08/22/2025	14,434	14,434	15,148
CBM5859189, 30.87%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,214	6,214	6,381
CBM5859211, 28.87%, 08/22/2030 (a)(b)	Upstart	08/22/2025	19,666	19,666	19,598
CBM5859273, 32.26%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,388	5,388	4,682
CBM5859279, 22.70%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,197	3,197	2,597
CBM5859607, 28.63%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,259	1,259	1,318
CBM5859723, 29.28%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,395	4,395	4,394
CBM5859726, 30.26%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	3,153	3,153	702
CBM5860021, 30.31%, 08/25/2028 (a)(b)(c)	Upstart	08/25/2025	21,235	21,235	1,543
CBM5860134, 25.76%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,163	2,163	2,052
CBM5860147, 32.11%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,981	3,995	4,155
CBM5860291, 31.53%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,847	3,847	4,192
CBM5860329, 30.37%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,228	2,228	2,208
CBM5860344, 29.96%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,006	3,006	3,045
CBM5860364, 32.12%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,605	1,605	1,675
CBM5860395, 22.90%, 08/22/2028 (a)(b)	Upstart	08/22/2025	16,370	16,370	15,057
CBM5860684, 31.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,718	2,718	2,797
CBM5860729, 27.55%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,161	1,161	1,134
CBM5860773, 18.67%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,421	6,421	6,457
CBM5860780, 31.83%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,166	1,166	1,214
CBM5860814, 28.72%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	4,037	4,037	892
CBM5860838, 28.82%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,034	2,034	2,026
CBM5860864, 28.88%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,491	6,491	6,469
CBM5860882, 32.28%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,276	4,276	4,484

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
CBM5860886, 24.91%, 08/22/2030 (a)(b)	Upstart	08/22/2025	$11,015	$11,015	$10,332
CBM5860914, 28.56%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,162	1,166	1,153
CBM5861068, 32.25%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,069	1,069	1,122
CBM5861125, 31.83%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,607	2,607	2,715
CBM5861238, 21.82%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,367	3,367	3,170
CBM5861312, 23.07%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,371	3,371	3,239
CBM5861328, 17.33%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,282	2,282	2,198
CBM5861376, 29.23%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,520	2,520	2,528
CBM5861696, 30.09%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,216	9,216	9,373
CBM5861782, 31.91%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,150	7,150	7,452
CBM5861813, 26.53%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,547	1,547	1,489
CBM5862045, 31.43%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,014	4,014	4,180
CBM5862176, 29.43%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,688	6,688	6,731
CBM5862207, 24.80%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,412	2,412	2,382
CBM5862225, 28.84%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,459	7,459	7,441
CBM5862289, 24.41%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,029	2,029	1,997
CBM5862326, 32.15%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,858	4,858	5,093
CBM5862487, 30.83%, 08/25/2028 (a)(b)	Upstart	08/25/2025	22,940	22,940	22,879
CBM5863091, 28.59%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,074	8,074	8,076
CBM5863268, 31.18%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,442	4,442	4,564
CBM5863669, 31.60%, 08/25/2030 (a)(b)	Upstart	08/25/2025	33,505	33,505	34,838
CBM5863999, 31.69%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,232	4,247	4,398
CBM5864099, 23.01%, 08/25/2028 (a)(b)	Upstart	08/25/2025	4,106	4,106	3,986
CBM5864124, 32.22%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,943	1,943	2,039
CBM5864133, 25.72%, 08/25/2030 (a)(b)	Upstart	08/25/2025	957	957	1,076
CBM5864163, 31.20%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,427	2,427	2,509
CBM5864242, 32.21%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,679	7,679	8,058
CBM5864551, 30.68%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,062	3,062	3,131
CBM5864843, 32.00%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,595	3,595	3,761
CBM5865056, 32.17%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,714	2,714	2,840
CBM5865167, 25.99%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,700	5,700	5,734
CBM5865243, 31.97%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,173	3,173	3,296
CBM5865244, 31.75%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,578	4,578	4,754
CBM5865276, 22.38%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,360	3,360	3,185
CBM5865345, 28.59%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,680	3,693	3,657
CBM5865347, 25.82%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,353	1,353	1,288
CBM5865428, 31.79%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,457	1,457	1,519
CBM5865431, 28.69%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,843	4,843	4,820
CBM5865478, 22.44%, 08/25/2030 (a)(b)	Upstart	08/25/2025	38,127	38,127	40,713
CBM5865490, 24.76%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,331	1,331	1,243
CBM5865566, 30.17%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,813	2,813	2,863
CBM5865577, 31.96%, 08/25/2030 (a)(b)	Upstart	08/25/2025	11,560	11,560	13,262
CBM5865582, 30.78%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,230	2,230	2,223
CBM5865645, 32.37%, 08/25/2030 (a)(b)	Upstart	08/25/2025	47,522	47,522	49,981
CBM5865663, 29.02%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,348	1,348	1,346
CBM5865670, 27.25%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,064	1,064	1,036
CBM5865698, 31.46%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,651	1,651	1,713
CBM5865713, 31.38%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,496	3,496	3,623
CBM5865727, 32.35%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,235	2,235	2,350
CBM5865731, 28.87%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,228	2,228	2,224
CBM5865800, 32.25%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,721	2,721	2,856
CBM5865857, 32.10%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,652	1,652	1,730
CBM5866017, 30.12%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,552	1,552	1,578
CBM5866018, 29.18%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,810	2,810	2,970
CBM5866025, 26.58%, 08/25/2028 (a)(b)	Upstart	08/25/2025	5,479	5,479	5,516
CBM5866087, 30.39%, 08/25/2028 (a)(b)(c)	Upstart	08/25/2025	4,300	4,300	(21)
CBM5866128, 28.71%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,647	1,647	1,639

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
CBM5866193, 30.66%, 08/25/2028 (a)(b)	Upstart	08/25/2025	$6,074	$6,074	$6,023
CBM5866256, 32.21%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,692	3,692	3,874
CBM5866388, 23.59%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,011	2,011	1,964
CBM5866460, 23.43%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,253	1,253	1,210
CBM5866476, 26.48%, 08/25/2028 (a)(b)(c)	Upstart	08/25/2025	16,386	16,386	1,103
CBM5866546, 32.34%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,762	4,762	5,006
CBM5866600, 26.13%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	9,742	9,742	2,409
CBM5866603, 28.47%, 08/25/2030 (a)(b)	Upstart	08/25/2025	866	866	853
CBM5866740, 28.79%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,881	2,881	2,857
CBM5866772, 29.61%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,690	2,690	2,650
CBM5866810, 12.19%, 08/25/2028 (a)(b)	Upstart	08/25/2025	6,071	6,071	5,729
CBM5866829, 30.30%, 08/25/2028 (a)(b)(c)	Upstart	08/25/2025	1,900	1,900	(9)
CBM5866851, 26.29%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,828	3,828	3,664
CBM5866909, 28.68%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,518	2,518	2,506
CBM5866913, 32.22%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	3,900	3,900	(43)
CBM5867003, 29.17%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,942	4,942	4,955
CBM5867040, 32.32%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,332	2,332	2,451
CBM5867072, 20.83%, 08/25/2030 (a)(b)	Upstart	08/25/2025	961	961	930
CBM5867121, 23.66%, 08/25/2030 (a)(b)	Upstart	08/25/2025	891	891	862
CBM5867135, 23.10%, 08/26/2028 (a)(b)	Upstart	08/26/2025	6,163	6,163	6,002
CBM5867151, 26.32%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,772	5,772	5,528
CBM5867225, 30.02%, 08/25/2030 (a)(b)	Upstart	08/25/2025	12,898	12,898	13,099
CBM5867233, 30.68%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,654	3,654	3,740
CBM5867396, 28.52%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,253	1,253	1,308
CBM5867450, 32.14%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,443	1,443	1,510
CBM5867589, 24.31%, 08/25/2028 (a)(b)	Upstart	08/25/2025	917	917	902
CBM5867628, 32.19%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	3,279	3,279	222
CBM5867639, 26.49%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,386	1,386	1,324
CBM5867683, 24.82%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,790	7,790	7,661
CBM5867777, 16.09%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,389	2,389	2,304
CBM5867787, 27.94%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,292	1,292	1,267
CBM5867833, 30.73%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,607	2,607	2,670
CBM5867895, 30.52%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,754	4,754	4,864
CBM5867911, 28.88%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,519	2,519	2,514
CBM5867942, 29.62%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,939	1,939	1,957
CBM5868020, 29.73%, 08/25/2030 (a)(b)	Upstart	08/25/2025	18,409	18,409	18,572
CBM5868034, 26.14%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,603	7,603	7,263
CBM5868037, 18.53%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,150	1,154	1,073
CBM5868079, 32.14%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,761	4,761	4,990
CBM5868938, 31.18%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,701	3,701	3,824
CBM5869209, 32.27%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,790	3,790	3,980
CBM5869284, 28.81%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,810	2,810	2,802
CBM5869339, 23.39%, 08/25/2030 (a)(b)	Upstart	08/25/2025	964	964	930
CBM5870300, 29.24%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,916	8,916	8,948
CBM5870392, 27.04%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,418	2,418	2,346
CBM5870441, 29.01%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,834	5,834	5,799
CBM5870464, 28.56%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,518	2,518	2,501
CBM5870469, 25.05%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,442	1,442	1,355
CBM5870470, 31.30%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,717	1,717	1,771
CBM5870515, 28.39%, 08/25/2028 (a)(b)	Upstart	08/25/2025	7,656	7,656	7,425
CBM5870534, 31.14%, 08/25/2030 (a)(b)	Upstart	08/25/2025	13,656	13,656	14,117
CBM5870818, 24.49%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,027	2,027	1,898
CBM5872127, 30.75%, 08/26/2030 (a)(b)	Upstart	08/26/2025	17,759	17,759	18,243
CBM5872146, 28.55%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,626	5,626	5,590
CBM5872416, 31.00%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,465	4,465	4,604
CBM5872657, 28.78%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,550	1,550	1,545
CBM5872691, 20.08%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,592	2,592	2,480

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
CBM5872717, 28.28%, 08/26/2028 (a)(b)	Upstart	08/26/2025	$3,189	$3,189	$3,127
CBM5872719, 28.81%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,059	1,059	1,054
CBM5872727, 32.19%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,983	2,983	3,124
CBM5872888, 28.73%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,647	1,647	1,641
CBM5872914, 28.46%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,850	2,850	2,820
CBM5872934, 28.87%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,906	2,906	2,902
CBM5872946, 24.99%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,062	1,062	1,052
CBM5872962, 21.90%, 08/26/2030 (a)(b)	Upstart	08/26/2025	21,932	21,932	21,598
CBM5873098, 29.99%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,297	3,297	3,349
CBM5873103, 30.07%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,771	5,771	5,888
CBM5873123, 30.99%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,765	7,765	8,005
CBM5873127, 23.23%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,576	4,576	4,189
CBM5873137, 28.96%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,687	2,687	2,632
CBM5873139, 28.59%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,809	2,809	2,792
CBM5873186, 21.96%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,240	1,240	1,196
CBM5873209, 30.85%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,016	1,016	1,011
CBM5873255, 32.19%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,652	1,652	1,734
CBM5873264, 28.54%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,227	2,227	2,213
CBM5873297, 26.26%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,263	2,263	2,181
CBM5873321, 28.78%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,120	5,120	5,095
CBM5873324, 29.82%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,505	2,513	2,474
CBM5873354, 28.37%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,160	3,160	3,122
CBM5873398, 31.65%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,554	1,554	1,618
CBM5873518, 30.28%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,054	2,054	2,103
CBM5873523, 30.11%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,104	3,104	3,158
CBM5873538, 26.50%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,050	1,050	1,009
CBM5873563, 25.79%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,292	1,292	1,226
CBM5873619, 32.20%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	5,900	5,900	(60)
CBM5873633, 21.55%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,777	4,777	5,030
CBM5873663, 24.07%, 08/26/2028 (a)(b)	Upstart	08/26/2025	4,145	4,145	3,864
CBM5873672, 15.58%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,337	1,337	1,279
CBM5873748, 22.40%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,796	7,796	7,738
CBM5873776, 28.27%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,604	7,604	7,509
CBM5873863, 29.12%, 08/26/2030 (a)(b)	Upstart	08/26/2025	20,901	20,901	20,906
CBM5873928, 26.69%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,160	1,160	1,120
CBM5874162, 26.24%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,743	1,749	1,670
CBM5874340, 29.74%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,551	1,551	1,569
CBM5874471, 16.85%, 08/26/2028 (a)(b)	Upstart	08/26/2025	5,200	5,200	4,983
CBM5874557, 26.88%, 08/26/2028 (a)(b)(c)	Upstart	08/26/2025	1,400	1,400	10
CBM5874587, 30.29%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,947	4,947	5,031
CBM5874606, 32.39%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,418	2,418	2,527
CBM5874623, 31.29%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,970	2,970	3,068
CBM5874628, 31.89%, 08/26/2030 (a)(b)	Upstart	08/26/2025	8,354	8,383	8,729
CBM5874640, 26.99%, 08/26/2030 (a)(b)	Upstart	08/26/2025	16,826	16,826	17,201
CBM5874733, 28.74%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,034	2,034	2,027
CBM5874804, 25.28%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,568	1,568	1,480
CBM5874923, 29.95%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	4,072	4,072	292
CBM5874972, 28.73%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,035	2,035	2,028
CBM5874986, 30.78%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,375	7,375	7,580
CBM5875005, 28.87%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,356	1,356	1,354
CBM5875007, 23.19%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,206	2,206	2,119
CBM5875011, 15.54%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,428	5,428	5,183
CBM5875104, 27.67%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,776	2,776	2,684
CBM5875192, 28.76%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,164	4,164	4,151
CBM5875279, 26.46%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,643	1,643	1,581
CBM5875394, 13.70%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	1,177	1,177	264
CBM5875428, 31.09%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,730	2,730	2,832

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5824857, 28.69%, 08/25/2030 (a)(b)	Upstart	08/25/2025	$8,620	$8,620	$8,580
DRB5857271, 31.51%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,062	1,062	1,074
DRB5857324, 29.50%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,913	5,913	5,949
DRB5857393, 26.43%, 08/22/2028 (a)(b)	Upstart	08/22/2025	6,190	6,190	5,900
DRB5857526, 25.31%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,279	2,279	2,141
DRB5857562, 32.14%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,956	3,956	4,132
DRB5857599, 30.78%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,067	1,067	1,095
DRB5857618, 22.54%, 08/22/2028 (a)(b)	Upstart	08/22/2025	5,975	5,975	5,777
DRB5857652, 30.64%, 08/22/2030 (a)(b)	Upstart	08/22/2025	904	904	912
DRB5857669, 32.28%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,090	5,090	5,314
DRB5857677, 32.00%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,789	3,802	3,957
DRB5857697, 30.65%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,067	1,067	1,093
DRB5857763, 20.65%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,956	5,956	5,743
DRB5857767, 31.66%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,637	1,637	1,697
DRB5857777, 30.66%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,650	1,650	1,689
DRB5857782, 28.42%, 08/22/2030 (a)(b)	Upstart	08/22/2025	11,702	11,702	11,543
DRB5857785, 26.64%, 08/22/2030 (a)(b)	Upstart	08/22/2025	12,760	12,760	12,291
DRB5857788, 27.83%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,074	1,078	876
DRB5857802, 32.34%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,915	2,915	3,060
DRB5857836, 28.49%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,753	1,753	1,701
DRB5857849, 29.28%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,677	9,677	8,057
DRB5857893, 32.18%, 08/22/2030 (a)(b)	Upstart	08/22/2025	972	972	1,017
DRB5857896, 31.87%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	1,100	1,100	(14)
DRB5857924, 28.85%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,422	2,430	2,413
DRB5857971, 32.08%, 08/22/2030 (a)(b)	Upstart	08/22/2025	23,804	23,804	24,887
DRB5857982, 28.72%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	3,276	3,276	230
DRB5858001, 31.54%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,913	2,913	3,022
DRB5858018, 30.75%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,143	5,143	5,272
DRB5858024, 27.70%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,742	1,742	1,797
DRB5858029, 28.88%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,356	1,361	1,352
DRB5858031, 29.90%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,105	2,105	2,126
DRB5858060, 24.72%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,370	3,370	3,456
DRB5858072, 27.95%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,807	2,807	2,758
DRB5858075, 27.76%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,110	1,114	1,073
DRB5858110, 25.51%, 08/22/2030 (a)(b)	Upstart	08/22/2025	24,719	24,719	27,706
DRB5858116, 26.00%, 08/22/2030 (a)(b)	Upstart	08/22/2025	8,801	8,801	8,844
DRB5858127, 31.02%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,343	1,343	1,377
DRB5858137, 31.39%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,456	1,456	1,507
DRB5858141, 32.19%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,107	3,107	3,233
DRB5858143, 25.89%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,561	6,561	6,236
DRB5858150, 31.84%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,178	4,178	4,352
DRB5858153, 28.90%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,136	2,136	2,129
DRB5858160, 28.73%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,034	2,034	2,023
DRB5858169, 32.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,760	4,760	4,972
DRB5858171, 15.37%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,147	1,147	1,093
DRB5858185, 30.47%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,358	1,358	1,387
DRB5858190, 31.81%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,674	7,674	7,991
DRB5858219, 32.32%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,332	2,332	2,447
DRB5858220, 29.96%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,200	3,211	3,242
DRB5858222, 32.35%, 08/22/2030 (a)(b)	Upstart	08/22/2025	15,646	15,646	16,423
DRB5858233, 25.94%, 08/22/2030 (a)(b)	Upstart	08/22/2025	27,435	27,435	27,547
DRB5858254, 31.33%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,199	4,199	4,329
DRB5858259, 28.64%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,203	2,203	2,182
DRB5858265, 28.59%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,777	3,777	3,951
DRB5858269, 28.79%, 08/22/2028 (a)(b)	Upstart	08/22/2025	8,246	8,246	8,047
DRB5858289, 22.96%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,405	3,405	2,912
DRB5858290, 26.45%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,546	1,546	1,759

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5858295, 30.42%, 08/22/2028 (a)(b)	Upstart	08/22/2025	$1,392	$1,392	$1,381
DRB5858320, 23.02%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,059	1,059	1,016
DRB5858326, 31.88%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,815	5,815	5,973
DRB5858328, 30.04%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,823	6,823	6,906
DRB5858331, 28.89%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	1,580	1,580	102
DRB5858343, 29.59%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,398	6,398	6,446
DRB5858350, 29.04%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,668	1,668	1,632
DRB5858352, 25.69%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,567	6,567	6,234
DRB5858353, 30.04%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,603	9,603	9,740
DRB5858376, 28.79%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,747	4,747	4,724
DRB5858386, 31.89%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,040	2,040	2,127
DRB5858390, 23.12%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,060	1,060	1,144
DRB5858392, 28.30%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,241	3,241	3,203
DRB5858400, 29.11%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,163	1,163	1,163
DRB5858408, 30.06%, 08/22/2030 (a)(b)	Upstart	08/22/2025	41,217	41,362	41,817
DRB5858411, 28.74%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,066	1,066	1,060
DRB5858422, 29.97%, 08/22/2030 (a)(b)	Upstart	08/22/2025	928	928	984
DRB5858442, 19.21%, 08/22/2028 (a)(b)	Upstart	08/22/2025	6,789	6,789	6,655
DRB5858443, 28.96%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,643	3,643	3,627
DRB5858444, 30.03%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,155	3,155	3,117
DRB5858446, 27.13%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,288	3,288	3,363
DRB5858478, 31.85%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,526	2,526	2,632
DRB5858483, 30.28%, 08/22/2030 (a)(b)	Upstart	08/22/2025	14,259	14,309	14,515
DRB5858493, 30.91%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	1,479	1,479	331
DRB5858509, 30.80%, 08/22/2028 (a)(b)	Upstart	08/22/2025	8,637	8,637	8,598
DRB5858511, 28.83%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,388	2,388	2,372
DRB5858518, 32.27%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,846	1,846	1,936
DRB5858523, 28.43%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	2,459	2,459	542
DRB5858549, 29.92%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,812	2,812	2,847
DRB5858553, 25.50%, 08/22/2030 (a)(b)	Upstart	08/22/2025	14,536	14,536	11,411
DRB5858565, 32.15%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,040	2,040	2,136
DRB5858573, 29.92%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,455	1,455	1,473
DRB5858575, 25.57%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,639	1,639	1,550
DRB5858577, 28.95%, 08/22/2030 (a)(b)	Upstart	08/22/2025	11,432	11,472	11,407
DRB5858581, 29.20%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	1,500	1,500	(7)
DRB5858589, 26.98%, 08/22/2028 (a)(b)	Upstart	08/22/2025	10,624	10,624	10,160
DRB5858591, 21.98%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,001	1,001	983
DRB5858595, 27.88%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,582	9,582	9,914
DRB5858601, 32.16%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,360	1,360	1,424
DRB5858617, 26.21%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,444	1,444	1,379
DRB5858619, 26.07%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,116	2,116	2,017
DRB5858628, 31.88%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,039	2,039	2,121
DRB5858634, 27.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	8,026	8,026	7,775
DRB5858639, 31.38%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,010	3,021	3,115
DRB5858670, 32.22%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,360	1,360	1,425
DRB5858682, 30.47%, 08/22/2028 (a)(b)	Upstart	08/22/2025	5,477	5,477	5,435
DRB5858698, 27.30%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	2,400	2,400	191
DRB5858703, 26.97%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,296	1,296	1,251
DRB5858705, 29.86%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,484	1,484	1,464
DRB5858707, 21.42%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,121	3,121	2,983
DRB5858723, 29.87%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,272	1,272	1,068
DRB5858734, 31.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,343	2,352	2,399
DRB5858747, 29.31%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,361	4,361	4,375
DRB5858753, 28.50%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,840	1,840	1,823
DRB5858757, 28.42%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,060	1,060	1,047
DRB5858768, 28.70%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,778	3,778	3,755
DRB5858779, 30.39%, 08/22/2030 (a)(b)	Upstart	08/22/2025	964	964	981

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5858785, 25.00%, 08/22/2030 (a)(b)	Upstart	08/22/2025	$3,216	$3,216	$2,515
DRB5858792, 29.25%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,893	3,893	3,817
DRB5858793, 28.68%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,494	9,494	9,434
DRB5858798, 30.03%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,095	2,095	2,118
DRB5858803, 30.02%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,009	1,009	1,011
DRB5858809, 28.86%, 08/22/2028 (a)(b)	Upstart	08/22/2025	4,050	4,050	3,943
DRB5858818, 31.21%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	2,070	2,070	464
DRB5858821, 32.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,288	3,288	3,427
DRB5858825, 23.52%, 08/22/2030 (a)(b)	Upstart	08/22/2025	14,184	14,184	13,016
DRB5858826, 30.71%, 08/22/2028 (a)(b)	Upstart	08/22/2025	4,086	4,086	4,064
DRB5858827, 21.88%, 08/22/2028 (a)(b)	Upstart	08/22/2025	34,533	34,533	33,163
DRB5858831, 31.71%, 08/22/2030 (a)(b)	Upstart	08/22/2025	14,278	14,278	14,846
DRB5858835, 21.67%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,025	1,025	835
DRB5858839, 26.13%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,087	6,087	5,817
DRB5858841, 31.59%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,632	1,632	1,687
DRB5858857, 22.09%, 08/22/2030 (a)(b)	Upstart	08/22/2025	46,997	46,997	46,256
DRB5858858, 29.39%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,938	1,938	1,947
DRB5858871, 25.93%, 08/22/2030 (a)(b)	Upstart	08/22/2025	26,078	26,078	24,845
DRB5858880, 30.52%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,157	7,157	7,278
DRB5858883, 30.75%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,270	4,270	4,377
DRB5858889, 30.57%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,254	4,254	4,341
DRB5858939, 30.17%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,319	6,319	6,407
DRB5858950, 29.32%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,059	1,059	1,061
DRB5858952, 29.87%, 08/22/2030 (a)(b)	Upstart	08/22/2025	975	975	979
DRB5858953, 24.66%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,949	1,949	1,926
DRB5858955, 28.92%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	4,432	4,432	980
DRB5858966, 29.42%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,657	7,657	7,694
DRB5858983, 30.40%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,574	2,574	2,544
DRB5858986, 29.40%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,066	1,066	1,071
DRB5858993, 28.75%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,003	3,003	2,987
DRB5858999, 32.12%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,881	2,891	3,001
DRB5859009, 29.04%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,267	3,267	3,187
DRB5859017, 28.39%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,945	1,945	1,890
DRB5859027, 30.54%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,121	2,121	2,167
DRB5859029, 23.75%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,373	3,373	3,273
DRB5859044, 28.66%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,584	3,584	3,560
DRB5859061, 19.80%, 08/22/2028 (a)(b)	Upstart	08/22/2025	11,415	11,415	10,768
DRB5859068, 23.46%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,698	2,698	2,473
DRB5859080, 28.88%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,460	7,460	7,435
DRB5859082, 28.36%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,873	3,873	3,830
DRB5859084, 26.08%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,188	3,188	3,208
DRB5859085, 28.93%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,231	1,231	1,224
DRB5859089, 19.83%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,399	2,399	2,284
DRB5859093, 28.90%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,166	4,166	4,153
DRB5859096, 29.75%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,429	5,429	5,483
DRB5859107, 30.87%, 08/22/2028 (a)(b)	Upstart	08/22/2025	4,551	4,551	4,533
DRB5859111, 28.84%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,613	5,613	5,580
DRB5859113, 30.65%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,725	5,725	5,860
DRB5859119, 27.12%, 08/22/2030 (a)(b)	Upstart	08/22/2025	22,148	22,148	21,491
DRB5859131, 30.02%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,565	1,565	1,317
DRB5859140, 28.17%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,033	2,033	2,005
DRB5859180, 25.84%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,529	1,529	1,452
DRB5859181, 30.65%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,524	3,524	2,978
DRB5859195, 29.50%, 08/22/2030 (a)(b)	Upstart	08/22/2025	11,244	11,244	11,312
DRB5859203, 29.13%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,907	2,907	2,908
DRB5859206, 29.95%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,749	3,749	3,689
DRB5859207, 29.84%, 08/22/2030 (a)(b)	Upstart	08/22/2025	974	974	984

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5859229, 25.09%, 08/22/2030 (a)(b)	Upstart	08/22/2025	$6,177	$6,177	$5,809
DRB5859236, 25.78%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,423	4,423	4,196
DRB5859254, 16.43%, 08/22/2030 (a)(b)	Upstart	08/22/2025	980	980	999
DRB5859256, 31.57%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,176	4,176	4,333
DRB5859265, 27.49%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,837	4,837	4,721
DRB5859293, 30.89%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,329	2,329	2,393
DRB5859304, 25.93%, 08/22/2030 (a)(b)	Upstart	08/22/2025	48,301	48,301	48,490
DRB5859327, 28.84%, 08/22/2030 (a)(b)	Upstart	08/22/2025	8,040	8,040	8,009
DRB5859332, 20.34%, 08/22/2028 (a)(b)	Upstart	08/22/2025	10,265	10,265	9,703
DRB5859341, 28.87%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,645	6,645	5,500
DRB5859346, 30.97%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,650	1,650	1,697
DRB5859349, 28.73%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,173	1,173	969
DRB5859350, 30.65%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,067	1,071	1,093
DRB5859353, 31.55%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,829	6,829	7,070
DRB5859373, 22.25%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,058	3,060	2,942
DRB5859377, 29.19%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,576	1,576	1,544
DRB5859383, 30.76%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,306	3,310	3,390
DRB5859395, 25.62%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,159	1,163	1,158
DRB5859423, 28.22%, 08/22/2030 (a)(b)	Upstart	08/22/2025	38,339	38,339	39,874
DRB5859448, 30.86%, 08/22/2028 (a)(b)	Upstart	08/22/2025	5,016	5,016	4,995
DRB5859554, 21.52%, 08/22/2030 (a)(b)	Upstart	08/22/2025	962	962	940
DRB5859567, 29.79%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,260	1,260	1,274
DRB5859596, 28.46%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,570	1,576	1,523
DRB5859602, 32.13%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,733	5,733	5,998
DRB5859618, 29.09%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,470	4,470	4,456
DRB5859626, 31.58%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,719	2,729	2,822
DRB5859630, 29.26%, 08/22/2030 (a)(b)	Upstart	08/22/2025	19,285	19,285	19,332
DRB5859646, 29.18%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,550	1,556	1,552
DRB5859717, 28.58%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,651	7,651	7,591
DRB5859719, 28.73%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,226	1,226	1,212
DRB5859729, 31.97%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,457	1,457	1,521
DRB5859751, 32.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	18,960	18,960	19,802
DRB5859756, 32.04%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,521	9,521	9,949
DRB5859760, 28.36%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,356	1,356	1,340
DRB5859787, 30.16%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,414	9,414	9,546
DRB5859850, 24.87%, 08/22/2028 (a)(b)	Upstart	08/22/2025	5,255	5,255	5,204
DRB5859865, 19.59%, 08/22/2030 (a)(b)	Upstart	08/22/2025	47,973	47,973	48,966
DRB5859866, 31.17%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,116	1,116	1,145
DRB5859908, 28.62%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,712	2,712	2,693
DRB5859953, 25.32%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,062	1,062	1,002
DRB5859986, 25.72%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,062	1,062	1,009
DRB5860004, 29.07%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,908	5,929	5,894
DRB5860058, 30.56%, 08/22/2028 (a)(b)(c)	Upstart	08/22/2025	1,687	1,687	133
DRB5860066, 30.30%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,231	2,239	2,272
DRB5860067, 28.75%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,393	6,416	6,359
DRB5860071, 25.79%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,348	4,348	4,356
DRB5860072, 31.74%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,788	3,801	3,940
DRB5860077, 20.10%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,554	2,554	2,404
DRB5860081, 27.38%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,451	1,451	1,490
DRB5860090, 29.08%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,396	6,396	6,394
DRB5860094, 31.94%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,959	1,959	1,694
DRB5860112, 28.30%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,158	1,162	1,203
DRB5860148, 26.27%, 08/22/2030 (a)(b)	Upstart	08/22/2025	21,751	21,827	17,332
DRB5860198, 26.88%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,672	6,672	6,450
DRB5860218, 31.74%, 08/22/2030 (a)(b)	Upstart	08/22/2025	16,738	16,738	17,378
DRB5860283, 28.13%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,391	9,391	9,254
DRB5860294, 31.28%, 08/22/2030 (a)(b)	Upstart	08/22/2025	11,642	11,642	12,005

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5860351, 28.76%, 08/22/2030 (a)(b)	Upstart	08/22/2025	$2,131	$2,131	$2,120
DRB5860370, 18.15%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,916	1,922	1,775
DRB5860378, 28.84%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,878	1,878	1,564
DRB5860387, 24.91%, 08/22/2030 (a)(b)	Upstart	08/22/2025	11,574	11,574	11,408
DRB5860445, 28.88%, 08/22/2030 (a)(b)	Upstart	08/22/2025	11,819	11,860	11,780
DRB5860447, 28.57%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,356	1,356	1,345
DRB5860470, 32.28%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,155	2,155	1,873
DRB5860479, 28.87%, 08/22/2030 (a)(b)	Upstart	08/22/2025	834	837	832
DRB5860481, 30.12%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,704	6,704	6,808
DRB5860496, 31.17%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,148	1,148	1,162
DRB5860522, 29.93%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,424	2,424	2,455
DRB5860524, 29.17%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,881	2,881	2,878
DRB5860553, 29.70%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,098	3,098	3,113
DRB5860554, 21.86%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,924	1,924	1,811
DRB5860555, 28.94%, 08/22/2030 (a)(b)	Upstart	08/22/2025	8,332	8,332	8,312
DRB5860560, 28.70%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,356	1,356	1,348
DRB5860563, 27.27%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,644	5,644	5,478
DRB5860572, 28.40%, 08/22/2030 (a)(b)	Upstart	08/22/2025	19,311	19,311	19,109
DRB5860587, 28.87%, 08/22/2030 (a)(b)	Upstart	08/22/2025	8,346	8,375	8,296
DRB5860591, 27.97%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,131	2,139	2,095
DRB5860593, 23.51%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,276	3,276	3,166
DRB5860595, 28.60%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,743	1,743	1,730
DRB5860606, 27.77%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,704	5,704	5,575
DRB5860607, 29.87%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,059	2,059	1,751
DRB5860613, 19.73%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,846	3,846	3,613
DRB5860614, 30.03%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,041	2,048	2,017
DRB5860618, 32.35%, 08/22/2030 (a)(b)	Upstart	08/22/2025	11,759	11,759	12,343
DRB5860633, 24.34%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,481	2,481	2,527
DRB5860638, 30.79%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,553	1,553	1,593
DRB5860640, 28.55%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,243	2,243	1,866
DRB5860649, 19.65%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,022	3,022	2,836
DRB5860650, 28.60%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,293	3,293	3,445
DRB5860653, 25.61%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,221	2,221	2,106
DRB5860664, 27.21%, 08/22/2028 (a)(b)	Upstart	08/22/2025	14,805	14,805	14,180
DRB5860674, 30.63%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,493	3,493	3,580
DRB5860680, 28.66%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	1,186	1,186	266
DRB5860708, 22.72%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,979	5,979	5,696
DRB5860724, 30.79%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,650	1,650	1,692
DRB5860732, 28.41%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,633	1,633	1,612
DRB5860741, 29.41%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,324	3,324	2,773
DRB5860744, 28.91%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,331	5,331	5,316
DRB5860757, 27.76%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,296	4,296	3,499
DRB5860769, 21.53%, 08/22/2030 (a)(b)	Upstart	08/22/2025	15,355	15,355	14,983
DRB5860793, 29.68%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	2,463	2,463	547
DRB5860798, 30.84%, 08/22/2028 (a)(b)	Upstart	08/22/2025	4,551	4,551	4,532
DRB5860809, 30.34%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,582	2,582	2,617
DRB5860815, 29.11%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,011	2,011	1,960
DRB5860816, 30.04%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,200	3,200	3,246
DRB5860818, 31.05%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,747	1,747	1,799
DRB5860842, 30.34%, 08/22/2030 (a)(b)	Upstart	08/22/2025	23,798	23,798	24,175
DRB5860848, 30.05%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,655	4,671	4,722
DRB5860852, 28.09%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,650	2,650	2,600
DRB5860872, 20.33%, 08/22/2030 (a)(b)	Upstart	08/22/2025	27,367	27,367	26,257
DRB5860877, 30.39%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,154	2,154	1,835
DRB5860885, 31.51%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,936	1,936	1,997
DRB5860907, 28.74%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,829	1,829	1,816
DRB5860910, 17.76%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,895	1,895	1,876

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5860913, 19.70%, 08/22/2028 (a)(b)	Upstart	08/22/2025	$1,007	$1,007	$946
DRB5860928, 29.16%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,311	2,311	2,309
DRB5860934, 27.42%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,709	2,709	2,641
DRB5860939, 29.49%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,391	1,391	1,367
DRB5860944, 25.33%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,282	3,294	3,098
DRB5860955, 25.00%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,689	3,689	3,466
DRB5860962, 30.99%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,481	2,481	2,545
DRB5860973, 28.72%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,706	3,706	3,614
DRB5860992, 22.95%, 08/22/2028 (a)(b)	Upstart	08/22/2025	913	913	885
DRB5860996, 31.94%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,052	9,052	9,344
DRB5861008, 29.95%, 08/22/2030 (a)(b)	Upstart	08/22/2025	26,764	26,764	27,109
DRB5861011, 25.16%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,107	1,107	1,042
DRB5861012, 26.24%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,479	3,479	3,659
DRB5861030, 30.91%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,523	2,523	2,593
DRB5861036, 19.91%, 08/22/2030 (a)(b)	Upstart	08/22/2025	32,058	32,170	32,891
DRB5861053, 18.08%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,188	1,192	1,152
DRB5861071, 31.82%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,943	1,943	2,023
DRB5861075, 31.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,218	2,218	2,278
DRB5861077, 16.43%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,051	1,051	1,019
DRB5861080, 28.02%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,721	1,721	1,689
DRB5861081, 28.73%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,521	5,521	5,490
DRB5861082, 31.73%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,108	3,119	3,233
DRB5861090, 27.81%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,487	1,487	1,584
DRB5861092, 31.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,089	5,089	4,344
DRB5861104, 27.33%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,219	2,219	2,129
DRB5861177, 25.48%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,828	1,828	1,817
DRB5861188, 28.40%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,162	1,162	1,151
DRB5861280, 30.42%, 08/22/2028 (a)(b)	Upstart	08/22/2025	14,482	14,482	14,361
DRB5861301, 29.09%, 08/22/2030 (a)(b)	Upstart	08/22/2025	40,309	40,450	40,303
DRB5861444, 32.29%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	8,087	8,116	1,823
DRB5861461, 29.96%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,620	2,620	2,654
DRB5861470, 29.90%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,499	2,499	2,516
DRB5861494, 28.92%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,650	4,650	4,638
DRB5861508, 29.46%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,780	3,780	3,801
DRB5861531, 32.35%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	4,173	4,173	271
DRB5861585, 29.12%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,371	3,371	3,370
DRB5861598, 29.05%, 08/25/2028 (a)(b)	Upstart	08/25/2025	5,279	5,279	5,159
DRB5861623, 26.59%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,610	2,610	2,650
DRB5861707, 30.02%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,327	2,327	2,365
DRB5861896, 28.86%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,550	1,550	1,630
DRB5861914, 30.37%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,620	3,620	3,685
DRB5862086, 19.02%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,205	2,205	2,074
DRB5862100, 25.99%, 08/25/2028 (a)(b)	Upstart	08/25/2025	4,635	4,635	4,410
DRB5862239, 30.41%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,018	4,032	4,120
DRB5862378, 21.77%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,058	1,058	996
DRB5862419, 28.86%, 08/25/2030 (a)(b)	Upstart	08/25/2025	30,419	30,419	30,353
DRB5862525, 28.59%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,609	1,609	1,595
DRB5862871, 30.92%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,654	6,654	6,836
DRB5862887, 26.03%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,381	3,381	3,404
DRB5862904, 31.92%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,817	2,817	2,943
DRB5862963, 29.48%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,143	3,143	3,081
DRB5863001, 30.25%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,618	5,618	5,708
DRB5863003, 30.85%, 08/25/2028 (a)(b)	Upstart	08/25/2025	13,746	13,746	13,712
DRB5863103, 28.02%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,715	4,715	4,635
DRB5863131, 32.14%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,842	2,842	2,967
DRB5863147, 31.15%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,553	1,553	1,604
DRB5863208, 24.59%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,656	1,656	1,549

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5863232, 30.43%, 08/25/2028 (a)(b)	Upstart	08/25/2025	$16,431	$16,431	$16,323
DRB5863335, 31.17%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,271	4,271	4,413
DRB5863365, 29.07%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,229	2,229	2,231
DRB5863372, 29.18%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,592	1,592	1,586
DRB5863511, 28.20%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,837	5,837	5,803
DRB5863729, 30.41%, 08/25/2028 (a)(b)	Upstart	08/25/2025	4,177	4,177	4,149
DRB5863758, 30.12%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,358	1,358	1,381
DRB5863773, 28.87%, 08/25/2030 (a)(b)	Upstart	08/25/2025	969	969	967
DRB5863939, 30.34%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,918	3,918	4,013
DRB5864064, 22.82%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,678	3,678	3,570
DRB5864158, 28.66%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,586	6,586	6,552
DRB5864489, 30.51%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,751	6,751	6,932
DRB5864610, 29.96%, 08/25/2030 (a)(b)	Upstart	08/25/2025	25,989	25,989	26,368
DRB5864691, 32.07%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,371	1,371	1,442
DRB5864700, 31.86%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,177	4,177	4,360
DRB5864719, 30.29%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,955	1,955	1,983
DRB5864767, 31.60%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	4,042	4,042	917
DRB5864863, 31.95%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,163	3,163	3,335
DRB5864936, 31.36%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,351	1,351	1,397
DRB5865109, 29.07%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,260	1,260	1,261
DRB5865123, 17.49%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,227	2,227	2,201
DRB5865165, 22.40%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,215	4,215	4,173
DRB5865177, 32.04%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,944	1,944	2,036
DRB5865191, 28.93%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,618	1,618	1,612
DRB5865206, 29.24%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,841	1,841	1,848
DRB5865224, 30.04%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,059	4,059	4,114
DRB5865261, 29.68%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,460	4,460	4,506
DRB5865264, 16.47%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,800	1,800	1,784
DRB5865281, 32.12%, 08/25/2030 (a)(b)	Upstart	08/25/2025	18,638	18,638	19,491
DRB5865294, 23.23%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,201	2,201	2,114
DRB5865301, 31.80%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,004	2,004	2,081
DRB5865304, 30.06%, 08/25/2030 (a)(b)	Upstart	08/25/2025	35,883	35,883	36,462
DRB5865305, 32.28%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,664	4,664	4,899
DRB5865307, 31.17%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,013	4,013	4,110
DRB5865308, 25.47%, 08/25/2028 (a)(b)	Upstart	08/25/2025	4,587	4,587	4,324
DRB5865326, 20.30%, 08/25/2030 (a)(b)	Upstart	08/25/2025	10,946	10,946	10,058
DRB5865338, 29.04%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,938	3,938	3,932
DRB5865346, 30.83%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,232	2,232	2,294
DRB5865371, 31.85%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,108	3,108	3,244
DRB5865404, 25.95%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	1,091	1,091	103
DRB5865421, 27.70%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,161	1,161	1,138
DRB5865427, 30.25%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,328	2,328	2,372
DRB5865456, 28.69%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,037	5,037	5,013
DRB5865461, 32.35%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,016	4,030	4,242
DRB5865470, 30.29%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,728	2,728	2,692
DRB5865480, 28.90%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,168	7,168	7,542
DRB5865502, 29.32%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,330	5,330	5,356
DRB5865508, 28.89%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,778	5,778	5,757
DRB5865509, 25.67%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,014	1,014	958
DRB5865525, 25.52%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,200	1,200	1,197
DRB5865528, 32.19%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,081	4,081	4,281
DRB5865533, 28.66%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,259	1,259	1,253
DRB5865537, 31.87%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,040	2,040	2,130
DRB5865539, 29.34%, 08/25/2028 (a)(b)	Upstart	08/25/2025	6,575	6,575	6,486
DRB5865550, 17.14%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,011	3,011	2,894
DRB5865565, 28.75%, 08/25/2030 (a)(b)	Upstart	08/25/2025	11,140	11,140	11,097
DRB5865567, 31.54%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,719	2,719	2,825

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5865584, 32.32%, 08/25/2030 (a)(b)	Upstart	08/25/2025	$1,652	$1,652	$1,736
DRB5865609, 26.37%, 08/25/2030 (a)(b)	Upstart	08/25/2025	15,463	15,463	14,852
DRB5865615, 30.44%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,440	8,440	8,626
DRB5865619, 32.05%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	5,818	5,818	1,495
DRB5865626, 28.89%, 08/25/2030 (a)(b)	Upstart	08/25/2025	11,335	11,335	11,316
DRB5865628, 29.05%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,647	1,647	1,648
DRB5865648, 28.93%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,010	2,010	1,993
DRB5865659, 28.28%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,888	3,901	3,770
DRB5865661, 31.62%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,039	2,039	2,121
DRB5865678, 21.61%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,846	3,846	3,610
DRB5865688, 28.87%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,087	3,087	3,074
DRB5865692, 30.65%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,859	1,859	1,913
DRB5865729, 25.01%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,448	1,453	1,434
DRB5865751, 29.83%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,554	7,554	7,634
DRB5865753, 28.84%, 08/25/2030 (a)(b)	Upstart	08/25/2025	11,111	11,111	11,059
DRB5865773, 29.21%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,454	1,454	1,458
DRB5865782, 32.19%, 08/25/2030 (a)(b)	Upstart	08/25/2025	31,487	31,487	33,199
DRB5865826, 27.17%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,173	3,173	3,079
DRB5865834, 26.87%, 08/25/2028 (a)(b)	Upstart	08/25/2025	4,824	4,824	4,918
DRB5865836, 28.43%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,646	1,646	1,632
DRB5865837, 31.01%, 08/25/2030 (a)(b)	Upstart	08/25/2025	17,144	17,144	17,632
DRB5865848, 30.02%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,054	2,054	2,093
DRB5865873, 31.40%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,895	1,895	1,956
DRB5865886, 27.87%, 08/25/2030 (a)(b)	Upstart	08/25/2025	9,872	9,872	9,703
DRB5865898, 25.67%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,568	1,568	1,481
DRB5865957, 29.53%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,081	1,085	1,094
DRB5865959, 29.71%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,520	3,520	3,570
DRB5865970, 29.91%, 08/25/2028 (a)(b)	Upstart	08/25/2025	21,895	21,895	21,639
DRB5865981, 24.79%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,806	1,806	1,694
DRB5865983, 28.45%, 08/25/2030 (a)(b)	Upstart	08/25/2025	11,233	11,233	11,139
DRB5865993, 26.35%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,832	4,832	4,640
DRB5865997, 32.23%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,721	2,730	2,856
DRB5866003, 29.29%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,035	2,035	2,044
DRB5866004, 30.71%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,553	1,553	1,593
DRB5866009, 21.75%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,102	2,109	2,060
DRB5866013, 32.29%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	2,981	2,991	718
DRB5866043, 28.16%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,745	7,745	7,646
DRB5866045, 29.71%, 08/25/2030 (a)(b)	Upstart	08/25/2025	18,217	18,217	18,376
DRB5866046, 25.26%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,667	5,687	5,622
DRB5866051, 31.08%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,960	2,960	3,077
DRB5866061, 21.97%, 08/25/2030 (a)(b)	Upstart	08/25/2025	962	962	948
DRB5866067, 31.62%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,426	3,426	3,607
DRB5866076, 30.62%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,043	2,043	2,033
DRB5866090, 26.99%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,862	3,862	3,738
DRB5866096, 26.29%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,476	6,476	6,212
DRB5866113, 29.82%, 08/25/2028 (a)(b)	Upstart	08/25/2025	5,751	5,751	5,679
DRB5866121, 26.21%, 08/25/2030 (a)(b)	Upstart	08/25/2025	11,372	11,372	10,874
DRB5866130, 28.60%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,332	4,332	4,334
DRB5866157, 31.03%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,650	1,650	1,701
DRB5866171, 31.17%, 08/25/2030 (a)(b)	Upstart	08/25/2025	15,626	15,626	16,112
DRB5866211, 30.16%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,598	2,598	2,574
DRB5866216, 29.73%, 08/25/2030 (a)(b)	Upstart	08/25/2025	38,853	38,853	39,570
DRB5866244, 31.87%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,577	7,577	7,910
DRB5866260, 16.27%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,746	3,746	3,620
DRB5866263, 25.75%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	1,082	1,082	237
DRB5866266, 30.27%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,360	1,360	1,387
DRB5866269, 31.93%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,040	2,040	2,131

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5866333, 30.91%, 08/25/2030 (a)(b)	Upstart	08/25/2025	$2,038	$2,038	$2,098
DRB5866347, 26.79%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,073	1,073	1,040
DRB5866352, 22.94%, 08/25/2030 (a)(b)	Upstart	08/25/2025	10,887	10,887	10,409
DRB5866356, 30.16%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,977	3,977	4,047
DRB5866366, 28.72%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,356	1,356	1,350
DRB5866375, 28.41%, 08/25/2030 (a)(b)	Upstart	08/25/2025	912	912	900
DRB5866403, 32.38%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,054	5,054	5,316
DRB5866406, 32.11%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,846	1,846	1,934
DRB5866408, 30.71%, 08/25/2028 (a)(b)	Upstart	08/25/2025	4,492	4,492	4,461
DRB5866411, 32.30%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,021	4,021	4,246
DRB5866412, 29.89%, 08/25/2030 (a)(b)	Upstart	08/25/2025	20,146	20,146	20,356
DRB5866423, 30.84%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,579	1,579	1,575
DRB5866475, 31.11%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,664	1,664	1,724
DRB5866482, 30.59%, 08/25/2028 (a)(b)	Upstart	08/25/2025	16,837	16,837	16,672
DRB5866491, 29.89%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,259	2,267	2,271
DRB5866516, 32.34%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,705	6,705	7,049
DRB5866530, 19.13%, 08/25/2028 (a)(b)	Upstart	08/25/2025	800	800	785
DRB5866534, 31.46%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,040	2,040	2,116
DRB5866542, 26.73%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,641	4,641	4,482
DRB5866549, 30.65%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,157	3,157	3,143
DRB5866555, 29.83%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,080	3,080	3,113
DRB5866567, 31.18%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,244	4,244	4,377
DRB5866570, 31.37%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	2,700	2,700	196
DRB5866574, 22.65%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,059	1,063	1,011
DRB5866604, 29.31%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,733	2,733	2,736
DRB5866614, 30.91%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,650	1,650	1,698
DRB5866641, 28.79%, 08/25/2030 (a)(b)	Upstart	08/25/2025	38,960	38,960	38,725
DRB5866695, 31.58%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,719	2,719	2,827
DRB5866720, 14.29%, 08/25/2030 (a)(b)	Upstart	08/25/2025	17,159	17,159	16,060
DRB5866729, 25.70%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,569	1,569	1,487
DRB5866737, 30.05%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,712	1,712	1,734
DRB5866747, 31.71%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,148	5,148	5,361
DRB5866757, 29.65%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	19,428	19,428	1,444
DRB5866759, 31.77%, 08/25/2030 (a)(b)	Upstart	08/25/2025	47,594	47,594	49,614
DRB5866767, 28.30%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,331	1,336	1,313
DRB5866770, 28.99%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,957	8,957	8,937
DRB5866771, 29.90%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,455	1,455	1,474
DRB5866789, 31.77%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,722	5,722	5,953
DRB5866808, 24.18%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,700	2,700	2,967
DRB5866809, 29.16%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,109	5,109	5,111
DRB5866828, 28.49%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,810	3,810	3,792
DRB5866852, 29.19%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,841	1,841	1,846
DRB5866856, 22.47%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	1,963	1,963	424
DRB5866877, 31.17%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,165	1,165	1,204
DRB5866910, 29.98%, 08/25/2028 (a)(b)	Upstart	08/25/2025	9,548	9,582	9,410
DRB5866920, 19.17%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,770	4,770	4,833
DRB5866935, 28.34%, 08/25/2028 (a)(b)	Upstart	08/25/2025	4,537	4,537	4,415
DRB5866947, 28.80%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,162	1,162	1,159
DRB5866960, 27.54%, 08/25/2030 (a)(b)	Upstart	08/25/2025	10,259	10,259	11,876
DRB5866971, 31.38%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,185	1,185	1,205
DRB5866989, 30.01%, 08/25/2030 (a)(b)	Upstart	08/25/2025	14,450	14,450	14,671
DRB5866992, 23.33%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,461	4,461	4,291
DRB5866998, 31.06%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,136	2,136	2,203
DRB5867010, 28.89%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,103	6,125	6,093
DRB5867012, 28.08%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,707	7,707	7,585
DRB5867023, 25.98%, 08/25/2030 (a)(b)	Upstart	08/25/2025	14,413	14,464	13,732
DRB5867056, 31.13%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,621	2,621	2,706

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5867059, 24.03%, 08/25/2028 (a)(b)	Upstart	08/25/2025	$9,671	$9,671	$9,504
DRB5867070, 12.14%, 08/25/2030 (a)(b)	Upstart	08/25/2025	11,501	11,541	10,968
DRB5867077, 22.97%, 08/25/2028 (a)(b)	Upstart	08/25/2025	18,171	18,171	17,632
DRB5867084, 30.09%, 08/25/2028 (a)(b)	Upstart	08/25/2025	31,922	31,922	31,604
DRB5867090, 30.59%, 08/25/2030 (a)(b)	Upstart	08/25/2025	16,195	16,195	16,554
DRB5867097, 27.31%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,869	3,869	4,142
DRB5867104, 16.10%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,249	3,260	3,392
DRB5867123, 26.98%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,160	1,160	1,125
DRB5867142, 31.42%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,748	1,748	1,812
DRB5867147, 30.04%, 08/25/2030 (a)(b)	Upstart	08/25/2025	12,877	12,877	13,054
DRB5867172, 24.68%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,525	7,525	7,417
DRB5867174, 28.44%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,615	2,615	2,592
DRB5867195, 26.29%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,508	5,508	5,568
DRB5867248, 23.37%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,174	2,174	1,990
DRB5867272, 29.10%, 08/25/2030 (a)(b)	Upstart	08/25/2025	20,736	20,736	20,767
DRB5867292, 29.33%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,841	1,841	1,851
DRB5867296, 17.20%, 08/25/2030 (a)(b)	Upstart	08/25/2025	10,046	10,046	9,868
DRB5867350, 29.32%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,070	6,070	6,081
DRB5867351, 21.31%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,057	1,057	1,031
DRB5867352, 32.01%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,640	1,640	1,713
DRB5867364, 29.30%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,009	5,009	5,274
DRB5867369, 29.60%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,836	2,836	2,871
DRB5867373, 29.97%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,154	2,154	2,176
DRB5867379, 22.88%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,926	1,926	1,845
DRB5867391, 26.05%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,256	1,256	1,265
DRB5867394, 28.87%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,163	1,163	1,160
DRB5867408, 28.56%, 08/25/2028 (a)(b)	Upstart	08/25/2025	6,491	6,491	6,326
DRB5867413, 28.40%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,749	6,749	6,674
DRB5867426, 27.95%, 08/25/2030 (a)(b)	Upstart	08/25/2025	958	958	939
DRB5867431, 30.46%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,657	4,657	5,018
DRB5867458, 30.34%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,686	3,686	3,761
DRB5867480, 30.07%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	1,986	1,986	140
DRB5867501, 30.83%, 08/25/2028 (a)(b)	Upstart	08/25/2025	4,365	4,365	4,354
DRB5867518, 29.74%, 08/25/2028 (a)(b)	Upstart	08/25/2025	5,473	5,473	5,399
DRB5867533, 30.39%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,446	2,446	2,649
DRB5867542, 27.86%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,111	1,114	1,075
DRB5867564, 30.23%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,201	3,201	3,261
DRB5867578, 28.71%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,442	3,442	3,439
DRB5867587, 28.59%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,344	1,344	1,333
DRB5867597, 29.98%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,261	1,261	1,279
DRB5867598, 29.95%, 08/25/2028 (a)(b)	Upstart	08/25/2025	26,906	26,906	26,602
DRB5867608, 31.43%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,656	7,656	7,925
DRB5867674, 29.91%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,284	3,284	3,323
DRB5867720, 25.45%, 08/25/2030 (a)(b)	Upstart	08/25/2025	966	966	914
DRB5867730, 26.30%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,717	8,717	8,813
DRB5867752, 13.61%, 08/25/2030 (a)(b)	Upstart	08/25/2025	33,335	33,335	30,845
DRB5867762, 31.64%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,606	1,606	1,663
DRB5867763, 21.49%, 08/25/2028 (a)(b)	Upstart	08/25/2025	5,508	5,508	5,273
DRB5867803, 28.85%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,034	2,034	2,030
DRB5867808, 32.04%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,275	4,290	4,474
DRB5867812, 28.70%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,453	1,453	1,446
DRB5867824, 31.59%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,438	5,438	5,654
DRB5867834, 16.80%, 08/25/2030 (a)(b)	Upstart	08/25/2025	16,161	16,161	15,753
DRB5867848, 29.78%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,266	4,266	4,317
DRB5867862, 30.65%, 08/25/2028 (a)(b)	Upstart	08/25/2025	18,293	18,293	18,212
DRB5867875, 28.96%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,356	1,356	1,356
DRB5867880, 29.93%, 08/25/2028 (a)(b)	Upstart	08/25/2025	4,546	4,546	4,494

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5867903, 27.03%, 08/25/2030 (a)(b)	Upstart	08/25/2025	$1,028	$1,028	$1,042
DRB5867909, 30.07%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,461	4,461	4,534
DRB5867917, 28.09%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,680	6,680	6,588
DRB5867920, 28.21%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,357	4,357	4,305
DRB5867923, 30.97%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,503	7,530	7,663
DRB5867929, 31.78%, 08/25/2030 (a)(b)	Upstart	08/25/2025	9,513	9,513	9,898
DRB5867937, 30.37%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,425	2,425	2,476
DRB5867950, 28.04%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,280	1,280	1,269
DRB5867961, 23.35%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	5,000	5,000	535
DRB5867963, 24.67%, 08/25/2028 (a)(b)	Upstart	08/25/2025	5,681	5,681	5,342
DRB5868378, 30.70%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,620	2,620	2,688
DRB5868516, 32.16%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,934	1,934	2,014
DRB5868548, 28.88%, 08/25/2030 (a)(b)	Upstart	08/25/2025	9,110	9,110	9,065
DRB5868573, 30.63%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,862	3,862	3,832
DRB5868591, 30.81%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,023	2,023	2,075
DRB5868689, 32.24%, 08/25/2030 (a)(b)	Upstart	08/25/2025	32,090	32,090	33,609
DRB5868769, 21.91%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,722	5,722	5,381
DRB5868800, 32.31%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,790	3,790	3,982
DRB5868863, 31.10%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,632	1,632	1,680
DRB5868901, 28.41%, 08/25/2030 (a)(b)	Upstart	08/25/2025	939	939	928
DRB5868909, 29.88%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,255	1,255	1,269
DRB5869077, 26.16%, 08/25/2030 (a)(b)	Upstart	08/25/2025	9,662	9,662	9,251
DRB5869175, 29.94%, 08/26/2030 (a)(b)	Upstart	08/26/2025	726	728	789
DRB5869206, 32.24%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,332	2,332	2,448
DRB5869214, 28.83%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,325	2,325	2,319
DRB5869215, 29.18%, 08/25/2030 (a)(b)	Upstart	08/25/2025	42,541	42,541	42,656
DRB5869298, 31.36%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,544	8,544	8,853
DRB5869324, 16.07%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,166	7,166	6,909
DRB5869365, 26.96%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,191	3,191	3,093
DRB5869373, 28.78%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,134	5,134	5,117
DRB5869390, 31.91%, 08/25/2030 (a)(b)	Upstart	08/25/2025	15,349	15,349	16,033
DRB5869392, 32.07%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,040	2,040	2,136
DRB5869405, 28.80%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,059	1,059	1,053
DRB5869436, 29.37%, 08/25/2030 (a)(b)	Upstart	08/25/2025	9,498	9,498	9,551
DRB5869487, 18.07%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,203	2,203	2,040
DRB5869545, 30.74%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,499	3,499	3,578
DRB5869548, 32.21%, 08/25/2030 (a)(b)	Upstart	08/25/2025	33,648	33,648	41,065
DRB5869852, 31.58%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,525	2,525	2,625
DRB5869992, 31.25%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,815	2,815	2,912
DRB5870057, 32.02%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,561	2,561	2,693
DRB5870195, 25.85%, 08/25/2028 (a)(b)	Upstart	08/25/2025	4,246	4,246	4,029
DRB5870268, 23.27%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,541	1,541	1,410
DRB5870383, 30.63%, 08/25/2028 (a)(b)	Upstart	08/25/2025	32,128	32,128	31,979
DRB5870387, 28.66%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,167	1,167	1,161
DRB5870390, 27.97%, 08/25/2028 (a)(b)	Upstart	08/25/2025	5,899	5,899	5,702
DRB5870394, 28.72%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,456	1,456	1,449
DRB5870428, 28.68%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,712	2,712	2,699
DRB5870438, 29.28%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,318	2,318	2,276
DRB5870443, 29.42%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	2,582	2,591	185
DRB5870465, 21.77%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,963	5,963	5,858
DRB5870466, 31.97%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	3,768	3,768	874
DRB5870476, 31.88%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,331	2,331	2,434
DRB5870478, 31.41%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,078	4,078	4,229
DRB5870490, 32.00%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,834	1,834	1,914
DRB5870497, 32.29%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,733	5,733	6,023
DRB5870520, 29.30%, 08/25/2028 (a)(b)(c)	Upstart	08/25/2025	2,893	2,893	208
DRB5870569, 29.26%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	2,383	2,391	550

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5870571, 28.86%, 08/25/2030 (a)(b)	Upstart	08/25/2025	$15,887	$15,943	$15,853
DRB5870650, 27.66%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,799	4,799	4,689
DRB5870669, 32.23%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,481	3,481	3,647
DRB5870689, 23.06%, 08/25/2030 (a)(b)	Upstart	08/25/2025	28,705	28,705	27,575
DRB5870732, 30.44%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,455	1,455	1,487
DRB5870775, 31.00%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,786	3,786	3,902
DRB5870812, 24.50%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,717	7,717	7,584
DRB5870849, 25.33%, 08/26/2030 (a)(b)	Upstart	08/26/2025	8,838	8,838	9,162
DRB5870896, 28.17%, 08/25/2030 (a)(b)	Upstart	08/25/2025	25,444	25,444	26,475
DRB5871004, 14.21%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,817	2,817	2,718
DRB5871168, 28.61%, 08/26/2028 (a)(b)(c)	Upstart	08/26/2025	9,627	9,627	964
DRB5871287, 22.27%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	2,159	2,159	155
DRB5871363, 30.63%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,941	1,941	1,990
DRB5871416, 27.81%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,017	7,017	6,874
DRB5871435, 31.58%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,718	5,738	5,931
DRB5871569, 19.70%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,757	5,757	5,475
DRB5871614, 31.32%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,499	6,499	6,720
DRB5871756, 20.91%, 08/26/2028 (a)(b)	Upstart	08/26/2025	7,464	7,464	7,106
DRB5871761, 14.08%, 08/26/2030 (a)(b)	Upstart	08/26/2025	24,168	24,168	22,531
DRB5871783, 28.28%, 08/26/2030 (a)(b)	Upstart	08/26/2025	8,133	8,133	8,048
DRB5871799, 28.31%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,685	2,685	2,613
DRB5871818, 30.41%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,067	1,067	1,091
DRB5871820, 32.01%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,692	3,692	3,865
DRB5871992, 32.08%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,846	1,846	1,934
DRB5871994, 28.68%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,065	1,065	1,061
DRB5872030, 22.68%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	20,420	20,420	1,666
DRB5872043, 29.68%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,817	5,817	5,880
DRB5872057, 17.37%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,826	1,826	1,673
DRB5872152, 28.75%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	2,363	2,363	529
DRB5872163, 26.17%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,016	1,016	1,021
DRB5872177, 30.81%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,760	3,760	3,858
DRB5872206, 29.69%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	2,100	2,100	165
DRB5872288, 20.43%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,841	3,841	3,696
DRB5872313, 29.78%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,757	7,757	7,853
DRB5872317, 31.41%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,039	2,039	2,115
DRB5872329, 25.78%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,562	9,562	9,593
DRB5872339, 28.67%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,328	1,328	1,318
DRB5872406, 30.35%, 08/26/2028 (a)(b)	Upstart	08/26/2025	6,915	6,915	6,847
DRB5872430, 30.20%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,455	1,460	1,483
DRB5872441, 30.86%, 08/26/2028 (a)(b)	Upstart	08/26/2025	3,877	3,877	3,858
DRB5872450, 19.81%, 08/26/2030 (a)(b)	Upstart	08/26/2025	10,940	10,940	10,421
DRB5872499, 27.19%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,644	1,644	1,600
DRB5872505, 17.08%, 08/26/2028 (a)(b)	Upstart	08/26/2025	7,272	7,272	6,978
DRB5872511, 29.95%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,067	1,067	1,141
DRB5872515, 30.15%, 08/26/2028 (a)(b)	Upstart	08/26/2025	4,613	4,613	4,559
DRB5872525, 26.63%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,160	1,160	1,179
DRB5872534, 28.88%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	9,500	9,500	695
DRB5872537, 16.62%, 08/26/2028 (a)(b)	Upstart	08/26/2025	5,107	5,107	4,883
DRB5872555, 30.39%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,261	1,261	1,289
DRB5872559, 19.90%, 08/26/2030 (a)(b)	Upstart	08/26/2025	47,989	47,989	45,778
DRB5872568, 26.63%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,547	1,547	1,492
DRB5872590, 28.67%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,550	1,550	1,543
DRB5872591, 30.73%, 08/26/2030 (a)(b)	Upstart	08/26/2025	33,673	33,673	34,580
DRB5872610, 22.97%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,152	6,152	5,969
DRB5872619, 17.14%, 08/26/2028 (a)(b)(c)	Upstart	08/26/2025	2,251	2,251	218
DRB5872659, 29.97%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,526	7,526	7,626
DRB5872675, 31.82%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,943	1,943	2,028

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5872682, 31.46%, 08/26/2030 (a)(b)	Upstart	08/26/2025	$1,645	$1,651	$1,704
DRB5872690, 31.56%, 08/26/2030 (a)(b)	Upstart	08/26/2025	8,837	8,837	9,188
DRB5872695, 26.48%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,223	2,223	2,140
DRB5872704, 29.68%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,762	1,762	1,739
DRB5872720, 12.24%, 08/26/2028 (a)(b)	Upstart	08/26/2025	6,525	6,525	6,161
DRB5872723, 25.28%, 08/26/2030 (a)(b)	Upstart	08/26/2025	15,446	15,446	14,594
DRB5872724, 25.89%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,347	4,347	4,555
DRB5872726, 28.77%, 08/26/2030 (a)(b)	Upstart	08/26/2025	14,627	14,678	14,583
DRB5872734, 29.16%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,203	4,203	4,228
DRB5872737, 29.07%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,926	1,926	1,925
DRB5872761, 28.72%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,162	1,162	1,158
DRB5872771, 31.33%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,233	2,233	2,314
DRB5872773, 30.92%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,232	2,232	2,299
DRB5872801, 29.52%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,163	1,163	1,173
DRB5872802, 28.95%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,360	4,360	4,359
DRB5872806, 28.46%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,902	1,902	1,886
DRB5872810, 24.51%, 08/26/2030 (a)(b)	Upstart	08/26/2025	23,874	23,874	24,436
DRB5872812, 24.94%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,606	2,606	2,580
DRB5872814, 26.21%, 08/26/2030 (a)(b)	Upstart	08/26/2025	637	637	638
DRB5872819, 28.14%, 08/26/2030 (a)(b)	Upstart	08/26/2025	11,424	11,424	13,349
DRB5872825, 28.98%, 08/26/2028 (a)(b)	Upstart	08/26/2025	5,244	5,244	5,122
DRB5872835, 28.91%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,226	2,226	2,220
DRB5872840, 31.72%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,234	2,234	2,328
DRB5872842, 30.46%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,410	2,410	2,460
DRB5872867, 29.27%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,828	1,828	1,833
DRB5872868, 12.81%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,235	3,235	3,111
DRB5872874, 28.47%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,488	1,488	1,547
DRB5872884, 17.02%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,355	4,355	4,271
DRB5872897, 31.98%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,371	1,371	1,441
DRB5872916, 30.35%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,261	1,261	1,288
DRB5872925, 20.57%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,058	5,058	4,660
DRB5872935, 32.16%, 08/26/2030 (a)(b)	Upstart	08/26/2025	16,226	16,226	17,022
DRB5872938, 31.50%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,651	1,651	1,715
DRB5872942, 30.36%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	1,700	1,700	(8)
DRB5872949, 29.61%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,368	7,368	7,440
DRB5872970, 30.87%, 08/26/2028 (a)(b)	Upstart	08/26/2025	7,366	7,366	7,312
DRB5872979, 21.95%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,561	1,561	1,503
DRB5873007, 30.32%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,007	3,007	3,069
DRB5873016, 26.66%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,740	1,740	1,680
DRB5873041, 28.74%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,509	2,509	2,490
DRB5873052, 28.55%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,646	1,646	1,636
DRB5873058, 28.00%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,420	2,420	2,384
DRB5873068, 28.61%, 08/26/2030 (a)(b)	Upstart	08/26/2025	969	969	963
DRB5873084, 30.96%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,571	7,571	7,801
DRB5873085, 17.53%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,000	5,000	4,931
DRB5873086, 19.87%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,718	6,718	6,132
DRB5873093, 24.76%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,640	1,640	1,537
DRB5873122, 24.26%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,736	1,736	1,700
DRB5873158, 30.07%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,134	2,134	2,169
DRB5873163, 32.25%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,950	6,950	7,286
DRB5873177, 32.28%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,053	5,053	5,310
DRB5873191, 28.22%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,840	1,840	1,917
DRB5873194, 24.86%, 08/26/2030 (a)(b)	Upstart	08/26/2025	8,299	8,299	7,789
DRB5873205, 29.50%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	48,760	48,760	11,130
DRB5873208, 31.71%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,312	1,312	1,360
DRB5873232, 29.99%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,843	1,843	1,871
DRB5873234, 32.28%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	6,280	6,280	451

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5873237, 28.60%, 08/26/2030 (a)(b)	Upstart	08/26/2025	$2,034	$2,034	$2,023
DRB5873267, 29.90%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,018	2,025	2,042
DRB5873275, 31.89%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,846	1,846	1,928
DRB5873277, 31.07%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,472	3,472	3,577
DRB5873278, 30.56%, 08/26/2028 (a)(b)	Upstart	08/26/2025	6,221	6,221	6,191
DRB5873280, 26.68%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,287	5,287	5,091
DRB5873285, 28.37%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,778	6,778	6,717
DRB5873289, 32.04%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,178	4,178	4,375
DRB5873296, 32.31%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,268	2,268	2,406
DRB5873310, 30.37%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,307	2,315	2,352
DRB5873320, 22.95%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,721	3,721	3,562
DRB5873335, 28.40%, 08/26/2030 (a)(b)	Upstart	08/26/2025	19,932	19,932	19,704
DRB5873339, 28.70%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,199	6,199	6,174
DRB5873352, 29.71%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,429	5,429	5,491
DRB5873367, 24.83%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,702	2,702	2,670
DRB5873371, 21.64%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,401	2,401	2,303
DRB5873395, 29.99%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,455	1,455	1,557
DRB5873423, 29.98%, 08/26/2030 (a)(b)	Upstart	08/26/2025	30,747	30,855	31,222
DRB5873428, 21.63%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,058	1,058	1,037
DRB5873440, 15.53%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,050	2,050	1,933
DRB5873444, 31.14%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,727	5,727	5,918
DRB5873458, 28.59%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,034	2,034	2,022
DRB5873460, 23.54%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,120	2,120	2,142
DRB5873467, 29.07%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,174	6,196	6,205
DRB5873480, 30.05%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,812	2,812	2,859
DRB5873501, 25.76%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,352	3,352	3,183
DRB5873504, 27.52%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,064	1,068	1,097
DRB5873543, 28.68%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,521	5,521	5,497
DRB5873565, 24.86%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,061	1,065	996
DRB5873571, 27.08%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,310	4,310	4,433
DRB5873574, 24.35%, 08/26/2030 (a)(b)	Upstart	08/26/2025	11,557	11,557	10,741
DRB5873597, 26.28%, 08/26/2030 (a)(b)	Upstart	08/26/2025	10,798	10,798	10,337
DRB5873599, 28.53%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	1,674	1,680	374
DRB5873612, 30.24%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,899	6,899	7,017
DRB5873616, 32.13%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,846	1,846	1,936
DRB5873626, 23.08%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,445	1,445	1,449
DRB5873630, 14.62%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	8,696	8,696	1,821
DRB5873645, 30.80%, 08/26/2028 (a)(b)	Upstart	08/26/2025	3,158	3,158	3,150
DRB5873654, 32.16%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	6,061	6,061	1,425
DRB5873664, 26.99%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,127	2,127	2,064
DRB5873665, 30.69%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,755	4,755	4,880
DRB5873675, 25.03%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,665	1,665	1,568
DRB5873680, 30.00%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,625	5,625	5,713
DRB5873683, 31.67%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,002	7,002	7,275
DRB5873710, 29.86%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,760	3,760	3,789
DRB5873714, 30.76%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	4,896	4,896	373
DRB5873715, 28.82%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,262	4,277	4,253
DRB5873723, 29.24%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,365	7,365	7,396
DRB5873738, 26.32%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,223	2,223	2,134
DRB5873739, 11.74%, 08/26/2028 (a)(b)	Upstart	08/26/2025	4,437	4,437	4,167
DRB5873781, 30.99%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,442	1,442	1,484
DRB5873791, 27.07%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,480	6,480	6,294
DRB5873797, 22.98%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,180	1,180	1,180
DRB5873816, 22.35%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,117	2,117	2,012
DRB5873830, 29.70%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,751	4,767	4,803
DRB5873831, 24.34%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,409	2,409	2,460
DRB5873835, 29.04%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,035	2,035	2,037

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5873872, 30.00%, 08/26/2030 (a)(b)	Upstart	08/26/2025	$39,954	$39,954	$40,582
DRB5873895, 23.54%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,141	4,141	4,000
DRB5873953, 32.28%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,332	2,332	2,451
DRB5873974, 30.98%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,047	9,047	9,289
DRB5874020, 23.10%, 08/26/2030 (a)(b)	Upstart	08/26/2025	13,709	13,709	12,515
DRB5874034, 28.25%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,140	3,140	3,097
DRB5874045, 32.23%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,619	4,619	4,761
DRB5874054, 30.24%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,268	4,268	4,351
DRB5874127, 31.59%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,942	1,942	2,020
DRB5874130, 28.56%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,518	2,518	2,502
DRB5874143, 31.54%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,884	3,884	4,038
DRB5874181, 31.96%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,537	5,537	5,792
DRB5874184, 18.07%, 08/26/2028 (a)(b)	Upstart	08/26/2025	40,479	40,479	40,704
DRB5874276, 26.25%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,663	9,663	10,181
DRB5874311, 20.46%, 08/26/2030 (a)(b)	Upstart	08/26/2025	17,287	17,287	15,931
DRB5874349, 22.19%, 08/26/2028 (a)(b)(c)	Upstart	08/26/2025	2,300	2,300	49
DRB5874353, 29.91%, 08/26/2030 (a)(b)	Upstart	08/26/2025	11,248	11,248	11,410
DRB5874354, 26.79%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	3,600	3,600	22
DRB5874365, 29.84%, 08/26/2030 (a)(b)	Upstart	08/26/2025	24,630	24,630	25,138
DRB5874370, 29.28%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,198	3,198	3,213
DRB5874371, 29.20%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,594	9,594	9,627
DRB5874379, 21.45%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,892	2,892	2,828
DRB5874381, 28.80%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	5,163	5,163	1,319
DRB5874383, 29.87%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,454	1,454	1,474
DRB5874386, 18.57%, 08/26/2030 (a)(b)	Upstart	08/26/2025	11,308	11,308	11,362
DRB5874391, 28.11%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,453	4,453	4,632
DRB5874403, 28.98%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,994	2,994	3,080
DRB5874421, 29.82%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,975	3,975	4,027
DRB5874452, 31.10%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	4,371	4,371	306
DRB5874454, 28.78%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,943	4,943	4,929
DRB5874464, 31.71%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,176	4,176	4,588
DRB5874467, 29.39%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,749	4,749	4,780
DRB5874484, 30.01%, 08/26/2030 (a)(b)	Upstart	08/26/2025	38,112	38,112	40,807
DRB5874494, 17.34%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,007	6,007	5,908
DRB5874525, 31.82%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,662	4,662	5,130
DRB5874533, 30.94%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,329	2,329	2,400
DRB5874546, 30.37%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,761	6,761	6,932
DRB5874549, 24.98%, 08/26/2030 (a)(b)	Upstart	08/26/2025	965	965	956
DRB5874554, 29.84%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,561	2,561	2,614
DRB5874561, 32.39%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,248	5,248	5,524
DRB5874584, 22.12%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,694	2,694	2,550
DRB5874595, 30.31%, 08/26/2028 (a)(b)	Upstart	08/26/2025	3,806	3,806	3,778
DRB5874655, 30.22%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,783	3,783	3,855
DRB5874660, 28.28%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,324	2,324	2,423
DRB5874662, 30.30%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,231	2,231	2,276
DRB5874664, 25.83%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,009	6,009	5,710
DRB5874682, 24.20%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,797	4,797	4,447
DRB5874687, 16.04%, 08/26/2030 (a)(b)	Upstart	08/26/2025	14,545	14,545	14,008
DRB5874699, 17.48%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,775	2,775	2,739
DRB5874706, 30.19%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,649	1,649	1,680
DRB5874721, 27.45%, 08/26/2028 (a)(b)	Upstart	08/26/2025	4,335	4,335	4,166
DRB5874738, 24.39%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,543	1,543	1,515
DRB5874747, 27.82%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,851	1,857	1,792
DRB5874760, 30.74%, 08/26/2028 (a)(b)	Upstart	08/26/2025	3,436	3,436	3,425
DRB5874764, 30.39%, 08/26/2028 (a)(b)	Upstart	08/26/2025	13,646	13,693	13,558
DRB5874798, 32.31%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,596	3,596	3,780
DRB5874835, 32.38%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,537	5,537	5,815

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5874847, 26.14%, 08/26/2028 (a)(b)	Upstart	08/26/2025	$4,726	$4,726	$4,491
DRB5874853, 20.81%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,537	1,537	1,488
DRB5874892, 28.75%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,207	2,207	2,312
DRB5874894, 29.09%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,810	2,810	2,815
DRB5874909, 29.77%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,054	2,054	2,086
DRB5874911, 13.54%, 08/26/2030 (a)(b)	Upstart	08/26/2025	15,289	15,289	14,115
DRB5874941, 26.84%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	1,670	1,670	383
DRB5874949, 27.25%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	2,755	2,755	611
DRB5874954, 23.02%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,275	3,275	3,282
DRB5874974, 28.83%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,616	2,616	2,610
DRB5874976, 25.55%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,601	5,620	5,598
DRB5874989, 28.89%, 08/26/2030 (a)(b)	Upstart	08/26/2025	8,413	8,413	8,375
DRB5875008, 17.83%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,374	2,374	2,354
DRB5875024, 28.51%, 08/26/2028 (a)(b)	Upstart	08/26/2025	4,538	4,538	4,425
DRB5875028, 27.71%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,565	5,585	5,473
DRB5875075, 28.90%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,830	9,830	9,800
DRB5875093, 26.18%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,063	1,067	1,073
DRB5875126, 27.64%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,758	1,758	1,699
DRB5875132, 29.43%, 08/26/2028 (a)(b)	Upstart	08/26/2025	39,129	39,129	38,507
DRB5875174, 29.30%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,149	1,153	1,214
DRB5875178, 27.06%, 08/26/2030 (a)(b)	Upstart	08/26/2025	967	967	939
DRB5875216, 29.86%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,841	6,841	6,920
DRB5875227, 27.88%, 08/26/2028 (a)(b)	Upstart	08/26/2025	13,776	13,776	14,055
DRB5875238, 29.02%, 08/26/2028 (a)(b)	Upstart	08/26/2025	3,037	3,037	2,968
DRB5875269, 29.81%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,812	2,812	2,848
DRB5875270, 21.57%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,981	2,981	2,797
DRB5875283, 28.85%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,780	2,780	2,720
DRB5875337, 24.93%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,062	1,062	997
DRB5875339, 29.55%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,459	4,459	4,499
DRB5875358, 29.63%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	1,398	1,403	108
DRB5875360, 29.85%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,618	2,618	2,653
DRB5875370, 29.04%, 08/26/2030 (a)(b)	Upstart	08/26/2025	946	946	944
DRB5875376, 29.39%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	2,979	2,979	279
DRB5875391, 29.29%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,066	1,066	1,071
DRB5875399, 24.09%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,218	2,218	2,057
DRB5875406, 27.70%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,443	3,443	3,369
DRB5875409, 28.30%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,033	2,033	2,013
DRB5875422, 27.96%, 08/26/2028 (a)(b)	Upstart	08/26/2025	4,505	4,505	4,355
DRB5875447, 32.39%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,527	2,527	2,660
DRB5875449, 30.13%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	30,300	30,300	(122)
DRB5875454, 11.20%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,509	2,509	2,409
DRB5875461, 23.18%, 08/26/2028 (a)(b)	Upstart	08/26/2025	920	920	895
DRB5875462, 28.18%, 08/26/2028 (a)(b)	Upstart	08/26/2025	4,814	4,814	4,679
DRB5875476, 18.50%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,708	6,708	6,256
DRB5875496, 27.67%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,373	5,373	5,257
DRB5875499, 30.26%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,037	2,037	2,077
DRB5875500, 27.61%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,225	2,225	2,180
DRB5875507, 27.87%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,291	3,291	3,237
DRB5875509, 27.84%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,516	2,516	2,473
DRB5875517, 24.29%, 08/26/2030 (a)(b)	Upstart	08/26/2025	11,380	11,380	11,152
DRB5875536, 28.78%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,444	1,444	1,437
DRB5875546, 28.66%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,615	2,615	2,603
DRB5875582, 31.59%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,496	3,496	3,637
DRB5875585, 28.02%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,937	4,937	4,866
DRB5875612, 23.51%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,815	4,815	4,417
DRB5875632, 28.58%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,487	3,487	3,466
DRB5875639, 23.87%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	1,700	1,700	25

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
DRB5875641, 19.66%, 08/26/2030 (a)(b)	Upstart	08/26/2025	$25,629	$25,629	$26,212
DRB5875643, 28.82%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	1,986	1,986	192
DRB5875645, 28.11%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,742	1,742	1,720
DRB5875649, 28.37%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,416	4,416	4,366
DRB5875650, 26.94%, 08/26/2030 (a)(b)	Upstart	08/26/2025	14,408	14,458	13,967
DRB5875685, 30.79%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,797	2,797	2,869
DRB5875687, 23.04%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,031	7,031	7,049
DRB5875707, 29.83%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,618	2,618	2,652
DRB5875712, 24.42%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,061	1,061	1,042
DRB5875733, 26.91%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,150	2,157	2,077
DRB5875741, 29.38%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,510	9,510	9,549
DRB5875758, 14.63%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,907	1,907	1,892
DRB5875759, 29.93%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,141	5,159	5,216
DRB5875763, 28.28%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,162	1,162	1,150
DRB5875775, 30.80%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,969	2,969	3,045
DRB5875789, 30.50%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,023	1,023	1,017
DRB5875790, 30.20%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,605	2,605	2,665
DRB5875793, 28.91%, 08/26/2030 (a)(b)	Upstart	08/26/2025	14,035	14,035	13,986
DRB5875807, 28.57%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,324	2,333	2,310
DRB5875822, 24.94%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,702	9,702	10,859
DRB5875831, 31.60%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,331	2,331	2,425
DRB5875846, 30.52%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	8,741	8,771	619
DRB5875850, 22.75%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,637	1,643	1,565
DRB5875855, 23.04%, 08/26/2028 (a)(b)	Upstart	08/26/2025	7,742	7,742	7,520
DRB5875858, 27.74%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,935	1,935	1,900
DRB5875869, 26.39%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,755	1,755	1,675
DRB5875876, 29.95%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	6,051	6,051	434
DRB5875893, 26.22%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,055	1,055	1,056
DRB5875895, 29.86%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,040	2,040	2,068
DRB5875902, 26.89%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,150	1,150	1,111
DRB5875915, 32.16%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,742	4,742	5,018
DRB5875954, 29.71%, 08/26/2030 (a)(b)	Upstart	08/26/2025	19,297	19,297	19,515
DRB5875958, 25.79%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,232	2,232	2,219
DRB5875962, 30.07%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	4,767	4,767	477
DRB5875968, 31.26%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,337	2,337	2,405
DRB5875980, 29.60%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,460	4,460	4,502
DRB5875982, 30.10%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,722	5,722	5,821
DRB5875986, 26.98%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,352	4,352	4,221
DRB5875992, 29.93%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,855	7,855	7,970
DRB5876001, 29.49%, 08/26/2028 (a)(b)	Upstart	08/26/2025	3,245	3,245	3,196
DRB5876011, 30.88%, 08/26/2030 (a)(b)	Upstart	08/26/2025	44,257	44,257	45,550
DRB5876015, 29.28%, 08/26/2030 (a)(b)	Upstart	08/26/2025	17,141	17,141	17,189
DRB5876032, 29.02%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,323	3,323	3,336
DRB5876081, 31.45%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,071	4,071	4,217
DRB5876100, 31.53%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	4,400	4,400	(36)
DRB5876112, 28.47%, 08/26/2030 (a)(b)	Upstart	08/26/2025	19,185	19,185	19,001
DRB5876114, 19.03%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,673	7,673	7,219
DRB5876122, 28.58%, 08/26/2028 (a)(b)	Upstart	08/26/2025	3,259	3,270	3,191
DRB5876124, 26.56%, 08/26/2030 (a)(b)	Upstart	08/26/2025	19,088	19,088	19,333
DRB5876137, 26.01%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,308	2,308	2,435
DRB5876166, 27.19%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,836	4,836	4,706
DRB5876187, 29.75%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,164	1,164	1,178
DRB5876201, 31.49%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,196	2,196	2,256
DRB5876204, 29.95%, 08/26/2028 (a)(b)(c)	Upstart	08/26/2025	35,022	35,022	8,316
FW5853651, 23.43%, 08/26/2030 (a)(b)	Upstart	08/26/2025	22,593	22,593	21,904
FW5854016, 26.41%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,899	2,899	2,783
FW5856466, 29.48%, 08/25/2028 (a)(b)	Upstart	08/25/2025	4,070	4,084	3,981

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
FW5857292, 29.15%, 08/22/2030 (a)(b)	Upstart	08/22/2025	$5,911	$5,911	$5,915
FW5857612, 31.88%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	2,086	2,086	137
FW5857657, 14.38%, 08/22/2028 (a)(b)	Upstart	08/22/2025	909	909	848
FW5857684, 22.38%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,624	9,624	9,136
FW5857695, 18.68%, 08/22/2028 (a)(b)(c)	Upstart	08/22/2025	1,050	1,050	250
FW5857704, 24.52%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,219	2,226	2,068
FW5857730, 22.23%, 08/22/2030 (a)(b)	Upstart	08/22/2025	8,591	8,591	8,113
FW5857916, 18.24%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,431	1,431	1,428
FW5857962, 28.63%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,068	4,068	4,039
FW5857984, 13.68%, 08/22/2028 (a)(b)	Upstart	08/22/2025	8,303	8,303	6,614
FW5858016, 28.46%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	2,858	2,868	632
FW5858034, 17.29%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,290	4,290	4,213
FW5858035, 18.91%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,314	4,314	4,046
FW5858068, 20.71%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,607	9,607	8,878
FW5858119, 31.25%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,650	1,656	1,705
FW5858124, 31.43%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	2,958	2,958	663
FW5858178, 27.06%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	2,165	2,165	474
FW5858209, 31.62%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,845	1,845	1,916
FW5858216, 31.11%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,234	1,234	1,267
FW5858225, 27.95%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,355	1,355	1,332
FW5858236, 27.15%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,234	5,234	4,213
FW5858238, 18.93%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,760	7,760	6,247
FW5858262, 28.83%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,259	1,259	1,254
FW5858266, 28.73%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,325	2,333	2,312
FW5858282, 28.85%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,906	2,906	2,895
FW5858292, 19.84%, 08/22/2030 (a)(b)	Upstart	08/22/2025	10,653	10,653	10,141
FW5858299, 30.15%, 08/26/2028 (a)(b)	Upstart	08/26/2025	18,282	18,282	18,121
FW5858309, 28.89%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,809	2,809	2,801
FW5858366, 29.12%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,996	2,996	3,151
FW5858381, 19.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,438	1,438	1,351
FW5858393, 32.36%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,604	4,604	4,006
FW5858395, 30.36%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	5,715	5,715	1,274
FW5858403, 31.65%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,302	3,302	3,430
FW5858431, 32.17%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,915	2,915	3,052
FW5858458, 19.26%, 08/22/2028 (a)(b)	Upstart	08/22/2025	994	994	927
FW5858465, 26.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,633	1,639	1,555
FW5858486, 30.64%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,359	1,359	1,390
FW5858529, 24.96%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,227	2,227	2,202
FW5858530, 31.41%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,464	1,464	1,498
FW5858538, 25.55%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,015	1,015	959
FW5858551, 30.78%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,911	2,911	2,986
FW5858567, 19.42%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,043	6,043	5,715
FW5858604, 15.89%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,343	3,343	3,212
FW5858627, 13.76%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,089	2,089	2,005
FW5858637, 13.53%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,952	2,952	2,727
FW5858662, 29.94%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,891	2,891	2,922
FW5858663, 24.97%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,227	3,227	3,031
FW5858669, 31.97%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,813	2,813	2,433
FW5858702, 17.34%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,391	2,391	2,350
FW5858725, 28.76%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,546	1,551	1,535
FW5858729, 15.68%, 08/22/2028 (a)(b)	Upstart	08/22/2025	19,489	19,489	18,415
FW5858746, 21.67%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,006	2,006	1,965
FW5858754, 31.31%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,563	4,563	4,717
FW5858761, 31.89%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,943	1,950	2,026
FW5858782, 21.64%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,122	3,122	2,990
FW5858788, 28.66%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,390	3,390	3,368
FW5858847, 14.44%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,000	1,000	933

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
FW5858870, 23.10%, 08/22/2030 (a)(b)	Upstart	08/22/2025	$5,358	$5,358	$5,132
FW5858875, 31.24%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,592	3,592	3,709
FW5858879, 26.55%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,158	1,158	1,112
FW5858887, 27.85%, 08/22/2030 (a)(b)	Upstart	08/22/2025	968	968	950
FW5858890, 18.72%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,054	1,054	1,061
FW5858892, 29.27%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,938	1,938	1,943
FW5858897, 15.46%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,014	2,014	1,901
FW5858907, 17.58%, 08/22/2028 (a)(b)	Upstart	08/22/2025	908	908	833
FW5858926, 32.09%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,933	2,933	2,553
FW5858934, 28.52%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	1,688	1,688	119
FW5858948, 31.58%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,651	1,651	1,713
FW5858989, 29.79%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,638	1,638	1,652
FW5859008, 25.51%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,425	5,425	5,643
FW5859015, 29.89%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,653	1,653	1,673
FW5859028, 28.29%, 08/22/2030 (a)(b)	Upstart	08/22/2025	19,268	19,268	20,060
FW5859052, 26.07%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,092	3,092	2,952
FW5859058, 31.81%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,234	2,234	2,326
FW5859083, 25.47%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,798	7,798	7,334
FW5859088, 27.37%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,353	4,353	4,240
FW5859098, 28.55%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,936	4,936	4,091
FW5859112, 28.80%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,001	4,001	3,931
FW5859191, 30.54%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,105	3,105	3,173
FW5859192, 23.46%, 08/22/2028 (a)(b)	Upstart	08/22/2025	995	995	1,018
FW5859215, 32.22%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,178	4,178	4,378
FW5859219, 31.30%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,056	2,056	1,762
FW5859243, 18.52%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,291	2,291	2,131
FW5859251, 20.24%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,053	1,053	994
FW5859274, 31.75%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,302	3,302	3,436
FW5859285, 30.82%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,203	3,203	3,286
FW5859286, 31.79%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,699	1,699	1,761
FW5859295, 28.24%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,422	2,422	2,390
FW5859323, 31.61%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,400	2,400	2,486
FW5859344, 18.29%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,005	1,005	930
FW5859368, 22.03%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,058	1,058	1,043
FW5859398, 31.74%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,385	2,385	2,474
FW5859422, 21.92%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,555	1,555	1,491
FW5859466, 29.61%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	1,576	1,576	350
FW5859566, 14.04%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,668	2,668	2,486
FW5859609, 32.33%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,986	2,986	3,112
FW5859613, 25.78%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,125	2,125	2,020
FW5859629, 32.34%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,749	1,749	1,836
FW5859644, 32.31%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,458	1,458	1,529
FW5859662, 22.06%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,161	3,172	3,108
FW5859685, 30.53%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,135	2,135	2,120
FW5859701, 28.98%, 08/22/2030 (a)(b)	Upstart	08/22/2025	10,464	10,464	11,010
FW5859735, 28.81%, 08/22/2030 (a)(b)	Upstart	08/22/2025	14,186	14,186	14,094
FW5859811, 28.49%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,259	1,259	1,247
FW5859824, 28.74%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,693	4,693	4,655
FW5859825, 22.16%, 08/22/2030 (a)(b)	Upstart	08/22/2025	10,873	10,873	10,738
FW5859828, 27.75%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,161	1,165	1,138
FW5859874, 30.34%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,305	6,305	7,053
FW5859885, 30.52%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,501	6,501	6,641
FW5859895, 28.82%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,057	1,057	1,051
FW5859943, 31.90%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,579	4,579	4,775
FW5859978, 16.72%, 08/22/2028 (a)(b)	Upstart	08/22/2025	4,020	4,020	3,658
FW5860003, 28.71%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,165	4,165	4,141
FW5860083, 23.58%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,397	5,397	5,222

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
FW5860153, 25.67%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	$3,300	$3,300	$272
FW5860312, 31.28%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,534	5,534	5,718
FW5860322, 28.89%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,034	2,034	2,028
FW5860334, 27.76%, 08/22/2030 (a)(b)	Upstart	08/22/2025	968	968	948
FW5860375, 32.27%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,555	1,555	1,630
FW5860381, 22.22%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,293	5,293	5,011
FW5860438, 29.32%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,326	2,326	2,334
FW5860460, 24.09%, 08/22/2030 (a)(b)	Upstart	08/22/2025	16,199	16,199	14,997
FW5860478, 32.19%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,332	2,332	2,442
FW5860502, 23.28%, 08/22/2030 (a)(b)	Upstart	08/22/2025	963	967	881
FW5860504, 23.31%, 08/22/2030 (a)(b)	Upstart	08/22/2025	14,309	14,309	13,746
FW5860509, 16.19%, 08/22/2030 (a)(b)	Upstart	08/22/2025	8,696	8,696	8,396
FW5860534, 30.29%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,358	1,363	1,383
FW5860567, 28.72%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,809	2,809	2,793
FW5860619, 30.32%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,063	3,063	3,035
FW5860623, 19.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,403	4,403	4,447
FW5860632, 25.14%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,220	2,220	2,089
FW5860647, 19.23%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,670	2,670	2,511
FW5860723, 29.19%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,779	3,779	3,785
FW5860737, 26.64%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,127	2,127	2,048
FW5860743, 28.57%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,661	1,661	1,385
FW5860746, 32.26%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,041	2,041	2,139
FW5860747, 17.57%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,254	3,266	3,214
FW5860752, 31.37%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,330	2,330	2,411
FW5860755, 19.34%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,852	1,852	1,731
FW5860792, 22.82%, 08/22/2028 (a)(b)	Upstart	08/22/2025	944	948	915
FW5860854, 24.84%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,326	1,326	1,240
FW5860861, 16.19%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,005	2,005	1,907
FW5860871, 24.08%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,303	5,303	5,172
FW5860880, 30.37%, 08/22/2030 (a)(b)	Upstart	08/22/2025	13,169	13,169	13,397
FW5860902, 29.76%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,067	1,067	1,077
FW5860912, 28.58%, 08/22/2030 (a)(b)	Upstart	08/22/2025	10,847	10,847	10,762
FW5860921, 29.93%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,385	1,385	1,171
FW5860935, 28.71%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,157	5,157	4,259
FW5860942, 18.62%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,204	2,204	2,058
FW5860985, 22.52%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,406	2,406	2,174
FW5860995, 20.13%, 08/22/2028 (a)(b)(c)	Upstart	08/22/2025	5,465	5,465	1,273
FW5861019, 30.96%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,068	1,068	1,098
FW5861037, 30.30%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,940	1,940	1,976
FW5861038, 31.73%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,156	6,156	6,390
FW5861039, 32.05%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,652	1,652	1,726
FW5861076, 19.57%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,446	5,446	5,550
FW5861084, 22.56%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,674	6,674	6,618
FW5861215, 26.90%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	10,718	10,718	2,724
FW5861244, 25.03%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	11,697	11,697	2,535
FW5861472, 21.05%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	1,900	1,900	43
FW5861572, 22.73%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,873	5,873	5,612
FW5861617, 21.41%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,019	2,019	1,932
FW5861638, 29.88%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,251	4,251	4,299
FW5861903, 28.79%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,291	3,291	3,275
FW5862040, 25.99%, 08/25/2030 (a)(b)	Upstart	08/25/2025	14,491	14,491	15,202
FW5862258, 22.84%, 08/25/2030 (a)(b)	Upstart	08/25/2025	16,851	16,851	16,131
FW5862274, 29.56%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,648	1,654	1,662
FW5862364, 30.98%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,573	7,573	7,653
FW5862458, 22.42%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,202	2,202	1,983
FW5862513, 24.96%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,641	1,641	1,624
FW5862532, 31.91%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,079	4,079	4,261

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
FW5862587, 32.01%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	$1,700	$1,700	$(18)
FW5862670, 30.16%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	2,168	2,168	488
FW5862725, 30.36%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,872	1,872	1,901
FW5862913, 13.61%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,619	1,619	1,578
FW5863222, 22.46%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,771	5,771	5,478
FW5863491, 18.58%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,328	3,328	3,340
FW5863659, 32.32%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,429	2,429	2,553
FW5863792, 28.81%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,259	1,259	1,256
FW5863902, 31.30%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	1,689	1,689	121
FW5863903, 20.42%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,113	2,113	2,032
FW5863906, 25.22%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,757	6,757	6,376
FW5863920, 28.20%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,426	3,426	3,328
FW5864197, 31.53%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,248	4,248	4,404
FW5864573, 29.28%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,981	2,981	2,987
FW5864621, 29.99%, 08/25/2028 (a)(b)	Upstart	08/25/2025	5,303	5,303	5,266
FW5864705, 30.45%, 08/25/2028 (a)(b)	Upstart	08/25/2025	22,705	22,705	22,492
FW5865144, 30.00%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,649	1,649	1,674
FW5865169, 11.69%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,140	1,140	1,104
FW5865193, 23.37%, 08/25/2030 (a)(b)	Upstart	08/25/2025	16,333	16,390	15,727
FW5865270, 28.86%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,100	3,100	3,093
FW5865298, 29.99%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,392	1,392	1,377
FW5865327, 19.88%, 08/25/2028 (a)(b)	Upstart	08/25/2025	4,944	4,944	4,649
FW5865383, 29.66%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,863	1,863	1,889
FW5865394, 30.25%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,666	2,666	2,678
FW5865434, 31.77%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,943	1,943	2,025
FW5865485, 29.06%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,907	2,907	2,909
FW5865546, 32.29%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,984	3,984	4,185
FW5865592, 16.80%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,193	2,193	2,137
FW5865595, 28.84%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	2,757	2,757	615
FW5865601, 30.28%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,035	2,035	2,071
FW5865622, 31.03%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,706	3,706	3,821
FW5865649, 28.86%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,550	1,550	1,547
FW5865664, 17.44%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,053	1,053	1,038
FW5865721, 27.89%, 08/25/2030 (a)(b)	Upstart	08/25/2025	968	968	952
FW5865750, 18.33%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,371	1,371	1,270
FW5865763, 30.12%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,492	3,492	3,551
FW5865765, 31.89%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,846	1,852	1,927
FW5865780, 28.86%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,778	7,778	7,745
FW5865790, 31.95%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,137	2,137	2,234
FW5865793, 30.45%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,021	1,021	1,015
FW5865851, 26.01%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,125	2,125	2,030
FW5865859, 32.38%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,082	4,082	4,293
FW5865869, 29.38%, 08/25/2030 (a)(b)	Upstart	08/25/2025	10,662	10,662	10,723
FW5865893, 25.27%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,282	3,282	3,099
FW5865895, 27.57%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,148	1,148	1,120
FW5865936, 14.59%, 08/25/2030 (a)(b)	Upstart	08/25/2025	14,400	14,400	13,545
FW5865955, 29.04%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,826	1,826	1,824
FW5865977, 28.09%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,734	3,734	3,609
FW5866010, 29.57%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,490	3,490	3,520
FW5866024, 19.94%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,440	1,440	1,374
FW5866032, 27.34%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,258	1,258	1,226
FW5866071, 28.53%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,453	1,453	1,585
FW5866138, 28.75%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,649	4,649	4,632
FW5866144, 19.62%, 08/25/2030 (a)(b)	Upstart	08/25/2025	9,046	9,046	9,233
FW5866200, 25.44%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,072	1,076	1,017
FW5866208, 28.87%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,003	3,003	2,997
FW5866239, 28.69%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	2,068	2,068	461

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
FW5866274, 28.88%, 08/25/2030 (a)(b)	Upstart	08/25/2025	$7,067	$7,067	$7,041
FW5866277, 23.77%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,084	3,084	2,845
FW5866278, 30.14%, 08/25/2028 (a)(b)	Upstart	08/25/2025	7,098	7,098	7,010
FW5866283, 16.85%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,101	3,101	2,829
FW5866284, 24.98%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,265	4,280	4,276
FW5866300, 27.93%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,065	4,065	3,999
FW5866306, 31.43%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,942	1,942	2,014
FW5866382, 28.70%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,809	2,809	2,796
FW5866416, 24.52%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,377	1,377	1,357
FW5866442, 22.47%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,991	1,991	1,921
FW5866503, 28.71%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,100	3,100	3,086
FW5866550, 32.28%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,429	2,429	2,552
FW5866561, 24.11%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,013	1,013	997
FW5866596, 19.56%, 08/25/2030 (a)(b)	Upstart	08/25/2025	32,601	32,601	30,794
FW5866597, 31.85%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,665	1,665	1,745
FW5866619, 21.72%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,374	1,374	1,290
FW5866626, 29.31%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,313	1,317	1,314
FW5866628, 28.05%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,060	1,060	1,042
FW5866656, 28.48%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,986	2,986	2,918
FW5866701, 30.42%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,619	2,619	2,676
FW5866703, 28.59%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,356	1,356	1,347
FW5866707, 30.68%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,845	1,845	1,831
FW5866749, 29.15%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,202	6,202	6,216
FW5866854, 29.21%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,713	2,713	2,722
FW5866859, 27.67%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,161	1,165	1,138
FW5866885, 31.85%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,245	2,245	2,346
FW5866928, 29.15%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,549	6,549	6,584
FW5866981, 29.25%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,334	8,334	8,817
FW5867047, 28.32%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,065	1,065	1,055
FW5867076, 25.85%, 08/26/2028 (a)(b)	Upstart	08/26/2025	3,785	3,785	3,593
FW5867112, 17.52%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,095	1,095	1,055
FW5867128, 29.98%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,358	1,358	1,378
FW5867166, 29.38%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,617	2,617	2,632
FW5867181, 22.55%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,314	3,314	3,288
FW5867193, 24.82%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,219	2,219	2,081
FW5867221, 31.52%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,905	2,905	3,011
FW5867246, 29.86%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,430	1,430	1,444
FW5867293, 32.04%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,137	2,137	2,237
FW5867335, 32.19%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,652	1,652	1,733
FW5867353, 29.95%, 08/25/2028 (a)(b)	Upstart	08/25/2025	12,528	12,528	13,072
FW5867427, 19.67%, 08/25/2030 (a)(b)	Upstart	08/25/2025	10,497	10,497	10,722
FW5867467, 22.60%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,059	1,059	1,010
FW5867475, 27.25%, 08/25/2030 (a)(b)	Upstart	08/25/2025	21,280	21,280	20,719
FW5867491, 21.12%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,268	3,268	3,177
FW5867502, 31.00%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,524	2,524	2,601
FW5867528, 30.35%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,910	2,920	2,970
FW5867548, 32.22%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,901	3,901	4,094
FW5867593, 25.36%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,062	1,062	1,004
FW5867596, 30.05%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	4,100	4,100	(19)
FW5867623, 28.99%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,076	5,076	5,064
FW5867740, 28.83%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,709	4,709	4,687
FW5867742, 28.45%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,067	4,067	4,033
FW5867781, 30.95%, 08/25/2030 (a)(b)	Upstart	08/25/2025	18,783	18,783	19,275
FW5867802, 29.04%, 08/25/2030 (a)(b)	Upstart	08/25/2025	16,880	16,880	16,853
FW5867818, 31.11%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,136	2,136	2,205
FW5867849, 17.78%, 08/25/2030 (a)(b)	Upstart	08/25/2025	10,149	10,149	10,064
FW5867858, 28.80%, 08/25/2030 (a)(b)	Upstart	08/25/2025	22,474	22,474	22,405

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
FW5867874, 31.51%, 08/25/2030 (a)(b)	Upstart	08/25/2025	$3,208	$3,208	$3,331
FW5867889, 19.42%, 08/25/2030 (a)(b)	Upstart	08/25/2025	18,706	18,706	17,702
FW5867910, 19.27%, 08/25/2028 (a)(b)(c)	Upstart	08/25/2025	1,071	1,071	268
FW5867919, 22.36%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,059	1,059	1,006
FW5867925, 29.07%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,294	3,306	3,298
FW5867926, 30.16%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,395	3,395	3,455
FW5867952, 29.31%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,035	2,035	2,045
FW5867964, 30.73%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,553	1,553	1,594
FW5868121, 25.64%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,062	1,062	1,009
FW5868426, 23.46%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,207	3,207	2,962
FW5868469, 28.59%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,293	3,293	3,272
FW5868518, 19.75%, 08/26/2030 (a)(b)	Upstart	08/26/2025	8,445	8,445	8,036
FW5868589, 27.90%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,229	1,229	1,193
FW5868668, 31.66%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,171	3,171	3,293
FW5868734, 15.61%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,643	3,643	3,445
FW5868980, 29.76%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,133	2,133	2,158
FW5869216, 23.54%, 08/25/2030 (a)(b)	Upstart	08/25/2025	21,883	21,883	21,183
FW5869283, 29.11%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,697	3,697	3,691
FW5869295, 18.54%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,175	5,175	4,828
FW5869296, 28.88%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,259	1,259	1,257
FW5869302, 24.78%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,930	1,937	1,809
FW5869321, 28.88%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,231	5,231	5,222
FW5869327, 30.21%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,219	1,219	1,209
FW5869344, 18.51%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,054	1,054	983
FW5869598, 30.40%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,321	1,321	1,344
FW5870413, 28.55%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,942	7,942	7,887
FW5870456, 26.11%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,185	2,185	2,086
FW5870461, 29.61%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,134	2,134	2,102
FW5870646, 28.72%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,906	2,916	2,893
FW5870718, 31.80%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,644	2,644	2,770
FW5871530, 27.97%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,162	1,162	1,144
FW5871586, 24.40%, 08/26/2030 (a)(b)	Upstart	08/26/2025	37,237	37,237	36,674
FW5871777, 16.46%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,057	7,057	6,842
FW5871838, 31.70%, 08/26/2030 (a)(b)	Upstart	08/26/2025	8,644	8,644	9,006
FW5872195, 31.06%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,524	2,524	2,605
FW5872232, 31.10%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,426	3,426	3,552
FW5872268, 10.73%, 08/26/2028 (a)(b)	Upstart	08/26/2025	992	992	945
FW5872341, 28.54%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,161	3,161	3,161
FW5872345, 30.82%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,928	1,928	1,979
FW5872474, 29.50%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,113	2,113	2,125
FW5872486, 32.03%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	3,875	3,875	283
FW5872488, 29.08%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,682	3,682	3,688
FW5872533, 18.87%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,871	1,871	1,751
FW5872541, 31.80%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,108	3,108	3,243
FW5872553, 17.28%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,201	2,201	2,165
FW5872556, 29.42%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,640	1,640	1,648
FW5872588, 21.61%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,010	1,010	968
FW5872615, 25.12%, 08/26/2028 (a)(b)	Upstart	08/26/2025	917	917	911
FW5872617, 19.03%, 08/26/2028 (a)(b)	Upstart	08/26/2025	994	994	926
FW5872632, 26.19%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,190	5,190	4,963
FW5872638, 32.27%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,818	2,818	2,961
FW5872656, 25.14%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,062	1,062	1,001
FW5872688, 32.33%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,235	2,235	2,351
FW5872701, 28.39%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,291	3,291	3,256
FW5872712, 29.46%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,216	2,216	2,228
FW5872722, 22.42%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,748	5,748	5,453
FW5872778, 16.23%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,729	2,729	2,595

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
FW5872779, 32.35%, 08/26/2030 (a)(b)	Upstart	08/26/2025	$6,122	$6,122	$6,441
FW5872781, 28.89%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,553	4,553	4,548
FW5872789, 22.65%, 08/26/2030 (a)(b)	Upstart	08/26/2025	21,140	21,140	20,140
FW5872800, 24.74%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,891	3,891	3,641
FW5872828, 17.02%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,200	2,200	2,155
FW5872850, 24.48%, 08/26/2028 (a)(b)	Upstart	08/26/2025	3,133	3,133	2,934
FW5872853, 25.75%, 08/26/2030 (a)(b)	Upstart	08/26/2025	11,212	11,212	10,687
FW5872876, 30.48%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,112	6,112	6,253
FW5872906, 19.89%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,941	1,941	1,854
FW5872911, 28.74%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,356	1,356	1,351
FW5872913, 24.83%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,916	3,916	3,678
FW5873039, 27.95%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,033	2,033	2,001
FW5873051, 25.20%, 08/26/2030 (a)(b)	Upstart	08/26/2025	23,650	23,650	24,519
FW5873060, 32.35%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,098	5,098	5,388
FW5873072, 26.72%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,415	5,415	5,232
FW5873074, 30.85%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	1,700	1,700	141
FW5873081, 28.82%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,274	2,274	2,252
FW5873109, 31.83%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,526	2,526	2,636
FW5873128, 29.00%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,713	2,722	2,860
FW5873129, 27.35%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,407	2,416	2,356
FW5873149, 15.76%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,138	3,138	3,007
FW5873174, 25.31%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,413	2,413	2,281
FW5873201, 32.29%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,555	1,555	1,635
FW5873203, 32.20%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,109	3,109	3,264
FW5873217, 29.01%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,369	1,369	1,375
FW5873236, 22.02%, 08/26/2030 (a)(b)	Upstart	08/26/2025	8,178	8,178	8,068
FW5873243, 30.17%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,602	2,602	2,644
FW5873274, 31.23%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,165	1,165	1,205
FW5873299, 24.74%, 08/26/2028 (a)(b)	Upstart	08/26/2025	5,162	5,162	4,846
FW5873305, 29.67%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,327	2,327	2,352
FW5873342, 28.22%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,488	9,488	9,885
FW5873387, 29.04%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,294	3,306	3,298
FW5873449, 29.65%, 08/26/2030 (a)(b)	Upstart	08/26/2025	8,434	8,434	8,522
FW5873457, 30.73%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,166	3,166	3,245
FW5873461, 28.79%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,274	3,274	3,258
FW5873473, 32.09%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,555	1,555	1,629
FW5873475, 28.84%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,523	5,523	5,512
FW5873489, 30.26%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,865	5,865	5,987
FW5873494, 25.77%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,010	1,010	955
FW5873499, 30.07%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,067	1,071	1,085
FW5873510, 29.96%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,649	1,649	1,673
FW5873511, 24.43%, 08/26/2028 (a)(b)	Upstart	08/26/2025	3,965	3,965	3,711
FW5873517, 30.49%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,687	3,687	3,772
FW5873525, 29.67%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,662	2,662	2,618
FW5873526, 18.44%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,132	2,132	1,988
FW5873545, 28.59%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,564	5,564	5,520
FW5873551, 26.74%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,384	3,384	3,270
FW5873601, 26.18%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,063	1,063	1,018
FW5873607, 20.97%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,153	1,153	1,072
FW5873625, 29.67%, 08/26/2028 (a)(b)(c)	Upstart	08/26/2025	2,000	2,000	(4)
FW5873653, 21.25%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	5,748	5,748	1,335
FW5873681, 29.28%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,978	6,978	7,011
FW5873711, 26.80%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,801	5,801	5,612
FW5873712, 28.85%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,256	3,256	3,242
FW5873717, 28.91%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,915	1,915	2,011
FW5873733, 29.74%, 08/26/2028 (a)(b)(c)	Upstart	08/26/2025	6,243	6,243	1,457
FW5873736, 17.94%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,554	5,573	5,524

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
FW5873786, 17.95%, 08/26/2030 (a)(b)	Upstart	08/26/2025	$26,622	$26,622	$26,480
FW5873792, 13.20%, 08/26/2028 (a)(b)	Upstart	08/26/2025	5,402	5,402	5,149
FW5873834, 17.41%, 08/26/2030 (a)(b)	Upstart	08/26/2025	22,319	22,319	21,976
FW5873888, 31.05%, 08/26/2030 (a)(b)	Upstart	08/26/2025	14,436	14,436	14,961
FW5873936, 23.57%, 08/26/2028 (a)(b)	Upstart	08/26/2025	4,602	4,602	4,503
FW5873963, 32.10%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,749	1,749	1,833
FW5873965, 17.16%, 08/26/2028 (a)(b)	Upstart	08/26/2025	37,536	37,536	36,102
FW5874003, 28.75%, 08/26/2030 (a)(b)	Upstart	08/26/2025	11,139	11,139	11,103
FW5874374, 29.14%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	3,447	3,447	773
FW5874486, 31.55%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,350	1,350	1,401
FW5874695, 25.08%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,158	1,158	1,199
FW5874754, 30.02%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,564	2,564	2,596
FW5874781, 31.90%, 08/26/2030 (a)(b)	Upstart	08/26/2025	21,357	21,357	22,317
FW5874796, 27.74%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,358	1,358	1,332
FW5874833, 28.94%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,688	9,688	9,684
FW5874863, 28.11%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,006	1,006	973
FW5874872, 28.83%, 08/26/2030 (a)(b)	Upstart	08/26/2025	969	969	967
FW5874908, 28.42%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,596	1,596	1,578
FW5874969, 29.97%, 08/26/2028 (a)(b)	Upstart	08/26/2025	9,185	9,185	9,088
FW5874977, 27.55%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,064	1,064	1,042
FW5874988, 21.80%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,058	1,058	1,040
FW5874996, 26.64%, 08/26/2030 (a)(b)	Upstart	08/26/2025	967	967	933
FW5875031, 19.05%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,151	1,151	1,165
FW5875058, 30.04%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,552	1,552	1,578
FW5875073, 17.11%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,348	3,348	3,285
FW5875085, 32.27%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,583	5,583	5,893
FW5875136, 26.02%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,046	1,046	998
FW5875202, 29.44%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,423	2,423	2,441
FW5875253, 27.10%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,687	5,687	5,516
FW5875259, 28.28%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,162	1,162	1,150
FW5875272, 24.92%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,501	5,501	5,168
FW5875276, 32.06%, 08/26/2030 (a)(b)	Upstart	08/26/2025	19,042	19,042	19,946
FW5875342, 30.00%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,746	1,746	1,773
FW5875350, 26.79%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,160	1,160	1,122
FW5875363, 32.01%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	2,799	2,799	209
FW5875377, 32.33%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,115	6,115	6,487
FW5875413, 21.75%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,202	2,202	2,112
FW5875416, 22.77%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,201	2,201	2,100
FW5875439, 27.40%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,742	9,742	9,566
FW5875555, 31.32%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,233	2,233	2,314
FW5875579, 28.29%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,356	1,356	1,342
FW5875580, 31.51%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,593	3,593	3,733
FW5875622, 31.07%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,401	2,401	2,474
FW5875652, 19.49%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,015	2,015	2,055
FW5875661, 30.35%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,649	1,649	1,684
FW5875688, 20.52%, 08/26/2030 (a)(b)	Upstart	08/26/2025	14,407	14,407	13,880
FW5875720, 28.84%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,712	2,712	2,707
FW5875817, 30.13%, 08/26/2028 (a)(b)(c)	Upstart	08/26/2025	8,117	8,117	2,369
FW5875843, 31.07%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,107	2,107	2,167
FW5875845, 31.88%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,029	3,029	3,152
FW5875867, 30.49%, 08/26/2028 (a)(b)	Upstart	08/26/2025	5,385	5,385	5,355
FW5875868, 21.19%, 08/26/2028 (a)(b)	Upstart	08/26/2025	4,588	4,588	4,380
FW5875885, 27.97%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,944	2,954	2,847
FW5875912, 26.94%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,573	9,607	9,779
FW5875930, 31.97%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,760	4,777	4,980
FW5875981, 21.41%, 08/26/2030 (a)(b)	Upstart	08/26/2025	12,048	12,048	11,799
L5857285, 20.09%, 08/22/2030 (a)(b)	Upstart	08/22/2025	31,355	31,355	29,892

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
L5857347, 14.93%, 08/22/2028 (a)(b)	Upstart	08/22/2025	$5,602	$5,602	$5,287
L5857533, 23.91%, 08/22/2030 (a)(b)	Upstart	08/22/2025	12,918	12,918	11,926
L5857545, 19.84%, 08/22/2030 (a)(b)	Upstart	08/22/2025	986	986	938
L5857567, 13.16%, 08/22/2028 (a)(b)	Upstart	08/22/2025	4,178	4,178	3,983
L5857570, 20.18%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	2,748	2,748	586
L5857586, 21.61%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,308	3,308	3,091
L5857673, 15.38%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,673	2,673	2,547
L5857674, 15.65%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,933	4,933	4,715
L5857815, 21.96%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,886	2,896	2,721
L5857882, 23.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,926	1,926	1,928
L5857911, 21.80%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,522	9,522	9,350
L5857929, 20.91%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,171	3,171	2,940
L5857960, 20.57%, 08/22/2030 (a)(b)	Upstart	08/22/2025	21,572	21,572	19,842
L5857973, 24.40%, 08/22/2030 (a)(b)	Upstart	08/22/2025	8,054	8,054	7,868
L5858005, 22.74%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,285	4,285	4,081
L5858008, 16.80%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,626	1,631	1,586
L5858021, 17.14%, 08/22/2028 (a)(b)	Upstart	08/22/2025	13,458	13,458	12,304
L5858046, 22.96%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,438	9,438	9,042
L5858063, 23.19%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,721	2,721	2,610
L5858090, 19.75%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	1,384	1,384	113
L5858121, 24.18%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,559	1,559	1,530
L5858123, 19.48%, 08/22/2028 (a)(b)	Upstart	08/22/2025	10,437	10,473	9,777
L5858156, 17.44%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,813	1,813	1,803
L5858159, 19.52%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,654	3,654	3,419
L5858163, 12.38%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,044	1,044	1,023
L5858179, 19.89%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,056	1,056	1,004
L5858186, 24.76%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,886	2,886	2,695
L5858194, 20.66%, 08/22/2030 (a)(b)	Upstart	08/22/2025	30,067	30,067	28,999
L5858212, 26.06%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,100	5,100	4,859
L5858218, 19.52%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,007	1,007	944
L5858252, 20.56%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,234	7,234	5,673
L5858277, 20.89%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,765	5,765	5,581
L5858279, 24.07%, 08/22/2030 (a)(b)	Upstart	08/22/2025	10,529	10,529	9,747
L5858281, 18.86%, 08/22/2030 (a)(b)	Upstart	08/22/2025	17,255	17,255	16,171
L5858287, 22.56%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,888	2,888	2,749
L5858301, 22.50%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,004	2,004	1,900
L5858315, 20.46%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,398	3,398	2,655
L5858317, 19.50%, 08/22/2028 (a)(b)	Upstart	08/22/2025	24,568	24,568	23,008
L5858342, 16.44%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,077	6,077	5,887
L5858356, 23.12%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,376	2,376	2,277
L5858368, 23.14%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,408	2,408	2,314
L5858373, 16.06%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,002	1,002	951
L5858380, 12.40%, 08/22/2030 (a)(b)	Upstart	08/22/2025	11,411	11,411	10,342
L5858389, 23.14%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,349	1,349	1,296
L5858396, 25.98%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,339	2,339	2,341
L5858399, 14.57%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,993	3,993	3,733
L5858402, 18.00%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,831	3,831	3,810
L5858404, 10.38%, 08/22/2028 (a)(b)	Upstart	08/22/2025	994	994	944
L5858416, 21.66%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,718	9,752	7,731
L5858421, 22.92%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,416	3,416	2,690
L5858424, 21.32%, 08/22/2030 (a)(b)	Upstart	08/22/2025	21,299	21,299	19,816
L5858426, 18.80%, 08/22/2030 (a)(b)	Upstart	08/22/2025	20,282	20,353	20,378
L5858440, 23.80%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,736	1,736	1,428
L5858448, 16.38%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,786	3,786	3,662
L5858449, 22.96%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,297	5,297	5,705
L5858470, 16.80%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,993	2,993	2,861
L5858485, 14.34%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,051	5,051	4,725

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
L5858498, 19.99%, 08/22/2030 (a)(b)	Upstart	08/22/2025	$5,736	$5,736	$5,461
L5858501, 22.42%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,680	1,680	1,662
L5858535, 21.73%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,618	9,618	9,434
L5858542, 18.25%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,874	2,874	2,870
L5858558, 16.76%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,463	2,463	2,356
L5858571, 16.63%, 08/22/2030 (a)(b)	Upstart	08/22/2025	8,509	8,509	8,276
L5858584, 12.61%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,400	7,400	7,085
L5858599, 22.45%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,256	6,256	5,946
L5858609, 17.24%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,201	2,208	2,162
L5858610, 21.01%, 08/22/2028 (a)(b)	Upstart	08/22/2025	5,131	5,131	5,126
L5858614, 18.41%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,623	1,623	1,623
L5858620, 22.88%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,074	9,074	7,204
L5858624, 26.30%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,407	2,407	2,302
L5858629, 19.51%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,323	3,323	3,382
L5858641, 14.23%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,336	3,336	3,118
L5858646, 22.36%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,887	2,887	2,740
L5858655, 22.71%, 08/22/2030 (a)(b)	Upstart	08/22/2025	21,952	22,028	20,948
L5858660, 14.52%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,268	1,268	1,261
L5858668, 20.55%, 08/22/2030 (a)(b)	Upstart	08/22/2025	10,951	10,951	10,544
L5858676, 12.44%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,719	2,719	2,573
L5858677, 18.21%, 08/22/2030 (a)(b)	Upstart	08/22/2025	38,316	38,316	38,244
L5858679, 20.64%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,690	2,690	2,593
L5858683, 19.82%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,470	5,470	5,206
L5858699, 17.70%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,340	1,340	1,327
L5858720, 20.92%, 08/22/2030 (a)(b)	Upstart	08/22/2025	10,378	10,378	10,050
L5858722, 24.03%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,014	5,014	4,885
L5858735, 19.90%, 08/22/2030 (a)(b)	Upstart	08/22/2025	47,928	47,957	49,099
L5858750, 24.34%, 08/22/2030 (a)(b)	Upstart	08/22/2025	35,117	35,117	34,297
L5858752, 17.09%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,768	4,768	4,667
L5858770, 17.43%, 08/22/2030 (a)(b)	Upstart	08/22/2025	16,184	16,241	15,929
L5858772, 20.80%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,401	2,401	2,316
L5858780, 24.87%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,377	3,377	3,165
L5858799, 15.20%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,062	7,087	6,709
L5858806, 23.20%, 08/22/2030 (a)(b)	Upstart	08/22/2025	14,384	14,384	13,853
L5858807, 20.62%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,165	1,165	913
L5858810, 17.77%, 08/22/2028 (a)(b)	Upstart	08/22/2025	4,896	4,896	4,498
L5858811, 23.15%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,371	3,371	3,240
L5858813, 13.29%, 08/22/2028 (a)(b)	Upstart	08/22/2025	994	994	948
L5858822, 14.15%, 08/22/2028 (a)(b)	Upstart	08/22/2025	5,157	5,175	4,965
L5858829, 23.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,926	1,926	1,847
L5858848, 15.26%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,863	2,863	2,723
L5858849, 20.67%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,764	5,764	5,323
L5858850, 15.33%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,647	2,647	2,516
L5858863, 13.77%, 08/22/2028 (a)(b)	Upstart	08/22/2025	17,074	17,074	15,825
L5858869, 16.36%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,003	1,003	955
L5858877, 15.51%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,642	3,642	3,439
L5858878, 20.66%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,348	3,348	3,222
L5858881, 19.26%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,204	3,204	3,147
L5858908, 20.70%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,380	5,380	4,971
L5858914, 21.10%, 08/22/2030 (a)(b)	Upstart	08/22/2025	17,684	17,684	17,175
L5858917, 15.16%, 08/22/2030 (a)(b)	Upstart	08/22/2025	38,554	38,554	36,560
L5858920, 23.24%, 08/22/2030 (a)(b)	Upstart	08/22/2025	18,070	18,070	18,571
L5858922, 21.13%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,271	1,271	1,182
L5858925, 20.41%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,147	1,147	1,100
L5858928, 23.41%, 08/22/2030 (a)(b)	Upstart	08/22/2025	964	964	930
L5858931, 17.62%, 08/22/2030 (a)(b)	Upstart	08/22/2025	35,231	35,231	34,783
L5858933, 14.18%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,239	1,239	1,157

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
L5858946, 20.32%, 08/22/2030 (a)(b)	Upstart	08/22/2025	$1,056	$1,056	$1,013
L5858947, 20.88%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,668	7,668	7,088
L5858958, 16.55%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,164	3,164	3,016
L5858968, 21.83%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,296	2,296	2,204
L5858972, 22.76%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,867	1,867	1,780
L5859013, 19.79%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,796	1,796	1,685
L5859042, 20.53%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,170	3,170	3,051
L5859070, 20.08%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	2,759	2,759	597
L5859087, 20.98%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	2,952	2,962	698
L5859091, 23.09%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,635	1,635	1,635
L5859094, 15.66%, 08/22/2030 (a)(b)	Upstart	08/22/2025	12,195	12,238	11,708
L5859100, 19.71%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,237	6,237	6,379
L5859103, 17.47%, 08/22/2030 (a)(b)	Upstart	08/22/2025	34,259	34,259	33,735
L5859120, 20.64%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,785	4,785	4,961
L5859134, 21.68%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,635	1,635	1,602
L5859155, 13.95%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,271	2,271	2,184
L5859164, 18.59%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,683	2,683	2,695
L5859176, 20.50%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,591	7,591	5,939
L5859208, 19.31%, 08/22/2030 (a)(b)	Upstart	08/22/2025	21,868	21,868	20,643
L5859221, 17.99%, 08/22/2030 (a)(b)	Upstart	08/22/2025	17,716	17,716	16,373
L5859227, 19.19%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,357	3,357	3,162
L5859233, 17.16%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,452	1,457	1,428
L5859250, 15.48%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,186	3,186	3,005
L5859252, 23.26%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	2,300	2,300	33
L5859253, 19.22%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,069	1,069	1,008
L5859280, 21.38%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,884	2,884	3,030
L5859289, 24.07%, 08/22/2030 (a)(b)	Upstart	08/22/2025	15,998	15,998	16,228
L5859296, 24.39%, 08/22/2030 (a)(b)	Upstart	08/22/2025	23,920	23,920	22,249
L5859317, 16.08%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,082	5,082	4,896
L5859384, 20.45%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,361	3,361	3,231
L5859391, 26.16%, 08/22/2030 (a)(b)	Upstart	08/22/2025	15,759	15,759	15,030
L5859397, 19.49%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,055	1,055	1,075
L5859407, 17.00%, 08/22/2028 (a)(b)	Upstart	08/22/2025	4,478	4,478	4,292
L5859426, 14.82%, 08/22/2028 (a)(b)	Upstart	08/22/2025	5,258	5,258	4,923
L5859427, 20.51%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,209	2,209	2,121
L5859575, 19.21%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,521	6,521	6,616
L5859578, 18.52%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,516	6,516	6,537
L5859611, 20.93%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,438	1,438	1,497
L5859622, 19.56%, 08/22/2030 (a)(b)	Upstart	08/22/2025	14,391	14,391	14,682
L5859651, 20.50%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,322	4,322	4,158
L5859684, 21.61%, 08/22/2030 (a)(b)	Upstart	08/22/2025	4,308	4,308	4,210
L5859691, 19.70%, 08/22/2030 (a)(b)	Upstart	08/22/2025	47,978	47,978	49,058
L5859708, 17.55%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,733	3,746	3,686
L5859710, 23.49%, 08/22/2030 (a)(b)	Upstart	08/22/2025	10,616	10,616	10,229
L5859711, 19.06%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,424	6,424	6,501
L5859740, 14.21%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,158	2,158	2,015
L5859774, 20.60%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,882	2,892	2,989
L5859836, 23.10%, 08/22/2028 (a)(b)(c)	Upstart	08/22/2025	1,073	1,073	264
L5859871, 22.79%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,612	6,636	6,301
L5859884, 18.91%, 08/22/2030 (a)(b)	Upstart	08/22/2025	18,119	18,119	16,995
L5859890, 11.28%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,703	3,703	3,468
L5859899, 15.35%, 08/22/2030 (a)(b)	Upstart	08/22/2025	13,511	13,511	12,851
L5859958, 23.56%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,531	1,531	1,403
L5859974, 14.83%, 08/22/2030 (a)(b)	Upstart	08/22/2025	13,927	13,927	13,148
L5859994, 13.29%, 08/22/2028 (a)(b)	Upstart	08/22/2025	908	908	867
L5860036, 18.57%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,162	3,162	2,950
L5860078, 22.89%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,104	5,104	4,884

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
L5860154, 13.62%, 08/22/2028 (a)(b)	Upstart	08/22/2025	$2,996	$2,996	$2,869
L5860164, 23.63%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,484	5,484	5,297
L5860171, 16.58%, 08/22/2028 (a)(b)	Upstart	08/22/2025	912	912	871
L5860209, 22.95%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,104	5,104	4,889
L5860225, 15.83%, 08/22/2030 (a)(b)	Upstart	08/22/2025	47,621	47,621	45,655
L5860320, 19.37%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	4,466	4,466	386
L5860379, 14.91%, 08/22/2028 (a)(b)	Upstart	08/22/2025	9,188	9,188	8,607
L5860486, 19.88%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,640	7,640	7,263
L5860513, 20.41%, 08/22/2030 (a)(b)	Upstart	08/22/2025	960	960	993
L5860516, 18.74%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,546	7,546	7,048
L5860526, 26.31%, 08/22/2030 (a)(b)	Upstart	08/22/2025	18,829	18,829	18,014
L5860533, 14.18%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,430	1,430	1,336
L5860539, 20.22%, 08/22/2030 (a)(b)	Upstart	08/22/2025	10,562	10,562	10,115
L5860580, 23.04%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,371	3,371	3,234
L5860586, 17.06%, 08/25/2030 (a)(b)	Upstart	08/25/2025	14,349	14,349	14,062
L5860604, 19.66%, 08/22/2028 (a)(b)	Upstart	08/22/2025	20,111	20,111	18,850
L5860610, 20.33%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,835	6,835	6,574
L5860612, 20.54%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,209	2,209	2,036
L5860615, 18.82%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,099	2,099	2,050
L5860637, 18.56%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,162	3,162	2,949
L5860639, 15.68%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,094	3,094	2,923
L5860651, 23.22%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,661	3,661	3,343
L5860721, 16.20%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,002	1,002	953
L5860727, 23.30%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,167	1,167	1,214
L5860762, 16.28%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,447	5,447	5,268
L5860783, 23.93%, 08/22/2028 (a)(b)	Upstart	08/22/2025	905	905	885
L5860819, 17.30%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,054	3,054	2,999
L5860843, 23.28%, 08/22/2030 (a)(b)	Upstart	08/22/2025	18,254	18,254	17,534
L5860858, 17.06%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,099	2,099	1,917
L5860860, 21.62%, 08/22/2028 (a)(b)	Upstart	08/22/2025	2,850	2,850	2,730
L5860879, 22.19%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,485	5,485	5,191
L5860889, 26.18%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,531	1,531	1,461
L5860897, 23.10%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,677	2,677	2,597
L5860906, 25.03%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	4,253	4,253	945
L5860909, 17.21%, 08/22/2028 (a)(b)	Upstart	08/22/2025	3,970	3,970	3,819
L5860926, 20.37%, 08/22/2030 (a)(b)	Upstart	08/22/2025	7,488	7,488	7,132
L5860932, 13.93%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,906	1,906	1,867
L5860946, 22.79%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,948	3,948	3,581
L5860953, 19.96%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,612	1,612	1,534
L5860960, 15.94%, 08/22/2030 (a)(b)	Upstart	08/22/2025	19,105	19,105	18,372
L5860968, 16.92%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,095	1,095	1,048
L5860969, 17.28%, 08/22/2028 (a)(b)	Upstart	08/22/2025	1,446	1,446	1,389
L5860971, 15.20%, 08/22/2028 (a)(b)	Upstart	08/22/2025	29,751	29,751	27,965
L5860975, 20.47%, 08/22/2030 (a)(b)	Upstart	08/22/2025	21,609	21,609	20,779
L5860976, 20.97%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,016	2,016	2,101
L5861010, 17.12%, 08/22/2028 (a)(b)	Upstart	08/22/2025	5,201	5,201	4,754
L5861014, 19.46%, 08/22/2028 (a)(b)	Upstart	08/22/2025	988	988	925
L5861023, 23.29%, 08/22/2030 (a)(b)	Upstart	08/22/2025	23,121	23,121	23,240
L5861024, 16.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,492	3,492	3,369
L5861034, 20.54%, 08/22/2030 (a)(b)	Upstart	08/22/2025	8,738	8,738	8,394
L5861041, 19.02%, 08/22/2030 (a)(b)	Upstart	08/22/2025	959	959	970
L5861052, 20.07%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,718	1,718	1,637
L5861059, 26.01%, 08/22/2030 (a)(b)	Upstart	08/22/2025	5,700	5,700	5,437
L5861060, 17.64%, 08/22/2030 (a)(b)	Upstart	08/22/2025	23,690	23,690	23,398
L5861072, 19.05%, 08/22/2030 (a)(b)	Upstart	08/22/2025	9,876	9,911	9,993
L5861078, 19.95%, 08/25/2030 (a)(b)	Upstart	08/25/2025	20,865	20,865	19,865
L5861083, 23.87%, 08/22/2030 (a)(b)	Upstart	08/22/2025	16,870	16,870	16,397

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
L5861101, 23.09%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	$1,784	$1,784	$140
L5861115, 22.91%, 08/22/2030 (a)(b)	Upstart	08/22/2025	1,059	1,059	1,058
L5861129, 23.72%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,373	3,373	3,105
L5861172, 18.47%, 08/22/2030 (a)(b)	Upstart	08/22/2025	6,344	6,344	6,349
L5861181, 19.50%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,661	2,661	2,513
L5861192, 17.53%, 08/22/2030 (a)(b)	Upstart	08/22/2025	37,232	37,362	38,736
L5861600, 22.44%, 08/22/2030 (a)(b)	Upstart	08/22/2025	2,384	2,384	2,258
L5861604, 23.16%, 08/22/2030 (a)(b)	Upstart	08/22/2025	3,179	3,179	3,189
L5861670, 20.97%, 08/22/2030 (a)(b)	Upstart	08/22/2025	10,570	10,570	10,245
L5861745, 17.60%, 08/22/2030 (a)(b)(c)	Upstart	08/22/2025	43,668	43,668	9,264
L5861906, 16.76%, 08/25/2028 (a)(b)	Upstart	08/25/2025	911	911	871
L5861961, 22.68%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,013	2,013	2,002
L5862039, 19.83%, 08/25/2030 (a)(b)	Upstart	08/25/2025	33,219	33,219	31,573
L5862058, 14.80%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,373	3,373	3,159
L5862156, 23.25%, 08/25/2030 (a)(b)	Upstart	08/25/2025	9,633	9,633	9,282
L5862167, 20.17%, 08/25/2030 (a)(b)	Upstart	08/25/2025	28,611	28,611	27,403
L5862247, 23.13%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,023	2,023	1,945
L5862249, 21.27%, 08/25/2028 (a)(b)	Upstart	08/25/2025	30,284	30,390	28,928
L5862311, 16.74%, 08/25/2028 (a)(b)	Upstart	08/25/2025	912	912	904
L5862445, 15.71%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,432	1,432	1,371
L5862575, 19.95%, 08/25/2030 (a)(b)	Upstart	08/25/2025	37,338	37,338	38,359
L5862592, 17.25%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,454	5,454	5,362
L5862625, 23.73%, 08/25/2030 (a)(b)	Upstart	08/25/2025	14,265	14,265	13,850
L5862811, 19.92%, 08/25/2028 (a)(b)	Upstart	08/25/2025	13,557	13,557	12,770
L5862972, 23.15%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,215	2,215	2,131
L5863031, 20.97%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,045	2,045	1,944
L5863073, 23.24%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,269	1,269	1,247
L5863216, 26.08%, 08/25/2030 (a)(b)	Upstart	08/25/2025	10,324	10,324	9,854
L5863349, 22.14%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,443	1,448	1,366
L5863456, 19.20%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,781	2,781	2,623
L5863488, 17.31%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,112	8,112	7,974
L5863703, 23.01%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,490	5,490	5,499
L5863746, 24.09%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,774	8,774	8,939
L5863789, 16.51%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,625	1,625	1,577
L5864148, 26.28%, 08/25/2030 (a)(b)	Upstart	08/25/2025	14,224	14,224	13,615
L5864183, 26.00%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,742	4,742	4,740
L5864282, 22.94%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,471	2,471	2,365
L5864564, 21.53%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,790	3,803	3,700
L5864635, 20.45%, 08/25/2030 (a)(b)	Upstart	08/25/2025	13,987	13,987	12,852
L5864861, 16.28%, 08/25/2028 (a)(b)	Upstart	08/25/2025	911	911	867
L5864931, 18.77%, 08/25/2030 (a)(b)	Upstart	08/25/2025	46,777	46,777	43,808
L5865053, 23.29%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,565	3,565	3,263
L5865160, 17.84%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,759	6,759	6,701
L5865181, 16.21%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,440	3,440	3,324
L5865218, 10.97%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,530	1,530	1,462
L5865238, 21.46%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,184	2,184	2,038
L5865292, 13.58%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,286	8,286	7,663
L5865312, 25.31%, 08/25/2030 (a)(b)	Upstart	08/25/2025	10,762	10,762	10,147
L5865315, 26.29%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,479	3,479	3,337
L5865332, 18.99%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,534	1,534	1,442
L5865334, 19.11%, 08/25/2028 (a)(b)	Upstart	08/25/2025	902	902	916
L5865372, 15.51%, 08/25/2028 (a)(b)	Upstart	08/25/2025	27,314	27,410	25,801
L5865400, 17.76%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,863	2,873	2,835
L5865425, 22.67%, 08/25/2030 (a)(b)	Upstart	08/25/2025	9,820	9,820	9,375
L5865474, 18.63%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,475	3,475	3,229
L5865482, 22.85%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,865	1,865	1,858
L5865498, 20.42%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,541	3,541	3,662

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
L5865515, 22.15%, 08/25/2030 (a)(b)	Upstart	08/25/2025	$2,238	$2,238	$2,123
L5865523, 22.50%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,738	6,738	6,696
L5865538, 19.98%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,455	5,455	5,198
L5865545, 13.86%, 08/25/2030 (a)(b)	Upstart	08/25/2025	47,185	47,185	43,771
L5865548, 24.02%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,543	1,543	1,505
L5865559, 21.71%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,765	4,765	4,666
L5865564, 19.16%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,343	1,347	1,265
L5865597, 15.99%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,777	4,777	4,599
L5865651, 16.98%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,443	3,443	3,370
L5865666, 13.28%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,269	2,269	2,167
L5865684, 22.75%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,851	3,851	3,495
L5865730, 20.50%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,735	4,735	4,550
L5865732, 23.29%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,468	3,468	3,344
L5865733, 17.97%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,005	1,005	974
L5865745, 20.49%, 08/25/2030 (a)(b)	Upstart	08/25/2025	16,049	16,049	15,451
L5865746, 17.46%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,555	8,555	7,825
L5865772, 19.17%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,471	2,471	2,309
L5865791, 20.94%, 08/25/2030 (a)(b)	Upstart	08/25/2025	28,068	28,068	27,270
L5865803, 25.49%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,504	4,504	4,258
L5865891, 16.32%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,051	1,051	1,017
L5865948, 18.63%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,006	1,006	935
L5865968, 15.18%, 08/25/2030 (a)(b)	Upstart	08/25/2025	35,025	35,025	33,272
L5865990, 24.55%, 08/25/2030 (a)(b)	Upstart	08/25/2025	22,286	22,286	21,864
L5866005, 15.38%, 08/25/2030 (a)(b)	Upstart	08/25/2025	10,856	10,856	10,332
L5866020, 16.45%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,920	3,920	3,736
L5866030, 16.54%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,782	4,782	4,647
L5866034, 23.24%, 08/25/2030 (a)(b)	Upstart	08/25/2025	45,739	45,739	41,522
L5866041, 17.36%, 08/25/2030 (a)(b)	Upstart	08/25/2025	956	956	944
L5866069, 18.65%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,103	2,103	1,955
L5866097, 13.80%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,332	2,332	2,239
L5866114, 22.66%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,252	1,252	1,247
L5866173, 19.31%, 08/25/2028 (a)(b)(c)	Upstart	08/25/2025	1,917	1,917	449
L5866228, 25.28%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,302	8,302	7,841
L5866232, 19.29%, 08/25/2030 (a)(b)	Upstart	08/25/2025	10,934	10,934	10,326
L5866271, 16.08%, 08/25/2030 (a)(b)	Upstart	08/25/2025	9,487	9,487	9,140
L5866276, 22.75%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,011	1,011	981
L5866318, 20.25%, 08/25/2030 (a)(b)	Upstart	08/25/2025	40,229	40,229	38,499
L5866320, 22.39%, 08/25/2030 (a)(b)	Upstart	08/25/2025	37,952	37,952	35,970
L5866360, 14.02%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,363	1,363	1,312
L5866368, 23.45%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,342	7,342	7,109
L5866399, 20.56%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,249	1,249	1,295
L5866421, 12.62%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,139	3,139	3,008
L5866450, 17.55%, 08/25/2030 (a)(b)	Upstart	08/25/2025	37,122	37,122	36,631
L5866488, 22.87%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,444	1,444	1,383
L5866501, 15.13%, 08/25/2030 (a)(b)	Upstart	08/25/2025	16,223	16,223	15,399
L5866552, 23.95%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,622	1,622	1,576
L5866578, 20.80%, 08/25/2028 (a)(b)	Upstart	08/25/2025	916	916	870
L5866586, 23.27%, 08/25/2030 (a)(b)	Upstart	08/25/2025	493	493	503
L5866618, 17.69%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,300	5,300	5,242
L5866661, 24.44%, 08/25/2028 (a)(b)	Upstart	08/25/2025	4,608	4,624	4,547
L5866677, 18.88%, 08/25/2030 (a)(b)	Upstart	08/25/2025	10,545	10,545	9,893
L5866688, 16.07%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,368	1,368	1,320
L5866689, 23.07%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,283	8,283	7,958
L5866760, 21.22%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,382	2,382	2,215
L5866762, 16.78%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,554	2,554	2,443
L5866775, 19.32%, 08/25/2030 (a)(b)	Upstart	08/25/2025	21,868	21,868	20,662
L5866788, 23.08%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,461	6,461	6,204

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
L5866802, 16.75%, 08/25/2028 (a)(b)	Upstart	08/25/2025	$3,192	$3,192	$3,056
L5866806, 23.07%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,637	1,637	1,573
L5866880, 21.67%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,712	1,712	1,603
L5866882, 20.22%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,056	1,056	1,012
L5866887, 20.19%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,058	1,062	1,092
L5866916, 23.16%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,023	2,023	1,946
L5866940, 24.23%, 08/25/2030 (a)(b)	Upstart	08/25/2025	9,437	9,437	9,213
L5866944, 18.45%, 08/25/2030 (a)(b)	Upstart	08/25/2025	21,271	21,271	21,327
L5866948, 22.10%, 08/25/2028 (a)(b)	Upstart	08/25/2025	9,150	9,150	8,799
L5866952, 18.56%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,150	1,154	1,073
L5866957, 24.36%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,935	1,935	1,809
L5866959, 23.14%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,051	2,051	1,962
L5866991, 16.26%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,177	2,177	2,102
L5867017, 22.13%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,310	2,310	2,410
L5867019, 19.67%, 08/25/2030 (a)(b)	Upstart	08/25/2025	10,939	10,939	10,394
L5867033, 20.66%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,057	1,057	977
L5867050, 18.59%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,438	1,438	1,342
L5867051, 24.07%, 08/25/2030 (a)(b)	Upstart	08/25/2025	19,091	19,091	19,443
L5867086, 17.37%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	32,673	32,787	6,881
L5867091, 15.74%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,048	1,048	1,004
L5867093, 24.03%, 08/25/2030 (a)(b)	Upstart	08/25/2025	12,335	12,335	11,409
L5867096, 14.51%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,321	1,321	1,239
L5867103, 22.72%, 08/25/2030 (a)(b)	Upstart	08/25/2025	29,008	29,008	28,854
L5867110, 24.02%, 08/25/2030 (a)(b)	Upstart	08/25/2025	13,112	13,112	13,343
L5867144, 17.46%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,053	1,053	1,039
L5867156, 22.05%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,213	2,213	1,986
L5867173, 23.18%, 08/25/2028 (a)(b)	Upstart	08/25/2025	8,650	8,680	8,427
L5867194, 13.27%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,190	2,190	2,014
L5867199, 16.00%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,907	2,907	2,757
L5867228, 24.75%, 08/25/2028 (a)(b)	Upstart	08/25/2025	8,942	8,942	8,853
L5867238, 19.07%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,123	4,123	4,176
L5867249, 23.17%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,202	5,202	5,006
L5867278, 11.43%, 08/25/2030 (a)(b)	Upstart	08/25/2025	950	950	916
L5867279, 20.41%, 08/25/2030 (a)(b)	Upstart	08/25/2025	16,518	16,518	15,881
L5867289, 21.00%, 08/25/2030 (a)(b)	Upstart	08/25/2025	34,545	34,545	33,441
L5867297, 16.96%, 08/25/2030 (a)(b)	Upstart	08/25/2025	47,679	47,679	46,594
L5867314, 20.49%, 08/25/2030 (a)(b)	Upstart	08/25/2025	17,096	17,096	17,717
L5867318, 17.63%, 08/25/2030 (a)(b)	Upstart	08/25/2025	14,838	14,838	14,679
L5867329, 18.97%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,278	1,278	1,190
L5867360, 18.46%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,728	1,728	1,682
L5867361, 12.76%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,555	4,555	4,377
L5867437, 19.40%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,851	5,872	5,536
L5867456, 19.79%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,733	8,733	8,314
L5867511, 23.16%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,534	1,534	1,398
L5867523, 18.92%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,835	3,835	3,600
L5867525, 16.61%, 08/25/2030 (a)(b)	Upstart	08/25/2025	24,404	24,404	23,712
L5867532, 23.26%, 08/25/2030 (a)(b)	Upstart	08/25/2025	8,619	8,619	8,280
L5867535, 20.14%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,283	1,283	1,211
L5867562, 14.67%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,194	2,194	2,066
L5867582, 23.08%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,394	5,394	5,409
L5867594, 18.87%, 08/25/2028 (a)(b)	Upstart	08/25/2025	2,107	2,107	1,964
L5867595, 16.36%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,242	1,242	1,202
L5867599, 25.66%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,939	1,939	1,941
L5867637, 23.21%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,172	3,172	3,047
L5867640, 16.95%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,391	2,391	2,339
L5867646, 17.41%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,498	4,514	4,434
L5867650, 20.52%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,435	6,435	6,198

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
L5867668, 22.37%, 08/25/2030 (a)(b)	Upstart	08/25/2025	$717	$717	$710
L5867672, 19.59%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,207	2,207	2,094
L5867705, 25.41%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,871	1,871	1,766
L5867718, 18.11%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	5,444	5,444	1,185
L5867748, 21.89%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,521	4,521	4,250
L5867754, 22.22%, 08/25/2030 (a)(b)	Upstart	08/25/2025	34,457	34,457	32,571
L5867776, 24.17%, 08/25/2030 (a)(b)	Upstart	08/25/2025	9,947	9,947	9,701
L5867828, 25.24%, 08/25/2030 (a)(b)	Upstart	08/25/2025	7,626	7,626	7,198
L5867830, 17.89%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,376	2,376	2,188
L5867836, 18.99%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,111	3,111	2,902
L5867877, 19.30%, 08/25/2030 (a)(b)	Upstart	08/25/2025	478	478	481
L5867897, 19.84%, 08/25/2030 (a)(b)	Upstart	08/25/2025	31,294	31,294	29,737
L5867931, 14.59%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,291	4,291	4,037
L5867941, 22.49%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,155	1,155	1,236
L5868013, 23.22%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,260	2,260	2,170
L5868069, 15.79%, 08/25/2030 (a)(b)	Upstart	08/25/2025	16,236	16,236	15,582
L5868087, 17.72%, 08/25/2030 (a)(b)	Upstart	08/25/2025	17,423	17,423	17,262
L5868146, 22.80%, 08/25/2030 (a)(b)	Upstart	08/25/2025	24,168	24,168	24,131
L5868234, 21.51%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,123	3,123	3,048
L5868475, 20.50%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,881	2,881	2,774
L5868660, 19.78%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,687	2,687	2,558
L5869095, 18.58%, 08/25/2028 (a)(b)	Upstart	08/25/2025	8,961	8,961	8,323
L5869275, 15.70%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,560	2,560	2,450
L5869290, 16.43%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,368	1,372	1,304
L5869352, 17.98%, 08/25/2030 (a)(b)	Upstart	08/25/2025	13,694	13,694	12,662
L5869355, 17.78%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,723	1,723	1,709
L5869458, 25.84%, 08/25/2030 (a)(b)(c)	Upstart	08/25/2025	9,679	9,679	2,193
L5869460, 19.64%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,879	2,879	2,734
L5869574, 19.06%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,397	2,397	2,427
L5869918, 21.35%, 08/26/2030 (a)(b)	Upstart	08/26/2025	40,377	40,377	37,750
L5870236, 20.62%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,884	3,884	3,591
L5870309, 21.72%, 08/25/2030 (a)(b)	Upstart	08/25/2025	10,579	10,616	10,385
L5870380, 20.10%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,320	4,320	4,133
L5870388, 22.04%, 08/25/2030 (a)(b)	Upstart	08/25/2025	4,329	4,329	4,092
L5870407, 22.13%, 08/25/2030 (a)(b)	Upstart	08/25/2025	1,251	1,251	1,236
L5870421, 14.80%, 08/25/2030 (a)(b)	Upstart	08/25/2025	32,332	32,332	30,483
L5870427, 16.36%, 08/25/2028 (a)(b)	Upstart	08/25/2025	1,003	1,003	956
L5870444, 16.06%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,545	5,545	5,349
L5870462, 13.53%, 08/25/2028 (a)(b)	Upstart	08/25/2025	3,074	3,074	2,941
L5870480, 22.81%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,792	2,792	2,789
L5870554, 20.40%, 08/25/2030 (a)(b)	Upstart	08/25/2025	13,395	13,395	12,297
L5870589, 18.94%, 08/25/2030 (a)(b)	Upstart	08/25/2025	6,807	6,807	6,392
L5870654, 17.97%, 08/25/2030 (a)(b)	Upstart	08/25/2025	9,064	9,064	9,005
L5870723, 21.31%, 08/25/2030 (a)(b)	Upstart	08/25/2025	9,325	9,325	9,094
L5870894, 23.02%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,206	2,214	2,112
L5871025, 24.52%, 08/25/2030 (a)(b)	Upstart	08/25/2025	3,858	3,858	3,601
L5871066, 22.70%, 08/25/2030 (a)(b)	Upstart	08/25/2025	2,374	2,374	2,261
L5871875, 19.78%, 08/25/2030 (a)(b)	Upstart	08/25/2025	5,470	5,470	5,207
L5871948, 11.80%, 08/25/2028 (a)(b)	Upstart	08/25/2025	906	906	850
L5872033, 21.55%, 08/26/2030 (a)(b)	Upstart	08/26/2025	10,495	10,495	11,106
L5872096, 20.69%, 08/26/2030 (a)(b)	Upstart	08/26/2025	48,032	48,032	46,401
L5872118, 22.28%, 08/26/2028 (a)(b)	Upstart	08/26/2025	13,042	13,042	12,574
L5872436, 22.63%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,407	2,407	2,397
L5872572, 26.23%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,125	9,125	9,587
L5872573, 16.02%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,537	1,537	1,480
L5872641, 23.20%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,491	5,491	5,021
L5872700, 21.36%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,115	2,115	2,065

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
L5872710, 20.01%, 08/26/2030 (a)(b)	Upstart	08/26/2025	$5,279	$5,279	$5,045
L5872738, 16.98%, 08/26/2028 (a)(b)	Upstart	08/26/2025	7,299	7,299	6,997
L5872743, 22.97%, 08/26/2030 (a)(b)	Upstart	08/26/2025	47,694	47,694	47,655
L5872791, 23.80%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,110	2,110	2,046
L5872805, 15.28%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,545	1,545	1,456
L5872829, 18.41%, 08/26/2030 (a)(b)	Upstart	08/26/2025	10,629	10,629	9,880
L5872836, 17.10%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,148	1,148	1,126
L5872845, 21.52%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,577	5,577	5,459
L5872872, 24.44%, 08/26/2030 (a)(b)	Upstart	08/26/2025	15,347	15,347	14,280
L5872896, 16.88%, 08/26/2030 (a)(b)	Upstart	08/26/2025	868	868	888
L5872919, 24.74%, 08/26/2030 (a)(b)	Upstart	08/26/2025	14,799	14,799	13,830
L5872929, 20.42%, 08/26/2030 (a)(b)	Upstart	08/26/2025	11,044	11,044	10,623
L5872937, 15.21%, 08/26/2028 (a)(b)	Upstart	08/26/2025	609	611	598
L5872943, 13.97%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,799	2,799	2,746
L5872963, 21.62%, 08/26/2028 (a)(b)	Upstart	08/26/2025	3,175	3,175	3,043
L5873045, 22.65%, 08/26/2030 (a)(b)	Upstart	08/26/2025	23,801	23,801	23,664
L5873061, 13.07%, 08/26/2028 (a)(b)	Upstart	08/26/2025	4,083	4,083	3,890
L5873067, 15.70%, 08/26/2030 (a)(b)	Upstart	08/26/2025	21,678	21,678	20,753
L5873071, 24.34%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,787	5,787	5,387
L5873112, 26.28%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,252	4,252	4,080
L5873114, 25.47%, 08/26/2030 (a)(b)	Upstart	08/26/2025	13,152	13,152	13,095
L5873159, 16.26%, 08/26/2028 (a)(b)	Upstart	08/26/2025	15,950	16,006	15,190
L5873164, 24.29%, 08/26/2030 (a)(b)	Upstart	08/26/2025	22,181	22,181	20,635
L5873178, 19.82%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,557	1,557	1,465
L5873185, 20.21%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,440	1,440	1,381
L5873238, 13.09%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,745	2,745	2,650
L5873253, 22.54%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,540	1,540	1,468
L5873260, 14.07%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,382	2,382	2,222
L5873269, 16.90%, 08/26/2030 (a)(b)	Upstart	08/26/2025	29,898	29,898	29,189
L5873282, 18.97%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,273	5,273	5,333
L5873302, 19.37%, 08/26/2028 (a)(b)(c)	Upstart	08/26/2025	3,400	3,400	438
L5873400, 19.09%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,907	1,907	1,930
L5873401, 20.49%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,383	9,383	8,630
L5873420, 16.46%, 08/26/2030 (a)(b)	Upstart	08/26/2025	12,044	12,044	11,689
L5873441, 14.70%, 08/26/2028 (a)(b)	Upstart	08/26/2025	24,014	24,014	23,279
L5873445, 22.87%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,872	2,872	2,745
L5873468, 15.83%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,528	1,528	1,466
L5873471, 17.02%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,737	2,737	2,628
L5873477, 18.68%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,561	1,561	1,459
L5873482, 13.56%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,667	4,667	4,315
L5873485, 25.69%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,767	3,780	3,581
L5873493, 18.24%, 08/26/2030 (a)(b)	Upstart	08/26/2025	15,742	15,742	15,686
L5873497, 18.39%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,150	1,150	1,152
L5873515, 14.09%, 08/26/2028 (a)(b)	Upstart	08/26/2025	5,543	5,543	5,340
L5873527, 23.97%, 08/26/2028 (a)(b)	Upstart	08/26/2025	29,072	29,072	27,000
L5873531, 14.36%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,627	7,627	7,148
L5873549, 15.49%, 08/26/2028 (a)(b)	Upstart	08/26/2025	6,815	6,815	6,430
L5873555, 19.05%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	3,466	3,466	375
L5873568, 15.94%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,276	1,276	1,211
L5873586, 23.00%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,891	4,891	4,429
L5873593, 18.85%, 08/26/2030 (a)(b)	Upstart	08/26/2025	12,270	12,270	11,509
L5873594, 18.62%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,323	3,323	3,337
L5873595, 20.86%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,697	6,697	6,195
L5873606, 24.11%, 08/26/2030 (a)(b)	Upstart	08/26/2025	38,072	38,072	37,105
L5873635, 21.12%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	1,177	1,177	253
L5873641, 14.45%, 08/26/2028 (a)(b)	Upstart	08/26/2025	3,182	3,182	2,972
L5873707, 20.48%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,378	5,378	4,958

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
L5873713, 18.92%, 08/26/2030 (a)(b)	Upstart	08/26/2025	$23,957	$23,957	$22,454
L5873752, 23.57%, 08/26/2030 (a)(b)	Upstart	08/26/2025	8,511	8,541	8,585
L5873824, 23.03%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,535	9,535	9,158
L5873837, 15.52%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,201	4,201	4,014
L5873851, 22.15%, 08/26/2030 (a)(b)	Upstart	08/26/2025	12,704	12,704	12,147
L5873879, 18.11%, 08/26/2030 (a)(b)	Upstart	08/26/2025	22,508	22,508	22,447
L5873886, 20.90%, 08/26/2030 (a)(b)	Upstart	08/26/2025	28,057	28,057	27,195
L5873896, 17.69%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,393	2,393	2,368
L5873926, 17.88%, 08/26/2028 (a)(b)	Upstart	08/26/2025	9,693	9,693	8,940
L5874024, 16.73%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,902	1,902	1,852
L5874093, 19.19%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,542	1,542	1,452
L5874140, 20.64%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,035	4,035	4,192
L5874147, 19.31%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,796	4,796	4,877
L5874368, 19.45%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,631	1,631	1,662
L5874418, 19.92%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,832	1,832	1,726
L5874451, 21.01%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,922	1,922	1,866
L5874469, 14.43%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,674	6,674	6,262
L5874499, 17.40%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,654	2,654	2,613
L5874504, 24.99%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,305	2,305	2,289
L5874576, 10.94%, 08/26/2030 (a)(b)	Upstart	08/26/2025	949	949	884
L5874607, 12.21%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,042	1,042	987
L5874645, 21.99%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,589	9,589	9,035
L5874647, 17.50%, 08/26/2028 (a)(b)	Upstart	08/26/2025	45,400	45,400	43,753
L5874652, 21.68%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,328	4,328	4,247
L5874670, 23.26%, 08/26/2030 (a)(b)	Upstart	08/26/2025	3,835	3,835	3,502
L5874710, 18.74%, 08/26/2030 (a)(b)	Upstart	08/26/2025	11,310	11,310	10,590
L5874719, 18.88%, 08/26/2030 (a)(b)	Upstart	08/26/2025	10,545	10,545	9,896
L5874742, 16.34%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,448	5,448	5,277
L5874749, 16.44%, 08/26/2030 (a)(b)	Upstart	08/26/2025	969	969	938
L5874765, 16.16%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,433	1,433	1,384
L5874775, 21.83%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,212	2,212	2,084
L5874864, 21.50%, 08/26/2030 (a)(b)	Upstart	08/26/2025	10,961	10,961	10,273
L5874901, 23.55%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,745	6,745	6,817
L5874920, 17.23%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,836	5,836	5,737
L5874922, 20.50%, 08/26/2028 (a)(b)	Upstart	08/26/2025	6,326	6,326	5,996
L5874939, 15.11%, 08/26/2030 (a)(b)	Upstart	08/26/2025	21,566	21,566	20,466
L5874950, 21.03%, 08/26/2030 (a)(b)	Upstart	08/26/2025	10,781	10,781	10,493
L5874968, 18.39%, 08/26/2030 (a)(b)	Upstart	08/26/2025	37,152	37,152	37,233
L5874980, 23.70%, 08/26/2030 (a)(b)	Upstart	08/26/2025	123	123	123
L5874981, 17.56%, 08/26/2030 (a)(b)	Upstart	08/26/2025	25,748	25,748	25,447
L5875030, 26.04%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,512	2,512	2,401
L5875087, 22.82%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,696	2,696	2,581
L5875152, 23.76%, 08/26/2030 (a)(b)	Upstart	08/26/2025	8,675	8,675	8,430
L5875166, 21.00%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,691	2,691	2,501
L5875243, 22.88%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,378	5,378	5,140
L5875338, 16.73%, 08/26/2030 (a)(b)	Upstart	08/26/2025	10,901	10,901	10,627
L5875349, 19.33%, 08/26/2028 (a)(b)	Upstart	08/26/2025	907	907	850
L5875380, 19.86%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,303	2,311	2,196
L5875393, 24.15%, 08/26/2030 (a)(b)	Upstart	08/26/2025	11,860	11,902	11,597
L5875501, 23.56%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	1,100	1,100	17
L5875523, 22.00%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,329	4,329	4,270
L5875534, 24.52%, 08/26/2030 (a)(b)	Upstart	08/26/2025	4,074	4,074	4,169
L5875599, 21.43%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,634	1,634	1,598
L5875626, 17.89%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,202	2,202	2,188
L5875774, 14.64%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,637	2,637	2,554
L5875780, 14.86%, 08/26/2030 (a)(b)	Upstart	08/26/2025	31,847	31,847	30,049
L5875849, 17.69%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,436	1,441	1,422

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
L5875891, 21.88%, 08/26/2030 (a)(b)	Upstart	08/26/2025	$33,357	$33,357	$32,761
L5875907, 22.62%, 08/26/2030 (a)(b)	Upstart	08/26/2025	6,593	6,593	6,329
L5875940, 21.12%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,787	2,787	2,919
L5875993, 19.18%, 08/26/2030 (a)(b)	Upstart	08/26/2025	959	959	973
L5875995, 18.64%, 08/26/2030 (a)(b)	Upstart	08/26/2025	5,655	5,655	5,688
L5876018, 14.23%, 08/26/2028 (a)(b)	Upstart	08/26/2025	2,090	2,090	2,015
L5876026, 16.05%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,549	1,549	1,472
L5876053, 20.07%, 08/26/2030 (a)(b)	Upstart	08/26/2025	9,600	9,600	9,884
L5876131, 15.17%, 08/26/2028 (a)(b)	Upstart	08/26/2025	1,714	1,714	1,610
L5876165, 15.66%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,808	1,808	1,730
L5876168, 17.80%, 08/26/2030 (a)(b)	Upstart	08/26/2025	1,149	1,149	1,140
L5876186, 20.99%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,975	7,975	7,722
L5876220, 19.16%, 08/26/2030 (a)(b)(c)	Upstart	08/26/2025	4,483	4,483	1,019
L5876223, 16.93%, 08/26/2028 (a)(b)	Upstart	08/26/2025	826	826	757
L5876229, 17.56%, 08/26/2030 (a)(b)	Upstart	08/26/2025	47,858	48,025	43,962
L5876251, 23.06%, 08/26/2030 (a)(b)	Upstart	08/26/2025	8,684	8,684	8,338
L5876262, 18.04%, 08/26/2030 (a)(b)	Upstart	08/26/2025	2,777	2,777	2,767
L5876292, 18.19%, 08/26/2030 (a)(b)	Upstart	08/26/2025	23,947	23,947	23,913
L5876306, 17.38%, 08/26/2030 (a)(b)	Upstart	08/26/2025	7,022	7,022	6,911
Total Consumer Loans				18,476,490	17,413,935
Small Business Loans - 25.7%
United States - 25.7%
10000093, 13.25%, 04/29/2027(a)(b)(d)	Square	10/31/2025	2,044	1,906	1,929
10000144, 20.00%, 04/29/2027(a)(b)(d)	Square	10/31/2025	4,228	3,949	3,859
10000178, 20.00%, 04/29/2027(a)(b)(d)	Square	10/31/2025	7,271	6,749	6,799
10000256, 20.00%, 04/29/2027(a)(b)(d)	Square	10/31/2025	3,477	3,247	3,290
10000294, 20.00%, 04/29/2027(a)(b)(d)	Square	10/31/2025	3,652	3,411	3,462
10000342, 17.25%, 04/29/2027(a)(b)(d)	Square	10/31/2025	9,353	8,540	8,543
10000427, 20.00%, 04/29/2027(a)(b)(d)	Square	10/31/2025	7,283	6,802	6,891
10003522, 20.00%, 04/30/2027(a)(b)(d)	Square	11/03/2025	4,274	3,976	3,746
10003699, 14.50%, 04/30/2027(a)(b)(d)	Square	11/03/2025	1,331	1,215	1,238
10003739, 13.00%, 04/30/2027(a)(b)(d)	Square	11/03/2025	6,624	6,201	6,277
10004031, 16.50%, 04/30/2027(a)(b)(d)	Square	11/03/2025	2,867	2,613	2,223
10004152, 15.75%, 04/30/2027(a)(b)(d)	Square	11/03/2025	2,067	1,883	1,867
10004295, 3.50%, 04/30/2027(a)(b)(d)	Square	11/03/2025	3,484	3,261	3,310
10004527, 20.00%, 04/30/2027(a)(b)(d)	Square	11/03/2025	6,344	5,902	5,983
10004907, 15.00%, 04/30/2027(a)(b)(d)	Square	11/03/2025	1,804	1,644	1,708
10004998, 13.75%, 04/30/2027(a)(b)(d)	Square	11/03/2025	842	772	432
10005026, 16.50%, 04/30/2027 (a)(b)(d)	Square	11/03/2025	1,961	1,786	1,843
10005141, 15.00%, 04/30/2027 (a)(b)(d)	Square	11/03/2025	1,797	1,638	1,688
10005290, 20.00%, 04/30/2027 (a)(b)(d)	Square	11/03/2025	18,081	16,926	17,110
10006025, 9.50%, 04/30/2027 (a)(b)(d)	Square	11/03/2025	2,872	2,642	2,744
10006145, 18.25%, 04/30/2027 (a)(b)(d)	Square	11/03/2025	1,374	1,263	1,262
10006158, 11.50%, 04/30/2027 (a)(b)(d)	Square	11/03/2025	1,141	1,041	1,084
10006178, 15.00%, 04/30/2027 (a)(b)(d)	Square	11/03/2025	1,854	1,690	1,728
10006210, 20.00%, 04/30/2027 (a)(b)(d)	Square	11/03/2025	38,098	35,664	36,110
10006878, 20.00%, 04/30/2027 (a)(b)(d)	Square	11/03/2025	7,640	7,108	7,222
10007102, 19.50%, 04/30/2027 (a)(b)(d)	Square	11/03/2025	35,263	33,011	33,504
10008224, 20.00%, 04/30/2027 (a)(b)(d)	Square	11/03/2025	4,842	4,533	4,588
10008317, 19.25%, 04/30/2027 (a)(b)(d)	Square	11/03/2025	66,119	61,036	60,780
10008745, 6.88%, 04/30/2027 (a)(b)(d)	Square	11/04/2025	63,280	58,414	58,141
10011476, 20.00%, 04/30/2027 (a)(b)(d)	Square	11/04/2025	4,973	4,656	4,548
10011583, 19.25%, 04/30/2027 (a)(b)(d)	Square	11/04/2025	1,786	1,648	1,674
10011623, 16.50%, 04/30/2027 (a)(b)(d)	Square	11/04/2025	5,548	5,193	5,218
10011756, 13.25%, 04/30/2027 (a)(b)(d)	Square	11/04/2025	2,909	2,693	2,174
10011809, 10.75%, 04/30/2027 (a)(b)(d)	Square	11/04/2025	13,138	12,170	12,310

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
10012120, 13.00%, 04/30/2027 (a)(b)(d)	Square	11/04/2025	$16,460	$15,194	$15,530
10012568, 20.00%, 04/30/2027 (a)(b)(d)	Square	11/04/2025	7,459	6,982	7,069
10012871, 20.00%, 04/30/2027 (a)(b)(d)	Square	11/04/2025	4,688	4,389	4,442
10013051, 20.00%, 04/30/2027 (a)(b)(d)	Square	11/04/2025	87,637	81,536	82,074
10013892, 14.50%, 05/01/2027 (a)(b)(d)	Square	11/05/2025	19,795	18,076	18,567
10014311, 14.50%, 05/01/2027 (a)(b)(d)	Square	11/05/2025	9,508	8,901	9,008
10014507, 15.75%, 05/01/2027 (a)(b)(d)	Square	11/05/2025	1,604	1,462	1,478
10014532, 20.00%, 05/01/2027 (a)(b)(d)	Square	11/05/2025	10,212	9,501	9,717
10014918, 20.00%, 05/02/2027 (a)(b)(d)	Square	11/05/2025	11,288	10,567	10,639
10015163, 20.00%, 05/02/2027 (a)(b)(d)	Square	11/05/2025	26,787	24,813	24,614
10015668, 20.00%, 05/02/2027 (a)(b)(d)	Square	11/05/2025	8,007	7,495	7,598
10017066, 15.75%, 05/03/2027 (a)(b)(d)	Square	11/05/2025	4,651	4,238	4,339
10017507, 20.00%, 05/03/2027 (a)(b)(d)	Square	11/05/2025	1,475	1,367	1,383
10017575, 20.00%, 05/03/2027 (a)(b)(d)	Square	11/05/2025	11,413	10,571	10,777
10018544, 20.00%, 05/03/2027 (a)(b)(d)	Square	11/05/2025	43,783	40,987	41,370
10020031, 18.25%, 05/03/2027 (a)(b)(d)	Square	11/05/2025	35,758	32,894	33,876
10021088, 18.25%, 05/03/2027 (a)(b)(d)	Square	11/05/2025	2,934	2,699	1,935
10021125, 20.00%, 05/03/2027 (a)(b)(d)	Square	11/05/2025	10,144	9,438	9,455
10021424, 13.25%, 05/03/2027 (a)(b)(d)	Square	11/05/2025	317	294	308
10021439, 18.50%, 05/03/2027 (a)(b)(d)	Square	11/05/2025	6,621	6,198	6,272
10021568, 16.50%, 05/03/2027 (a)(b)(d)	Square	11/05/2025	10,734	9,781	9,994
10021753, 19.25%, 05/03/2027 (a)(b)(d)	Square	11/05/2025	4,814	4,444	4,512
10021939, 13.25%, 05/03/2027 (a)(b)(d)	Square	11/05/2025	4,309	3,990	3,641
10022055, 13.25%, 05/03/2027 (a)(b)(d)	Square	11/05/2025	1,062	983	1,031
10022093, 20.00%, 05/03/2027 (a)(b)(d)	Square	11/05/2025	16,467	15,320	15,349
10022669, 20.00%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	17,973	16,648	16,856
10023668, 20.00%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	7,818	7,318	6,097
10024211, 20.00%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	3,774	3,496	3,577
10024375, 20.00%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	2,428	2,273	2,294
10024465, 20.00%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	7,294	6,828	6,908
10024693, 17.25%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	11,621	10,635	10,949
10024977, 20.00%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	14,665	13,644	12,924
10025268, 4.00%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	32,075	30,026	30,435
10025865, 6.75%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	22,058	20,522	20,669
10026291, 15.00%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	1,840	1,676	1,754
10026370, 20.00%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	18,613	17,424	17,659
10026862, 20.00%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	40,694	38,094	38,353
10027549, 16.00%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	6,963	6,450	6,474
10027742, 13.75%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	1,709	1,565	1,527
10027776, 7.00%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	980	908	911
10027800, 14.50%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	2,874	2,625	2,590
10027840, 15.75%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	1,312	1,195	1,238
10027890, 20.00%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	3,966	3,712	3,751
10027952, 20.00%, 05/04/2027 (a)(b)(d)	Square	11/06/2025	16,239	15,202	15,363
10028091, 17.25%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	921	843	871
10028171, 18.25%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	11,768	10,825	11,041
10028690, 18.25%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	1,129	1,038	1,063
10028739, 20.00%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	8,317	7,705	7,733
10029181, 17.25%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	2,073	1,897	1,914
10029344, 20.00%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	6,058	5,671	5,709
10029670, 17.00%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	4,911	4,598	4,640
10029874, 1.50%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	1,994	1,847	1,855
10029910, 13.75%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	2,349	2,152	2,101
10029974, 20.00%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	23,913	22,385	22,621
10030580, 20.00%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	8,971	8,347	8,481
10030808, 6.25%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	1,316	1,232	1,250
10031168, 4.50%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	38,150	35,714	36,142

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
10032164, 3.25%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	$9,844	$9,087	$9,189
10032355, 15.50%, 05/05/2027 (a)(b)(d)	Square	11/07/2025	63,207	58,807	55,727
10036696, 14.75%, 05/06/2027 (a)(b)(d)	Square	11/10/2025	63,637	59,572	60,180
10039165, 12.00%, 05/06/2027 (a)(b)(d)	Square	11/10/2025	6,335	5,827	5,876
10039413, 14.50%, 05/06/2027 (a)(b)(d)	Square	11/10/2025	2,188	1,998	2,022
10039540, 20.00%, 05/06/2027 (a)(b)(d)	Square	11/10/2025	3,481	3,239	3,072
10039658, 14.50%, 05/06/2027 (a)(b)(d)	Square	11/10/2025	1,006	919	969
10039713, 19.00%, 05/06/2027 (a)(b)(d)	Square	11/10/2025	9,721	9,100	8,913
10039975, 15.75%, 05/06/2027 (a)(b)(d)	Square	11/10/2025	7,282	6,636	6,596
10040079, 14.50%, 05/06/2027 (a)(b)(d)	Square	11/10/2025	1,884	1,721	1,742
10040163, 11.00%, 05/06/2027 (a)(b)(d)	Square	11/10/2025	25,456	23,830	24,140
10040709, 18.25%, 05/06/2027 (a)(b)(d)	Square	11/10/2025	8,129	7,478	7,489
10040883, 20.00%, 05/06/2027 (a)(b)(d)	Square	11/10/2025	22,752	21,299	21,383
10041217, 18.25%, 05/06/2027 (a)(b)(d)	Square	11/10/2025	3,017	2,776	2,779
10041294, 17.00%, 05/06/2027 (a)(b)(d)	Square	11/10/2025	41,994	39,070	39,551
10045206, 13.25%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	591	547	547
10045224, 18.25%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	11,293	10,388	10,705
10045550, 14.50%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	2,075	1,895	1,957
10045681, 14.50%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	844	771	639
10045741, 15.00%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	5,038	4,590	4,752
10046054, 20.00%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	8,324	7,792	7,897
10046625, 6.00%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	7,059	6,607	6,684
10046871, 14.50%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	2,818	2,573	2,542
10046956, 20.00%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	2,133	1,976	2,001
10047036, 16.50%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	5,317	4,845	4,990
10047223, 13.75%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	1,352	1,239	1,239
10047267, 20.00%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	20,795	19,466	19,589
10047837, 17.25%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	2,579	2,362	2,301
10047881, 20.00%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	12,532	11,731	11,775
10048101, 17.25%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	19,398	17,752	13,061
10048394, 13.25%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	3,229	2,990	2,994
10048489, 20.00%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	3,261	3,034	3,070
10048576, 20.00%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	6,953	6,508	6,590
10048725, 20.00%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	2,570	2,391	2,407
10048754, 20.00%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	6,175	5,780	5,846
10048802, 18.25%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	2,559	2,354	2,389
10048845, 20.00%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	13,958	12,986	13,104
10049169, 20.00%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	14,214	13,306	13,438
10049620, 20.00%, 05/07/2027 (a)(b)(d)	Square	11/12/2025	9,121	8,486	8,543
10049874, 17.25%, 05/08/2027 (a)(b)(d)	Square	11/13/2025	2,688	2,460	2,517
10049911, 19.25%, 05/08/2027 (a)(b)(d)	Square	11/13/2025	7,617	7,031	6,982
10050024, 20.00%, 05/08/2027 (a)(b)(d)	Square	11/13/2025	11,670	10,925	11,043
10050204, 20.00%, 05/08/2027 (a)(b)(d)	Square	11/13/2025	6,742	6,312	6,366
10050296, 17.25%, 05/08/2027 (a)(b)(d)	Square	11/13/2025	4,261	3,900	4,011
10050383, 20.00%, 05/08/2027 (a)(b)(d)	Square	11/13/2025	9,825	9,141	8,693
10050541, 3.00%, 05/08/2027 (a)(b)(d)	Square	11/13/2025	947	886	897
10050559, 15.75%, 05/08/2027 (a)(b)(d)	Square	11/13/2025	5,668	5,165	5,349
10050662, 20.00%, 05/08/2027 (a)(b)(d)	Square	11/13/2025	22,703	21,031	21,111
10050979, 20.00%, 05/09/2027 (a)(b)(d)	Square	11/13/2025	4,407	4,101	4,185
10051054, 20.00%, 05/09/2027 (a)(b)(d)	Square	11/13/2025	8,820	8,256	8,345
10051217, 20.00%, 05/09/2027 (a)(b)(d)	Square	11/13/2025	9,389	8,789	8,899
10051391, 8.25%, 05/09/2027 (a)(b)(d)	Square	11/13/2025	16,746	15,458	14,474
10051616, 20.00%, 05/09/2027 (a)(b)(d)	Square	11/13/2025	31,932	29,892	30,292
10053653, 17.25%, 05/10/2027 (a)(b)(d)	Square	11/13/2025	2,576	2,358	2,396
10053752, 20.00%, 05/10/2027 (a)(b)(d)	Square	11/13/2025	5,250	4,914	4,963
10053892, 20.00%, 05/10/2027 (a)(b)(d)	Square	11/13/2025	59,360	55,568	56,174
10055366, 20.00%, 05/10/2027 (a)(b)(d)	Square	11/13/2025	12,621	11,814	11,962

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
10055555, 20.00%, 05/10/2027 (a)(b)(d)	Square	11/13/2025	$41,298	$38,659	$38,996
10056361, 9.50%, 05/10/2027 (a)(b)(d)	Square	11/13/2025	4,134	3,803	3,919
10056515, 13.75%, 05/10/2027 (a)(b)(d)	Square	11/13/2025	3,813	3,492	3,691
10056709, 15.75%, 05/10/2027 (a)(b)(d)	Square	11/13/2025	2,075	1,890	1,939
10056765, 20.00%, 05/10/2027 (a)(b)(d)	Square	11/13/2025	26,876	24,896	23,357
10057221, 16.00%, 05/11/2027 (a)(b)(d)	Square	11/14/2025	53,385	49,975	50,515
10058009, 20.00%, 05/11/2027 (a)(b)(d)	Square	11/14/2025	7,904	7,322	7,480
10058125, 15.75%, 05/11/2027 (a)(b)(d)	Square	11/14/2025	964	879	875
10058137, 14.00%, 05/11/2027 (a)(b)(d)	Square	11/14/2025	43,148	40,392	40,652
10058483, 20.00%, 05/11/2027 (a)(b)(d)	Square	11/14/2025	6,839	6,401	6,425
10058540, 16.50%, 05/11/2027 (a)(b)(d)	Square	11/14/2025	9,014	8,214	8,380
10058664, 6.25%, 05/11/2027 (a)(b)(d)	Square	11/14/2025	55,564	51,471	51,670
10060196, 15.75%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	2,130	1,942	2,017
10060339, 20.00%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	28,130	26,058	26,452
10061324, 12.75%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	5,340	4,946	5,012
10061462, 6.75%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	894	825	845
10061517, 20.00%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	4,915	4,601	4,650
10061631, 17.25%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	1,187	1,086	990
10061666, 13.75%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	10,563	9,675	10,151
10062108, 14.50%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	1,095	1,000	747
10062127, 13.75%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	10,801	9,893	10,189
10062296, 15.00%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	25,943	23,641	23,490
10063007, 10.25%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	6,580	6,027	5,935
10063106, 16.50%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	1,431	1,304	1,359
10063315, 19.25%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	15,902	14,680	14,895
10063783, 17.25%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	1,725	1,579	1,580
10063830, 20.00%, 05/12/2027 (a)(b)(d)	Square	11/14/2025	1,634	1,513	1,424
10066750, 14.50%, 05/13/2027 (a)(b)(d)	Square	11/17/2025	1,469	1,341	1,400
10066848, 16.50%, 05/13/2027 (a)(b)(d)	Square	11/17/2025	4,408	4,016	3,926
10066922, 18.25%, 05/13/2027 (a)(b)(d)	Square	11/17/2025	19,732	18,151	18,659
10067644, 11.00%, 05/13/2027 (a)(b)(d)	Square	11/17/2025	28,976	27,125	27,432
10068779, 15.50%, 05/13/2027 (a)(b)(d)	Square	11/17/2025	4,994	4,594	4,665
10068928, 20.00%, 05/13/2027 (a)(b)(d)	Square	11/17/2025	8,914	8,345	8,439
10069244, 5.75%, 05/13/2027 (a)(b)(d)	Square	11/17/2025	30,242	28,310	28,547
10069967, 20.00%, 05/13/2027 (a)(b)(d)	Square	11/17/2025	5,111	4,785	4,834
10070083, 17.25%, 05/13/2027 (a)(b)(d)	Square	11/17/2025	39,129	35,809	36,807
10070945, 17.25%, 05/13/2027 (a)(b)(d)	Square	11/17/2025	1,904	1,742	1,790
10070962, 9.50%, 05/13/2027 (a)(b)(d)	Square	11/17/2025	4,618	4,262	4,237
10071041, 9.50%, 05/13/2027 (a)(b)(d)	Square	11/17/2025	2,151	1,971	1,941
10071081, 20.00%, 05/13/2027 (a)(b)(d)	Square	11/17/2025	7,053	6,602	6,664
10071227, 18.25%, 05/13/2027 (a)(b)(d)	Square	11/17/2025	23,771	21,867	22,384
10071752, 17.50%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	7,508	6,955	7,042
10072015, 20.00%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	6,314	5,910	5,976
10072199, 13.25%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	1,148	1,063	1,123
10072253, 20.00%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	29,162	27,299	27,393
10073370, 20.00%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	1,643	1,528	1,561
10073433, 20.00%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	8,374	7,839	7,710
10073605, 15.75%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	1,252	1,141	1,177
10073667, 18.25%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	13,627	12,536	12,387
10074153, 14.50%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	2,688	2,455	2,104
10074197, 19.25%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	1,495	1,380	1,302
10074219, 15.00%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	3,050	2,779	2,857
10074320, 17.25%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	2,680	2,453	2,400
10074381, 16.50%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	30,492	27,785	28,339
10075022, 17.25%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	6,045	5,532	5,660
10075138, 18.00%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	12,898	12,074	12,198
10075335, 13.75%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	3,966	3,633	3,410

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
10075388, 20.00%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	$13,414	$12,481	$12,590
10075733, 15.75%, 05/14/2027 (a)(b)(d)	Square	11/18/2025	17,019	15,508	15,932
10076325, 7.00%, 05/15/2027 (a)(b)(d)	Square	11/19/2025	944	862	880
10076353, 20.00%, 05/15/2027 (a)(b)(d)	Square	11/19/2025	36,642	34,096	33,898
10076780, 10.00%, 05/15/2027 (a)(b)(d)	Square	11/19/2025	24,447	22,646	22,732
10077148, 20.00%, 05/15/2027 (a)(b)(d)	Square	11/19/2025	18,256	17,090	17,230
10077359, 15.00%, 05/16/2027 (a)(b)(d)	Square	11/19/2025	1,722	1,569	1,629
10077392, 20.00%, 05/16/2027 (a)(b)(d)	Square	11/19/2025	4,759	4,454	4,504
10077455, 20.00%, 05/16/2027 (a)(b)(d)	Square	11/19/2025	8,477	7,936	8,016
10077576, 17.25%, 05/16/2027 (a)(b)(d)	Square	11/19/2025	3,998	3,658	3,695
10077634, 13.75%, 05/16/2027 (a)(b)(d)	Square	11/19/2025	2,015	1,846	1,879
10077660, 19.00%, 05/16/2027 (a)(b)(d)	Square	11/19/2025	8,067	7,505	7,573
10077781, 13.25%, 05/16/2027 (a)(b)(d)	Square	11/19/2025	1,179	1,092	891
10077800, 20.00%, 05/16/2027 (a)(b)(d)	Square	11/19/2025	12,605	11,800	11,931
10077996, 20.00%, 05/16/2027 (a)(b)(d)	Square	11/19/2025	1,692	1,568	1,587
10078029, 17.25%, 05/16/2027 (a)(b)(d)	Square	11/19/2025	2,218	2,030	2,101
10078084, 15.00%, 05/16/2027 (a)(b)(d)	Square	11/19/2025	861	785	790
10078104, 15.50%, 05/16/2027 (a)(b)(d)	Square	11/19/2025	4,833	4,423	3,447
10079023, 8.75%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	5,855	5,335	5,455
10079254, 13.25%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	1,410	1,306	1,355
10079325, 17.25%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	3,494	3,198	3,231
10079508, 20.00%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	5,148	4,820	4,874
10079761, 14.00%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	3,018	2,808	2,849
10079934, 15.25%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	3,384	3,097	2,857
10080130, 14.50%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	2,890	2,639	2,763
10080272, 20.00%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	7,651	7,162	7,230
10080479, 17.25%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	3,094	2,832	2,836
10080563, 15.75%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	8,053	7,339	7,503
10080774, 20.00%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	14,546	13,617	13,777
10081033, 9.00%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	3,016	2,794	2,806
10081154, 13.25%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	4,821	4,465	4,224
10081242, 19.25%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	10,578	9,765	9,726
10081425, 13.50%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	2,767	2,590	2,616
10081470, 15.00%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	968	882	888
10081489, 14.75%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	47,622	44,580	45,102
10082350, 20.00%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	2,897	2,712	2,744
10082413, 19.25%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	7,541	6,962	7,107
10082544, 13.75%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	1,854	1,698	1,781
10082584, 12.25%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	1,192	1,091	1,093
10082622, 15.75%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	7,500	6,834	6,821
10082774, 20.00%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	22,295	20,743	21,183
10083270, 17.25%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	24,536	22,454	22,981
10083738, 18.25%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	2,761	2,540	2,616
10083793, 13.50%, 05/17/2027 (a)(b)(d)	Square	11/19/2025	6,149	5,721	5,508
10083860, 17.25%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	6,115	5,597	5,714
10084148, 13.25%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	1,594	1,476	1,401
10084218, 6.25%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	1,006	917	916
10084262, 13.50%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	883	806	836
10084307, 15.75%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	1,921	1,750	1,790
10084414, 20.00%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	5,006	4,686	4,725
10084600, 15.00%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	8,830	8,215	8,379
10085143, 17.75%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	23,338	21,469	21,538
10085755, 20.00%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	6,429	5,981	6,030
10085898, 13.75%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	2,731	2,501	2,575
10085960, 15.75%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	1,423	1,297	1,355
10086036, 16.50%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	10,668	9,721	10,019
10086319, 16.50%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	1,537	1,401	1,426

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
10086346, 20.00%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	$14,209	$13,301	$13,351
10086598, 8.00%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	4,796	4,462	4,538
10086660, 20.00%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	10,612	9,933	9,793
10086841, 20.00%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	72,948	68,288	68,973
10088079, 20.00%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	1,852	1,733	1,748
10088110, 2.50%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	304	282	284
10088122, 20.00%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	12,718	11,906	11,981
10088320, 17.25%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	4,498	4,116	4,123
10088423, 20.00%, 05/18/2027 (a)(b)(d)	Square	11/20/2025	23,530	21,796	22,067
10088469, 13.25%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	1,716	1,589	1,650
10088598, 13.25%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	1,382	1,279	1,331
10088693, 10.25%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	4,048	3,789	3,827
10088879, 13.75%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	658	602	632
10088957, 20.00%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	4,475	4,163	4,216
10089158, 19.25%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	3,288	3,036	3,080
10089301, 14.50%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	3,960	3,617	3,755
10089539, 20.00%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	5,733	5,367	5,417
10089878, 5.75%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	1,688	1,570	1,563
10089933, 20.00%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	8,207	7,682	7,712
10090175, 13.25%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	596	552	583
10090290, 15.50%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	25,182	23,165	23,535
10090835, 20.00%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	2,501	2,316	2,345
10090887, 20.00%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	25,888	24,233	23,906
10091377, 20.00%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	3,534	3,308	3,329
10091397, 15.00%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	1,486	1,353	1,208
10091422, 15.75%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	7,515	6,848	6,950
10091522, 20.00%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	2,051	1,920	1,944
10091550, 17.25%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	10,541	9,647	9,496
10091819, 19.50%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	44,871	41,747	41,860
10092587, 13.25%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	2,700	2,499	2,555
10092628, 20.00%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	2,976	2,769	2,808
10092665, 4.25%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	4,652	4,239	4,407
10092756, 20.00%, 05/19/2027 (a)(b)(d)	Square	11/21/2025	66,370	61,750	62,791
10097362, 18.25%, 05/20/2027 (a)(b)(d)	Square	11/24/2025	3,314	3,048	3,085
10097575, 13.25%, 05/20/2027 (a)(b)(d)	Square	11/24/2025	12,192	11,288	11,730
10098258, 15.75%, 05/20/2027 (a)(b)(d)	Square	11/24/2025	14,595	13,299	13,301
10099062, 19.75%, 05/20/2027 (a)(b)(d)	Square	11/24/2025	51,374	48,093	48,478
10100731, 12.25%, 05/20/2027 (a)(b)(d)	Square	11/24/2025	4,060	3,801	3,835
10100808, 11.75%, 05/20/2027 (a)(b)(d)	Square	11/24/2025	5,136	4,757	4,793
10100958, 13.75%, 05/20/2027 (a)(b)(d)	Square	11/24/2025	2,580	2,363	2,262
10101048, 15.00%, 05/20/2027 (a)(b)(d)	Square	11/24/2025	5,192	4,731	4,938
10101215, 20.00%, 05/20/2027 (a)(b)(d)	Square	11/24/2025	26,573	24,722	24,944
10101844, 15.75%, 05/20/2027 (a)(b)(d)	Square	11/24/2025	1,745	1,590	1,442
10101852, 20.00%, 05/20/2027 (a)(b)(d)	Square	11/24/2025	57,694	54,008	54,198
10102799, 13.25%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	1,436	1,329	1,400
10102893, 20.00%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	4,983	4,665	4,693
10103060, 20.00%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	5,147	4,789	4,768
10103236, 4.75%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	1,411	1,321	1,334
10103326, 13.00%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	11,679	10,932	11,036
10103922, 13.25%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	5,437	5,035	5,234
10104440, 16.50%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	6,745	6,275	6,353
10104702, 13.75%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	5,706	5,226	5,336
10104932, 7.00%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	29,687	27,791	28,089
10105809, 20.00%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	21,078	19,731	19,478
10106320, 19.25%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	5,782	5,337	5,325
10106443, 17.25%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	3,169	2,900	2,954
10106478, 13.50%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	7,903	7,201	6,482

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
10106589, 18.25%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	$5,112	$4,702	$4,759
10106706, 15.00%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	15,901	14,729	14,847
10107031, 6.50%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	5,145	4,817	4,856
10107162, 13.25%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	3,189	2,953	2,997
10107304, 17.25%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	1,506	1,378	1,410
10107378, 14.50%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	3,355	3,063	3,060
10107557, 15.75%, 05/21/2027 (a)(b)(d)	Square	11/25/2025	72,648	67,295	68,264
10107935, 20.00%, 05/22/2027 (a)(b)(d)	Square	11/26/2025	41,820	39,148	39,575
10108671, 20.00%, 05/22/2027 (a)(b)(d)	Square	11/26/2025	6,105	5,680	5,506
10108779, 13.25%, 05/22/2027 (a)(b)(d)	Square	11/26/2025	911	843	835
10108793, 20.00%, 05/22/2027 (a)(b)(d)	Square	11/26/2025	3,979	3,725	3,758
10108854, 15.75%, 05/22/2027 (a)(b)(d)	Square	11/26/2025	1,778	1,620	1,658
10108885, 15.00%, 05/22/2027 (a)(b)(d)	Square	11/26/2025	1,009	920	940
10108908, 10.50%, 05/22/2027 (a)(b)(d)	Square	11/26/2025	15,870	14,462	14,147
10109169, 10.75%, 05/23/2027 (a)(b)(d)	Square	11/26/2025	9,875	9,244	9,301
10109317, 15.75%, 05/23/2027 (a)(b)(d)	Square	11/26/2025	1,786	1,627	1,595
10109347, 13.25%, 05/23/2027 (a)(b)(d)	Square	11/26/2025	688	637	663
10109362, 20.00%, 05/23/2027 (a)(b)(d)	Square	11/26/2025	8,632	8,031	8,097
10109517, 16.50%, 05/23/2027 (a)(b)(d)	Square	11/26/2025	2,635	2,401	2,446
10109572, 15.75%, 05/23/2027 (a)(b)(d)	Square	11/26/2025	2,379	2,168	2,198
10109620, 14.50%, 05/23/2027 (a)(b)(d)	Square	11/26/2025	3,943	3,600	3,761
10109694, 20.00%, 05/23/2027 (a)(b)(d)	Square	11/26/2025	1,677	1,561	1,566
10109716, 16.50%, 05/23/2027 (a)(b)(d)	Square	11/26/2025	4,097	3,733	3,674
10109797, 19.25%, 05/23/2027 (a)(b)(d)	Square	11/26/2025	3,187	2,942	2,986
10109850, 7.75%, 05/23/2027 (a)(b)(d)	Square	11/26/2025	586	536	550
10109863, 18.25%, 05/23/2027 (a)(b)(d)	Square	11/26/2025	13,834	12,726	12,770
10110972, 20.00%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	15,733	14,727	14,888
10111907, 18.25%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	1,672	1,537	1,465
10112088, 20.00%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	7,360	6,890	6,817
10112459, 20.00%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	3,092	2,895	2,925
10112590, 20.00%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	11,724	10,975	11,080
10112855, 13.75%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	439	402	425
10112876, 2.00%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	3,041	2,771	2,839
10112922, 13.25%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	2,684	2,485	2,617
10113022, 20.00%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	10,348	9,687	9,790
10113333, 15.50%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	20,431	19,126	19,309
10113849, 20.00%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	18,166	16,901	17,066
10114837, 20.00%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	13,938	13,048	13,173
10115097, 15.00%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	6,668	6,076	6,241
10115199, 18.25%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	7,915	7,281	7,234
10115423, 18.25%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	4,951	4,635	4,684
10115662, 14.00%, 05/24/2027 (a)(b)(d)	Square	11/26/2025	8,229	7,704	7,773
10118197, 13.25%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	8,225	7,615	7,847
10118525, 20.00%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	2,352	2,188	2,207
10118581, 17.25%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	9,895	9,055	9,234
10118781, 16.50%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	2,178	1,984	2,014
10118831, 20.00%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	3,169	2,935	2,971
10118951, 15.75%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	2,698	2,459	2,519
10119068, 20.00%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	13,335	12,353	12,535
10119617, 20.00%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	18,250	16,980	17,124
10120210, 7.25%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	2,057	1,925	1,942
10120250, 10.00%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	6,242	5,843	5,894
10120417, 14.50%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	9,510	8,684	8,853
10120700, 19.25%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	2,697	2,489	2,527
10120769, 20.00%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	12,266	11,482	11,571
10121130, 20.00%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	14,294	13,381	13,485
10121407, 20.00%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	6,668	6,176	6,252

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
10121517, 20.00%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	$19,288	$18,056	$18,128
10121907, 19.25%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	21,482	19,830	20,241
10122321, 20.00%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	9,239	8,559	8,760
10122487, 15.75%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	1,741	1,586	1,630
10122538, 20.00%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	2,684	2,486	2,211
10122596, 20.00%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	5,926	5,547	5,600
10122663, 13.75%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	4,417	4,045	3,324
10122732, 15.75%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	21,690	19,765	20,037
10123090, 16.50%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	6,071	5,532	5,454
10123203, 13.75%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	2,917	2,672	2,584
10123246, 18.25%, 05/25/2027 (a)(b)(d)	Square	11/28/2025	8,240	7,580	7,683
10127064, 12.50%, 05/26/2027 (a)(b)(d)	Square	12/01/2025	8,533	7,988	8,071
10127347, 15.75%, 05/26/2027 (a)(b)(d)	Square	12/01/2025	15,224	13,872	14,343
10128411, 9.25%, 05/26/2027 (a)(b)(d)	Square	12/01/2025	2,698	2,510	2,502
10128677, 11.25%, 05/26/2027 (a)(b)(d)	Square	12/01/2025	25,010	22,836	21,127
10129871, 17.50%, 05/26/2027 (a)(b)(d)	Square	12/01/2025	75,510	70,686	69,985
10132672, 15.00%, 05/27/2027 (a)(b)(d)	Square	12/02/2025	10,051	9,159	9,557
10132982, 16.50%, 05/27/2027 (a)(b)(d)	Square	12/02/2025	1,080	984	998
10133008, 20.00%, 05/27/2027 (a)(b)(d)	Square	12/02/2025	6,324	5,884	5,941
10133161, 20.00%, 05/27/2027 (a)(b)(d)	Square	12/02/2025	30,717	28,754	28,931
10134400, 14.50%, 05/28/2027 (a)(b)(d)	Square	12/02/2025	2,492	2,276	2,363
10134735, 20.00%, 05/28/2027 (a)(b)(d)	Square	12/02/2025	17,584	16,460	16,584
10136381, 13.75%, 05/28/2027 (a)(b)(d)	Square	12/02/2025	3,640	3,387	3,312
10136571, 10.00%, 05/28/2027 (a)(b)(d)	Square	12/02/2025	1,027	962	971
10136639, 13.75%, 05/28/2027 (a)(b)(d)	Square	12/02/2025	1,717	1,573	1,398
10136712, 20.00%, 05/28/2027 (a)(b)(d)	Square	12/02/2025	40,252	37,680	37,999
10139148, 20.00%, 05/28/2027 (a)(b)(d)	Square	12/02/2025	3,337	3,124	3,153
10139246, 4.25%, 05/28/2027 (a)(b)(d)	Square	12/02/2025	3,834	3,494	3,607
10139257, 20.00%, 05/29/2027 (a)(b)(d)	Square	12/03/2025	24,529	22,821	22,772
10140300, 20.00%, 05/29/2027 (a)(b)(d)	Square	12/03/2025	28,687	26,854	27,130
10143011, 14.50%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	2,791	2,549	2,544
10143451, 15.75%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	1,704	1,553	1,552
10143844, 8.25%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	3,843	3,575	3,588
10144194, 18.25%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	1,906	1,754	1,755
10144316, 20.00%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	8,504	7,961	7,985
10144820, 3.50%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	5,324	4,984	4,999
10145215, 19.25%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	2,783	2,569	2,570
10145470, 18.25%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	12,839	11,811	11,816
10146233, 16.00%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	2,811	2,616	2,621
10146377, 20.00%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	5,025	4,704	4,716
10146738, 20.00%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	5,388	5,044	5,058
10147067, 20.00%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	6,712	6,283	6,303
10147316, 20.00%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	8,098	7,581	7,604
10147813, 19.25%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	1,970	1,832	1,837
10147913, 17.25%, 06/01/2027 (a)(b)(d)	Square	12/03/2025	3,109	2,846	2,848
10147999, 17.25%, 06/02/2027 (a)(b)(d)	Square	12/04/2025	9,935	9,091	9,094
10148875, 18.25%, 06/02/2027 (a)(b)(d)	Square	12/04/2025	2,270	2,088	2,088
10149034, 16.50%, 06/02/2027 (a)(b)(d)	Square	12/04/2025	2,553	2,327	2,326
10149248, 18.25%, 06/02/2027 (a)(b)(d)	Square	12/04/2025	3,742	3,443	3,441
10149677, 18.25%, 06/02/2027 (a)(b)(d)	Square	12/04/2025	20,227	18,606	18,634
10150741, 15.00%, 06/02/2027 (a)(b)(d)	Square	12/04/2025	6,301	5,817	5,821
10150933, 18.75%, 06/02/2027 (a)(b)(d)	Square	12/04/2025	9,843	9,214	9,238
10151323, 7.50%, 06/02/2027 (a)(b)(d)	Square	12/04/2025	8,607	8,007	8,027
10151503, 18.25%, 06/02/2027 (a)(b)(d)	Square	12/04/2025	7,022	6,533	6,540
10151718, 15.00%, 06/02/2027 (a)(b)(d)	Square	12/04/2025	6,013	5,479	5,477
10151903, 10.75%, 06/02/2027 (a)(b)(d)	Square	12/04/2025	21,195	19,634	19,668
10152571, 15.75%, 06/02/2027 (a)(b)(d)	Square	12/04/2025	22,145	20,179	20,208

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
10153240, 19.25%, 06/02/2027 (a)(b)(d)	Square	12/04/2025	$7,388	$6,820	$6,838
10153427, 20.00%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	10,439	9,772	9,796
10154144, 17.50%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	10,306	9,648	9,670
10154987, 13.75%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	748	685	679
10155041, 17.00%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	3,437	3,173	3,174
10155216, 20.00%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	5,750	5,383	5,394
10155395, 19.25%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	4,231	3,905	3,912
10155567, 13.25%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	1,588	1,470	1,461
10155641, 9.00%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	10,990	10,145	10,146
10156164, 5.75%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	20,869	19,536	19,586
10157397, 19.25%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	12,730	11,751	11,762
10157714, 20.00%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	16,583	15,524	15,563
10158271, 14.50%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	767	701	696
10158295, 15.00%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	3,231	2,944	2,936
10158387, 20.00%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	4,932	4,588	4,603
10158534, 16.50%, 06/03/2027 (a)(b)(d)	Square	12/05/2025	14,179	13,088	13,114
10162098, 20.00%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	12,654	11,846	11,875
10162528, 3.00%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	6,366	5,960	5,973
10162827, 18.25%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	21,260	19,557	19,562
10164159, 20.00%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	8,045	7,532	7,548
10164493, 5.00%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	1,118	1,021	1,016
10164555, 20.00%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	10,553	9,880	9,901
10164994, 16.50%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	7,920	7,217	7,227
10165216, 20.00%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	15,031	13,924	13,954
10165646, 15.50%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	5,534	5,180	5,192
10165788, 1.00%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	1,013	935	935
10165801, 15.00%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	2,792	2,544	2,549
10165866, 20.00%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	10,992	10,227	10,239
10166181, 13.75%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	12,524	11,472	11,387
10166661, 20.00%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	3,927	3,676	3,682
10166928, 15.00%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	1,128	1,028	1,030
10166989, 20.00%, 06/04/2027 (a)(b)(d)	Square	12/08/2025	8,687	8,046	8,031
10167309, 20.00%, 06/05/2027 (a)(b)(d)	Square	12/09/2025	28,735	26,734	26,809
10168921, 17.75%, 06/05/2027 (a)(b)(d)	Square	12/09/2025	7,519	7,038	7,052
10169294, 20.00%, 06/05/2027 (a)(b)(d)	Square	12/09/2025	2,908	2,723	2,729
10169422, 15.75%, 06/05/2027 (a)(b)(d)	Square	12/09/2025	9,487	8,826	8,838
10169724, 20.00%, 06/05/2027 (a)(b)(d)	Square	12/09/2025	15,891	14,875	14,914
10170222, 13.25%, 06/05/2027 (a)(b)(d)	Square	12/09/2025	1,805	1,671	1,649
10170293, 15.00%, 06/05/2027 (a)(b)(d)	Square	12/09/2025	15,342	13,981	13,983
10170818, 20.00%, 06/05/2027 (a)(b)(d)	Square	12/09/2025	7,408	6,935	6,951
10171016, 20.00%, 06/05/2027 (a)(b)(d)	Square	12/09/2025	15,502	14,512	14,546
10171669, 15.75%, 06/05/2027 (a)(b)(d)	Square	12/09/2025	2,550	2,324	2,324
10171752, 15.75%, 06/05/2027 (a)(b)(d)	Square	12/09/2025	4,755	4,333	4,345
10171877, 20.00%, 06/05/2027 (a)(b)(d)	Square	12/09/2025	4,416	4,135	4,142
10172001, 17.25%, 06/05/2027 (a)(b)(d)	Square	12/09/2025	2,537	2,322	2,317
10172067, 20.00%, 06/05/2027 (a)(b)(d)	Square	12/09/2025	13,648	12,698	12,712
10172277, 20.00%, 06/06/2027 (a)(b)(d)	Square	12/10/2025	4,712	4,383	4,390
10172413, 20.00%, 06/06/2027 (a)(b)(d)	Square	12/10/2025	2,000	1,853	1,848
10172495, 20.00%, 06/06/2027 (a)(b)(d)	Square	12/10/2025	6,752	6,321	6,331
10172687, 20.00%, 06/06/2027 (a)(b)(d)	Square	12/10/2025	9,608	8,939	8,937
10172988, 20.00%, 06/06/2027 (a)(b)(d)	Square	12/10/2025	8,869	8,303	8,319
10173249, 16.50%, 06/06/2027 (a)(b)(d)	Square	12/10/2025	1,604	1,462	1,462
10173299, 15.75%, 06/07/2027 (a)(b)(d)	Square	12/10/2025	5,852	5,333	5,350
10173465, 20.00%, 06/07/2027 (a)(b)(d)	Square	12/10/2025	1,737	1,616	1,620
10173515, 5.25%, 06/07/2027 (a)(b)(d)	Square	12/10/2025	1,295	1,199	1,177
10173561, 20.00%, 06/07/2027 (a)(b)(d)	Square	12/10/2025	6,398	5,989	6,000
10173730, 14.50%, 06/07/2027 (a)(b)(d)	Square	12/10/2025	2,393	2,185	2,085

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
10173837, 20.00%, 06/07/2027 (a)(b)(d)	Square	12/10/2025	$5,786	$5,416	$5,427
10174008, 20.00%, 06/07/2027 (a)(b)(d)	Square	12/10/2025	7,016	6,568	6,582
10174247, 17.25%, 06/07/2027 (a)(b)(d)	Square	12/10/2025	1,051	962	957
10175170, 19.25%, 06/08/2027 (a)(b)(d)	Square	12/10/2025	7,585	7,002	7,011
10175673, 16.50%, 06/08/2027 (a)(b)(d)	Square	12/10/2025	4,479	4,082	4,088
10176227, 17.25%, 06/08/2027 (a)(b)(d)	Square	12/10/2025	2,344	2,145	2,150
10176483, 17.25%, 06/08/2027 (a)(b)(d)	Square	12/10/2025	6,196	5,670	5,676
10176848, 13.25%, 06/08/2027 (a)(b)(d)	Square	12/10/2025	669	620	600
10176891, 15.75%, 06/08/2027 (a)(b)(d)	Square	12/10/2025	3,847	3,505	3,486
10177073, 19.25%, 06/08/2027 (a)(b)(d)	Square	12/10/2025	10,476	9,671	9,684
10177513, 20.00%, 06/08/2027 (a)(b)(d)	Square	12/10/2025	2,244	2,087	2,089
10177647, 13.75%, 06/08/2027 (a)(b)(d)	Square	12/10/2025	1,452	1,330	1,327
10177698, 10.00%, 06/08/2027 (a)(b)(d)	Square	12/10/2025	2,949	2,744	2,747
10179211, 20.00%, 06/08/2027 (a)(b)(d)	Square	12/10/2025	10,748	9,956	9,962
10179940, 19.25%, 06/08/2027 (a)(b)(d)	Square	12/10/2025	3,835	3,540	3,517
10180268, 13.75%, 06/09/2027 (a)(b)(d)	Square	12/11/2025	2,097	1,921	1,899
10180420, 6.25%, 06/09/2027 (a)(b)(d)	Square	12/11/2025	3,132	2,932	2,937
10180618, 10.50%, 06/09/2027 (a)(b)(d)	Square	12/11/2025	1,583	1,466	1,467
10180708, 16.00%, 06/09/2027 (a)(b)(d)	Square	12/11/2025	10,343	9,682	9,696
10181527, 15.25%, 06/09/2027 (a)(b)(d)	Square	12/11/2025	2,490	2,269	2,270
10181688, 20.00%, 06/09/2027 (a)(b)(d)	Square	12/11/2025	9,923	9,289	9,304
10182158, 16.50%, 06/09/2027 (a)(b)(d)	Square	12/11/2025	1,611	1,468	1,465
10182206, 20.00%, 06/09/2027 (a)(b)(d)	Square	12/11/2025	16,603	15,542	15,571
10182875, 19.50%, 06/09/2027 (a)(b)(d)	Square	12/11/2025	10,886	10,191	10,213
10183216, 12.25%, 06/09/2027 (a)(b)(d)	Square	12/11/2025	53,710	49,580	49,614
10184823, 15.00%, 06/09/2027 (a)(b)(d)	Square	12/11/2025	12,141	11,064	11,039
10185282, 10.00%, 06/09/2027 (a)(b)(d)	Square	12/11/2025	3,779	3,537	3,544
10185354, 19.25%, 06/09/2027 (a)(b)(d)	Square	12/12/2025	33,456	30,883	30,930
10187449, 16.25%, 06/10/2027 (a)(b)(d)	Square	12/12/2025	3,764	3,523	3,530
10187627, 15.00%, 06/10/2027 (a)(b)(d)	Square	12/12/2025	2,247	2,048	2,042
10187708, 20.00%, 06/10/2027 (a)(b)(d)	Square	12/12/2025	14,339	13,423	13,447
10188149, 20.00%, 06/10/2027 (a)(b)(d)	Square	12/12/2025	5,728	5,362	5,370
10188350, 20.00%, 06/10/2027 (a)(b)(d)	Square	12/12/2025	43,363	40,593	40,659
10189328, 15.25%, 06/10/2027 (a)(b)(d)	Square	12/12/2025	14,089	13,189	13,214
10189720, 20.00%, 06/10/2027 (a)(b)(d)	Square	12/12/2025	7,348	6,837	6,849
10190009, 15.00%, 06/10/2027 (a)(b)(d)	Square	12/12/2025	2,192	1,998	1,996
10190076, 13.25%, 06/10/2027 (a)(b)(d)	Square	12/12/2025	1,590	1,472	1,472
10193035, 20.00%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	20,917	19,461	19,487
10193919, 20.00%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	8,465	7,924	7,936
10194673, 19.25%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	6,152	5,679	5,679
10194913, 20.00%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	3,985	3,708	3,713
10195073, 13.25%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	2,188	2,035	2,038
10195140, 13.00%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	16,197	15,162	15,185
10196267, 20.00%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	4,583	4,290	4,295
10196469, 5.00%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	757	708	709
10196501, 14.50%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	3,198	2,921	2,904
10196638, 20.00%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	8,124	7,605	7,618
10196840, 16.50%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	6,035	5,552	5,560
10196988, 16.50%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	9,896	9,017	9,005
10197448, 10.75%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	2,129	1,980	1,982
10197530, 20.00%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	10,595	9,918	9,933
10197911, 20.00%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	6,975	6,530	6,543
10198098, 14.50%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	980	895	896
10198152, 6.25%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	1,195	1,119	1,120
10198259, 20.00%, 06/11/2027 (a)(b)(d)	Square	12/15/2025	8,734	8,176	8,189
10198549, 19.25%, 06/12/2027 (a)(b)(d)	Square	12/16/2025	2,572	2,374	2,370
10198655, 20.00%, 06/12/2027 (a)(b)(d)	Square	12/16/2025	21,510	20,136	20,162

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
10199971, 15.00%, 06/12/2027 (a)(b)(d)	Square	12/16/2025	$12,895	$11,751	$11,733
10200694, 15.25%, 06/12/2027 (a)(b)(d)	Square	12/16/2025	2,374	2,222	2,225
10200813, 20.00%, 06/12/2027 (a)(b)(d)	Square	12/16/2025	2,734	2,559	2,564
10200914, 13.75%, 06/12/2027 (a)(b)(d)	Square	12/16/2025	37,193	34,066	33,941
10202323, 20.00%, 06/12/2027 (a)(b)(d)	Square	12/16/2025	4,831	4,523	4,529
10202485, 20.00%, 06/12/2027 (a)(b)(d)	Square	12/16/2025	7,985	7,475	7,487
10202843, 20.00%, 06/12/2027 (a)(b)(d)	Square	12/16/2025	9,307	8,713	8,726
10203256, 11.25%, 06/13/2027 (a)(b)(d)	Square	12/17/2025	5,715	5,349	5,356
10203369, 17.25%, 06/13/2027 (a)(b)(d)	Square	12/17/2025	6,895	6,310	6,308
10203491, 7.00%, 06/13/2027 (a)(b)(d)	Square	12/17/2025	5,195	4,812	4,817
10203593, 18.25%, 06/13/2027 (a)(b)(d)	Square	12/17/2025	1,562	1,437	1,438
10203630, 20.00%, 06/13/2027 (a)(b)(d)	Square	12/17/2025	5,062	4,738	4,744
10203760, 14.50%, 06/13/2027 (a)(b)(d)	Square	12/17/2025	3,453	3,187	3,194
10203842, 20.00%, 06/13/2027 (a)(b)(d)	Square	12/17/2025	39,692	37,157	37,219
10204787, 16.50%, 06/14/2027 (a)(b)(d)	Square	12/17/2025	2,290	2,086	2,077
10204837, 20.00%, 06/14/2027 (a)(b)(d)	Square	12/17/2025	3,518	3,293	3,297
10204917, 15.50%, 06/14/2027 (a)(b)(d)	Square	12/17/2025	20,267	18,973	19,005
10206748, 13.75%, 06/15/2027 (a)(b)(d)	Square	12/17/2025	2,256	2,067	2,066
10206975, 20.00%, 06/15/2027 (a)(b)(d)	Square	12/17/2025	8,782	8,221	8,233
10207508, 9.00%, 06/15/2027 (a)(b)(d)	Square	12/17/2025	9,986	9,250	9,234
10207812, 20.00%, 06/15/2027 (a)(b)(d)	Square	12/17/2025	11,557	10,705	10,710
10208190, 17.25%, 06/15/2027 (a)(b)(d)	Square	12/17/2025	3,645	3,335	3,337
10209284, 20.00%, 06/15/2027 (a)(b)(d)	Square	12/17/2025	36,590	34,043	34,062
10210751, 14.50%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	1,741	1,590	1,574
10210875, 19.25%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	2,722	2,513	2,506
10211016, 14.50%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	1,082	988	990
10211110, 16.00%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	9,732	9,110	9,123
10211688, 19.25%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	3,881	3,583	3,588
10211917, 18.25%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	1,897	1,745	1,745
10212146, 20.00%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	28,266	26,183	26,189
10213198, 18.25%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	2,002	1,842	1,841
10213234, 14.75%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	4,314	4,038	4,043
10213310, 14.75%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	4,434	4,150	4,156
10213473, 20.00%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	2,375	2,224	2,226
10213551, 16.50%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	19,004	17,318	17,335
10214060, 20.00%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	7,407	6,891	6,897
10214235, 12.50%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	6,015	5,596	5,602
10214441, 2.25%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	10,934	10,236	10,249
10214907, 20.00%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	15,049	13,941	13,965
10215280, 20.00%, 06/16/2027 (a)(b)(d)	Square	12/18/2025	9,235	8,592	8,603
10215559, 14.50%, 06/17/2027 (a)(b)(d)	Square	12/19/2025	959	875	874
10215615, 17.25%, 06/17/2027 (a)(b)(d)	Square	12/19/2025	2,856	2,614	2,619
10215714, 20.00%, 06/17/2027 (a)(b)(d)	Square	12/19/2025	8,140	7,620	7,628
10216265, 20.00%, 06/17/2027 (a)(b)(d)	Square	12/19/2025	16,356	15,217	15,230
10217197, 15.00%, 06/17/2027 (a)(b)(d)	Square	12/19/2025	8,697	7,926	7,910
10217551, 5.50%, 06/17/2027 (a)(b)(d)	Square	12/19/2025	3,475	3,172	3,176
10217681, 13.25%, 06/17/2027 (a)(b)(d)	Square	12/19/2025	33,679	31,528	31,572
10218729, 19.25%, 06/17/2027 (a)(b)(d)	Square	12/19/2025	24,182	22,323	22,331
10219349, 20.00%, 06/17/2027 (a)(b)(d)	Square	12/19/2025	5,723	5,357	5,363
10219479, 6.25%, 06/17/2027 (a)(b)(d)	Square	12/19/2025	2,680	2,508	2,511
10219565, 15.25%, 06/17/2027 (a)(b)(d)	Square	12/19/2025	6,412	6,003	6,011
10219851, 20.00%, 06/17/2027 (a)(b)(d)	Square	12/19/2025	4,490	4,203	4,208
10222833, 20.00%, 06/18/2027 (a)(b)(d)	Square	12/22/2025	16,248	15,210	15,225
10223593, 16.00%, 06/18/2027 (a)(b)(d)	Square	12/22/2025	3,005	2,750	2,753
10223715, 20.00%, 06/18/2027 (a)(b)(d)	Square	12/22/2025	2,711	2,511	2,513
10224017, 20.00%, 06/18/2027 (a)(b)(d)	Square	12/22/2025	10,546	9,873	9,880
10224661, 20.00%, 06/18/2027 (a)(b)(d)	Square	12/22/2025	5,358	5,015	5,017

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
10224948, 9.75%, 06/18/2027 (a)(b)(d)	Square	12/22/2025	$6,040	$5,504	$5,497
10225239, 20.00%, 06/18/2027 (a)(b)(d)	Square	12/22/2025	45,543	42,373	42,412
10226765, 20.00%, 06/18/2027 (a)(b)(d)	Square	12/22/2025	26,187	24,364	24,379
10227447, 19.25%, 06/19/2027 (a)(b)(d)	Square	12/23/2025	4,860	4,487	4,485
10227855, 18.25%, 06/19/2027 (a)(b)(d)	Square	12/23/2025	18,438	16,962	16,952
10229125, 20.00%, 06/19/2027 (a)(b)(d)	Square	12/23/2025	36,646	34,305	34,335
10230278, 15.00%, 06/19/2027 (a)(b)(d)	Square	12/23/2025	50,449	46,570	46,595
10231782, 20.00%, 06/20/2027 (a)(b)(d)	Square	12/24/2025	14,755	13,812	13,824
10232099, 15.75%, 06/20/2027 (a)(b)(d)	Square	12/24/2025	23,940	21,815	21,775
10232686, 13.25%, 06/20/2027 (a)(b)(d)	Square	12/24/2025	912	844	842
10232699, 19.25%, 06/20/2027 (a)(b)(d)	Square	12/24/2025	7,891	7,285	7,290
10232884, 20.00%, 06/21/2027 (a)(b)(d)	Square	12/24/2025	2,972	2,782	2,784
10232956, 18.25%, 06/21/2027 (a)(b)(d)	Square	12/24/2025	5,633	5,182	5,185
10233084, 20.00%, 06/21/2027 (a)(b)(d)	Square	12/24/2025	5,825	5,453	5,457
10233210, 20.00%, 06/21/2027 (a)(b)(d)	Square	12/24/2025	5,265	4,929	4,932
10233386, 20.00%, 06/21/2027 (a)(b)(d)	Square	12/24/2025	17,985	16,836	16,844
10235132, 13.25%, 06/22/2027 (a)(b)(d)	Square	12/24/2025	1,245	1,153	1,148
10235190, 20.00%, 06/22/2027 (a)(b)(d)	Square	12/24/2025	3,009	2,817	2,819
10235503, 10.25%, 06/22/2027 (a)(b)(d)	Square	12/24/2025	14,612	13,595	13,603
10236246, 20.00%, 06/22/2027 (a)(b)(d)	Square	12/24/2025	4,096	3,834	3,837
10236327, 15.00%, 06/22/2027 (a)(b)(d)	Square	12/24/2025	8,859	8,072	8,080
10236615, 14.50%, 06/22/2027 (a)(b)(d)	Square	12/24/2025	15,067	13,759	13,770
10237030, 20.00%, 06/22/2027 (a)(b)(d)	Square	12/24/2025	3,598	3,368	3,371
10237092, 13.75%, 06/22/2027 (a)(b)(d)	Square	12/24/2025	5,874	5,380	5,380
10237206, 19.50%, 06/22/2027 (a)(b)(d)	Square	12/24/2025	13,476	12,615	12,625
10237606, 20.00%, 06/22/2027 (a)(b)(d)	Square	12/24/2025	15,408	14,423	14,432
10238111, 17.25%, 06/22/2027 (a)(b)(d)	Square	12/24/2025	9,798	8,966	8,971
10239626, 14.75%, 06/23/2027 (a)(b)(d)	Square	12/26/2025	8,683	8,129	8,132
10240092, 20.00%, 06/23/2027 (a)(b)(d)	Square	12/26/2025	44,481	41,384	41,403
10242050, 20.00%, 06/23/2027 (a)(b)(d)	Square	12/26/2025	66,161	61,288	61,310
10245833, 20.00%, 06/23/2027 (a)(b)(d)	Square	12/29/2025	13,738	12,782	12,784
10246578, 20.00%, 06/24/2027 (a)(b)(d)	Square	12/29/2025	21,259	19,901	19,904
10247474, 14.25%, 06/24/2027 (a)(b)(d)	Square	12/29/2025	9,919	9,228	9,228
10248436, 19.25%, 06/24/2027 (a)(b)(d)	Square	12/29/2025	5,938	5,482	5,482
10248949, 5.50%, 06/24/2027 (a)(b)(d)	Square	12/29/2025	8,983	8,409	8,410
10249395, 20.00%, 06/24/2027 (a)(b)(d)	Square	12/29/2025	7,207	6,747	6,748
10249922, 16.50%, 06/24/2027 (a)(b)(d)	Square	12/29/2025	3,306	3,013	3,014
10250135, 15.00%, 06/25/2027 (a)(b)(d)	Square	12/30/2025	3,668	3,342	3,339
10250215, 15.75%, 06/25/2027 (a)(b)(d)	Square	12/30/2025	13,084	11,923	11,924
10250324, 20.00%, 06/25/2027 (a)(b)(d)	Square	12/30/2025	65,959	61,745	61,743
10252282, 17.25%, 06/26/2027 (a)(b)(d)	Square	12/30/2025	3,920	3,587	3,587
10252372, 20.00%, 06/26/2027 (a)(b)(d)	Square	12/30/2025	8,096	7,579	7,579
10252637, 13.75%, 06/26/2027 (a)(b)(d)	Square	12/30/2025	4,480	4,103	4,098
10252801, 20.00%, 06/26/2027 (a)(b)(d)	Square	12/30/2025	5,187	4,856	4,856
10252938, 20.00%, 06/26/2027 (a)(b)(d)	Square	12/30/2025	100,448	94,031	94,031
10255694, 20.00%, 06/27/2027 (a)(b)(d)	Square	10/31/2025	15,890	14,875	14,875
10256077, 15.75%, 06/27/2027 (a)(b)(d)	Square	10/31/2025	2,274	2,072	2,072
10256118, 13.75%, 06/27/2027 (a)(b)(d)	Square	10/31/2025	9,164	8,394	8,394
10256307, 17.25%, 06/27/2027 (a)(b)(d)	Square	10/31/2025	2,647	2,422	2,422
10256374, 20.00%, 06/27/2027 (a)(b)(d)	Square	10/31/2025	4,370	4,091	4,091
10256474, 18.25%, 06/28/2027 (a)(b)(d)	Square	10/31/2025	21,368	19,656	19,656
10256994, 20.00%, 06/28/2027 (a)(b)(d)	Square	10/31/2025	8,717	8,075	8,075
10257751, 20.00%, 06/29/2027 (a)(b)(d)	Square	10/31/2025	32,461	30,387	30,387
10259162, 13.25%, 06/29/2027 (a)(b)(d)	Square	10/31/2025	3,305	3,060	3,060
10259227, 20.00%, 06/29/2027 (a)(b)(d)	Square	10/31/2025	9,250	8,659	8,659
10259479, 20.00%, 06/29/2027 (a)(b)(d)	Square	10/31/2025	16,430	15,286	15,286
10259763, 13.50%, 06/29/2027 (a)(b)(d)	Square	10/31/2025	12,485	11,687	11,687

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
10260417, 20.00%, 06/29/2027 (a)(b)(d)	Square	10/31/2025	$3,030	$2,837	$2,837
10260543, 0.75%, 06/29/2027 (a)(b)(d)	Square	10/31/2025	287	266	266
10260549, 11.50%, 06/29/2027 (a)(b)(d)	Square	10/31/2025	13,526	12,325	12,325
10260846, 8.75%, 06/29/2027 (a)(b)(d)	Square	10/31/2025	11,420	10,625	10,625
9732078, 13.75%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	22,348	20,871	21,086
9733045, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	22,437	20,826	20,473
9733562, 19.25%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	7,787	7,172	7,268
9733666, 18.00%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	1,947	1,818	1,815
9733698, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	1,618	1,512	1,431
9733725, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	10,851	10,134	10,307
9733898, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	1,678	1,558	1,604
9733955, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	4,534	4,235	4,269
9734024, 14.50%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	5,429	4,946	5,084
9734100, 16.50%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	1,758	1,598	1,687
9734117, 18.25%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	1,446	1,327	1,359
9734131, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	3,532	3,298	3,381
9734284, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	1,908	1,771	1,839
9734326, 13.75%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	921	842	804
9734349, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	2,803	2,618	2,722
9734434, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	3,288	3,071	3,156
9734481, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	50,785	47,429	44,876
9735132, 4.00%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	944	872	907
9735155, 14.00%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	29,465	27,518	27,504
9735502, 17.50%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	7,869	7,273	7,280
9735664, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	13,855	12,804	13,490
9735963, 16.50%, 02/28/2027 (a)(b)(c)(d)	Square	09/02/2025	15,882	14,438	3,736
9736174, 18.25%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	2,869	2,633	2,748
9736339, 19.25%, 02/28/2027 (a)(b)(d)	Square	09/02/2025	16,388	15,092	15,370
9736866, 13.75%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	942	860	899
9736918, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	1,672	1,561	1,589
9737379, 19.25%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	4,538	4,179	4,080
9737472, 15.75%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	4,120	3,745	3,955
9737568, 18.25%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	4,854	4,454	4,567
9737686, 17.25%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	14,999	13,695	13,996
9738182, 14.50%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	1,251	1,140	746
9738241, 15.50%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	3,879	3,526	3,788
9738423, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	5,815	5,397	4,818
9738648, 15.00%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	1,700	1,546	1,629
9738674, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	12,942	12,087	12,457
9738948, 14.50%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	633	577	594
9738965, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	3,246	3,000	3,035
9739049, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	4,865	4,543	4,680
9739141, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	8,433	7,876	8,136
9739396, 14.25%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	8,154	7,536	7,776
9739573, 15.75%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	1,562	1,420	1,364
9739628, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	1,670	1,560	1,567
9739708, 9.75%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	38,261	35,733	37,249
9740663, 1.75%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	680	635	591
9740673, 8.00%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	549	506	517
9740682, 14.50%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	17,293	15,755	16,213
9741197, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	10,914	10,193	10,278
9741382, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	7,831	7,268	7,366
9741691, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/03/2025	11,052	10,321	10,516
9741798, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	9,145	8,488	8,753
9741888, 13.50%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	3,134	2,897	2,990
9741921, 19.75%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	10,112	9,444	9,697
9742043, 14.50%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	1,146	1,044	305

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9742076, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	$13,132	$12,264	$12,492
9742184, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	9,319	8,703	8,885
9742262, 13.75%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	509	466	476
9742287, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	9,215	8,606	7,886
9742332, 7.50%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	1,486	1,387	1,410
9742392, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	7,370	6,882	7,046
9742591, 15.75%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	3,857	3,506	3,387
9742639, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	30,668	28,641	28,950
9742935, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	3,143	2,935	3,007
9742959, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	5,363	5,009	5,095
9743011, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	12,065	11,152	9,481
9743169, 15.75%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	5,549	5,045	4,975
9743244, 15.75%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	1,861	1,692	1,745
9743266, 16.50%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	1,531	1,392	407
9743286, 18.25%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	2,351	2,158	2,247
9743318, 16.25%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	2,659	2,483	2,546
9743359, 6.25%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	2,250	2,101	2,145
9743415, 20.00%, 02/28/2027 (a)(b)(d)	Square	09/04/2025	6,157	5,715	5,975
9743494, 20.00%, 03/01/2027 (a)(b)(d)	Square	09/04/2025	4,229	3,909	3,912
9743537, 15.00%, 03/01/2027 (a)(b)(d)	Square	09/04/2025	16,312	14,829	15,633
9743805, 15.75%, 03/01/2027 (a)(b)(d)	Square	09/04/2025	3,756	3,508	3,586
9743828, 20.00%, 03/01/2027 (a)(b)(d)	Square	09/04/2025	22,369	20,672	21,462
9744019, 20.00%, 03/01/2027 (a)(b)(d)	Square	09/04/2025	25,824	23,970	11,734
9744370, 20.00%, 03/01/2027 (a)(b)(d)	Square	09/04/2025	4,058	3,790	3,826
9744420, 20.00%, 03/01/2027 (a)(b)(d)	Square	09/04/2025	28,379	26,226	26,880
9745655, 13.00%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	3,678	3,397	3,536
9745716, 17.25%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	3,197	2,919	3,101
9745958, 8.25%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	4,790	4,374	4,318
9746085, 20.00%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	5,803	5,386	5,584
9746371, 19.25%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	8,510	7,838	8,171
9746705, 14.50%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	520	474	468
9746741, 14.50%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	2,180	1,986	2,104
9746795, 16.50%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	11,691	10,628	11,135
9747089, 3.25%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	14,914	13,929	14,256
9747352, 16.25%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	2,209	2,034	2,137
9747402, 20.00%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	17,607	16,444	17,031
9747847, 20.00%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	5,226	4,880	5,001
9747930, 15.25%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	7,556	7,057	7,064
9748010, 16.50%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	26,777	24,342	25,855
9748670, 14.50%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	2,456	2,294	2,176
9748684, 13.50%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	9,322	8,511	8,567
9748826, 20.00%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	6,935	6,477	3,876
9748873, 20.00%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	5,591	5,221	5,321
9748951, 12.50%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	1,764	1,624	1,676
9749046, 15.75%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	3,919	3,562	3,717
9749117, 20.00%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	1,700	1,588	1,666
9749147, 20.00%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	50,272	46,950	47,765
9749987, 14.00%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	1,092	997	1,014
9750008, 20.00%, 03/02/2027 (a)(b)(d)	Square	09/04/2025	4,274	3,992	4,067
9750062, 17.25%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	1,394	1,272	1,313
9750218, 13.25%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	3,522	3,289	3,372
9750294, 13.25%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	128	118	123
9750304, 15.00%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	24,482	22,625	18,859
9750740, 19.25%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	5,193	4,782	4,997
9750904, 18.25%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	6,380	5,855	5,991
9751160, 15.25%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	13,084	12,008	12,532
9751490, 19.25%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	1,525	1,404	1,369

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9751500, 13.75%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	$969	$885	$806
9751506, 20.00%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	2,245	2,074	2,104
9751537, 20.00%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	3,879	3,623	3,743
9751602, 4.75%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	37,231	34,770	35,620
9752420, 20.00%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	2,385	2,227	2,311
9752463, 20.00%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	5,388	5,032	5,130
9752564, 17.25%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	1,908	1,742	1,835
9752595, 14.75%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	6,368	5,910	6,034
9752713, 19.00%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	5,074	4,690	4,837
9752773, 17.25%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	3,322	3,033	3,226
9752820, 20.00%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	6,602	6,166	6,311
9752922, 20.00%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	1,422	1,328	1,356
9752954, 19.25%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	17,613	16,221	16,553
9753220, 20.00%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	669	618	654
9753238, 20.00%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	53,353	49,827	46,296
9753757, 20.00%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	11,763	10,985	11,295
9753899, 20.00%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	38,379	35,468	36,196
9754374, 15.75%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	2,806	2,551	2,661
9754414, 19.25%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	8,617	7,935	7,693
9754477, 11.25%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	5,592	5,132	5,435
9754586, 17.25%, 03/03/2027 (a)(b)(d)	Square	09/05/2025	17,623	16,090	15,917
9757382, 16.75%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	7,167	6,694	6,801
9757535, 10.50%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	2,383	2,226	2,308
9757563, 20.00%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	9,953	9,295	9,315
9757716, 13.50%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	2,410	2,250	2,283
9757752, 20.00%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	24,706	23,073	23,626
9758431, 13.25%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	347	320	329
9758465, 20.00%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	8,460	7,819	8,285
9759283, 18.25%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	13,516	12,404	13,126
9759592, 15.75%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	1,128	1,028	735
9759600, 16.25%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	12,452	11,629	11,797
9759788, 15.00%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	10,863	9,875	10,469
9760159, 20.00%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	1,388	1,297	1,331
9760176, 12.50%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	3,514	3,194	3,404
9760228, 20.00%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	5,160	4,819	4,888
9760334, 20.00%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	4,139	3,866	3,949
9760393, 13.75%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	4,662	4,260	2,544
9760467, 20.00%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	40,310	37,647	39,089
9761190, 7.25%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	20,835	19,458	19,570
9761445, 20.00%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	10,035	9,372	9,580
9761550, 20.00%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	17,276	16,134	15,015
9761757, 20.00%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	5,634	5,262	5,389
9761842, 20.00%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	1,639	1,531	1,556
9761857, 17.25%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	13,599	12,416	12,859
9762080, 19.25%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	3,970	3,656	3,788
9762162, 18.00%, 03/04/2027 (a)(b)(d)	Square	09/08/2025	4,936	4,609	4,351
9762304, 8.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	2,650	2,474	2,526
9762418, 20.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	14,237	13,296	13,617
9762704, 15.75%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	5,591	5,082	5,202
9763015, 14.50%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	1,441	1,313	1,299
9763116, 20.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	6,600	6,163	6,225
9763375, 20.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	11,738	10,963	11,150
9763593, 15.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	1,268	1,153	1,174
9763616, 15.75%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	2,220	2,018	2,087
9763651, 15.75%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	2,201	2,055	2,107
9763706, 20.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	9,111	8,457	7,543
9763843, 15.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	14,663	13,330	12,802

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9764023, 4.50%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	$198	$180	$194
9764051, 7.25%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	13,781	12,871	13,358
9764330, 12.25%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	23,569	21,781	22,613
9764703, 20.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	17,420	16,102	16,458
9764949, 17.25%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	11,253	10,274	7,952
9765031, 18.25%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	1,417	1,323	1,366
9765037, 20.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	4,264	3,982	4,114
9765106, 17.75%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	3,260	3,044	3,119
9765142, 6.25%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	3,927	3,585	3,709
9765286, 12.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	11,916	11,060	11,275
9765528, 20.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	9,403	8,782	9,013
9765677, 9.25%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	30,909	28,866	26,666
9765976, 18.25%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	474	435	464
9765985, 20.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	6,655	6,215	6,338
9766053, 20.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	6,185	5,777	5,486
9766093, 11.50%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	1,197	1,093	1,171
9766130, 15.75%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	6,480	5,891	4,167
9766196, 20.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	3,286	3,068	3,174
9766229, 9.75%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	32,789	30,622	31,234
9766718, 20.00%, 03/05/2027 (a)(b)(d)	Square	09/09/2025	6,479	6,051	6,212
9766818, 20.00%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	3,995	3,731	3,510
9766848, 17.25%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	2,070	1,890	2,005
9766865, 12.75%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	2,937	2,742	2,789
9766886, 20.00%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	3,110	2,888	2,952
9766908, 17.25%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	1,680	1,534	1,588
9766919, 14.50%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	898	818	848
9766930, 17.25%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	17,821	16,270	15,996
9767084, 20.00%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	2,232	2,085	2,154
9767108, 14.50%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	2,102	1,951	2,010
9767124, 20.00%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	5,204	4,860	4,984
9767165, 20.00%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	8,712	8,087	8,195
9767239, 18.25%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	10,098	9,268	9,668
9767342, 19.25%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	3,066	2,823	2,951
9767481, 13.75%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	758	693	736
9767496, 6.50%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	7,398	6,909	6,973
9767565, 20.00%, 03/06/2027 (a)(b)(d)	Square	09/10/2025	9,286	8,672	8,763
9767651, 10.00%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	6,840	6,388	6,539
9767702, 13.25%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	13,601	12,564	3,015
9767846, 20.00%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	2,636	2,462	2,536
9767868, 13.25%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	1,496	1,382	1,445
9767911, 7.25%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	1,590	1,485	1,528
9767921, 20.00%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	6,708	6,227	6,487
9767994, 20.00%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	2,969	2,744	2,847
9768013, 20.00%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	5,088	4,752	4,821
9768052, 16.25%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	9,518	8,889	9,162
9768132, 20.00%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	7,039	6,533	6,817
9768203, 17.25%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	1,210	1,104	1,117
9768212, 17.25%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	3,991	3,644	3,798
9768259, 20.00%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	1,779	1,661	1,727
9768275, 7.75%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	2,764	2,582	2,651
9768294, 11.50%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	5,777	5,252	5,540
9768351, 12.50%, 03/07/2027 (a)(b)(d)	Square	09/10/2025	6,875	6,420	6,571
9769417, 18.25%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	26,063	23,920	24,593
9770058, 15.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	414	376	404
9770102, 20.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	20,095	18,652	19,290
9770683, 13.25%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	552	510	506
9770697, 4.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	341	318	317

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9770728, 20.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	$15,622	$14,590	$14,538
9770877, 14.50%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	735	670	713
9770899, 14.50%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	1,452	1,323	1,369
9770931, 4.50%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	4,771	4,378	4,172
9771020, 5.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	3,606	3,367	3,462
9771059, 18.25%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	869	797	839
9771096, 18.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	2,957	2,762	2,836
9771143, 20.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	2,815	2,629	2,653
9771179, 20.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	5,676	5,245	4,553
9771250, 20.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	27,323	25,517	25,694
9771492, 16.50%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	52,456	47,688	17,945
9772034, 14.50%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	348	317	329
9772058, 20.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	6,410	5,986	6,076
9772125, 18.75%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	5,641	5,269	5,341
9772169, 20.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	12,275	11,393	11,862
9772280, 15.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	6,951	6,319	5,549
9772316, 9.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	7,116	6,646	6,844
9772419, 17.25%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	8,989	8,207	8,370
9772516, 14.75%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	356	324	347
9772517, 5.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	3,245	2,950	3,074
9772583, 20.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	3,092	2,870	2,977
9772655, 3.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	7,473	6,936	7,085
9772758, 10.75%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	964	876	923
9772793, 17.25%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	4,993	4,559	4,759
9772883, 17.25%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	8,706	8,045	8,313
9772948, 17.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	7,980	7,407	7,559
9773115, 18.25%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	3,484	3,198	3,292
9773181, 17.25%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	5,493	5,015	5,315
9773294, 15.00%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	4,351	3,955	4,091
9773373, 13.25%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	2,808	2,594	2,637
9773415, 11.50%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	3,809	3,495	3,346
9773466, 7.75%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	1,671	1,543	1,569
9773482, 15.75%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	1,796	1,633	1,700
9773534, 4.50%, 03/08/2027 (a)(b)(d)	Square	09/10/2025	41,740	38,982	39,554
9774045, 13.75%, 03/08/2027 (a)(b)(d)	Square	09/11/2025	1,955	1,786	1,862
9774181, 20.00%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	15,174	14,171	14,500
9774660, 19.25%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	2,479	2,283	2,202
9774743, 20.00%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	4,845	4,525	4,284
9774885, 20.00%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	1,921	1,775	932
9774940, 18.25%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	2,519	2,312	2,293
9775035, 20.00%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	8,540	7,975	8,300
9775333, 19.25%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	1,795	1,653	1,709
9775523, 14.50%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	2,336	2,123	1,905
9775553, 20.00%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	2,338	2,184	2,273
9775594, 13.25%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	1,132	1,046	261
9775601, 13.75%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	29,218	27,287	27,682
9775971, 19.25%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	21,211	19,534	18,997
9776212, 20.00%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	22,013	20,432	20,824
9776447, 19.25%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	2,724	2,509	2,511
9776471, 16.50%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	3,120	2,836	2,897
9776507, 15.75%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	3,985	3,622	3,328
9776554, 15.75%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	1,119	1,018	899
9776568, 20.00%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	4,665	4,356	4,422
9776651, 3.25%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	1,244	1,136	941
9776673, 8.00%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	2,943	2,749	2,765
9776718, 17.25%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	3,320	3,031	3,133
9776739, 20.00%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	3,808	3,557	3,621

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9776790, 16.50%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	$1,914	$1,740	$1,626
9776804, 20.00%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	2,304	2,138	2,168
9776828, 18.25%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	23,176	21,270	18,031
9777172, 17.25%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	4,237	3,932	4,121
9777241, 18.25%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	3,949	3,624	3,466
9777281, 20.00%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	34,431	32,156	32,141
9777577, 20.00%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	41,140	38,186	37,253
9777926, 13.25%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	303	280	292
9778237, 16.50%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	13,644	12,403	4,846
9778335, 19.25%, 03/09/2027 (a)(b)(d)	Square	09/11/2025	39,009	35,925	36,533
9778520, 18.25%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	2,938	2,697	2,777
9778690, 20.00%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	2,728	2,532	2,625
9778727, 4.25%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	2,049	1,902	1,906
9778747, 15.50%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	6,318	5,839	6,064
9779180, 19.25%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	6,471	5,959	6,088
9779473, 20.00%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	8,989	8,394	8,595
9779726, 20.00%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	3,632	3,371	3,577
9779985, 20.00%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	33,788	31,362	32,012
9780431, 13.00%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	7,083	6,615	6,739
9780524, 17.25%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	3,838	3,585	3,752
9780602, 19.25%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	50,404	46,419	47,858
9781179, 16.50%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	1,913	1,740	1,801
9781197, 16.50%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	8,536	7,972	7,934
9781282, 17.25%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	5,767	5,266	5,210
9781662, 17.50%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	8,004	7,429	7,515
9781751, 20.00%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	39,707	36,855	32,969
9782187, 14.50%, 03/10/2027 (a)(b)(d)	Square	09/12/2025	24,062	21,921	23,101
9785184, 19.00%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	14,324	13,295	13,745
9785687, 15.75%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	1,240	1,127	1,214
9785788, 14.50%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	2,526	2,302	1,538
9785844, 17.25%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	18,544	16,931	17,494
9786563, 20.00%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	2,794	2,609	2,690
9786625, 19.25%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	10,411	9,588	9,881
9787658, 20.00%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	6,732	6,287	6,414
9787800, 15.75%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	531	483	520
9787828, 20.00%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	11,020	10,292	9,768
9787942, 13.75%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	890	813	864
9787951, 20.00%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	34,392	32,119	32,864
9788471, 13.75%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	4,058	3,708	3,942
9788577, 2.25%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	4,479	4,183	4,297
9788619, 19.25%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	8,813	8,116	8,261
9788720, 20.00%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	1,552	1,435	1,499
9788773, 15.50%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	26,867	25,092	25,711
9789230, 20.00%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	3,696	3,452	3,555
9789275, 16.50%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	838	763	781
9789304, 17.25%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	5,288	4,828	4,922
9789388, 14.50%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	3,406	3,103	1,899
9789437, 20.00%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	8,761	8,132	8,350
9789605, 15.00%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	3,244	2,949	3,011
9789649, 20.00%, 03/11/2027 (a)(b)(d)	Square	09/15/2025	29,284	27,349	28,541
9789717, 11.75%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	5,226	4,881	4,956
9789841, 20.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	2,913	2,721	2,718
9789881, 18.25%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	3,447	3,164	3,197
9789950, 15.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	4,028	3,709	2,951
9790021, 6.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	1,453	1,326	1,395
9790066, 20.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	32,536	30,386	30,838
9790982, 20.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	25,155	23,348	24,162

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9791422, 20.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	$2,844	$2,640	$2,714
9791494, 18.25%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	5,611	5,150	5,094
9791563, 16.50%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	3,230	2,936	2,145
9791591, 20.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	9,876	9,223	9,408
9791693, 20.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	2,903	2,712	2,808
9791772, 15.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	1,786	1,624	1,655
9791901, 20.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	21,714	20,279	20,535
9792090, 14.50%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	2,234	2,031	1,963
9792161, 17.25%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	5,465	4,989	3,795
9792219, 20.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	13,556	12,660	12,978
9792399, 15.75%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	2,977	2,706	2,888
9792729, 17.25%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	806	736	776
9793157, 2.75%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	2,062	1,925	2,012
9793216, 13.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	10,080	9,414	9,560
9793397, 9.25%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	8,063	7,530	7,652
9793467, 13.75%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	6,110	5,583	5,623
9793512, 16.50%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	1,398	1,271	1,243
9793529, 19.75%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	3,417	3,157	3,282
9793565, 8.50%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	28,609	26,719	27,078
9793959, 20.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	4,606	4,301	4,413
9794017, 13.25%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	2,203	2,035	2,020
9794060, 19.50%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	3,606	3,368	3,475
9794104, 13.25%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	1,017	940	919
9794116, 10.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	5,480	5,004	2,373
9794169, 20.00%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	4,052	3,745	3,939
9794226, 16.50%, 03/12/2027 (a)(b)(d)	Square	09/16/2025	17,290	15,718	14,671
9794352, 20.00%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	7,790	7,274	7,375
9794417, 14.00%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	8,283	7,735	7,891
9794485, 19.25%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	3,906	3,597	3,596
9794525, 18.25%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	3,681	3,378	3,342
9794557, 14.50%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	1,050	956	646
9794568, 19.25%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	3,719	3,425	3,589
9794618, 18.25%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	2,392	2,195	2,253
9794657, 11.75%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	1,582	1,457	1,486
9794668, 17.25%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	3,404	3,108	2,404
9794687, 15.75%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	3,615	3,286	3,463
9794731, 17.25%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	12,352	11,277	11,492
9794837, 20.00%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	4,185	3,908	3,929
9794873, 20.00%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	10,036	9,373	9,488
9794980, 20.00%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	4,420	4,103	4,177
9795026, 20.00%, 03/13/2027 (a)(b)(d)	Square	09/17/2025	12,621	11,787	11,993
9795157, 12.00%, 03/14/2027 (a)(b)(d)	Square	09/17/2025	25,264	23,595	24,066
9795367, 19.25%, 03/14/2027 (a)(b)(d)	Square	09/17/2025	3,817	3,516	3,586
9795422, 20.00%, 03/14/2027 (a)(b)(d)	Square	09/17/2025	5,156	4,815	4,871
9795461, 14.75%, 03/14/2027 (a)(b)(d)	Square	09/17/2025	1,671	1,561	1,580
9795470, 20.00%, 03/14/2027 (a)(b)(d)	Square	09/17/2025	7,754	7,198	7,190
9795526, 19.25%, 03/14/2027 (a)(b)(d)	Square	09/17/2025	6,341	5,840	6,097
9795588, 17.25%, 03/14/2027 (a)(b)(d)	Square	09/17/2025	3,407	3,148	3,136
9795717, 14.50%, 03/14/2027 (a)(b)(d)	Square	09/17/2025	6,119	5,575	5,864
9795788, 18.25%, 03/14/2027 (a)(b)(d)	Square	09/17/2025	1,628	1,494	1,418
9795798, 13.25%, 03/14/2027 (a)(b)(d)	Square	09/17/2025	2,879	2,659	1,673
9795820, 15.00%, 03/14/2027 (a)(b)(d)	Square	09/17/2025	875	796	840
9795836, 20.00%, 03/14/2027 (a)(b)(d)	Square	09/17/2025	4,930	4,556	4,658
9796642, 13.25%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	5,707	5,272	5,365
9796791, 20.00%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	5,941	5,548	5,718
9796977, 20.00%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	8,456	7,897	7,957
9797155, 18.25%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	36,308	33,322	27,580

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9797982, 19.00%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	$26,505	$24,409	$25,391
9798583, 20.00%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	46,206	43,153	40,780
9799371, 14.75%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	2,431	2,210	2,128
9799398, 15.75%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	9,534	8,667	6,363
9799506, 15.75%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	19,299	17,544	16,873
9799768, 17.50%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	6,738	6,292	6,343
9799838, 19.25%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	5,992	5,519	5,857
9799997, 13.75%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	1,279	1,169	1,240
9800041, 20.00%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	6,928	6,470	6,682
9800160, 13.75%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	4,117	3,845	3,898
9800231, 20.00%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	3,126	2,920	2,969
9800282, 15.00%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	4,632	4,211	4,339
9800374, 13.25%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	6,541	6,043	4,987
9800422, 12.75%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	4,235	3,955	4,045
9800469, 18.25%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	24,551	22,532	22,809
9800682, 20.00%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	35,485	32,937	32,824
9800906, 15.75%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	10,441	9,691	7,417
9801010, 14.50%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	3,022	2,753	2,090
9801072, 19.25%, 03/15/2027 (a)(b)(d)	Square	09/17/2025	6,358	5,855	6,043
9801313, 20.00%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	6,630	6,192	6,136
9801483, 14.50%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	563	513	539
9801601, 16.50%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	2,219	2,017	2,110
9801650, 20.00%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	1,534	1,432	1,422
9801699, 20.00%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	4,502	4,179	3,545
9801786, 20.00%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	5,591	5,221	5,312
9801956, 20.00%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	1,267	1,183	1,224
9802076, 17.25%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	1,844	1,684	1,800
9802356, 1.75%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	5,365	5,010	5,159
9802500, 20.00%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	16,078	15,023	15,199
9802728, 19.25%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	17,550	16,162	16,652
9803044, 17.25%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	19,866	18,138	12,197
9803339, 4.25%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	1,815	1,650	1,476
9803370, 20.00%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	15,913	14,771	15,400
9803762, 6.75%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	1,057	966	971
9803779, 10.25%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	931	870	902
9803788, 14.25%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	9,316	8,700	8,952
9803914, 10.25%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	9,269	8,657	8,980
9804144, 18.25%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	1,165	1,070	1,080
9804152, 20.00%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	39,226	36,634	37,246
9804705, 20.00%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	3,669	3,427	3,579
9804778, 20.00%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	42,324	39,285	35,044
9805351, 18.25%, 03/16/2027 (a)(b)(d)	Square	09/18/2025	1,662	1,525	1,587
9805419, 15.50%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	3,523	3,290	3,347
9805497, 15.75%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	2,413	2,194	2,003
9805614, 6.75%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	5,970	5,575	5,618
9805742, 20.00%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	26,341	24,600	25,251
9806169, 20.00%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	80,734	74,937	66,328
9807299, 20.00%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	64,136	59,898	61,029
9807986, 6.00%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	48,999	45,761	46,540
9808514, 8.75%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	2,070	1,933	1,961
9808548, 20.00%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	5,859	5,472	5,495
9808618, 13.75%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	796	727	760
9808642, 18.25%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	3,214	2,950	3,018
9808703, 18.25%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	30,250	27,762	28,527
9809260, 17.25%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	1,766	1,613	1,723
9809355, 20.00%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	3,541	3,307	3,381
9809412, 17.25%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	1,584	1,446	1,534

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9809444, 15.00%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	$1,275	$1,159	$1,045
9809483, 6.25%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	2,178	2,013	2,076
9809515, 20.00%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	2,237	2,089	2,102
9809543, 20.00%, 03/17/2027 (a)(b)(d)	Square	09/19/2025	4,458	4,163	3,921
9812276, 13.25%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	2,651	2,476	2,529
9812358, 15.00%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	2,595	2,359	2,432
9812635, 7.25%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	9,010	8,191	8,506
9812869, 19.25%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	1,759	1,620	1,623
9812938, 15.00%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	3,700	3,364	3,520
9813091, 12.25%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	28,932	26,415	26,973
9813243, 13.75%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	2,443	2,232	1,409
9813250, 19.00%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	35,269	32,938	33,518
9813980, 5.75%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	490	452	482
9814033, 16.50%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	3,186	2,896	2,725
9814141, 19.25%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	10,889	10,028	10,358
9814418, 20.00%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	5,249	4,903	5,003
9814507, 18.75%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	18,945	17,585	17,782
9815178, 10.25%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	3,720	3,396	3,511
9815280, 18.25%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	2,344	2,151	2,276
9815299, 8.25%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	8,146	7,561	7,551
9815396, 20.00%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	7,865	7,300	6,467
9815450, 14.50%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	1,185	1,080	1,142
9815483, 19.75%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	40,677	37,757	37,731
9815988, 20.00%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	3,160	2,933	2,533
9816026, 15.75%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	763	693	720
9816037, 16.50%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	4,633	4,212	3,230
9816074, 7.75%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	25,197	23,532	24,101
9816469, 20.00%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	11,514	10,753	11,208
9816800, 4.25%, 03/18/2027 (a)(b)(d)	Square	09/22/2025	20,168	18,639	18,806
9817132, 13.75%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	2,294	2,096	2,197
9817217, 20.00%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	6,546	6,113	6,098
9817352, 20.00%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	13,649	12,669	7,929
9817623, 13.25%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	18,220	16,830	4,561
9817787, 20.00%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	16,419	15,334	15,642
9817910, 20.00%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	44,071	41,159	42,260
9818581, 20.00%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	3,623	3,348	3,475
9818708, 14.50%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	3,058	2,786	2,766
9818785, 20.00%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	16,032	14,973	15,287
9819067, 16.50%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	58,647	53,316	55,235
9820162, 14.00%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	740	676	715
9820171, 12.25%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	1,491	1,355	1,347
9820180, 20.00%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	4,392	4,102	4,148
9820290, 17.25%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	10,499	9,586	10,281
9820718, 13.25%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	10,133	9,360	5,913
9820820, 6.50%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	8,313	7,717	7,767
9820913, 20.00%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	3,962	3,678	3,681
9820967, 17.25%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	1,363	1,245	1,270
9820991, 20.00%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	13,956	13,034	13,181
9821153, 19.25%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	1,158	1,066	1,099
9821188, 19.25%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	2,315	2,132	2,198
9821205, 19.75%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	10,090	9,423	9,624
9821355, 15.75%, 03/19/2027 (a)(b)(d)	Square	09/23/2025	1,409	1,281	1,351
9821394, 12.75%, 03/20/2027 (a)(b)(d)	Square	09/24/2025	6,038	5,541	5,696
9821457, 15.75%, 03/20/2027 (a)(b)(d)	Square	09/24/2025	1,585	1,441	1,554
9821520, 15.00%, 03/20/2027 (a)(b)(d)	Square	09/24/2025	2,590	2,361	2,277
9821535, 9.50%, 03/20/2027 (a)(b)(d)	Square	09/24/2025	24,678	23,048	23,452
9821735, 13.25%, 03/20/2027 (a)(b)(d)	Square	09/24/2025	1,466	1,354	875

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9821745, 20.00%, 03/20/2027 (a)(b)(d)	Square	09/24/2025	$14,227	$13,287	$13,437
9821863, 20.00%, 03/20/2027 (a)(b)(d)	Square	09/24/2025	40,130	37,478	38,641
9822149, 16.50%, 03/20/2027 (a)(b)(d)	Square	09/24/2025	3,893	3,539	3,800
9822222, 13.25%, 03/21/2027 (a)(b)(d)	Square	09/24/2025	1,351	1,248	1,050
9822238, 12.25%, 03/21/2027 (a)(b)(d)	Square	09/24/2025	11,428	10,434	10,967
9822339, 20.00%, 03/21/2027 (a)(b)(d)	Square	09/24/2025	4,190	3,913	3,958
9822355, 16.25%, 03/21/2027 (a)(b)(d)	Square	09/24/2025	11,616	10,605	9,956
9822396, 20.00%, 03/21/2027 (a)(b)(d)	Square	09/24/2025	8,267	7,721	7,336
9822432, 20.00%, 03/21/2027 (a)(b)(d)	Square	09/24/2025	1,653	1,544	1,571
9822440, 17.25%, 03/21/2027 (a)(b)(d)	Square	09/24/2025	46,605	42,551	22,546
9822718, 20.00%, 03/21/2027 (a)(b)(d)	Square	09/24/2025	1,194	1,108	1,142
9822728, 18.25%, 03/21/2027 (a)(b)(d)	Square	09/24/2025	6,351	5,841	6,001
9822787, 18.25%, 03/21/2027 (a)(b)(d)	Square	09/24/2025	5,089	4,671	4,814
9822835, 16.50%, 03/21/2027 (a)(b)(d)	Square	09/24/2025	7,385	6,714	7,023
9822897, 10.25%, 03/21/2027 (a)(b)(d)	Square	09/24/2025	1,082	983	1,025
9822903, 20.00%, 03/21/2027 (a)(b)(d)	Square	09/24/2025	2,697	2,520	2,530
9822928, 20.00%, 03/21/2027 (a)(b)(d)	Square	09/24/2025	17,401	16,251	16,753
9823902, 16.50%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	3,697	3,361	3,288
9823936, 20.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	8,907	8,267	8,476
9824170, 14.50%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	9,638	8,780	6,117
9824396, 15.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	2,569	2,336	2,113
9824447, 13.75%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	1,167	1,067	905
9824486, 20.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	3,304	3,053	2,250
9824594, 13.25%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	503	465	479
9824691, 20.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	17,147	16,014	16,315
9825128, 16.50%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	2,884	2,622	2,572
9825165, 20.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	3,970	3,708	3,676
9825214, 3.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	1,247	1,140	1,077
9825243, 17.25%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	3,358	3,065	2,546
9825303, 20.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	26,453	24,553	25,301
9825683, 16.75%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	22,598	21,104	21,659
9825993, 13.50%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	2,911	2,658	2,477
9826020, 20.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	1,651	1,542	1,589
9826039, 15.75%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	2,166	1,969	1,425
9826044, 20.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	10,371	9,584	10,066
9826203, 20.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	19,461	17,985	17,515
9826486, 2.50%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	728	665	686
9826494, 20.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	3,645	3,404	3,468
9826516, 15.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	14,186	13,249	13,513
9826713, 18.25%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	843	774	809
9826727, 20.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	19,026	17,769	16,482
9826914, 17.25%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	4,737	4,325	4,355
9826973, 20.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	7,142	6,670	6,823
9827059, 15.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	31,881	29,775	30,434
9827361, 15.75%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	37,579	34,881	34,025
9827798, 8.50%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	17,550	16,390	15,220
9827917, 13.25%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	2,851	2,634	2,686
9827978, 17.25%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	3,630	3,315	3,282
9828008, 17.50%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	9,029	8,380	8,752
9828104, 4.50%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	756	706	731
9828114, 20.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	14,664	13,695	14,196
9828353, 13.25%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	454	420	442
9828387, 13.25%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	499	461	486
9828412, 14.50%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	18,718	17,238	16,834
9828585, 16.50%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	1,165	1,059	1,084
9828589, 20.00%, 03/22/2027 (a)(b)(d)	Square	09/24/2025	10,505	9,811	9,917
9828769, 19.25%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	1,307	1,203	1,269

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9828873, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	$4,445	$4,151	$4,244
9828966, 14.50%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	989	901	896
9828988, 15.75%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	2,630	2,391	2,396
9829258, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	5,636	5,231	5,449
9829432, 10.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	1,976	1,845	1,892
9829461, 13.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	14,446	13,491	13,780
9829951, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	2,063	1,906	1,986
9830003, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	5,439	5,080	5,180
9830095, 13.75%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	2,458	2,246	2,341
9830167, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	5,590	5,221	5,233
9830280, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	2,874	2,668	2,716
9830324, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	2,345	2,190	2,218
9830383, 14.50%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	5,805	5,300	5,474
9830528, 10.50%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	537	490	522
9830550, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	11,419	10,664	10,905
9830706, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	9,941	9,227	9,038
9830825, 17.25%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	3,629	3,313	3,370
9830946, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	13,248	12,372	12,643
9831107, 15.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	1,218	1,107	379
9831116, 16.50%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	1,878	1,708	1,591
9831159, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	19,502	18,023	17,893
9831395, 19.75%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	1,444	1,349	1,394
9831442, 19.25%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	7,626	7,023	7,013
9831558, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	50,361	46,744	48,183
9831969, 14.50%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	3,858	3,514	3,566
9832046, 15.75%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	29,047	26,407	16,329
9832283, 14.50%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	5,677	5,246	5,391
9832329, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	1,523	1,414	1,428
9832344, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	55,528	51,859	52,514
9832873, 19.75%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	3,259	3,044	3,135
9832958, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	21,136	19,740	20,125
9833239, 20.00%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	2,081	1,923	1,624
9833256, 19.25%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	3,678	3,387	3,487
9833283, 18.25%, 03/23/2027 (a)(b)(d)	Square	09/25/2025	15,965	14,652	8,675
9833405, 19.25%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	19,855	18,285	15,860
9833946, 20.00%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	28,715	26,817	27,388
9835042, 14.25%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	11,666	10,605	11,091
9835360, 5.50%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	2,265	2,078	2,136
9835430, 9.75%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	10,768	10,056	10,009
9835575, 20.00%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	14,953	13,964	14,183
9835912, 13.25%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	15,289	13,971	14,542
9836443, 18.25%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	5,756	5,282	5,378
9836561, 20.00%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	17,390	16,071	16,178
9836738, 20.00%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	27,105	25,314	25,870
9837096, 20.00%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	72,893	68,077	64,559
9837870, 9.50%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	2,390	2,182	2,269
9837893, 18.25%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	1,352	1,241	1,275
9837943, 16.50%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	10,315	9,378	9,568
9838039, 14.50%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	9,464	8,623	5,154
9838101, 20.00%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	15,597	14,414	15,052
9838389, 15.75%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	750	682	693
9838395, 20.00%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	5,741	5,362	5,456
9838522, 19.25%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	2,848	2,623	2,220
9838560, 15.75%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	926	842	631
9838570, 15.00%, 03/24/2027 (a)(b)(d)	Square	09/26/2025	41,169	37,427	39,136
9842416, 8.75%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	12,075	11,034	10,510
9842652, 13.75%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	6,981	6,379	989

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9842834, 20.00%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	$9,039	$8,442	$8,541
9843127, 18.25%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	2,496	2,290	2,393
9843214, 11.50%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	696	635	681
9843313, 13.75%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	538	492	423
9843314, 20.00%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	3,515	3,283	3,319
9843478, 20.00%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	3,215	3,002	3,065
9843647, 14.50%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	5,874	5,351	4,790
9843896, 20.00%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	4,505	4,207	4,305
9844001, 13.00%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	3,226	3,013	3,082
9844052, 15.00%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	2,049	1,863	1,811
9844081, 18.25%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	6,924	6,354	6,648
9844337, 16.50%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	3,930	3,572	3,508
9844404, 20.00%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	1,287	1,190	1,201
9844439, 15.75%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	3,111	2,888	2,871
9844497, 16.50%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	3,521	3,201	3,147
9844561, 17.25%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	3,997	3,649	3,764
9844728, 18.25%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	7,646	7,017	7,235
9844947, 18.25%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	5,189	4,762	3,741
9845078, 20.00%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	14,131	13,116	13,247
9845344, 16.50%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	1,850	1,681	1,752
9845383, 17.25%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	2,226	2,032	2,142
9845403, 18.25%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	50,533	46,376	48,465
9846602, 14.75%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	2,000	1,818	1,382
9846624, 18.75%, 03/25/2027 (a)(b)(d)	Square	09/29/2025	90,740	84,744	84,081
9847928, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	5,275	4,926	5,068
9848052, 15.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	8,361	7,601	5,616
9848188, 15.75%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	1,426	1,296	1,396
9848253, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	15,285	14,188	14,772
9848632, 11.50%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	5,079	4,744	4,816
9848831, 15.75%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	1,260	1,145	1,181
9848870, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	3,061	2,859	2,931
9848937, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	2,792	2,608	2,685
9848987, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	7,081	6,613	6,726
9849171, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	4,011	3,707	3,687
9849258, 18.25%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	20,301	18,631	15,086
9849559, 18.25%, 03/26/2027 (a)(b)(c)(d)	Square	09/30/2025	19,404	17,808	4,602
9849739, 15.75%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	21,522	19,566	20,241
9850104, 3.50%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	947	869	893
9850134, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	2,219	2,072	2,129
9850155, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	7,407	6,917	7,061
9850309, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	12,974	12,116	12,028
9850491, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	2,873	2,667	2,687
9850523, 10.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	11,335	10,586	10,530
9850661, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	30,985	28,759	28,976
9851119, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	5,400	5,043	5,155
9851204, 15.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	3,380	3,157	3,251
9851251, 16.50%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	1,574	1,470	1,494
9851269, 17.25%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	685	626	652
9851287, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	28,759	26,859	27,949
9851852, 10.75%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	1,564	1,429	1,511
9851898, 13.50%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	7,814	7,297	7,449
9852217, 8.75%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	7,459	6,966	6,629
9852493, 18.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	5,268	4,920	4,944
9852666, 19.25%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	20,820	19,241	15,808
9853056, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	7,654	7,104	6,330
9853221, 17.25%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	11,209	10,234	7,701
9853309, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	20,615	19,252	19,593

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9853707, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	$12,158	$11,355	$11,683
9853874, 16.50%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	6,474	5,885	5,516
9853998, 17.25%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	2,184	1,994	1,878
9854059, 18.25%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	15,573	14,292	13,738
9854383, 20.00%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	3,604	3,366	3,522
9854553, 7.75%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	32,324	30,187	30,518
9855147, 13.25%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	1,308	1,208	1,232
9855182, 17.25%, 03/26/2027 (a)(b)(d)	Square	09/30/2025	7,173	6,549	6,749
9855192, 17.00%, 03/26/2027 (a)(b)(d)	Square	10/01/2025	876	800	841
9855217, 16.50%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	25,597	23,270	24,101
9855414, 20.00%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	4,792	4,475	4,265
9855443, 20.00%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	18,871	17,624	18,003
9855522, 15.75%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	23,371	21,246	21,223
9855702, 15.00%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	4,456	4,162	4,175
9855735, 20.00%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	4,832	4,513	4,567
9855768, 17.25%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	5,083	4,641	4,729
9855810, 20.00%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	7,555	7,056	7,167
9855880, 15.75%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	1,664	1,513	1,610
9855900, 17.25%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	3,001	2,740	2,704
9855929, 20.00%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	3,990	3,704	3,773
9855963, 15.00%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	3,643	3,312	3,364
9856018, 20.00%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	17,168	16,033	16,300
9856180, 20.00%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	581	537	572
9856197, 20.00%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	3,321	3,083	3,157
9856304, 20.00%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	11,093	10,360	10,732
9856428, 20.00%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	2,902	2,710	2,769
9856455, 20.00%, 03/27/2027 (a)(b)(d)	Square	10/01/2025	5,176	4,834	4,604
9856526, 15.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	830	755	766
9856535, 13.75%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	5,323	4,864	5,076
9856617, 20.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	3,587	3,350	3,417
9856652, 20.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	2,761	2,551	2,531
9856680, 20.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	3,934	3,674	3,683
9856720, 15.75%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	4,932	4,484	4,633
9856784, 15.75%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	1,124	1,022	1,042
9856792, 20.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	17,958	16,771	15,049
9856937, 16.75%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	4,976	4,618	4,647
9856974, 20.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	5,357	5,002	5,149
9857021, 20.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	9,256	8,645	8,553
9857102, 19.25%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	4,615	4,250	4,343
9857143, 20.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	9,307	8,692	8,731
9857223, 20.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	1,429	1,326	1,345
9857237, 18.25%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	1,712	1,572	1,310
9857248, 20.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	8,902	8,227	7,041
9857299, 20.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	3,471	3,242	3,327
9857331, 19.75%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	3,823	3,570	3,663
9857369, 20.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	1,715	1,602	1,641
9857385, 13.25%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	1,233	1,140	1,117
9857394, 15.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	607	552	587
9857405, 20.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	9,757	9,112	9,261
9857529, 5.25%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	951	868	912
9857545, 16.50%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	1,400	1,272	1,341
9857564, 13.75%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	1,007	920	924
9857584, 15.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	1,908	1,735	1,831
9857624, 20.00%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	1,488	1,390	1,365
9857638, 17.25%, 03/28/2027 (a)(b)(d)	Square	10/01/2025	4,773	4,358	4,099
9859024, 20.00%, 03/29/2027 (a)(b)(d)	Square	10/01/2025	1,776	1,648	1,715
9859521, 14.50%, 03/29/2027 (a)(b)(d)	Square	10/01/2025	729	664	661

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9865594, 20.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	$14,587	$13,623	$14,007
9866075, 15.25%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	4,748	4,335	4,560
9866183, 18.25%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	2,202	2,021	2,105
9866225, 13.50%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	10,252	9,409	9,854
9866449, 20.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	6,326	5,846	5,891
9866597, 20.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	3,450	3,223	3,274
9866762, 20.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	2,989	2,791	2,768
9866955, 20.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	5,840	5,420	5,493
9867107, 18.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	3,856	3,601	3,575
9867197, 18.75%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	2,872	2,654	2,752
9867249, 14.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	6,681	6,240	6,362
9867379, 19.25%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	2,380	2,192	2,257
9867400, 20.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	11,085	10,352	10,400
9867510, 20.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	12,074	11,276	11,461
9867695, 20.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	3,963	3,701	3,677
9867789, 20.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	4,419	4,102	4,093
9867853, 15.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	3,704	3,459	3,534
9867906, 15.75%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	3,141	2,856	2,861
9867947, 16.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	7,017	6,553	6,683
9868024, 19.25%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	16,114	14,840	15,368
9868306, 13.75%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	15,614	14,493	14,692
9868572, 13.75%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	8,235	7,690	8,021
9868717, 18.25%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	18,444	16,927	14,095
9868835, 16.50%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	2,344	2,131	2,099
9868866, 20.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	3,152	2,913	3,011
9868893, 7.75%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	2,464	2,301	2,351
9868925, 20.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	23,749	22,044	19,102
9869142, 15.75%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	2,475	2,250	2,090
9869155, 19.25%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	2,517	2,318	2,239
9869186, 20.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	3,464	3,235	3,300
9869218, 6.25%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	2,620	2,447	2,463
9869269, 15.75%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	7,363	6,693	6,824
9869382, 10.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	14,881	13,587	14,116
9869623, 20.00%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	22,720	21,218	21,385
9869821, 11.25%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	27,090	25,300	25,324
9869995, 16.50%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	1,348	1,225	1,301
9870021, 6.25%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	1,786	1,645	1,693
9870033, 13.25%, 03/30/2027 (a)(b)(d)	Square	10/02/2025	15,445	14,224	14,875
9871555, 20.00%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	2,465	2,278	2,344
9871665, 20.00%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	24,596	22,829	23,119
9872195, 17.25%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	1,504	1,373	1,382
9872209, 15.50%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	4,070	3,801	3,874
9872303, 17.25%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	2,346	2,141	2,204
9872406, 20.00%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	6,700	6,218	6,193
9872677, 6.50%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	16,138	14,979	15,287
9873177, 15.00%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	37,375	34,906	35,569
9873977, 13.75%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	10,191	9,313	9,406
9874122, 15.75%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	3,228	2,934	3,005
9874188, 20.00%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	6,134	5,693	5,823
9874321, 18.75%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	17,797	16,621	16,911
9874709, 20.00%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	1,872	1,748	1,254
9874816, 17.25%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	11,279	10,298	8,791
9874912, 20.00%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	7,527	7,029	7,151
9874960, 17.25%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	1,133	1,034	1,041
9874968, 11.00%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	1,623	1,489	1,521
9874980, 20.00%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	5,152	4,782	4,892
9875045, 20.00%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	8,165	7,625	7,737

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9875140, 14.75%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	$7,741	$7,230	$7,350
9875223, 7.75%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	18,586	17,057	17,613
9875449, 5.25%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	2,410	2,227	2,293
9875505, 17.25%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	16,361	14,938	15,421
9875811, 15.00%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	1,154	1,049	1,085
9875834, 20.00%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	4,674	4,365	4,446
9875895, 20.00%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	23,217	21,682	21,097
9876176, 20.00%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	4,516	4,191	4,297
9876227, 16.50%, 04/01/2027 (a)(b)(d)	Square	10/03/2025	57,166	51,969	42,668
9879960, 15.75%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	1,102	1,002	992
9880151, 20.00%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	17,846	16,666	16,902
9880534, 20.00%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	11,882	11,096	11,286
9880954, 20.00%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	39,998	37,127	34,349
9881992, 20.00%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	11,168	10,430	10,147
9882173, 18.25%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	1,512	1,388	1,433
9882238, 10.75%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	9,095	8,494	8,598
9882375, 20.00%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	7,244	6,765	6,582
9882498, 19.25%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	2,733	2,517	2,589
9882614, 13.00%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	9,713	8,830	8,302
9882757, 18.75%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	21,902	20,171	20,618
9883667, 15.50%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	23,238	21,703	21,876
9884171, 10.75%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	2,308	2,142	2,190
9884198, 20.00%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	42,003	39,227	38,162
9884480, 17.25%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	4,196	3,831	3,274
9884526, 20.00%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	4,026	3,760	3,828
9884571, 20.00%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	37,119	34,666	35,079
9885063, 9.00%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	2,190	2,033	2,079
9885260, 16.50%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	6,033	5,485	5,606
9885353, 10.00%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	4,549	4,248	4,309
9885452, 20.00%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	6,193	5,783	5,890
9885539, 16.75%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	2,888	2,697	2,743
9885581, 20.00%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	49,691	46,407	47,249
9886234, 17.75%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	7,438	6,874	6,967
9886413, 13.25%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	835	772	244
9886458, 13.75%, 04/02/2027 (a)(b)(d)	Square	10/06/2025	661	604	632
9886629, 20.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	14,739	13,765	13,957
9887008, 20.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	3,217	2,986	2,971
9887102, 15.75%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	7,538	6,862	7,039
9887414, 15.25%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	2,715	2,536	2,566
9887536, 18.25%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	7,578	6,955	7,098
9887872, 20.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	5,874	5,428	5,408
9887995, 20.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	2,231	2,062	2,120
9888028, 13.75%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	3,356	3,067	2,100
9888085, 20.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	11,604	10,837	10,989
9888280, 20.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	31,740	29,642	30,187
9888782, 20.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	3,219	3,006	3,041
9888830, 16.50%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	5,294	4,944	5,014
9888947, 5.25%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	2,406	2,247	2,187
9889211, 20.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	55,113	51,471	52,341
9889976, 17.75%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	7,570	7,069	7,182
9890084, 14.50%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	3,759	3,425	3,490
9890105, 20.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	1,814	1,694	1,726
9890118, 19.25%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	12,612	11,614	11,937
9890243, 17.75%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	1,852	1,712	1,757
9890248, 20.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	36,081	33,490	34,021
9890685, 17.25%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	4,017	3,668	3,773
9890726, 17.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	5,725	5,272	5,248

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9890828, 7.75%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	$1,032	$942	$807
9890844, 9.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	3,611	3,372	3,426
9890897, 15.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	4,265	3,877	3,908
9890960, 16.50%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	2,768	2,517	2,071
9890986, 19.25%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	1,504	1,385	1,416
9891006, 20.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	8,395	7,840	7,949
9891136, 17.25%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	5,933	5,464	5,552
9891207, 15.50%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	5,220	4,808	4,913
9891266, 20.00%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	6,917	6,459	6,568
9891319, 19.25%, 04/03/2027 (a)(b)(d)	Square	10/07/2025	29,261	26,948	27,234
9891686, 15.75%, 04/04/2027 (a)(b)(d)	Square	10/08/2025	4,798	4,361	4,477
9891735, 18.25%, 04/04/2027 (a)(b)(d)	Square	10/08/2025	6,208	5,698	4,980
9891787, 18.25%, 04/04/2027 (a)(b)(d)	Square	10/08/2025	11,741	10,775	10,933
9891894, 20.00%, 04/04/2027 (a)(b)(d)	Square	10/08/2025	3,383	3,160	3,209
9891927, 16.50%, 04/04/2027 (a)(b)(d)	Square	10/08/2025	1,933	1,758	1,448
9891949, 20.00%, 04/04/2027 (a)(b)(d)	Square	10/08/2025	18,495	17,273	17,600
9892145, 16.50%, 04/04/2027 (a)(b)(d)	Square	10/08/2025	23,671	21,519	22,409
9892458, 17.25%, 04/04/2027 (a)(b)(d)	Square	10/08/2025	10,415	9,508	9,564
9892567, 17.50%, 04/04/2027 (a)(b)(d)	Square	10/08/2025	5,162	4,754	4,889
9892618, 17.25%, 04/04/2027 (a)(b)(d)	Square	10/08/2025	12,744	11,635	11,967
9892761, 20.00%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	1,273	1,182	1,211
9892774, 13.25%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	5,814	5,371	5,399
9892850, 13.25%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	486	449	466
9892866, 16.50%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	11,837	10,760	10,746
9892987, 5.75%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	2,588	2,402	2,390
9893009, 20.00%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	8,645	8,024	7,430
9893075, 20.00%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	10,321	9,639	9,814
9893198, 20.00%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	10,153	9,482	9,654
9893300, 16.50%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	7,305	6,640	6,881
9893402, 15.25%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	2,482	2,304	2,340
9893423, 13.25%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	1,237	1,143	1,182
9893438, 20.00%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	2,671	2,479	2,509
9893468, 13.25%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	2,160	1,995	2,088
9893523, 17.25%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	6,330	5,780	5,851
9893582, 14.50%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	4,528	4,126	4,257
9893626, 20.00%, 04/05/2027 (a)(b)(d)	Square	10/08/2025	20,871	19,287	19,783
9894974, 16.50%, 04/06/2027 (a)(b)(d)	Square	10/08/2025	995	904	946
9895013, 17.25%, 04/06/2027 (a)(b)(d)	Square	10/08/2025	654	597	612
9895050, 19.25%, 04/06/2027 (a)(b)(d)	Square	10/08/2025	26,670	24,562	25,241
9895950, 15.75%, 04/06/2027 (a)(b)(d)	Square	10/08/2025	17,514	16,130	16,475
9896255, 20.00%, 04/06/2027 (a)(b)(d)	Square	10/08/2025	12,991	12,058	11,995
9896448, 20.00%, 04/06/2027 (a)(b)(d)	Square	10/08/2025	12,834	11,986	12,122
9896668, 16.50%, 04/06/2027 (a)(b)(d)	Square	10/08/2025	3,024	2,749	2,862
9896777, 18.50%, 04/06/2027 (a)(b)(d)	Square	10/08/2025	6,196	5,725	5,818
9896880, 15.00%, 04/06/2027 (a)(b)(d)	Square	10/08/2025	625	568	597
9896903, 20.00%, 04/06/2027 (a)(b)(d)	Square	10/08/2025	2,310	2,158	2,197
9896936, 16.50%, 04/06/2027 (a)(b)(d)	Square	10/08/2025	14,487	13,171	13,152
9897184, 15.00%, 04/06/2027 (a)(b)(d)	Square	10/08/2025	2,014	1,854	1,907
9900061, 19.25%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	3,151	2,902	2,984
9900156, 17.00%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	2,590	2,376	2,081
9900211, 19.25%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	29,467	27,137	27,899
9900999, 18.25%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	41,945	38,495	37,892
9901878, 15.00%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	1,176	1,069	1,054
9901923, 15.75%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	777	706	732
9901969, 19.25%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	10,698	9,852	9,815
9902216, 20.00%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	6,727	6,283	6,386
9902408, 12.25%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	16,622	15,524	15,798

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9902962, 13.50%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	$4,619	$4,313	$4,372
9903061, 13.50%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	13,097	11,907	12,422
9903345, 13.25%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	700	646	659
9903383, 20.00%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	3,730	3,483	3,540
9903426, 13.00%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	7,054	6,588	6,414
9903542, 16.50%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	3,086	2,805	2,801
9903597, 15.75%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	1,209	1,099	1,129
9903612, 19.25%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	26,783	24,665	25,357
9904067, 13.25%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	8,472	7,826	7,762
9904259, 14.00%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	1,852	1,719	1,746
9904296, 20.00%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	12,059	11,262	10,966
9904463, 8.50%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	4,888	4,537	4,207
9904525, 14.50%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	2,708	2,467	2,553
9904589, 20.00%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	11,332	10,583	10,701
9904844, 20.00%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	5,174	4,832	4,912
9904950, 13.75%, 04/07/2027 (a)(b)(d)	Square	10/09/2025	6,230	5,693	5,939
9905125, 20.00%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	11,055	10,325	10,503
9905306, 14.50%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	2,138	1,948	2,038
9905344, 20.00%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	11,859	11,075	11,157
9905618, 18.25%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	15,204	13,953	14,515
9906214, 20.00%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	12,099	11,300	11,470
9906466, 15.75%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	14,461	13,146	13,711
9906725, 20.00%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	25,043	23,388	23,768
9907234, 14.75%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	31,484	29,404	29,793
9907773, 14.50%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	31,083	28,851	29,194
9908222, 7.25%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	1,241	1,146	1,175
9908260, 20.00%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	5,807	5,423	5,483
9908357, 19.25%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	1,578	1,453	1,494
9908400, 13.75%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	592	541	547
9908404, 14.25%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	4,908	4,584	4,659
9908482, 20.00%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	61,812	57,728	58,723
9909435, 14.50%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	896	816	842
9909447, 5.75%, 04/08/2027 (a)(b)(d)	Square	10/10/2025	24,933	23,285	23,692
9914178, 19.25%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	2,394	2,205	2,237
9914287, 20.00%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	9,541	8,910	9,021
9914467, 8.25%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	665	616	624
9914505, 14.00%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	11,166	10,151	10,003
9914760, 20.00%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	7,296	6,814	6,885
9914969, 19.25%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	12,645	11,645	11,879
9915500, 15.00%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	1,811	1,646	1,674
9915539, 13.75%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	1,595	1,457	1,525
9915589, 14.50%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	1,378	1,255	1,298
9915723, 20.00%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	38,641	35,710	32,566
9916378, 15.75%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	1,627	1,480	816
9916416, 17.25%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	4,637	4,233	4,310
9916537, 20.00%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	4,215	3,937	3,833
9916608, 20.00%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	2,458	2,272	2,261
9916633, 20.00%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	15,894	14,753	15,018
9917034, 20.00%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	15,563	14,445	14,706
9917287, 20.00%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	33,078	30,893	31,341
9917791, 15.00%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	1,151	1,046	1,063
9917822, 15.75%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	58,829	54,178	55,677
9918495, 14.50%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	2,214	2,017	2,123
9918582, 13.25%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	980	905	939
9918595, 20.00%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	5,477	5,115	5,195
9918757, 20.00%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	6,854	6,362	6,452
9918895, 19.25%, 04/09/2027 (a)(b)(d)	Square	10/14/2025	83,576	76,969	78,093

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9919667, 14.50%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	$69,764	$65,154	$63,447
9921213, 18.25%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	5,944	5,455	5,527
9921359, 15.00%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	2,959	2,690	2,109
9921421, 18.25%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	17,304	15,880	16,089
9921808, 16.25%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	3,475	3,245	3,292
9921888, 13.75%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	2,672	2,455	2,554
9922021, 20.00%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	12,157	11,353	11,539
9922314, 16.25%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	36,936	34,135	31,147
9922736, 17.25%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	27,344	24,965	25,413
9923147, 20.00%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	16,126	14,903	15,116
9923390, 20.00%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	4,775	4,432	3,270
9923447, 14.50%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	17,929	16,334	16,488
9923795, 20.00%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	3,535	3,301	3,355
9923848, 13.75%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	3,069	2,805	2,933
9923924, 20.00%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	18,370	17,156	17,366
9924278, 15.75%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	2,063	1,875	1,962
9924336, 16.50%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	5,884	5,350	5,417
9924439, 20.00%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	6,246	5,773	5,831
9924511, 15.00%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	1,106	1,005	1,043
9924520, 12.00%, 04/10/2027 (a)(b)(d)	Square	10/15/2025	14,441	13,486	13,708
9924596, 12.00%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	1,355	1,232	1,024
9924637, 16.00%, 04/11/2027 (a)(b)(d)	Square	10/16/2025	1,418	1,289	1,327
9924645, 14.50%, 04/11/2027 (a)(b)(d)	Square	10/16/2025	12,930	11,779	11,030
9924752, 17.25%, 04/11/2027 (a)(b)(d)	Square	10/16/2025	2,662	2,430	2,474
9924779, 18.25%, 04/11/2027 (a)(b)(d)	Square	10/16/2025	32,762	30,067	30,093
9925271, 15.00%, 04/11/2027 (a)(b)(d)	Square	10/16/2025	704	640	644
9925283, 17.25%, 04/11/2027 (a)(b)(d)	Square	10/16/2025	5,091	4,648	4,696
9925360, 13.25%, 04/11/2027 (a)(b)(d)	Square	10/16/2025	1,757	1,623	1,542
9925394, 16.50%, 04/11/2027 (a)(b)(d)	Square	10/16/2025	1,930	1,755	1,817
9925435, 20.00%, 04/11/2027 (a)(b)(d)	Square	10/16/2025	3,560	3,325	3,378
9925472, 20.00%, 04/11/2027 (a)(b)(d)	Square	10/16/2025	4,438	4,146	4,195
9925526, 20.00%, 04/12/2027 (a)(b)(d)	Square	10/16/2025	2,167	2,024	2,053
9925562, 17.25%, 04/12/2027 (a)(b)(d)	Square	10/16/2025	22,677	20,704	20,916
9925893, 9.75%, 04/12/2027 (a)(b)(d)	Square	10/16/2025	2,996	2,799	2,847
9925935, 20.00%, 04/12/2027 (a)(b)(d)	Square	10/16/2025	4,973	4,596	4,574
9925978, 5.25%, 04/12/2027 (a)(b)(d)	Square	10/16/2025	3,396	3,171	3,223
9926022, 17.25%, 04/12/2027 (a)(b)(d)	Square	10/16/2025	18,158	16,579	17,057
9926287, 20.00%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	4,577	4,275	4,325
9926349, 16.50%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	1,157	1,052	1,048
9926365, 13.75%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	756	691	480
9926375, 15.00%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	775	704	723
9926390, 19.25%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	23,558	21,696	19,737
9926575, 16.50%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	4,310	3,918	3,965
9926621, 19.25%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	11,895	10,955	10,926
9926728, 14.50%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	6,015	5,480	4,170
9926793, 7.00%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	5,449	5,089	5,149
9926841, 20.00%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	3,962	3,662	3,645
9926883, 15.75%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	7,675	6,977	5,662
9926953, 20.00%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	2,608	2,436	2,479
9926969, 17.25%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	1,525	1,392	1,432
9926985, 9.75%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	1,185	1,106	1,124
9926990, 14.50%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	50,827	46,306	25,322
9927323, 14.50%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	676	616	650
9927337, 20.00%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	2,310	2,157	2,179
9927371, 6.00%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	3,424	3,197	3,250
9927431, 17.25%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	1,789	1,633	1,663
9927456, 6.50%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	1,292	1,207	1,226

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9927467, 20.00%, 04/13/2027 (a)(b)(d)	Square	10/16/2025	$30,418	$28,234	$28,615
9929369, 19.25%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	1,563	1,439	1,475
9929434, 14.50%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	1,561	1,422	1,463
9929495, 19.25%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	6,919	6,372	6,359
9929675, 19.25%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	7,765	7,151	7,253
9929856, 20.00%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	25,861	24,152	24,493
9930435, 20.00%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	7,578	7,078	7,161
9930679, 18.25%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	8,440	7,746	7,925
9930864, 6.00%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	2,905	2,713	2,643
9930920, 20.00%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	32,135	29,828	29,628
9931423, 20.00%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	3,151	2,943	2,978
9931447, 4.75%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	21,126	19,609	19,675
9931757, 20.00%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	2,487	2,298	2,330
9931802, 20.00%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	3,557	3,322	3,372
9931889, 19.25%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	2,253	2,075	2,126
9931917, 15.75%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	30,883	28,075	22,825
9932214, 20.00%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	12,551	11,722	11,908
9932411, 20.00%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	38,734	35,796	36,281
9932926, 15.00%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	1,669	1,518	1,497
9932950, 17.75%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	3,180	2,928	3,010
9933011, 20.00%, 04/14/2027 (a)(b)(d)	Square	10/16/2025	26,800	25,028	25,276
9933586, 15.75%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	2,064	1,876	1,916
9933647, 14.50%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	43,628	40,745	41,016
9934807, 20.00%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	24,980	23,186	23,739
9935220, 17.25%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	3,703	3,381	3,414
9935259, 19.25%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	4,738	4,364	4,469
9935369, 15.00%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	3,487	3,170	3,327
9935497, 15.75%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	5,020	4,563	4,688
9935583, 17.25%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	1,525	1,393	1,429
9935605, 16.50%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	1,018	926	960
9935655, 6.25%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	2,812	2,568	2,576
9935697, 3.00%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	7,711	7,010	6,720
9935818, 20.00%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	14,160	13,225	12,887
9936008, 18.00%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	3,516	3,283	3,333
9936123, 19.00%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	9,949	9,292	9,400
9936264, 20.00%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	5,140	4,800	4,875
9936323, 15.00%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	5,887	5,498	5,575
9936402, 13.75%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	598	546	559
9936408, 20.00%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	71,708	66,969	67,905
9937097, 14.75%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	27,020	24,798	25,107
9937403, 20.00%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	25,889	24,178	24,517
9937717, 13.25%, 04/15/2027 (a)(b)(d)	Square	10/17/2025	65,655	61,317	62,242
9941284, 11.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	3,224	2,959	3,042
9941335, 17.25%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	4,094	3,738	3,772
9941400, 13.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	2,006	1,828	1,909
9941436, 15.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	5,394	4,903	5,143
9941521, 20.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	1,628	1,504	1,376
9941550, 20.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	25,915	24,054	24,458
9942053, 17.25%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	28,369	25,901	22,419
9942688, 20.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	13,019	12,158	12,335
9942971, 15.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	7,266	6,606	6,877
9943230, 20.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	12,806	11,960	12,071
9943456, 14.50%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	17,201	15,671	14,721
9943737, 20.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	5,204	4,860	4,931
9943799, 20.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	5,539	5,173	5,248
9943859, 6.25%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	4,207	3,929	3,989
9943914, 7.75%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	47,797	44,639	45,317

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9944600, 20.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	$3,906	$3,626	$3,635
9944630, 17.75%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	9,785	9,138	9,272
9944706, 18.25%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	2,545	2,335	2,363
9944753, 17.25%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	13,069	11,932	12,266
9944933, 13.25%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	3,028	2,797	2,934
9945011, 20.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	7,957	7,432	7,514
9945120, 20.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	8,473	7,865	7,325
9945186, 8.75%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	7,293	6,716	6,913
9945298, 8.50%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	18,936	17,685	17,980
9945585, 13.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	7,218	6,647	6,841
9945710, 16.50%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	1,651	1,501	1,252
9945718, 18.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	11,108	10,374	10,525
9945822, 20.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	18,310	16,996	17,041
9946030, 14.50%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	1,800	1,640	1,685
9946039, 20.00%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	8,448	7,841	7,303
9946098, 17.25%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	5,519	5,038	4,361
9946124, 13.25%, 04/16/2027 (a)(b)(d)	Square	10/20/2025	535	495	509
9946277, 20.00%, 04/16/2027 (a)(b)(d)	Square	10/21/2025	36,818	34,385	33,499
9946747, 20.00%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	6,969	6,508	6,602
9946897, 14.25%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	4,418	4,126	4,188
9947192, 13.25%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	5,022	4,639	4,867
9947629, 20.00%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	17,413	16,092	16,437
9947878, 20.00%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	1,661	1,551	1,576
9947887, 17.25%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	3,473	3,170	3,177
9947912, 19.75%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	73,182	68,346	69,369
9949050, 17.25%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	1,303	1,209	1,222
9949070, 1.50%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	3,456	3,228	3,279
9949139, 13.25%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	2,969	2,742	2,877
9949194, 16.50%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	20,985	19,077	18,433
9949367, 14.25%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	7,930	7,209	7,493
9949723, 12.25%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	49,207	45,955	46,462
9950162, 14.50%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	33,114	30,926	31,450
9950751, 19.25%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	32,000	29,470	26,837
9950990, 15.75%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	1,640	1,491	1,538
9951023, 14.25%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	2,969	2,699	2,796
9951086, 20.00%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	2,643	2,468	2,483
9951112, 7.25%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	6,369	5,948	6,045
9951189, 15.00%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	2,573	2,339	2,374
9951253, 17.25%, 04/17/2027 (a)(b)(d)	Square	10/21/2025	7,258	6,626	5,731
9951297, 15.00%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	2,206	2,006	2,052
9951321, 16.50%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	13,294	12,339	12,631
9951405, 20.00%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	1,585	1,481	1,505
9951416, 19.25%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	5,509	5,073	5,097
9951446, 20.00%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	8,133	7,595	7,703
9951515, 16.50%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	3,836	3,487	3,470
9951546, 13.25%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	1,819	1,681	1,170
9951561, 20.00%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	8,576	8,010	8,057
9951639, 10.75%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	4,717	4,288	3,706
9951676, 18.25%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	29,797	27,346	24,304
9951861, 20.00%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	8,363	7,810	7,612
9951916, 20.00%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	5,952	5,525	5,595
9951968, 19.25%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	7,537	6,941	7,032
9952019, 16.75%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	3,710	3,465	3,503
9952049, 13.25%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	2,486	2,297	2,410
9952088, 20.00%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	21,185	19,786	19,999
9952250, 16.50%, 04/18/2027 (a)(b)(d)	Square	10/22/2025	5,938	5,398	4,514
9952285, 16.50%, 04/19/2027 (a)(b)(d)	Square	10/22/2025	1,345	1,223	1,246

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9952299, 15.25%, 04/19/2027 (a)(b)(d)	Square	10/22/2025	$4,336	$4,007	$4,107
9954125, 18.25%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	13,128	12,261	11,954
9954868, 16.50%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	7,754	7,242	7,348
9955337, 12.00%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	12,291	11,358	11,617
9955726, 16.75%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	14,888	13,711	14,029
9956099, 20.00%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	3,073	2,870	2,912
9956157, 20.00%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	8,552	7,987	8,099
9956365, 20.00%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	4,051	3,744	3,838
9956502, 20.00%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	13,168	12,297	11,989
9956766, 20.00%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	8,631	7,976	8,225
9956974, 16.25%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	2,891	2,640	2,704
9957002, 20.00%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	14,008	13,002	13,308
9957359, 20.00%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	27,985	26,136	26,505
9957896, 11.75%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	12,604	11,771	11,960
9958177, 15.75%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	1,697	1,543	1,478
9958190, 18.25%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	19,555	17,946	18,428
9958611, 15.00%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	629	571	602
9958656, 16.50%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	10,805	9,823	10,138
9958915, 14.50%, 04/20/2027 (a)(b)(d)	Square	10/22/2025	1,953	1,776	1,702
9959082, 17.00%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	12,713	11,873	12,040
9959393, 16.50%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	7,730	7,028	7,162
9959629, 17.25%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	13,007	11,875	12,259
9960170, 16.50%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	1,259	1,145	1,156
9960232, 13.75%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	3,261	2,980	3,060
9960381, 20.00%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	2,850	2,645	2,707
9960444, 18.75%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	12,082	11,283	11,429
9960714, 17.25%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	7,914	7,225	7,421
9960925, 14.50%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	6,690	6,095	6,304
9961057, 19.25%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	4,211	3,879	3,869
9961128, 12.25%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	28,667	26,772	27,008
9961508, 20.00%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	6,608	6,171	6,258
9961660, 20.00%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	16,307	15,136	15,327
9961870, 15.00%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	11,899	10,844	10,285
9962028, 20.00%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	14,659	13,690	13,836
9962170, 20.00%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	34,303	32,036	32,445
9962759, 20.00%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	13,242	12,367	12,474
9962837, 20.00%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	23,269	21,599	21,458
9962996, 20.00%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	13,394	12,509	12,616
9963069, 16.50%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	56,533	51,394	51,909
9963572, 9.00%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	6,050	5,650	5,711
9963633, 20.00%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	3,632	3,357	3,426
9963668, 20.00%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	11,595	10,828	10,944
9963811, 16.50%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	1,912	1,739	1,824
9963874, 20.00%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	6,925	6,467	6,551
9963967, 14.50%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	1,055	961	968
9963982, 18.25%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	3,771	3,461	3,552
9964040, 16.75%, 04/21/2027 (a)(b)(d)	Square	10/23/2025	7,781	7,166	7,332
9964250, 15.75%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	1,487	1,351	1,116
9964285, 17.25%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	10,035	9,162	9,407
9964427, 15.75%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	891	810	842
9964461, 20.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	1,956	1,826	1,855
9964544, 16.50%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	2,785	2,532	2,597
9964624, 19.25%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	11,419	10,516	10,782
9964896, 11.25%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	1,734	1,619	1,645
9964977, 15.75%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	1,802	1,638	1,352
9965013, 11.50%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	6,344	5,792	5,843
9965257, 6.25%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	5,983	5,587	5,658

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9965467, 20.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	$1,966	$1,837	$1,852
9965538, 7.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	19,060	17,800	18,048
9965828, 18.25%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	8,809	8,084	8,265
9965984, 20.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	5,252	4,905	4,986
9966054, 10.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	1,152	1,076	1,091
9966060, 13.25%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	3,215	2,970	3,117
9966145, 20.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	3,063	2,831	2,894
9966188, 20.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	6,368	5,885	6,034
9966292, 15.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	631	573	601
9966302, 20.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	4,813	4,495	4,542
9966375, 20.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	26,802	24,878	25,188
9966707, 18.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	87,839	82,035	82,521
9967678, 14.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	27,301	25,340	25,658
9967846, 12.25%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	27,157	25,362	25,714
9968048, 20.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	15,896	14,690	13,488
9968232, 13.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	28,012	26,000	24,325
9968516, 13.75%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	19,544	17,860	18,322
9968752, 20.00%, 04/22/2027 (a)(b)(d)	Square	10/24/2025	16,649	15,454	14,458
9971635, 13.75%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	524	478	508
9971674, 15.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	4,881	4,437	4,595
9971761, 18.25%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	3,370	3,093	3,142
9971859, 20.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	27,881	26,038	26,246
9972498, 19.25%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	2,606	2,400	2,454
9972611, 3.50%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	1,809	1,689	1,713
9972657, 20.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	6,069	5,669	5,699
9972806, 20.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	16,334	15,254	15,487
9973238, 16.50%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	2,189	1,990	2,086
9973291, 20.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	2,905	2,697	2,757
9973370, 17.25%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	1,440	1,315	1,346
9973404, 17.25%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	10,056	9,199	8,936
9973539, 17.25%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	1,951	1,781	1,828
9973564, 15.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	12,940	11,763	9,550
9973726, 19.75%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	1,633	1,515	1,528
9973748, 16.25%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	9,198	8,398	8,467
9973889, 20.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	12,674	11,764	11,905
9974086, 20.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	4,389	4,099	4,162
9974160, 20.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	7,284	6,803	6,872
9974275, 15.75%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	2,595	2,359	2,335
9974315, 20.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	10,401	9,713	9,847
9974469, 17.25%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	6,543	5,973	5,976
9974565, 20.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	11,293	10,547	10,285
9974710, 16.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	1,937	1,809	1,823
9974752, 19.25%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	2,477	2,281	2,320
9974818, 15.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	1,051	955	989
9974852, 10.75%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	43,422	40,553	41,200
9975335, 10.50%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	4,290	3,900	3,981
9975374, 13.75%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	1,135	1,037	1,063
9975391, 20.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	7,885	7,364	7,440
9975482, 20.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	2,993	2,766	2,745
9975530, 20.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	43,720	40,831	41,390
9976099, 20.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	46,365	43,301	43,897
9976655, 18.25%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	4,160	3,818	3,859
9976712, 13.25%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	1,103	1,019	1,075
9976736, 16.00%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	6,172	5,684	5,752
9976801, 17.25%, 04/23/2027 (a)(b)(d)	Square	10/27/2025	5,646	5,155	5,340
9976912, 15.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	2,202	2,002	1,630
9976948, 20.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	8,315	7,765	7,844

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9977101, 19.25%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	$2,546	$2,345	$2,355
9977151, 12.50%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	35,212	32,885	33,222
9977998, 12.25%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	2,354	2,149	1,877
9978039, 20.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	2,502	2,337	2,368
9978102, 20.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	4,389	4,074	3,818
9978191, 20.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	3,272	3,056	3,097
9978248, 13.25%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	5,583	5,157	4,961
9978288, 19.25%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	2,750	2,532	2,594
9978328, 18.25%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	3,665	3,364	3,497
9978421, 20.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	7,094	6,625	6,726
9978525, 13.75%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	1,788	1,634	1,590
9978556, 20.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	24,403	22,791	22,231
9978855, 15.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	1,138	1,035	1,076
9978860, 20.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	5,204	4,860	4,934
9978919, 20.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	28,346	26,310	26,512
9979314, 20.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	48,579	45,368	45,909
9979772, 19.25%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	7,981	7,350	7,473
9979889, 20.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	4,287	3,962	4,047
9979910, 14.50%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	706	643	660
9979928, 20.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	19,946	18,433	18,940
9980553, 20.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	5,623	5,251	5,322
9980638, 10.50%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	22,498	20,882	21,355
9980996, 6.75%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	11,446	10,578	10,621
9981113, 20.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	3,110	2,904	2,938
9981163, 13.25%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	566	522	533
9981192, 19.25%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	6,665	6,138	6,276
9981325, 13.25%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	2,582	2,385	2,486
9981353, 20.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	9,250	8,638	6,824
9981501, 18.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	3,091	2,887	2,816
9981546, 18.00%, 04/24/2027 (a)(b)(d)	Square	10/28/2025	4,574	4,271	4,315
9981628, 20.00%, 04/25/2027 (a)(b)(d)	Square	10/29/2025	12,846	11,872	11,917
9981763, 20.00%, 04/25/2027 (a)(b)(d)	Square	10/29/2025	3,142	2,934	2,862
9981776, 20.00%, 04/25/2027 (a)(b)(d)	Square	10/29/2025	10,240	9,563	9,615
9981847, 12.50%, 04/25/2027 (a)(b)(d)	Square	10/29/2025	2,297	2,123	1,953
9981863, 15.00%, 04/25/2027 (a)(b)(d)	Square	10/29/2025	3,452	3,139	3,188
9981907, 19.25%, 04/25/2027 (a)(b)(d)	Square	10/29/2025	2,485	2,288	2,362
9981936, 14.50%, 04/25/2027 (a)(b)(d)	Square	10/29/2025	1,070	975	922
9981947, 20.00%, 04/25/2027 (a)(b)(d)	Square	10/29/2025	8,006	7,477	7,534
9982005, 15.00%, 04/25/2027 (a)(b)(d)	Square	10/29/2025	1,401	1,274	1,215
9982015, 20.00%, 04/25/2027 (a)(b)(d)	Square	10/29/2025	26,493	24,742	24,874
9982210, 19.25%, 04/25/2027 (a)(b)(d)	Square	10/29/2025	4,062	3,741	3,843
9982253, 10.00%, 04/25/2027 (a)(b)(d)	Square	10/29/2025	7,853	7,170	7,395
9982337, 20.00%, 04/25/2027 (a)(b)(d)	Square	10/29/2025	1,647	1,538	1,562
9982399, 20.00%, 04/25/2027 (a)(b)(d)	Square	10/29/2025	12,177	11,372	11,486
9982528, 13.75%, 04/26/2027 (a)(b)(d)	Square	10/29/2025	1,530	1,399	1,400
9982539, 16.50%, 04/26/2027 (a)(b)(d)	Square	10/29/2025	15,499	14,090	14,511
9982717, 19.25%, 04/26/2027 (a)(b)(d)	Square	10/29/2025	1,588	1,462	1,514
9982741, 20.00%, 04/26/2027 (a)(b)(d)	Square	10/29/2025	22,358	20,880	21,154
9982962, 17.25%, 04/26/2027 (a)(b)(d)	Square	10/29/2025	4,975	4,543	4,648
9983011, 18.25%, 04/26/2027 (a)(b)(d)	Square	10/29/2025	1,725	1,583	1,608
9983023, 15.75%, 04/26/2027 (a)(b)(d)	Square	10/29/2025	2,382	2,165	2,077
9983054, 20.00%, 04/26/2027 (a)(b)(d)	Square	10/29/2025	9,380	8,760	8,876
9983151, 15.00%, 04/26/2027 (a)(b)(d)	Square	10/29/2025	12,893	11,721	9,609
9983263, 20.00%, 04/26/2027 (a)(b)(d)	Square	10/29/2025	32,737	30,574	30,740
9984942, 20.00%, 04/27/2027 (a)(b)(d)	Square	10/29/2025	7,421	6,931	7,022
9985184, 4.75%, 04/27/2027 (a)(b)(d)	Square	10/29/2025	2,755	2,573	2,607
9985320, 13.75%, 04/27/2027 (a)(b)(d)	Square	10/29/2025	866	791	575

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9985335, 14.50%, 04/27/2027 (a)(b)(d)	Square	10/29/2025	$4,394	$4,003	$3,165
9985473, 20.00%, 04/27/2027 (a)(b)(d)	Square	10/29/2025	8,826	8,243	8,366
9985727, 20.00%, 04/27/2027 (a)(b)(d)	Square	10/29/2025	25,099	23,440	23,749
9986137, 16.25%, 04/27/2027 (a)(b)(d)	Square	10/29/2025	7,808	7,166	7,323
9986317, 20.00%, 04/27/2027 (a)(b)(d)	Square	10/29/2025	6,906	6,450	6,525
9986447, 20.00%, 04/27/2027 (a)(b)(d)	Square	10/29/2025	7,100	6,631	6,698
9986581, 20.00%, 04/27/2027 (a)(b)(d)	Square	10/29/2025	14,344	13,396	13,575
9988092, 20.00%, 04/27/2027 (a)(b)(d)	Square	10/29/2025	71,548	66,820	67,606
9989210, 19.25%, 04/27/2027 (a)(b)(d)	Square	10/29/2025	8,894	8,191	8,377
9989410, 16.50%, 04/27/2027 (a)(b)(d)	Square	10/29/2025	7,962	7,391	7,514
9989619, 20.00%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	1,801	1,664	1,696
9989688, 14.50%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	14,202	12,939	13,369
9990127, 13.25%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	504	466	486
9990158, 17.25%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	4,841	4,420	4,492
9990298, 8.75%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	1,963	1,785	1,861
9990388, 20.00%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	6,697	6,255	6,108
9990588, 17.00%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	1,128	1,030	1,038
9990610, 20.00%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	1,495	1,396	1,418
9990729, 13.25%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	1,220	1,127	1,189
9990821, 13.25%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	11,198	10,344	10,662
9991238, 15.75%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	1,540	1,400	1,435
9991284, 13.25%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	16,358	15,111	15,430
9991646, 15.00%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	3,061	2,783	2,297
9991669, 10.25%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	657	607	622
9991675, 13.75%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	619	566	600
9991695, 18.00%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	16,185	14,853	13,380
9991880, 19.25%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	1,722	1,586	1,622
9991892, 19.25%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	19,431	17,895	17,838
9992061, 14.50%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	12,428	11,323	11,633
9992387, 16.25%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	96,634	88,227	88,251
9994393, 13.25%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	11,010	10,170	7,368
9994436, 15.00%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	14,806	13,480	11,111
9994527, 5.25%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	18,606	16,988	17,138
9994732, 16.50%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	11,618	10,562	10,906
9994796, 20.00%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	6,867	6,413	6,487
9994837, 20.00%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	26,608	24,849	25,174
9995252, 15.75%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	1,044	949	911
9995276, 20.00%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	3,495	3,264	3,187
9995322, 15.00%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	3,539	3,217	2,656
9995356, 20.00%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	1,414	1,307	1,332
9995371, 8.00%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	22,819	21,311	20,813
9995589, 20.00%, 04/28/2027 (a)(b)(d)	Square	10/30/2025	8,238	7,693	7,751
9995693, 20.00%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	18,028	16,836	17,055
9995886, 18.25%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	1,436	1,318	1,349
9995908, 13.75%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	1,329	1,215	1,249
9995934, 17.25%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	7,775	7,099	7,102
9996039, 20.00%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	69,777	65,167	63,673
9997536, 20.00%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	6,453	6,026	6,107
9997633, 3.00%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	502	468	476
9997638, 19.25%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	1,915	1,764	1,773
9997663, 20.00%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	45,099	42,119	42,744
9998267, 4.50%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	9,046	8,448	8,560
9998405, 13.25%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	24,242	22,640	22,873
9998709, 18.75%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	9,223	8,613	8,726
9998776, 16.50%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	1,418	1,289	1,320
9998795, 9.00%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	28,944	26,563	26,563
9999139, 17.00%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	4,947	4,540	4,612

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

	PLATFORM	Original Acquisition Date	PRINCIPAL AMOUNT	COST	FAIR VALUE
9999174, 19.25%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	$4,182	$3,852	$3,895
9999206, 18.25%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	1,206	1,106	1,133
9999216, 12.75%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	3,244	3,011	3,055
9999238, 13.75%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	2,798	2,557	1,396
9999273, 13.25%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	1,543	1,425	1,496
9999306, 7.75%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	21,250	19,845	19,394
9999485, 18.25%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	3,403	3,123	3,171
9999517, 17.25%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	17,061	15,577	15,832
9999729, 4.50%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	7,568	7,068	7,152
9999860, 20.00%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	2,093	1,954	1,966
9999892, 17.25%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	7,636	6,972	7,213
9999986, 17.25%, 04/29/2027 (a)(b)(d)	Square	10/31/2025	11,454	10,458	10,629
Total Small Business Loans				18,861,486	18,667,729
Total Whole Loans				37,337,976	36,081,664

Asset-Backed Securities - 26.5%		SHARES
United States - 26.5%
CCAS 2024-1 LLC, 13.07%, 06/16/2031 (i)	11/3/2025	$408,000	$412,690	$413,685
Monroe Capital ABS Funding II LP, 9.70% (1 mo. SOFR US + 6%), 01/07/2036 (b)(g)	12/19/2025	3,900,000	3,900,000	3,900,000
Pagaya AI Debt Grantor Trust 2025-6, 8.48%, 04/15/2033 (i)	9/11/2025	5,000,000	5,000,000	5,012,065
Upgrade Master Pass-Thru Cert Trust Series 2025-ST6, 15.11%, 10/15/2032 (b)(f)(i)(k)	9/3/2025	12,200,000	10,112,746	9,924,101
Total Asset-Backed Securities			19,425,436	19,249,851

Bank Loans - 55.0% (l)		PRINCIPAL AMOUNT
United States - 55.0%
Alloy Merchant Finance LLC Term Loan, 10.37% (1 mo. SOFR US + 6.50%), 01/16/2029 (b)	8/28/2025	$6,450,000	$6,479,362	$6,465,318
D. Miller & Associates Term Loan B, 22.93% (1 mo. SOFR US + 19.00%), 06/23/2026 (b)	8/21/2025	5,655,303	5,655,303	5,655,303
D. Miller & Associates Term Loan C, 20.93% (1 mo. SOFR US + 17.00%), 06/23/2026 (b)	8/21/2025	1,684,027	1,684,027	1,684,027
D. Miller & Associates Term Loan D, 20.93% (1 mo. SOFR US + 17.00%), 06/23/2026 (b)	8/21/2025	1,073,055	1,073,055	1,073,055
P.A. Addi-Victoria Delayed Draw Term Loan B, 12.00% (1 mo. SOFR US + 8.00%), 10/17/2027 (b)	9/8/2025	10,000,000	10,065,081	10,055,789
SFS HOLDCO 1L TL 9/25, 10.79% (3 mo. SOFR US + 7.00%), 10/01/2028 (b)	10/1/2025	15,000,000	14,790,113	14,790,923
SFS HOLDCO 1L REVOLVER 9/25, 10.79% (3 mo. SOFR US + 7.00%), 10/01/2028 (b)	10/1/2025	268,293	264,539	264,553
Total Bank Loans			40,011,480	39,988,968
Corporate Bonds - 12.4% (l)
United States - 12.4%
Alcar Inc., 11.00%, 09/01/2027 (b)	8/28/2025	9,000,000	9,022,704	9,021,546
Total Corporate Bonds			9,022,704	9,021,546

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

Preferred Stock - 2.8%
Financial Services - 2.8%		SHARES
United States - 2.8%
Upgrade, Inc. (b)(e)	9/30/2025	340,275	$1,980,000	$2,004,364
Total Equity Securities			1,980,000	2,004,364
Short-Term Investments - 12.2%
Cash and Cash Equivalents - 12.2%
Money Market Funds - 12.2%
United States - 12.2%
First American Government Obligations Fund Class V, 3.50% (h)	11/5/2025	8,830,633	8,830,633	8,830,633
Total Money Market Funds			8,830,633	8,830,633
Total Short-Term Investments			8,830,633	8,830,633

Total Investments - 158.6%			116,608,229	115,177,026
Liabilities in Excess of Other Assets - (58.6)%				(42,542,490)
Total Net Assets - 100.00%				$72,634,536

Percentages are stated as a percent of net assets.
Principal amounts are stated in U.S. Dollars unless otherwise stated.
SOFR - Secured Overnight Financing Rate.

(a)	Security may be deemed restricted to resale to institutional investors. The aggregate value of these securities is $36,081,664 which represents 49.7% of net assets.
(b)

Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs. The aggregate value of these securities is $100,920,643 which represents 138.9% of net assets.

(c)	Non-income producing security due to default or delinquency. The aggregate value of these securities is $170,868 which represents 0.2% of net assets.
(d)	Rate shown is based on an 18-month maturity date.
(e)	Security is restricted to resale to institutional investors. The aggregate value of these securities is $2,004,364 which represents 2.8% of net assets.
(f)	Underlying holdings are consumer loans.
(g)	New issue security held at par, which the Adviser determined as fair value. Purchase settled on 1/7/2026.
(h)	Rate shown is 7-day effective yield. $8,302,194 of this security is pledged as collateral for the Fund’s line of credit facility.
(i)	Security is pledged as collateral for the Fund’s reverse repurchase agreements.
(j)	Delinquent or defaulted loans that have matured but are still in repayment process. The aggregate value of these securities is $5,990 which represents 0.0% of net assets.
(k)	Represents residual tranche; rate shown represents estimated effective yield.
(l)	Securities are pledged as collateral for the Fund’s line of credit facility.

Reverse Repurchase Agreements

Reverse Repurchase Agreements Sold	PRINCIPAL VALUE
Repurchase Agreement with Goldman Sachs Bank USA, dated 12/17/2025, 5.00%, collateralized by $5,012,065 of Asset Backed Securities, due 03/10/2026	$3,503,500
Repurchase Agreement with Goldman Sachs Bank USA, dated 12/10/2025, 5.79%, collateralized by $9,924,101 of Asset Backed Securities, due 03/10/2026	7,415,313
Repurchase Agreement with Goldman Sachs Bank USA, dated 11/06/2025, 5.24%, collateralized by $413,685 of Asset Backed Securities, due 02/13/2026	309,634

Total Reverse Repurchase Agreements Sold	$11,228,447

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

(A Delaware Statutory Trust)

Consolidated Schedule of Investments

(expressed in U.S. Dollars)

As of December 31, 2025

Open Risk Share Contracts

Description: Consumer Loans - United States

Type: Receive/Pay

Strike: Actual return (net annualized return) greater than or less than expected return

Reference Entity Investment	Counterparty	Reference Entity Vintage	Reference Entity Interest Rate Range	Reference Entity Maturity Date Range	Termination Date	Notional Value	Unrealized Appreciation
Contract 1(1)(2)	A	2025-08	10.38 - 32.39%	August 22, 2028 - August 26, 2030	August 26, 2030	13,789,414	$44,102

Total Open Risk Share Contracts - Consumer Loans							44,102

Description: Asset-Backed Securities - United States
Type: Receive
Strike: Actual losses (cumulative net defaults) greater than expected losses
Contract 2(1)(2)	B	2025-06	15.11% - 15.11%	October 15, 2032 - October 15, 2032	October 15, 2032	10,813,525	$156,255

Total Open Risk Share Contracts - Asset-Backed Securities Residuals							156,255

Total Open Risk Share Contracts							$200,357

(1) Contract is non-income producing and is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.

(2) Contract is restricted to resale. The aggregate value of these contracts is $200,357 which represents 0.3% of net assets.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements

1.	Organization

NB Asset-Based Credit Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2024 and commenced operations on August 20, 2025. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, non-diversified, closed-end management investment company. The Fund is an interval fund, pursuant to which it, subject to applicable law, conducts quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding common shares of beneficial interest (“Shares”) at net asset value (“NAV”). In connection with any given repurchase offer, the Fund currently expects to offer to repurchase 5% of its outstanding Shares but from time to time may offer to repurchase more Shares in order to provide limited liquidity to the Fund’s shareholders.

The Fund’s investment objective is to seek to provide a high level of current income. The Fund will pursue its investment objective primarily by investing in asset-based credit investments to build a portfolio of short duration, income producing assets (e.g., various forms of consumer, small business, trade and receivables finance, real estate and other asset-backed securities). This will include directly originated debt assets, including loans and other debt securities, that are privately negotiated with borrowers.

The Fund may invest directly or through subsidiaries of the Fund (“Subsidiaries”). Certain investments may be held by these Subsidiaries to help effectuate the investment program of the Fund and while such Subsidiaries will not be registered under the 1940 Act, the Fund will wholly own and control any Subsidiaries. The Fund has consolidated the following Subsidiaries: NB Asset-Based Credit Holdings A LLC (“Holdings A”), formed on January 17, 2025, and NB Asset-Based Credit Holdings B LLC (“Holdings B”), formed on January 17, 2025. Holdings A holds certain loan investments including term loans and revolvers, and excluding whole loans). Holdings B holds asset-backed securities (including bonds and equities), as well as repurchase agreements on those asset-backed securities. Holdings A wholly owns NB Asset-Based Credit Trust 2025-1, formed on February 4, 2025, which holds the Fund’s whole loan platform investments. Neuberger Berman Investment Advisers LLC serves as the Fund’s investment adviser (“Investment Adviser”). The Investment Adviser has engaged NB Alternatives Advisers LLC as sub-adviser (“Sub-Adviser” and, together with the Investment Adviser, the “Adviser”) to assist with investment decisions. The Investment Adviser and the Sub-Adviser are indirect wholly-owned subsidiaries of Neuberger Berman Group LLC (“Neuberger Berman”), and are each registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.	Significant Accounting Policies

(a)	Basis of presentation

The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund applies specific accounting and financial reporting requirements under the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies. All adjustments considered necessary for the fair presentation of the financial statements, for the period presented, have been included. The books and records of the Fund are maintained in U.S. dollars.

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

(b)	Consolidation

The consolidated financial statements include the accounts of the Fund and the Subsidiaries which all have the same fiscal year-end. All intercompany accounts and transactions have been eliminated in consolidation. Each Subsidiary acts as an investment vehicle in order to invest in asset-based credit investments consistent with the Fund’s investment objective and policies.

(c)	Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from those estimates.

(d)	Cash

Cash held on deposit excludes any investments in money market funds, which are presented within the Investments, at fair value on the Consolidated Statement of Assets and Liabilities. As of December 31, 2025, the Fund had $362,414 in cash balances held at the custodian.

(e)	Expense Allocations

Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes closed-end investment companies for which the Investment Adviser or the Sub Adviser serve as investment manager, that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex can otherwise be made fairly.

(f)	Investment transactions

For the period ended December 31, 2025, aggregate purchases and sales (including paydowns) of securities (excluding U.S. government obligations and short-term securities) by the Fund were $128,724,969 and $20,860,310, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended December 31, 2025.

(g)	Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Interest income is recognized when earned and is not accrued when collection appears unlikely. Specifically regarding whole loans, the Fund ceases to accrue additional interest on loans that are more than thirty days past due. If a borrower makes a payment on a late loan, the Fund will capture any unaccrued income at the time of the payment. The Fund will write-off the accrued interest when such loans are no longer deemed collectible. Payment-in-kind (“PIK”) interest is computed at the contractual rate specified in the loan agreement for any portion of the interest which may be added to the principal balance of a loan rather than paid in cash by the obligator on the scheduled interest payment date. PIK interest is periodically

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

added to the principal balance of the loan and recorded as interest income. Changes in cost arising from amortization of purchase premiums and accretion of unearned discounts are recognized as a component of interest income. Interest income from investments in asset-backed securities is recognized and accrued for using the estimated effective yield method over the life of such beneficial interest in the security. The Fund updates the effective yield based on a periodic analysis of the underlying expected cashflows to be collected. Dividend income is accrued for on preferred equities based on the contractual rate.

Investments are carried at their estimated fair values as discussed in Note 2(n). Changes in the estimated fair value of Investments are recognized in current period income. All changes in fair value are recognized as a component of net change in unrealized appreciation (depreciation) on investments.

Purchases and sales of securities are recorded on the purchase or sale trade date with realized gains and losses included as a component of net realized gain (loss) on securities in the Consolidated Statement of Operations. Realized gains and losses from sales of investments are determined on a specific identification basis.

(h)	Income Taxes

The Fund intends to elect to be treated for federal income tax purposes, and intends to qualify annually, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and will distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 “Income Taxes” sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Consolidated Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Fund management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for the current year and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund has adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”) for the period ended December 31, 2025. The adoption of this standard affected only the financial statement disclosures and had no impact on the Fund’s financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when material payments are made. For the period ended December 31, 2025, Management determined that the income taxes paid by the Fund were not significant.

The Fund intends to be treated as a “dealer in securities” within the meaning of Section 475(c)(1) of the Code. Section 475 of the Code requires that a dealer must generally “mark to market” all the securities which it holds at the close of any taxable year, other than any securities identified as held for investment. As a result, the Fund will be required to take into account gain or loss (treated as ordinary

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

income or loss) each year based on the appreciation or depreciation in the value of such loans and other securities, and any gain or loss recognized on the sale of any such loan or security would be treated as ordinary income or loss. In addition, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes if not subject to the mark to market rules. The Fund may also have to include in its taxable income other amounts that it has not yet received in cash but has been allocated to it as a result of its investments in entities treated as partnerships for U.S federal income tax purposes.

For federal income tax purposes, the estimated cost of investments held at December 31, 2025 was $115,377,383. There was no unrealized appreciation or depreciation on investments held at December 31, 2025 for federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of common Shares of the Fund. For the period ended December 31, 2025, the Fund recorded permanent reclassifications primarily related to non-deductible offering costs paid by the Fund. For the period ended December 31, 2025, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total distributable loss
$(389)	$389

The tax character of distributions paid during the period ended December 31, 2025, was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2025	$ 2,940,883	$ -	$2,940,883

As of December 31, 2025, the components of distributable losses on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$ -	$ -	$ -	$(725,075)	$ -	$(725,075)

The temporary differences between the book basis and tax basis distributable earnings are primarily due to the Fund’s IRC 475 mark to market adjustment.

Under current tax regulations, capital losses realized on investment transactions after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under current tax

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

rules, the Fund may also defer any realized late-year specified losses as occurring on the first day of the following fiscal year. Late-year specified losses (ordinary losses from the sale, exchange, or other disposition of property, net foreign currency losses and net Section 475 mark to market losses) represent realized losses on investment transactions after October 31. For the period ended December 31, 2025, the Fund elected to defer the following late-year ordinary losses and post October capital losses:

Late-Year Specified Loss Deferral	Post October Capital Loss Deferral
$ (725,075)	$ 0

(i)	Segment Reporting

The Fund is subject to FASB Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (“CODM”) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Investment Adviser acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategies as disclosed in its prospectus and/or annual report. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets, which are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment, are consistent with that presented within the Fund’s financial statements.

(j)	Organization and Offering Costs

The Adviser agreed that the aggregate organizational and offering expenses of the Fund shall be borne by the Adviser until, and only if, the Fund has reached the following thresholds in Net Assets (“Net Assets” means the total assets of the Fund minus the Fund’s liabilities): $200 million, $300 million, and $400 million; at each threshold, 1/3 of the total amount of the aggregate organizational and offering expenses of the Fund shall become an expense obligation of the Fund and the Fund agrees to repay the Adviser such amount (the “O&O Limitation”). If the Fund does not reach such thresholds in Net Assets, the organizational and offering expenses borne by the Adviser are not subject to recoupment from the Fund.

Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. Organization costs paid by the Adviser subject to potential recoupment amount to $179,828. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs paid by the Adviser subject to potential recoupment amount to $581,045. The Fund did not record any of the organization or offering costs as the Fund has not met the required thresholds to record such costs. The total organization and offering costs subject to potential recoupment are $760,873.

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

(k)	Distributions to Shareholders

The Fund intends to make quarterly distributions of net investment income, after payment of interest on outstanding borrowings, if any. Distributions to shareholders cannot be assured, and the amount of each quarterly distribution is likely to vary. It is possible, although not intended, that distributions could exceed net investment income and net short-term and long-term capital gain, resulting in a return of capital. Nevertheless, there can be no assurance that the Fund will pay distributions to shareholders at any particular rate. Each year, a statement on Internal Revenue Service Form 1099-DIV identifying the amount and character of the Fund’s distributions will be mailed to shareholders.

The Fund intends to be treated as a “dealer in securities” within the meaning of Section 475(c)(1) of the Code. Section 475 of the Code requires that a dealer must generally “mark to market” all the securities which it holds at the close of any taxable year. Any gain or loss realized or deemed realized with respect to a security held by a dealer, regardless of whether such gain or loss is realized as a result of an actual disposition or a deemed disposition under the mark-to-market rule, is generally treated as ordinary income or loss. The mark-to-market rule does not apply to any security held for investment that the dealer properly identifies as such.

In the years in which the Fund incurs net mark to market losses as a result of Section 475(a)(2), the Fund may be required to make distributions. To the extent that any portion of the Fund’s distributions are considered a return of capital to shareholders, such portion would not be considered dividends for U.S. federal income tax purposes and would represent a return of the amounts that such shareholders invested. Although such return of capital distributions are not currently taxable to shareholders, such distributions will have the effect of lowering a shareholder’s tax basis in such Shares and could result in a higher tax liability when the Shares are sold, even if they have not increased in value, or in fact, have lost value. The Fund’s final distribution for each tax year is expected to include any remaining investment company taxable income and net tax-exempt income undistributed during the tax year, if any, as well as any undistributed net capital gain realized during the tax year, if any. This distribution policy, may, under certain circumstances, have adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratios. The distribution policy also may cause the Fund to sell securities at a time it would not otherwise do so to manage the distribution of income and gain.

(l)	Dividend reinvestment plan

The Fund has adopted an “opt out” dividend reinvestment plan (the “DRIP”). Shareholders that wish to participate in the DRIP will not be required to take any action. A participating Shareholder’s distribution amount will purchase Shares at the NAV of the Fund. Shareholders that wish to receive their distributions in cash may do so by making a written election to not participate in the DRIP by contacting the plan administrator, SS&C GIDS, Inc. who serves as the Fund’s transfer agent.

(m)	Indemnifications

Like many other companies, the Fund’s organizational documents provide that its officers, directors, and other personnel are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

(n)	Investment Valuation and Fair Value Measurement

The Fund’s Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund will value its investments. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s Investment Adviser as the Fund’s valuation designee (the “Valuation Designee”). The Valuation Designee, with assistance from the Sub-Adviser, is responsible for determining fair value in good faith for the Fund’s investments without readily available market quotations, subject to oversight by the Board. The Investment Adviser has established the NB Specialty Finance Valuation Committee (the “Valuation Committee”), which is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision.

In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by the Fund are carried at the value that the Valuation Designee believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, the Valuation Designee may need to apply significant judgment to value investments in accordance with ASC 820.

The Valuation Designee has an established and well-documented process for determining fair value. The Valuation Designee will fair value portfolio investments utilizing inputs from various external and internal sources including, but not limited to, independent pricing services, dealer quotation reporting systems, independent third-party valuation firms and proprietary models and information. When determining the fair value of an investment, one or more fair value methodologies may be used. Fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Fair value is based on quoted market prices, where available. Where listed or quoted market prices are not available, the Valuation Designee engages an independent third-party valuation agent that has developed models that consider relevant market-based transactions or independently sourced market parameters to assist in the valuation process. Although the Valuation Designee may engage the services of an independent third-party valuation agent, it maintains the overall responsibility to determine fair value.

Listed below is a summary of certain methods generally used currently to value the Fund’s investments under the approved procedures:

Publicly traded equity securities are valued using the last sale prices at the official close as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. The valuations of money market funds are based on the daily closing NAV of that money market fund. The fair values of investments in common stock and preferred equities for which market prices are not

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

readily available, such as investments in privately held companies, may be determined using market-based approaches, including precedent transactions, public market comparables, book values or other relevant metrics, or using income-based approaches, including discounted anticipated future cash flows of the company.

Exchange-traded derivatives, such as futures, interest rate swaps, and options, are valued at the settlement price on the exchange on which they trade or the mean of the bid and asked price. Financial futures will generally be valued at the settlement price. Interest rate swaps will generally be valued at the settlement price or the mean of the bid and asked price. Exchange-traded options will generally be valued at the latest reported sale price on the exchange on which they trade, or if there is no reported sale, the option will generally be valued at the mean between the latest bid and asked prices.

Non-exchange traded derivatives are generally valued on the basis of valuations provided by independent third-party pricing vendors or, if vendor prices are unavailable, quoted by an active broker-dealer.

Investments in whole loans, such as consumer and small business loans, are valued using an income approach through the discounted cash flow (DCF) method by projecting contractual cash flows for each loan for its remaining term. Contractual cash flows are adjusted for expected charge-off (defaults), recovery (given default), and early prepayments. Expected loss and prepayment are calculated by employing loan-level statistical models that take into account both contractual features of loans and credit characteristics of borrowers. The models also take into account the delinquency of loans as a predictor of default. Delinquent loans are marked down according to estimates of “roll rate” probabilities from transition models. The models are calibrated (on a regular basis) using actual loan performance of similar loans in the market. As a final step in valuation, projected risk-adjusted cash flows are discounted at the required market rate of return – which is calculated as par purchase (yield) for new issuance in each credit segment. Underlying data is received directly from lender/originating platforms. The data includes the historical performance of all loans on each platform (for calibrating the credit model) as well as the Fund’s investments (which includes loan tapes with loan and borrower attributes, and the latest performance for each loan).

The Fund, in accordance with the investment limitations approved by the Board, will limit its investments in such loans to those originated by platforms that will provide the Fund with individual loan-level data on an ongoing basis throughout the life of each individual loan that is updated periodically as often as the NAV is calculated to reflect new information regarding the borrower or loan. The Fund will not invest through platforms where it cannot evaluate the completeness and accuracy of the individual loan data provided by the platforms relevant to the existence and valuation of the loans purchased and utilized in the accounting of the loans.

The Fund accounts for loans purchased from lending platforms at the individual loan level for valuation purposes, and such loans are fair valued using inputs that take into account borrower-level data that is updated as often as the NAV is calculated to reflect new information regarding the borrower and loan. Such borrower-level data will include the borrower’s payment history, including the payment, principal and interest amounts of each loan and the current status of each loan, which will allows determination, among other things, the historical prepayment rate, charge-off rate, delinquency and performance with respect to such borrower/loan.

The Fund is permitted to invest in funded and unfunded revolving credit facilities (“Revolvers”). For the valuation of these Revolvers, proprietary models are used to compute loan-level cash flow projections for

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

the underlying collateral. Valuation of the given tranche is performed primarily by analyzing the underlying loan collateral performance, delinquency rate, and pre-payment rates. The collateral cash flow is then allocated to various tranches (if more than one) of the complete revolving loan structure per the waterfall priority of payments. The Valuation Designee further looks at the excess spread and interest coverage as well as the remaining first loss protection to determine a final valuation for the given loan/tranche.

For assets owned through a loan participation arrangement with another manager, the Valuation Designee may utilize that manager’s valuation as a practical expedient pursuant to review and oversight by the Valuation Designee pursuant to the fair value guidelines of ASC 820.

Other fixed income and credit securities, including ABS, corporate and government debt securities, mortgage-backed securities, and loans are valued by an independent pricing service on the basis of market quotations. The Valuation Designee will monitor the reasonableness of valuations provided by the pricing service.

For asset-backed securities residuals and marketplace lending securitizations, models are used to compute loan-level cash flow projections for the underlying collateral, which get recalibrated with most recent performance data on a regular basis. The collateral cash flow is then allocated to various tranches of securitization structure per the waterfall priority of payments. Valuation of various tranches is then performed by discounting projected cash flows at the appropriate market required rate of return. Given the sensitivity of residuals’ expected cash flows to estimates of default and prepayments rates, computations of residuals over a set of scenarios to capture alternative views.

To determine fair value of preferred equity securities, the Valuation Designee estimates the enterprise value of each portfolio company and compares such amount to the total amount of the company’s debt and equity as well as the level of debt senior to the Fund. Estimates of enterprise value are based on a specific measure (such as EBITDA, free cash flow, net income, book value or NAV) believed to be most relevant for the given company and compares this metric in relation to comparable company valuations (market trading and transactions) based on the same metric. In determining the enterprise value, the Valuation Designee will further consider the company’s acquisition prices, credit metrics, historical and projected operational and financial performance, liquidity as well as industry trends, general economic conditions, scale and competitive advantages along with other factors deemed relevant. Valuation adjustments are made if estimated enterprise value does not support the value of debt and equity securities the Partnership is invested in and securities senior to our position. In certain instances, the Valuation Designee will use a modified income approach to determine the value of the preferred equity security based on the calculated dividend and discount rate.

The values of equity securities are determined by the Valuation Designee’s Valuation Committee using a factor change calibration approach based generally on three factors, as applicable or appropriate: (1) private market transactions; (2) company performance; and (3) public market comparables, with such factors reviewed on an ongoing basis as needed by the Valuation Designee’s Valuation Committee. The value of warrants is determined by a standard option pricing model with volatility estimated from public comparables. The Fund’s equity securities (including warrants) will be marked down upon negative developments, financial or managerial, at the company, or negative trends affecting the company’s industry.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

exchange rates obtained from pricing services. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of the securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

If a valuation for a security is not available from an independent pricing service or if the Valuation Designee believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods utilized by the Valuation Designee. Prospective Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net asset value if the judgments of the Valuation Designee should prove incorrect.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of consolidated financial statement items by level that are measured at estimated fair value on a recurring basis as of December 31, 2025:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Whole Loans
Consumer Loans(1)	$-	$-	$17,413,935	$17,413,935
Small Business Loans(1)	-	-	18,667,729	18,667,729

Total Whole Loans	-	-	36,081,664	36,081,664
Asset-Backed Securities(1)	-	5,425,750	13,824,101	19,249,851
Bank Loans(1)	-	-	39,988,968	39,988,968
Corporate Bonds(1)	-	-	9,021,546	9,021,546
Preferred Stock(1)	-	-	2,004,364	2,004,364
Money Market Funds	8,830,633	-	-	8,830,633

Total Assets	$8,830,633	$5,425,750	$100,920,643	$115,177,026

Other Financial Instruments(2)
Unrealized appreciation on risk protection contracts	$-	$-	$200,357	$200,357

Total	$-	$-	$200,357	$200,357

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments
(2)	These instruments are reflected as unrealized appreciation (depreciation) on the instrument on the Fund’s Consolidated Schedule of Investments.

When a determination is made to classify an investment within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs in the overall fair value measurement. However, Level 3 investments typically include, in addition to the unobservable or Level 3 inputs, observable components that are actively quoted or can be validated to market-based sources. The reported gains and losses may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended December 31, 2025:

	Whole Loans
	Consumer Loans	Small Business Loans	Asset- Backed Securities	Bank Loans	Corporate Bonds	Preferred Stock	Risk Share Contracts
Beginning Balance -August 20, 2025	$-	$-	$-	$-	$-	$-	-
Acquisitions	25,411,089	25,524,568	15,764,350	45,537,172	9,035,000	1,980,000
Sales/Paydowns	(6,893,590)	(6,660,746)	(1,751,604)	(5,544,935)	-	-	(57,594)
Realized gains (lossses), net	(41,010)	(2,336)	-	36,021	-	-	57,594
Change in unrealized appreciation/(depreciation)	(1,062,555)	(193,757)	(188,645)	(22,512)	(1,159)	24,364	200,357
(Amortization of premium) accretion of discount	-	-	-	(16,778)	(12,296)	-	-
Transfers in/(out) of Level 3	-	-	-	-	-	-	-

Ending Balance -December 31, 2025	$17,413,935	$18,667,729	$13,824,101	$39,988,968	$9,021,546	$2,004,364	$200,357

Change in unrealized appreciation/depreciation on investments still held as of December 31, 2025	$(1,062,556)	$(193,757)	$(188,645)	$(22,511)	$(1,159)	$24,364	$200,357

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NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of December 31, 2025:

Asset Category	Fair Value ($)	Valuation Technique	Input	Range	Weighted Average(1)	Impact to valuation from increase in input(2)
			Discount Rate	10.96% -11.51%	11.37%	Decrease
Consumer Loans	17,413,934	Discounted Cash Flow	Net Loss Rate (% Current Balance)	8.74% - 25.32%	21.18%	Decrease
			Prepay Rate (% Current Balance)	16.67% -25.49%	23.29%	Decrease

			Discount Rate	11.50%	11.50%	Decrease
Small Business Loans	18,667,729	Discounted Cash Flow
			Net Loss Rate (% Current Balance)	3.89%	3.89%	Decrease

Bank Loans	39,988,969	Discounted Cash Flow	Discount Rate	10.32% -25.54%	14.26%	Decrease

			Discount Rate	15.61%	15.61%	Decrease
Asset-Backed Securities	13,824,101	Discounted Cash Flow	Net Loss Rate (% Current Balance)	16.47%	16.47%	Decrease
			Prepay Rate (% Current Balance)	26.61%	26.61%	Decrease

Corporate Bonds	9,021,546	Discounted Cash Flow	Discount Rate	11.18%	11.18%	Decrease

			Dividend Accrual Rate	10.00%	10.00%	Increase
Preferred Stock	2,004,364	Discounted Cash Flow	Anticipated Exit Date	7/31/2027	7/31/2027	Decrease
			Discount Rate	16.00%	16.00%	Decrease

			Downside Protection Cap (% of Originations)	4.00% - 5.00%	4.56%	Increase(3)
			Upside Protection Cap (% of Originations)	5.00%	5.00%	Decrease(3)
Risk Share Contracts	200,357	Discounted Cash Flow
			Discount Rate	11.51% -15.61%	13.31%	Decrease
			Net Loss Rate	16.47% -25.32%	21.43%	Decrease

(1)	Weighted by relative fair value except for Risk Share Contracts, which are weighted by outstanding notional.
(2)

Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(3)

For Risk Share Contracts, the valuation is impacted based on the spread between expected performance and the base case assumptions. Therefore, changes to the upside or downside caps do not necessarily require an update to the valuation.

3.	Investments

(a)	Loans

The Fund invests in loans, including whole loans, fractional loans, term loans, senior secured loans, junior secured loans, mezzanine loans, distressed loans and unsecured loans.

(b)	Whole Loans

When the Fund invests directly or indirectly in whole loans, it typically purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform or its affiliate.

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to investors, less any servicing fees assessed against the Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. Where a platform or its affiliate acts as the loan servicer, there is typically a backup servicer in place in case that platform or affiliate ceases or fails to perform these servicing functions. The Fund, as an investor in a whole loan, would be entitled to receive payment only from the borrower and/or any guarantor, and would not be able to recover any deficiency from the platform, except under very narrow circumstances, which may include fraud by the borrower in some cases. The whole loans in which the Fund may invest may be secured or unsecured.

(c)	Asset-Backed Securities

Asset-backed securities (“ABS”) are typically publicly traded and rated securities but may include below investment grade and unrated tranches. ABS are primarily exposed to the performance and credit risk of the underlying collateral, such as consumer receivables and commercial loans. Such ABS, including mortgage-backed securities, may be issued in different tranches of debt and residual equity interests with different rights and preferences. The Fund may hold any tranche of such ABS. The volume and frequency of the Fund’s sales of pools of loans to securitization vehicles may increase as a more active and reliable secondary market develops over time.

(d)	Participations

When the Fund invests in participation interests, the Fund will typically purchase a fractional or full economic interest in the underlying loan and the lender retains the legal title to such loans with the Fund having a contractual relationship only with the lender and not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower.

(e)	Pass-Through (Residual) Certificates

The Fund invests in pass-through certificates, which are a form of asset-backed security that is backed by a pool of whole loans originated or sourced by one or more third party lenders/originators and that represents the right of the holder to receive specified distributions in respect of such whole loans; specifically, holders are entitled to receive payments on account of principal and interest payments made by borrowers on the underlying loans, as well as proceeds from the sale or liquidation of any loan underlying the pass-through certificate, net of fees, expenses and other amounts payable to the issuer, trustee, originating platform(s) or other third parties as required. Unlike many other asset-backed securities, pass-through certificates are generally not issued with multiple tranches; instead, all holders of a particular certificate share a pro rata interest in the underlying pool of whole loans and distributions with respect thereto. The Fund may sell certain of its loan investments to securitization vehicles formed by third party lenders/originators for the purpose of acquiring such pass-through residual certificates.

(f)	Reverse Repurchase Agreements

The Fund enters into reverse repurchase agreements with banks and brokers, with the Fund as the initial seller of securities to the banks or brokers. A reverse repurchase agreement involves a sale by the Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

continues to receive principal and interest payments on the securities. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation, the Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a security with a market value of $100). The Fund’s use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. The Fund has elected to treat reverse repurchase agreements as derivatives pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”). As required by Rule 18f-4, the Fund’s derivatives exposure (including its use of reverse repurchase agreements) will be limited through a value-at-risk (“VaR”) test. Very generally, VaR is an estimate of an instrument’s or portfolio’s losses over a given time horizon at a specified confidence level. Under Rule 18f-4, the Fund will be required to limit the VaR of the Fund’s portfolio to less than 200% of the VaR of a “designated reference portfolio,” which is, in general, either an unleveraged index approved by the Fund’s derivatives risk manager or the Fund’s own portfolio of securities or other investments, excluding any derivatives transaction. The Fund expects that its use of reverse repurchase agreements and other similar derivatives transactions to obtain leverage will enable the Fund to obtain substantially more leverage than would be possible if the Fund obtained leverage only through senior securities subject to the 300% asset coverage requirement contained in Section 18 of the 1940 Act. For the period ended December 31, 2025, the average daily reverse repurchase agreement balance was $9,136,007 and the weighted average interest rate was 5.86%.

The gross obligations for reverse repurchase agreements by the type of collateral pledged and remaining time to maturity is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Asset Backed Securities	$-	$-	$11,228,446	$-	$11,228,446

The gross amounts not offset in the Consolidated Statements of Assets and Liabilities are as follows:

Liabilities:	Gross Amount of Recognized Liabilities	Gross Amount Offset In The Consolidated Statements of Assets and Liabilities	Presented In The Net Amounts Consolidated Statements of Assets and Liabilities		Financial Instruments	Collateral Pledged(1)	Net Amount
Reverse Repurchase Agreements	$11,228,446	$-	$	11,228,446	$-	$(11,228,446)	$-

(1)

Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty. The fair value of collateral pledged is $15,349,851.

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

(g) Equity Securities

The Fund invests in public or private equity securities issued by specialty finance originators and companies that own and operate lending platforms and financial technology companies, including common stock, preferred stock, convertible stock and/or warrants. Equity investments may afford the Fund voting rights as well as the opportunity to receive dividends and/or capital appreciation, although warrants, which are options to purchase equity securities at specific prices valid for a specific period of time, typically have no voting rights, receive no dividends and have no rights with respect to the securities of the issuer unless and until they are exercised for the underlying securities.

(h) Risk Share Contracts

The Fund has entered into a risk share contract with a lending platform under a program agreement. This contract tracks performance of select consumer whole-loan vintages (groups of loans originated in the same month) purchased under the program and compares actual or current expected net annualized returns (“NAR”) versus initial expected (underwritten) net annualized returns for those vintages. If, for an eligible vintage, performance is below the initial expectation, the platform must pay the Fund a downside protection amount (subject to a cap per vintage). Conversely, if performance exceeds the initial expectation, the Fund must pay an upside protection amount to the lending platform (subject to a cap per vintage). Accordingly, the Fund recognizes an unrealized gain (subject to the applicable cap) when current actual performance of a vintage is below the initial expectation, and recognizes a realized gain when, at maturity and each monthly clean-up for the vintage, cumulative actual performance is below the initial expectation. For this contract, the Fund recognizes an unrealized depreciation (subject to the applicable cap) when cumulative current expected performance is above the initial expectation and recognizes a realized loss when, at maturity and each monthly clean-up for the vintage, cumulative actual performance is above the initial expectation. Caps are set as a percentage of purchased notional per vintage; downside and upside amounts are each limited to a maximum of 5% of the original principal balance of loans in the eligible vintage. This contract is a single contract amongst several affiliated funds managed by the Sub-Adviser. The original principal balance pertaining to this contract was $15,118,500, and therefore the maximum risk share payment is capped at $755,925. The Fund’s fair value measurement incorporates these caps, expected-versus-initial performance assessments, escrow funding and release mechanics, and program-level collateralization features at each reporting date. The average monthly notional amount of this risk share contract during the period ended December 31, 2025 was $14,394,743 of underlying principal balance, subject to the per vintage cap described above. The amount of risk protection payments received by the Fund during the reporting period for this contract was $57,594 and is reported as a realized gain in the Consolidated Statement of Operations.

The Fund has also entered into a risk protection contract with another lending platform. This risk protection contract contains a one-way loss (downside) protection for the Fund related to the performance of the asset-based security pass-through certificate held by the Fund. On each testing date, the paying agent will calculate the cumulative net default ratio. If cumulative net defaults exceed scheduled charge-off triggers, lending platform must make protection payments to the Fund, capped at 4.0% of the cutoff-date loan balance. If however, cumulative net defaults result in a rebate, the paying agent will withhold an amount equal to such rebate out of the residual interest waterfall before paying the Fund, and remit such amounts back to the lending platform, provided that such rebate payments do not exceed the aggregate protection payment amounts paid to the Fund during prior testing dates. No such liabilities are borne out of the rebate. Accordingly, the Fund recognizes an unrealized gain

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

(subject to the applicable cap) when current actual cumulative defaults are above the initial expectation, and recognizes a realized gain when, at maturity and each monthly clean-up, cumulative actual defaults are above the initial expectation. The average notional amount of this risk protection contract during the period ended December 31, 2025 was $11,321,649 for long contracts. The Fund did not receive any risk protection payments from the lending platform during the reporting period.

(i)	Derivative Contracts

The Fund records derivative contracts as assets or liabilities at fair value in its consolidated financial statements. Gains and losses from derivative contracts are included in net unrealized and realized gains (losses) in the Consolidated Statement of Operations.

Derivatives may include, without limitation, options, futures contracts, options on futures contracts, forward foreign currency exchange contracts, “spot” transactions, derivatives and swap arrangements involving securities indices or other indices, financial instruments, interest rates, currencies, commodities, risk share contracts and credit default swaps.

In the normal course of business, the Fund enters into derivative contracts for trading and hedging purposes in order to meet the investment objectives of the Fund. Derivatives are valued at fair value by using independent prices from major exchanges or, if not available, independent broker quotations or pricing models that consider the time value of money, volatility, and the current market and contractual prices of the underlying instrument. The resulting changes in fair value are reflected in the net realized gain (loss) and change in unrealized gain (loss) on investments in the Consolidated Statement of Operations.

As of December 31, 2025, the Fund held the following derivative instruments:

Derivative Type	Consolidated Statement of Assets and Liabilities	Fair Value
Risk share contracts (Asset)	Unrealized appreciation on risk share contracts	$200,357

The effect of transactions in derivative instruments for the period ended December 31, 2025 was as follows:

Derivative Type	Consolidated Statement of Operations	Amount of Gain (Loss) Recognized in Income on Derivatives
Risk share contracts	Net change in unrealized appreciation on risk share contracts	$200,357
Risk share contracts	Net realized gain on risk share contracts	$57,594

4.	Agreements & Related Party Transactions

(a)	Investment Advisory Agreement and Investment Sub-Advisory Agreement

The Investment Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement and incurs research, travel and other expenses related to the selection and monitoring of underlying investments. Further, the Investment Adviser provides certain management and administrative services including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

In consideration for services provided under an investment sub-advisory agreement, the Investment Adviser pays the Sub-Adviser a monthly fee equal to 90% of the Management Fee (as defined below) and pays quarterly 100% of the Incentive Fee (as defined below) received from the Fund.

(b)	Management Fee

In consideration of the investment advisory and management services provided by the Investment Adviser pursuant to the investment advisory agreement, the Fund pays the Investment Adviser a monthly management fee (the “Management Fee”) at an annual rate of 1.00% of the average daily net assets. The Management Fee will be calculated and payable monthly in arrears. For the period from commencement of operations to December 31, 2025, the Management Fee amounted to $230,278.

The Investment Adviser has agreed, that for the period beginning on the date of commencement of operations (the “Commencement Date”) of the Fund through the date that is one year from the Commencement Date, to reduce its Management Fee to 0.50% per annum of the average daily Net Assets of the Fund (the “Fee Waiver”). Amounts waived by the Investment Adviser pursuant to this agreement are not subject to recoupment by the Investment Adviser. The amount waived under the Fee Waiver was $115,139 for the period ended December 31, 2025.

(c)	Incentive Fee

In addition to the annual management fee, the Fund will pay the Investment Adviser an income based incentive fee (“Incentive Fee”). The Incentive Fee is based on income, whereby the Fund will calculate and pay quarterly in arrears 10% of its Pre-Incentive Fee Net Investment Income (as defined below) for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s “adjusted capital,” equal to 1.25% per quarter (or an annualized hurdle rate of 5.00%), subject to a “catch-up” feature. For this purpose, “Pre-Incentive Fee Net Investment Income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter. Pre Incentive Fee Net Investment Income does not include any realized capital gains or losses or unrealized capital appreciation or depreciation.

The “catch-up” provision is intended to provide the Investment Adviser with an incentive fee of 10% on all of the Fund’s Pre-Incentive Fee Net Investment Income when the Fund’s Pre-Incentive Fee Net Investment Income reaches 1.3889% of Net Assets in any calendar quarter.

Thus, each calendar quarter the Fund will compare its Pre-Incentive Fee Net Investment Income, expressed as a percentage of the Fund’s Net Assets in respect of the relevant calendar quarter, to a hurdle rate of 1.25%. If the Fund’s Pre-Incentive Fee Net Investment Income is less than the hurdle rate, then the Investment Adviser will not be paid the Incentive Fee in respect of that quarter. If the Fund’s Pre-Incentive Fee Net Investment Income is between 1.25% and 1.3889% (the “Catch-up Range”), then the Investment Adviser will be paid the Incentive Fee in respect of that quarter in an amount equal to 100% of the Fund’s Pre-Incentive Fee Net Investment Income within the Catch-up Range (the “Catch-up Amount”). If the Fund’s Pre-Incentive Fee Net Investment Income exceeds 1.3889%, then the Investment Adviser will be paid the Incentive Fee in respect of that quarter in an amount equal to the Catch-up Amount plus 10% of net investment income above 1.3889%. For the period from commencement of operations to December 31, 2025, the Incentive Fee amounted to $376,145.

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

(d)	Expense Limitation Agreement

The Investment Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses, exclusive of certain “Excluded Expenses” listed below, do not exceed 0.75% of the average daily Net Assets of Institutional Class Shares (which may be referred to herein as “Class I”), Class A-1 Shares, and Class A-2 Shares (the “Expense Limitation”). “Excluded Expenses” include: (i) the Management Fee; (ii) the Incentive Fee; (iii) any Distribution and Servicing Fee (as defined below); (iv) all fees and expenses of special purpose entities and securitization vehicles in which the Fund or a subsidiary invests (including management fees, performance based incentive fees, and administrative service fees); (v) fees payable to third parties in connection with the sourcing or identification of portfolio investments; (vi) acquired fund fees and expenses of the Fund or a subsidiary; (vii) interest payments incurred by the Fund or a subsidiary; (viii) fees and expenses incurred in connection with any credit facilities obtained by the Fund or a subsidiary; (ix) taxes of the Fund or a subsidiary; (x) transactional costs associated with consummated and unconsummated transactions, including legal costs, sourcing fees, servicing fees and brokerage commissions, associated with the acquisition, disposition and maintenance of investments; (xi) fees payable to data management and financial operations platforms used in connection with the Fund’s investments; (xii) valuation service providers; and (xiii) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence).

With respect to each class of Shares, the Fund has agreed to repay the Investment Adviser any fees waived or any expenses the Investment Adviser reimburses pursuant to the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the annual operating expenses for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Investment Adviser, whichever is lower. Any such repayments must be made within three years after the month in which the Investment Adviser incurred the expense. For the avoidance of doubt, this provision applies to both the Expense Limitation and the O&O Limitation.

The Expense Limitation Agreement has an initial term ending one year from the date of commencement of operations of the Fund, and the Investment Adviser may extend the term for a period of one year on an annual basis. The Investment Adviser may not terminate the O&O Limitation without prior approval of the Board and, before the date that is one year from the commencement of operations, the Investment Adviser may not terminate the Expense Limitation without prior approval of the Board. During the period ended December 31, 2025, the Investment Adviser reimbursed the Fund in the amount of $753,842 for expenses accrued above the Expense Limitation. This is shown as part of the Consolidated Statement of Operations.

(e)	Distributor

Class A-1 Shares and Class A-2 Shares are subject to a distribution and servicing fee (“Distribution and Servicing Fee”) at an annual rate of 0.75% based on the aggregate Net Assets of the Fund attributable to such class payable to Neuberger Berman BD LLC, an affiliate of the Adviser (the “Distributor”). For purposes of determining the Distribution and Servicing Fee, net asset value will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Institutional Class Shares are not subject to a Distribution and Servicing Fee.

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

(f)	Related Parties

During the period from commencement of operations to December 31, 2025, Neuberger Berman Group LLC, the parent of the Adviser made several purchases of Institutional Class Shares, which amounted to $73,260,000. Neuberger Europe Holdings LLC, a subsidiary of Neuberger Berman Group LLC, provided the initial statutory seed investments of $100,000 of Institutional Class Shares in the Fund.

(g)	Trustees Compensation

The Board consists of six Trustees, all of which are not “interested persons” of the Fund as defined by Section 2(a)(19) of the 1940 Act. Compensation to the Board is paid and expensed by the Fund on a quarterly basis. The Trustees are also reimbursed for out of pocket expenses in connection with providing their services to the Fund. For the period ended December 31, 2025, the Fund incurred $258,818 in Trustees fees and expenses.

5.	Custody and Fund Administration

(a)	Custodian

U.S. Bank National Association. (“U.S. Bank”) serve as the Fund’s custodian. The Fund pays U.S. Bank a monthly fee based on the average daily market value of all securities and cash held by the Fund, plus certain transaction fees.

(b)	Fund Administration

U.S. Bancorp Fund Services, LLC (“USBFS”), an affiliate of U.S. Bank, serve as the Fund’s administrator and provides certain administrative services necessary for the operation of the Fund, including maintaining certain Fund books and records, providing accounting and tax services and preparing certain regulatory filings. The Fund pays USBFS a monthly fee for these services on a tiered schedule at an annual rate based on its average daily Net Assets, subject to a minimum annual fee.

(c)	Transfer Agent

SS&C GIDS, Inc. (“SS&C”) serves as the Fund’s distribution paying agent, transfer agent and registrar. The Fund pays SS&C a monthly base fee, an asset-based tiered fee, and annual per shareholder account charges for these services.

6.	Capital Shares

(a)	Share Classes

The Fund offers three separate classes of Shares designated as Class I, Class A-1, and Class A-2. Each class of Shares has differing characteristics, particularly in terms of the sales charges that Shareholders in that class may bear, and the distribution and service fees that each class may be charged. The Fund may offer additional classes of Shares in the future.

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

(b)	Minimum Investment

The minimum initial investment in the Fund by any investor in Class I, Class A-1 or Class A-2 Shares is $2,500, and the minimum additional investment in each class of Shares is $2,500. The Fund, in its sole discretion, may accept investments below these minimums.

(c)	Purchasing Shares

The Shares will be offered on a continuous basis at an offering price equal to the Fund’s then-current NAV per Share, plus any applicable sales load. Shares generally are offered for purchase on any day the New York Stock Exchange is open for business (each, a “Business Day”), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The purchase price of the Shares is based on the net asset value as of the date such Shares are purchased. The price of the Shares during the Fund’s continuous offering will fluctuate over time with the NAV of the Shares.

(d)	Periodic Repurchase Offers

The Fund is an “interval fund” and has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. The Fund intends to provide written notice of quarterly repurchase offers in the months of January, April, July and October. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Written notification of each quarterly repurchase offer (the “Repurchase Offer Notice”) is sent to shareholders at least 21 calendar days before the repurchase request deadline (i.e., the date by which shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”); however, the Fund will seek to provide such written notification earlier but no more than 42 calendar days before the Repurchase Request Deadline. Shareholders may withdraw or modify their requests to tender their Shares for repurchase at any time prior to the Repurchase Request Deadline. The NAV at which a repurchase is effected will be calculated no later than the 14th calendar day (or the next business day if the 14th calendar day is not a business day) after the Repurchase Request Deadline (the “Repurchase Pricing Date”). The Fund will distribute payment to shareholders within seven calendar days after the Repurchase Pricing Date.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of Shares not to exceed 2% of the Shares outstanding on the repurchase request deadline.

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

The following table is a reconciliation of Shares sold, issued, and repurchased for the period ended December 31, 2025:

Class I
Shares sold…	7,286,427
Shares issued to holders in reinvestment of distributions……	-
Shares repurchased…	-

Net increases in shares shares outstanding…	7,286,427
Shares outstanding, beginning of period…	10,000

Shares outstanding, ending of year…	7,296,427

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

7.	Line of Credit and Financing Facility

The Fund has a secured, revolving line of credit facility with Sun Life Assurance Company of Canada and Sun Life Financial Trust Inc. (the “Sun Life Facility”). The breakdown of commitments by the lenders is as follows;

Sun Life Assurance Company of Canada	$42,500,000
Sun Life Financial Trust Inc	$7,500,000

Both Holdings A and NB Asset-Based Credit Trust 2025-1 are named as borrowers of the Sun Life Facility, and as such, have pledged a first-priority security interest in all assets held within each entity.

Interest for each billing period is computed by applying a daily periodic rate of (i) SOFR plus 2.125% (“SOFR Rate Loan”) on funded amounts. As of December 31, 2025, the interest rate on the outstanding balance was approximately 5.99% per annum. The Sun Life Facility has a scheduled maturity date of August 21, 2027, subject to a 2-year extension with an applicable extension fee, at which time the Fund will repay the principal balance in full. The Fund paid an upfront fee of 0.25% for the Sun Life Facility and pays fees on unused balances of 0.35% per annum pending certain conditions. The unused fee has been waived for the initial 6-month period (the “Ramp-Up Period”), ending February 21, 2026.

As of December 31, 2025, the Fund had $28,500,000 of borrowing against the Sun Life Facility. During the period ended December 31, 2025, the Fund incurred interest expense of $557,068. In connection with this facility, the Fund also paid an upfront fee of $125,000 to the lender, and incurred $443,847 in legal fees, both of which are being amortized over a 4-year period. During the period ended December 31,2025, this amortization amounted to $59,532. The remaining unamortized balance is reflected in the Consolidated Statement of Assets and Liabilities as deferred debt issuance costs. This interest expense and amortization are combined into Interest expense and debt issuance costs on the Fund’s Consolidated Statement of Operations. Detailed below is summary information concerning the borrowing:

# of Days Outstanding	Average Daily Balance	Annualized Weighted Average Rate
133	$24,364,662	6.19%

As of December 31, 2025, the Fund was in compliance with the covenants as detailed within the Sun Life Facility agreement.

8.	Commitments and Contingencies

The Fund holds an investment in a revolving credit facility held at the fair value of the funded portion which amounts to $264,553; the funded portion of $268,293 was funded net of a 1.5% upfront fee, which is being amortized as a discount. The total commitment is $1,000,000, of which $731,707 remains an unfunded commitment on this facility.

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

9.	Financial Highlights

The following represents per Share data, ratios to average Net Assets and other financial highlights information for Shareholders for the period from commencement of operations through December 31, 2025.

Class I
Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations
Net investment income(1)	0.55
Net realized and unrealized gains (losses) ………	(0.20)

Total from investment operations	0.35

Less distributions to shareholders
Distributions from net investment income	(0.40)

Total distributions	(0.40)

Net asset value, end of period …………………………………………………	$9.95

Total return(2)(3)	3.54%

Supplemental Data and Ratios:
Net assets, end of period (000s)	$72,635
Ratio of expenses to average net assets (before expense waivers/reimbursements) (4)(5)	11.42%
Ratio of expenses to average net assets (after expense waivers/reimbursements) (4)(5)	7.65%
Ratio of net investment income to average net assets (before expense waivers/reimbursements) (4)(5)	10.97%
Ratio of net investment income to average net assets (after expense waivers/reimbursements) (4)(5)	14.75%
Portfolio turnover rate(3)	24.26%

Senior security (line of credit), end of period (000’s)	$28,500
Asset coverage, per $1,000 of senior security principal amount(6)	$3,549
Asset coverage ratio of senior security(6)	355%

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor w ould have earned (or lost) on an investment in the Fund during the period (assuming the reinvestment of all distributions).
(3)	Non-annualized.
(4)	Annualized.
(5)	Includes incentive fee expense of 1.63%.
(6)	Represents value of total assets less all liabilities not represented by senior securities at the end of the period divided by senior security principal outstanding at the end of the period.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

NB Asset-Based Credit Fund

Notes to Consolidated Financial Statements

10.	Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments, except as stated below. Subsequent to December 31, 2025, Neuberger Berman Group LLC, the parent of the Adviser, purchased an additional $11,000,000 in Shares. In addition, on February 18, 2026, the Fund amended the Sun Life Facility agreement to extend the Ramp-Up Period to August 21, 2026, which effectively extended the unused line fee waiver for an additional 6-month period.

Approval of Advisory and Sub-Advisory Agreement (Unaudited)

The Board of the Fund considered the approval of the Investment Advisory Agreement between the Fund and Neuberger Berman Investment Advisers LLC (“NBIA”) and the Sub-Advisory Agreement between NBIA, on behalf of the Fund, and NB Alternatives Advisers LLC (“NBAA” and together with NBIA, “Neuberger Berman”), at a meeting held on January 23, 2025 (the “Meeting”). The Board is comprised solely of Independent Trustees, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the “Agreements”), the Independent Trustees were represented and assisted by independent legal counsel.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA’s financial condition. The Board’s counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA’s financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the 1940 Act and the Investment Advisory Agreement.

The Board recognized and noted that the Agreements were substantially similar to the advisory and sub-advisory agreements for the other registered funds that the Board oversees, except for the fees payable thereunder. The Board also discussed and reviewed the Advisory Fee and the Incentive Fee, together with the Sub-Advisory Fee paid by NBIA to NBAA out of the Advisory Fee and Incentive Fee, and the expected effective investment advisory fee rate to be paid by the Fund and the appropriateness of such fees. The Board took into consideration the Expense Limitation Agreement entered into by the Fund and NBIA. The Board reviewed and considered how the proposed Advisory Fee, Incentive Fee and Sub-Advisory Fee for the Fund reflects the economies of scale for the benefit of the members of the Fund, noting that as the Fund has not commenced investment operations and did not have any assets, economies of scale were not a significant factor for the Fund. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to comparable fund peers of the Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other fund programs. The Board concluded that proposed Advisory Fee, Incentive Fee and Sub-Advisory Fee were fair and reasonable.

The Board discussed and reviewed the nature, extent and quality of services proposed to be rendered to the Fund by NBIA and NBAA. The Board reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the proposed portfolio managers to manage the Fund, including their experience managing private funds with a similar asset-backed credit strategy as the Fund, other registered funds that the Board oversees and the background and expertise of the key personnel and amount of time they would be able to devote to the Fund ‘s affairs. The Board concluded that, in light of the particular requirements of the Fund, it was satisfied with the professional qualifications and overall commitment to the Fund of the proposed portfolio management team. As the Fund had not yet commenced operations, the Board was not able to review the Fund ‘s performance.

The Board also reviewed and considered an estimated profitability analysis. The Board noted that the Fund was not operational as of the date of the Meeting and accordingly there were no net profits to NBIA and NBAA at that time.

The Board also continued its review in an executive session in which independent legal counsel was present. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Trustees, determined to approve the Agreements.

Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the Fund’s policies and procedures used to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information regarding proxy votes cast by the Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Important Notice Concerning Our U.S. Privacy Policy (Unaudited)

FACTS	WHAT DOES NEUBERGER BERMAN
DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾

Social Security numbers, dates of birth, and other numerical identifiers

◾

Names and addresses

◾

Driver’s licenses, passports, and other identification documents

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Usernames and passwords

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Internet protocol addresses and other network activity information

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Income, credit history, credit scores, assets, transaction history, and other financial information

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our Affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our Affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For Nonaffiliates to market to you	No	We don’t share

Questions?	Call 646.497.4003 or 866.483.1046 (toll-free) Email NBPrivacyOfficer@nb.com or go to www.nb.com

Important Notice Concerning Our U.S. Privacy Policy (Unaudited) (continued)

Who we are?
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.
What we do?
How does Neuberger Berman protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law and include physical, electronic and procedural safeguards.
How does Neuberger Berman collect my personal information?

We collect your personal information directly from you or your representatives, for example, when you

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seek advice about your investments

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give us your contact or income information

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provide account information or open an account

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direct us to buy or sell securities, or complete other transactions

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visit one of our websites, portals, or other online locations

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

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sharing with Affiliates for everyday business purposes—
information about your creditworthiness

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Affiliates from using your information to market to you

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sharing with Nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

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Our affiliates include, but are not limited to, companies with a Neuberger Berman name; financial companies, such as investment advisers or broker dealers; mutual funds; and private investment funds.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

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Nonaffiliates we share with can include companies that perform administrative services on our behalf (such as vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers, dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ Neuberger Berman doesn’t jointly market.

Disclosure Regarding Fund Trustees and Officers (Unaudited)

Information pertaining to the Board of Trustees is set forth below:

Name, Position(s) Held with Registrant, Address*, and Year of Birth	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Independent Trustees

James D. Bowden, Trustee (1953)	Term Indefinite – Since Inception	Managing Director, NBAA (2015 – 2023)	16	None.

Virginia G. Breen, Trustee (1964)	Term Indefinite – Since Inception	Private investor and board member of certain entities (as listed herein).	16	Trustee/Director of UBS Registered Fund Complex (41 funds); Director of Calamos Fund Complex (58 funds); Director of Paylocity Holding Corp.; Former Director of JLL Income Property Trust, Inc. (2004 – 06/23); Former Director of Tech and Energy Transition Corporation (2021 – 03/23).

Alan Brott, Trustee (1942)	Term Indefinite – Since Inception	Consultant (since 1991 – 2018)	16	Director of Grosvenor Registered Multi- Strategy Funds (3 funds); Director of Hedge Fund Guided Portfolio Solution (part of the Grosvenor complex); Former Director of Stone Harbor Investment Funds (8 funds) (2007 – 2022); Manager of Man FRM Alternative Multi-Strategy Fund LLC (8/09 to 8/21).

Victor F. Imbimbo, Jr., Trustee (1952)	Term Indefinite – Since Inception	President and CEO of Caring Today, LLC, an information and support resource for the family caregiver market (since 2008).	16	Former Manager of Man FRM Alternative Multi- Strategy Fund LLC (10/00 to 8/21).

Disclosure Regarding Fund Trustees and Officers (Unaudited) (continued)

Name, Position(s) Held with Registrant, Address*, and Year of Birth	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Thomas F. McDevitt, Trustee (1956)	Term Indefinite – Since Inception	Managing Partner of Edgewood Capital Partners and President of Edgewood Capital Advisors (since 2002).	16	Former Director of Jones Lang LaSalle Property Trust, Inc. (12/04 to 06/15).
Thomas G. Yellin, Trustee (1954)	Term Indefinite – Since Inception	President of The Documentary Group (since 2006).	16	Director of Grosvenor Registered Multi-Strategy Funds (3 funds); Director of Hedge Fund Guided Portfolio Solution (part of the Grosvenor complex); Former Manager of Man FRM Alternative Multi- Strategy Fund LLC (8/09 to 8/21).

*The business address of each listed person is 1290 Avenue of the Americas, New York, NY 10104.

**The “Fund Complex” consists of NB Crossroads Private Markets Fund IV (TI) — Client LLC, NB Crossroads Private Markets Fund IV (TE) — Client LLC, NB Crossroads Private Markets Fund IV Holdings LLC, NB Crossroads Private Markets Fund V Holdings LP, NB Crossroads Private Markets Fund V (TE) LP, NB Crossroads Private Markets Fund V (TE) Advisory LP, NB Crossroads Private Markets Fund V (TI) LP, NB Crossroads Private Markets Fund V (TI) Advisory LP, NB Crossroads Private Markets Fund VI Holdings LP, NB Crossroads Private Markets Fund VI LP, NB Crossroads Private Markets Fund VI Advisory LP, NB Crossroads Private Markets Fund VII Holdings LP, NB Crossroads Private Markets Fund VII LP, NB Crossroads Private Markets Fund VII Advisory LP, NB Private Markets Access Fund LLC, and the Fund.

Information pertaining to the officers of the Fund is set forth below.

Name, Position(s) Held with Registrant, Year of Birth and Address*	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years

Peter Sterling, President (1976)	Term — Indefinite; Length — since inception	Head of Neuberger Berman’s Specialty Finance team, Managing Director, NBAA, since 2018. Formerly, President of Coastland Capital (2012- 2018).

Dean Winick, Treasurer (1982)	Term — Indefinite; Length — since inception	Head of Finance - Private Credit / Direct Equity, Managing Director, Neuberger Berman, since 2023. Formerly Senior Vice President, Neuberger Berman (2005-2023).

Disclosure Regarding Fund Trustees and Officers (Unaudited) (continued)

Name, Position(s) Held with Registrant, Year of Birth and Address*	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Claudia A. Brandon, Executive Vice President and Secretary (1956)	Term — Indefinite; Length — since inception	Head of Mutual Fund Governance, Senior Vice President, Neuberger Berman, since 2007.

Scott Hogan, Chief Compliance Officer (1970)	Term — Indefinite; Length — since inception	Compliance Officer to the registered investment companies for which NBIA acts as an investment manager and/or administrator, since May 2025. Formerly, Director, DWS Investment Management Americas, Inc. (“DIMA”), and Chief Compliance Officer to the registered investment companies for which DIMA acted as an investment manager and/or administrator (2016 to 2025), and Legal Counsel, DIMA (2007 to 2016).

Gariel Nahoum, Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002) (1983)	Term — Indefinite; Length — since inception	Senior Vice President, Neuberger Berman, since 2017, and General Counsel – U.S. Registered Funds, Senior, since March 2025. Formerly Associate General Counsel – Mutual Funds and Intermediary, Neuberger Berman (2017-2025), and Assistant General Counsel and Vice President, Neuberger Berman (2014 to 2016).

Rocco DiBenedetto, Assistant Treasurer (1987)	Term — Indefinite; Length — since December 2025	Senior Vice President, Neuberger Berman, and Finance Director - Registered Private Credit Fund since 2025. Formerly Senior Reporting Analyst, Strategic Value Partners (2023-2025); Director of Accounting, Prime Meridian Capital Management (2019-2023).

Sheila James, Assistant Secretary (1965)	Term — Indefinite; Length — since inception	Senior Vice President, Neuberger Berman, since 2023. Formerly, Vice President, Neuberger Berman (2008-2023).

Disclosure Regarding Fund Trustees and Officers (Unaudited) (continued)

Name, Position(s) Held with Registrant, Year of Birth and Address*	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Brian Kerrane, Vice President (1969)	Term — Indefinite; Length — since inception

Managing Director, Neuberger Berman, since 2013; Chief Operating Officer – Mutual Funds and Managing Director, NBIA, since 2015. Formerly, Senior Vice President (2006 to 2014) and Vice President, Neuberger Berman (2008 to

2015).

Destinie Mack, Assistant Treasurer (1995)	Term — Indefinite; Length — since October 2025	Vice President, Neuberger Berman, and Controller—Registered Private Credit Fund since 2025. Formerly Vice President, Investcorp (2023-2025); Audit Manager, Deloitte (2018-2023).

Josephine Marone, Assistant Secretary (1963)	Term — Indefinite; Length — since inception	Senior Paralegal, Neuberger Berman, since 2007.

Julia Seong, Assistant Treasurer (1985)	Term — Indefinite; Length — since inception	Senior Vice President, Neuberger Berman, and Finance Director—Specialty Finance since 2024. Formerly Senior Vice President, iCapital Network (2018-2024).

*The business address of each listed person is 1290 Avenue of the Americas, New York, NY 10104, except for Peter Sterling, whose business address is 2400 Broadway, Suite 220, Redwood City, CA 94063.

(b)  Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the Code of Ethics is provided as an exhibit pursuant to Item 19(a)(1). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees (the “Board) has determined that Alan Brott possesses the technical attributes to qualify as the audit committee financial expert and is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

Ernst & Young LLP serves as independent registered public accounting firm to the Registrant.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the Registrant’s principal accountant for the audit of the annual financial statements or services rendered that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $325,000 for the fiscal year ended December 31, 2025.

(b) Audit-Related Fees

Audit-related services provided by the principal accountant to the Registrant for the fiscal year ended December 31, 2025 were $0.

(c) Tax Fees

The principal accountant for the audit of the Registrant’s annual financial statements billed no fees for tax compliance, tax advice or tax planning services to the Registrant during the fiscal year ended December 31, 2025.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the fiscal year ended December 31, 2025.

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(e) (1) During its regularly scheduled periodic meetings, the audit committee of the Registrant’s Board will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None of the services described in paragraphs (b)-(d) above were approved by the Registrant’s audit committee pursuant to the “de minimis exception” in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant’s accountant for services rendered to the Registrant, and the Registrant’s investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended December 31, 2025 were $0.

(h) The audit committee of the Registrant’s Board has considered whether the provision of any non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

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Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Subject to the Board’s oversight, the Registrant has delegated responsibility to vote proxies related to the securities held in the Registrant’s portfolio to its investment adviser, Neuberger Berman Investment Advisers LLC (“NBIA”). Under this authority, NBIA is required by the Board to vote proxies related to portfolio securities in the best interests of the Registrant and its shareholders. The Board permits NBIA to contract with a third party to obtain proxy voting and related services, including research of current issues.

NBIA has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that NBIA votes proxies prudently and in the best interest of its advisory clients for whom NBIA has voting authority, including the Registrant. The Proxy Voting Policy also describes how NBIA addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

NBIA’s Governance and Proxy Committee (“Proxy Committee”) is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, administering and overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegates to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NBIA utilizes Glass, Lewis & Co. (“Glass Lewis”) to vote proxies in accordance with NBIA’s voting guidelines. In instances where a material conflict has been determined to exist, NBIA will generally instruct that such shares be voted in the same proportion as other shares are voted with respect to a proposal, subject to applicable legal, regulatory and operational requirements. .

NBIA retains final authority and fiduciary responsibility for proxy voting. NBIA believes that this process is reasonably designed to address material conflicts of interest that may arise between NBIA and a client as to how proxies are voted.

In the event that an investment professional at NBIA believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NBIA’s proxy voting guidelines, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NBIA and the client with respect to the voting of the proxy in that manner. In the event that the Proxy Committee determines that such vote will not present a material

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conflict, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB investment professional.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional would not be appropriate, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the voting guidelines; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; (iv) instruct that such shares be voted in the same proportion as other shares are voted with respect to a proposal, subject to applicable legal, regulatory and operational requirements; or (v) engage another independent third party to determine how to vote the proxy.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Member

The five members of the Neuberger Berman Specialty Finance Investment Committee (the “NBSF Investment Committee”) (Peter Sterling, Zhengyuan Lu, David Kupperman, Jeff Majit and Anthony Tutrone) are responsible for the management of the Registrant’s portfolio and serve as the Registrant’s portfolio managers. In addition to serving as members of the Investment Committee, Peter Sterling and Zhengyuan Lu are primarily responsible for the day-to-day management, selection, purchases and realizations of the Registrant’’s loan portfolio.

Peter Sterling, Managing Director, is Head of Neuberger Berman’s Specialty Finance team and a member of the NBSF Investment Committee. Prior to joining the firm in 2018, Peter served as President of Coastland Capital, an asset manager within the relative value and specialty finance strategies. Peter served as the portfolio manager for Coastland’s specialty finance vehicle which invested across consumer and small business loans/receivables with an emphasis on the Fintech space. The group underwrote and purchased several hundred million dollars of varying assets across the whole loan, receivable, and securitized ABS markets. Prior to joining Coastland, Peter underwrote and purchased non-performing loan investments within the consumer and commercial credit card industries. From 2001-2005, Peter served as a portfolio manager focusing on credit arbitrage strategies at Marin Capital and previously at KBC Alternative Investment Management Ltd., a multi-strategy asset manager with several billion dollars under management. During his tenure, Peter co-managed a large credit portfolio focused on capital structure arbitrage. Previous to that, Peter was initially hired into D.E. Shaw’s Financial Products group which was subsequently sold to KBC Bank, managing their U.S. convertible bond arbitrage portfolio. Prior to that, Peter traded equity derivatives for Gateway Partners on the floors of the American and Philadelphia Stock Exchanges. Peter received a BA with a dual major in Economics and Psychology from Cornell University.

Zhengyuan Lu, Managing Director, is a senior member of the Neuberger Berman’s Specialty Finance team and a member of the NBSF Investment Committee. Prior to joining Neuberger Berman, Lu was a Managing Director and head of the Warehouse Financing Group with SVB Financial Group, where he was responsible for debt investments in the FinTech sector. Prior to SVB Financial Group, Lu was in a similar capacity with Victory Park Capital. Prior to that, Lu was a senior vice president and head of Capital Markets and Treasury at OnDeck, where he spearheaded all capital markets and fundraising activities. This also included the management of OnDeck Marketplace, the crowd funding platform of OnDeck and Treasury and Cash Management. As a member of OnDeck’s Executive and Management Committee, Lu was involved in all aspects of its strategic and operational initiatives. Prior to that, he was

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a managing director and head of the Asset Financing Group at Gleacher & Company, where he was responsible for the origination and financing of esoteric assets. Before joining Gleacher, Lu was a managing director and head of Structured Products Group at Keefe, Bruyette & Woods (now Stifel Financial), where he ran all banking and trading activities for structured products. He was a senior vice president/executive director with Fortis Bank and WestLB AG. Lu was also a portfolio manager at PPM America (asset management arm of Prudential U.K.). Lu holds a B.A in Economics and Computer Science from Middlebury College.

David Kupperman, PhD, Managing Director, is Co-head of the NB Alternative Investment Management team. He is a member of the NBSF Investment Committee and co-founded the Neuberger Berman Specialty Finance Group. He is also the Chairman of the NB Insurance-Linked Strategies Underwriting Committee and a Director of NB Reinsurance Ltd. David also sits on the firm’s Asset Allocation Committee and the Investment Risk Committee. Prior to joining the firm in 2011, David was a partner and member of the investment committee at Alternative Investment Management, LLC. Before that, he was a managing director and member of the executive committee at Paloma Partners Management Company, a multi-strategy hedge fund focused on relative value trading strategies. Previously, David was a principal at The Carlyle Group, one of the world’s largest alternative investment managers. Prior to joining Carlyle, he was a vice president in both the private equity and portfolio strategy groups at Goldman, Sachs & Co. David is on The Johns Hopkins Physics & Astronomy Advisory Council and the Krieger School Advisory Board. David holds an MA and a PhD in physics from Johns Hopkins University and a BA and an ME from Cornell University.

Jeff Majit, CFA, Managing Director, is Co-head of the NB Alternative Investment Management team. He is a member of the NBSF Investment Committee. Jeff is also Co-PM of the Tactical Private Income strategy. Prior to co-founding NB Alternative Investment Management in 2002, Jeff was in the global power and project finance group within the investment banking division of Lehman Brothers, where he worked on M&A advisories as well as capital markets financings. Jeff graduated Phi Beta Kappa from Amherst College, earning a BA with concentrations in economics and Asian languages and civilizations. Jeff has been awarded the Chartered Financial Analyst designation.

Anthony Tutrone, Managing Director, is the Global Head of NB Alternatives. He is a member of all Neuberger Berman Private Equity’s Investment Committees, including the NBSF Investment Committee. Anthony is also a member of Neuberger Berman’s Partnership, Operating, and Asset Allocation Committees. Prior to Neuberger Berman, from 1994 to 2001, Anthony was a Managing Director and founding member of The Cypress Group, a private equity firm focused on middle market buyouts. Anthony began his career at Lehman Brothers in 1986, starting in Investment Banking and in 1987 becoming one of the original members of the firm’s Merchant Banking Group. He has been a member of the board of directors of several public and private companies and has sat on the advisory boards of several private equity funds. Anthony earned an MBA from Harvard Business School and a BA in Economics from Columbia.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member

The following table lists the number and types of accounts, other than the Registrant, managed by the portfolio managers and assets under management in those accounts, as of December 31, 2025.

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Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based

Anthony D. Tutrone

Registered Investment Companies	5	$3,326,414,846	5	$3,326,414,846

Other Pooled Investment Vehicles	69	$70,733,852,227	69	$70,733,852,227

Other Accounts	163	$75,558,300,561	163	$75,558,300,561

David Kupperman

Registered Investment Companies	1	$575,728,005	0	$0

Other Pooled Investment Vehicles	16	$5,185,006,161	6	$4,049,519,677

Other Accounts	3	$2,607,493,593	1	$4,271,821

Jeffrey Majit

Registered Investment Companies	0	$0	0	$0

Other Pooled Investment Vehicles	16	$5,185,006,161	6	$4,049,519,677

Other Accounts	2	$2,587,812,582	1	$4,271,821

Peter Sterling

Registered Investment Companies	0	$0	0	$0

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Other Pooled Investment Vehicles	7	$4,133,548,535	5	$3,682,815,870

Other Accounts	0	$0	0	$0

Zhengyuan Lu

Registered Investment Companies	0	$0	0	$0

Other Pooled Investment Vehicles	7	$4,133,548,535	5	$3,682,815,870

Other Accounts	0	$0	0	$0

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the portfolio management team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio management team members may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the investment adviser may vary among these accounts and portfolio management team members may personally invest in these accounts. These factors could create conflicts of interest because the portfolio management team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Registrant. A conflict may also exist if a portfolio management team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a portfolio management team member may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the investment adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio management team members are generally managed in a similar fashion and the investment adviser has policies that seek to allocate opportunities on a fair and equitable basis, taking into consideration the investment objectives and strategies and any legal, tax or regulatory considerations.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

Neuberger’s compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for the portfolio management team consists of a fixed base salary and annual discretionary, performance-based bonus, which is a variable portion of total compensation. Members of the investment team also participate in the allocation of carried interest from funds managed by the investment team that charge carried interest. Compensation is paid from a portfolio management team compensation pool made available to the portfolio management team with which the investment professional is associated. The size

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of the team compensation pool is determined based on a number of factors including the revenue that is generated by that particular portfolio management team, less certain adjustments. The percentage allocated to individual team participants is based on a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer-term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

The terms of our long-term retention incentives are as follows:

●

Employee-Owned Equity. Certain employees (primarily senior leadership and investment professionals) participated in Neuberger Berman’s equity ownership structure, which was launched as part of the firm’s management buyout in 2009 and designed to incentivize and retain key personnel. We currently offer an equity acquisition program which allows employees a more direct opportunity to invest in Neuberger Berman.

●

Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio.

●

Restrictive Covenants. Most investment professionals, including Fund’s portfolio managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases non-compete restrictions.

(a)(4) Beneficial Ownership of Securities – As of December 31, 2025:

Portfolio Manager	Dollar Range of Equity Securities of the Registrant Beneficially Owned

Peter Sterling	None

Zhengyuan Lu	None

David Kupperman	None

Jeff Majit	None
Anthony D. Tutrone	None

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(b) Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 16. Controls and Procedures.

(a)

The Registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”), were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	The Registrant did not engage in securities lending activities during the fiscal year ended December 31, 2025.

(b)	The Registrant did not engage in any securities lending activity and did not engage a securities lending agent during the fiscal year ended December 31, 2025.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) A copy of the Code of Ethics is filed herewith.

(2) Not applicable.

(3) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

(4) Not applicable.

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(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Asset-Based Credit Fund

By:	/s/ Peter Sterling

Name:	Peter Sterling

Title:	President ((Principal Executive Officer)

Date	3/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter Sterling

Name:	Peter Sterling

Title:	President ((Principal Executive Officer)

Date	3/6/2026

By:	/s/ Dean Winick

Name:	Dean Winick

Title:	Treasurer ((Principal Financial Officer)

Date	3/6/2026

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